UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:      02-33227
                                   -------------------------------------



                       Principal Capital Value Fund, Inc.
 --------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                    711 High Street Des Moines, IA 50392-2080
 --------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


        Princor Financial Services Corporation Des Moines, IA 50392-2080
 --------------------------------------------------------------------------
                     (Name and address of agent for service)



Registrant's telephone number, including area code:          515 247-5476
                                                   ------------------------

Date of fiscal year end:     October 31, 2003
                        --------------------------

Date of reporting period:   April 30, 2003
                        --------------------------

Item 1. Report to Shareholders.

                          TABLE OF CONTENTS
                                                                       PAGE
Domestic Growth Funds Financial Statements and Highlights
 Statements of Assets and Liabilities................................... 2
 Statements of Operations............................................... 9
 Statements of Changes in Net Assets.................................... 16
 Notes to Financial Statements.......................................... 23
 Schedules of Investments
  Balanced Fund.........................................................34
  Capital Value Fund....................................................48
  Growth Fund...........................................................51
  LargeCap Stock Index Fund.............................................53
  MidCap Fund...........................................................62
  Partners Blue Chip Fund...............................................66
  Partners Equity Growth Fund...........................................71
  Partners LargeCap Blend Fund..........................................74
  Partners LargeCap Value Fund..........................................77
  Partners MidCap Growth Fund...........................................80
  Partners SmallCap Growth Fund.........................................83
  Real Estate Fund......................................................85
  SmallCap Fund.........................................................86
  Utilities Fund........................................................90
 Financial Highlights................................................... 91

International Growth Funds Financial Statements and Highlights
 Statements of Assets and Liabilities................................... 105
 Statements of Operations............................................... 107
 Statements of Changes in Net Assets.................................... 109
 Notes to Financial Statements.......................................... 111
 Schedules of Investments
  International Emerging Markets Fund...................................117
  International Fund....................................................120
  International SmallCap Fund...........................................123
 Financial Highlights................................................... 127
Income Funds Financial Statements and Highlights
 Statements of Assets and Liabilities................................... 130
 Statements of Operations............................................... 132
 Statements of Changes in Net Assets.................................... 134
 Notes to Financial Statements.......................................... 136
 Schedules of Investments
  Bond Fund.............................................................142
  Government Securities Income Fund.....................................151
  Limited Term Bond Fund................................................152
  Tax-Exempt Bond Fund..................................................159
 Financial Highlights................................................... 162

Money Market Fund Financial Statements and Highlights
 Statement of Assets and Liabilities.................................... 166
 Statement of Operations................................................ 167
 Statements of Changes in Net Assets.................................... 168
 Notes to Financial Statements.......................................... 169
 Schedule of Investments
  Cash Management Fund..................................................172
Financial Highlights....................................................175
Fund Directors..........................................................176
Shareholder Meeting Results.............................................178

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                              BALANCED         CAPITAL VALUE
                                             FUND, INC.         FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ......  $ 95,122,503        $360,878,965
                                          ============        ============
ASSETS
Investment in securities--at value......  $91,191,602/(c)/    $370,778,744/(c)/
Cash....................................        10,353              10,000
Receivables:
 Capital Shares sold....................         4,369              19,648
 Dividends and interest.................       407,908             430,670
 Investment securities sold.............       934,911                  --
Other assets............................         5,607              31,710
                                          ------------        ------------
                            Total Assets    92,554,750         371,270,772
LIABILITIES
Accrued expenses........................       109,313             310,246
Payables:
 Capital Shares reacquired..............        22,319              80,549
 Investment securities purchased........     2,418,055                  --
Collateral obligation on securities
 loaned, at value.......................       146,395           7,744,532
                                          ------------        ------------
                       Total Liabilities     2,696,082           8,135,327
                                          ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ................................  $ 89,858,668        $363,135,445
                                          ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital........................  $113,660,931        $424,326,313
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss).......................        58,009             971,466
Accumulated undistributed
 (overdistributed) net realized gain
 (loss).................................   (19,929,371)        (72,062,113)
Net unrealized appreciation
 (depreciation) of investments..........    (3,930,901)          9,899,779
                                          ------------        ------------
                        Total Net Assets  $ 89,858,668        $363,135,445
                                          ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.......................   100,000,000         100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets.....................  $ 75,871,303        $336,594,463
  Shares issued and outstanding.........     6,986,230          17,740,575
  Net asset value per share.............  $      10.86        $      18.97
  Maximum offering price per share /(a)/  $      11.52        $      20.13
                                          ============        ============

Class B: Net Assets.....................  $ 13,987,365        $ 26,540,982
  Shares issued and outstanding.........     1,294,801           1,409,820
  Net asset value per share /(b)/ ......  $      10.80        $      18.83
                                          ============        ============




/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                              PRINCIPAL          PRINCIPAL
                                                GROWTH         LARGECAP STOCK
                                              FUND, INC.      INDEX FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .......  $ 362,315,966      $ 58,463,680
                                           =============      ============
ASSETS
Investment in affiliated securities--at
 value...................................  $          --      $     46,123
Investment in securities--at value.......   295,055,197/(c)/   44,265,396/(c)/
Cash.....................................         10,001            10,060
Receivables:
 Capital Shares sold.....................         77,702             4,708
 Dividends and interest..................        264,878            44,491
 Investment securities sold..............      2,222,814                --
Other assets.............................         14,737               775
                                           -------------      ------------
                             Total Assets    297,645,329        44,371,553
LIABILITIES
Accrued expenses.........................        493,227            24,251
Payables:
 Capital Shares reacquired...............        175,440             7,878
 Investment securities purchased.........      2,124,649                --
Collateral obligation on securities
 loaned, at value........................     14,271,088           630,044
                                           -------------      ------------
                        Total Liabilities     17,064,404           662,173
                                           -------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES .................................  $ 280,580,925      $ 43,709,380
                                           =============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.........................  $ 516,744,271      $ 60,726,173
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss)........................       (995,950)          106,739
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)..................................   (167,906,627)       (3,109,908)
Net unrealized appreciation
 (depreciation) of investments...........    (67,260,769)      (14,013,624)
                                           -------------      ------------
                         Total Net Assets  $ 280,580,925      $ 43,709,380
                                           =============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized........................    100,000,000       100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets......................  $ 236,510,149      $ 37,008,728
  Shares issued and outstanding..........     10,571,300         5,461,287
  Net asset value per share..............  $       22.37      $       6.78
  Maximum offering price per share /(a)/   $       23.73      $       6.88
                                           =============      ============

Class B: Net Assets......................  $  44,070,776      $  6,700,652
  Shares issued and outstanding..........      2,038,857           987,295
  Net asset value per share /(b)/ .......  $       21.62      $       6.79
                                           =============      ============




/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value for Principal Growth Fund, Inc. and 1.50% of the offering price or 1.52% of the net asset value for Principal LargeCap Stock Index Fund, Inc.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                              MIDCAP           PARTNERS BLUE
                                            FUND, INC.        CHIP FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....   $416,405,520        $144,424,346
                                          ============        ============
ASSETS
Investment in securities--at value.....   $438,034,874/(c)/   $128,891,255/(c)/
Cash...................................         52,595             572,815
Receivables:
 Capital Shares sold...................        134,322               5,693
 Dividends and interest................        190,970             128,588
 Investment securities sold............        443,984             232,179
Other assets...........................          9,008               3,495
                                          ------------        ------------
                           Total Assets    438,865,753         129,834,025
LIABILITIES
Accrued expenses.......................        411,274             106,317
Payables:
 Capital Shares reacquired.............        150,814              57,285
 Investment securities purchased.......      1,504,028             110,141
Collateral obligation on securities
 loaned, at value......................     44,964,442             179,000
                                          ------------        ------------
                      Total Liabilities     47,030,558             452,743
                                          ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................   $391,835,195        $129,381,282
                                          ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................   $366,454,446        $184,706,983
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............       (324,729)           (198,233)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................      4,076,124         (39,596,845)
Net unrealized appreciation
 (depreciation) of investments.........     21,629,354         (15,530,623)
                                          ------------        ------------
                       Total Net Assets   $391,835,195        $129,381,282
                                          ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................    100,000,000         100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets....................   $329,705,260        $103,221,191
  Shares issued and outstanding........     10,122,351           7,432,092
  Net asset value per share............   $      32.57        $      13.89
  Maximum offering price per share
 /(a)/ ................................   $      34.56        $      14.74
                                          ============        ============

Class B: Net Assets....................   $ 62,129,935        $ 26,160,091
  Shares issued and outstanding........      1,997,154           1,945,187
  Net asset value per share /(b)/ .....   $      31.11        $      13.45
                                          ============        ============




/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

/ /
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                          PARTNERS EQUITY    PARTNERS LARGECAP
                                         GROWTH FUND, INC.   BLEND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....   $ 58,267,967         $ 33,396,988
                                          ============         ============
ASSETS
Investment in securities--at value.....   $49,807,744/(c)/     $ 32,075,460
Cash...................................      1,612,936            1,241,358
Receivables:
 Capital Shares sold...................          6,537               65,501
 Dividends and interest................         28,561               64,233
 Investment securities sold............        257,739               87,772
Other assets...........................            995                  234
                                          ------------         ------------
                           Total Assets     51,714,512           33,534,558
LIABILITIES
Accrued expenses.......................        129,931                6,255
Payables:
 Capital Shares reacquired.............         11,078                9,356
 Investment securities purchased.......        985,867               43,894
Collateral obligation on securities
 loaned, at value......................        688,088                   --
                                          ------------         ------------
                      Total Liabilities      1,814,964               59,505
                                          ------------         ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................   $ 49,899,548         $ 33,475,053
                                          ============         ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................   $ 88,783,920         $ 37,215,092
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............       (256,288)             (13,655)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................    (30,167,861)          (2,404,856)
Net unrealized appreciation
 (depreciation) of investments.........     (8,460,223)          (1,321,528)
                                          ------------         ------------
                       Total Net Assets   $ 49,899,548         $ 33,475,053
                                          ============         ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................    100,000,000          100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets....................   $ 37,367,338         $ 23,845,446
  Shares issued and outstanding........      6,054,197            2,938,189
  Net asset value per share............   $       6.17         $       8.12
  Maximum offering price per share
 /(a)/ ................................   $       6.55         $       8.62
                                          ============         ============

Class B: Net Assets....................   $ 12,532,210         $  9,629,607
  Shares issued and outstanding........      2,084,627            1,206,681
  Net asset value per share /(b)/ .....   $       6.01         $       7.98
                                          ============         ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                         PARTNERS LARGECAP    PARTNERS MIDCAP
                                         VALUE FUND, INC.    GROWTH FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....    $ 36,097,546        $ 16,819,195
                                           ============        ============
ASSETS
Investment in securities--at value.....    $ 33,681,991        $ 18,555,014
Cash...................................       1,578,827             313,643
Receivables:
 Capital Shares sold...................          13,269               8,614
 Dividends and interest................          52,094                 784
 Investment securities sold............              --             479,850
Other assets...........................             265                 301
                                           ------------        ------------
                           Total Assets      35,326,446          19,358,206
LIABILITIES
Accrued expenses.......................          28,908              31,562
Payables:
 Capital Shares reacquired.............          17,652                  --
 Investment securities purchased.......          45,630             383,708
                                           ------------        ------------
                      Total Liabilities          92,190             415,270
                                           ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................    $ 35,234,256        $ 18,942,936
                                           ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................    $ 38,409,482        $ 35,246,271
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............          46,545            (166,557)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................        (806,216)        (17,872,597)
Net unrealized appreciation
 (depreciation) of investments.........      (2,415,555)          1,735,819
                                           ------------        ------------
                       Total Net Assets    $ 35,234,256        $ 18,942,936
                                           ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................     100,000,000         100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets....................    $ 25,797,508        $ 14,181,462
  Shares issued and outstanding........       2,761,153           3,710,792
  Net asset value per share............    $       9.34        $       3.82
  Maximum offering price per share
 /(a)/ ................................    $       9.91        $       4.05
                                           ============        ============

Class B: Net Assets....................    $  9,436,748        $  4,761,474
  Shares issued and outstanding........       1,021,249           1,273,117
  Net asset value per share /(b)/ .....    $       9.24        $       3.74
                                           ============        ============




/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                 PRINCIPAL         PRINCIPAL
                                             PARTNERS SMALLCAP    REAL ESTATE
                                             GROWTH FUND, INC.    FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .........    $  6,964,842      $ 38,637,610
                                               ============      ============
ASSETS
Investment in securities--at value.........    $  7,415,435      $ 43,819,335
Cash.......................................         411,915            10,000
Receivables:
 Capital Shares sold.......................          25,870            52,586
 Dividends and interest....................           2,817            38,323
 Investment securities sold................          45,576                --
Other assets...............................             102               447
                                               ------------      ------------
                               Total Assets       7,901,715        43,920,691
LIABILITIES
Accrued expenses...........................           3,846             9,181
Payables:
 Capital Shares reacquired.................              --            60,411
 Investment securities purchased...........          47,258                --
                                               ------------      ------------
                          Total Liabilities          51,104            69,592
                                               ------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES    $  7,850,611      $ 43,851,099
                                               ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital...........................    $ 13,634,049      $ 39,019,434
Accumulated undistributed (overdistributed)
 net investment income (operating loss)....         (62,615)           (6,633)
Accumulated undistributed (overdistributed)
 net realized gain (loss)..................      (6,171,416)         (343,427)
Net unrealized appreciation (depreciation)
 of investments............................         450,593         5,181,725
                                               ------------      ------------
                           Total Net Assets    $  7,850,611      $ 43,851,099
                                               ============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..........................     100,000,000       100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets........................    $  5,679,333      $ 32,791,950
  Shares issued and outstanding............       1,414,074         2,972,929
  Net asset value per share................    $       4.02      $      11.03
  Maximum offering price per share /(a)/ ..    $       4.27      $      11.70
                                               ============      ============

Class B: Net Assets........................    $  2,171,278      $ 11,059,149
  Shares issued and outstanding............         550,166         1,008,107
  Net asset value per share /(b)/ .........    $       3.95      $      10.97
                                               ============      ============




/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                 PRINCIPAL         PRINCIPAL
                                                  SMALLCAP         UTILITIES
                                                 FUND, INC.       FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..........  $ 80,076,140       $ 70,637,077
                                              ============       ============
ASSETS
Investment in securities--at value..........  $80,707,760/(c)/   $ 66,636,758
Cash........................................        10,000          2,882,809
Receivables:
 Capital Shares sold........................        13,146              1,276
 Dividends and interest.....................        32,429            339,583
 Investment securities sold.................       982,339            456,131
Other assets................................         1,440              1,966
                                              ------------       ------------
                                Total Assets    81,747,114         70,318,523
LIABILITIES
Accrued expenses............................       148,370            117,463
Payables:
 Capital Shares reacquired..................         3,159             13,175
 Investment securities purchased............       232,859          2,161,766
Collateral obligation on securities loaned,
 at value...................................     8,484,097                 --
                                              ------------       ------------
                           Total Liabilities     8,868,485          2,292,404
                                              ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES   $ 72,878,629       $ 68,026,119
                                              ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital............................  $117,056,950       $ 97,956,172
Accumulated undistributed (overdistributed)
 net investment income (operating loss).....      (389,095)           204,372
Accumulated undistributed (overdistributed)
 net realized gain (loss)...................   (44,420,846)       (26,134,106)
Net unrealized appreciation (depreciation)
 of investments.............................       631,620         (4,000,319)
                                              ------------       ------------
                            Total Net Assets  $ 72,878,629       $ 68,026,119
                                              ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................   100,000,000        100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets.........................  $ 56,715,291       $ 58,740,898
  Shares issued and outstanding.............     8,860,798          6,553,999
  Net asset value per share.................  $       6.40       $       8.96
  Maximum offering price per share /(a)/ ...  $       6.79       $       9.51
                                              ============       ============

Class B: Net Assets.........................  $ 16,163,338       $  9,285,221
  Shares issued and outstanding.............     2,638,641          1,040,977
  Net asset value per share /(b)/ ..........  $       6.13       $       8.92
                                              ============       ============




/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.


See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                 PRINCIPAL        PRINCIPAL
                                                  BALANCED      CAPITAL VALUE
                                                 FUND, INC.      FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends....................................  $   465,123    $  3,760,027
 Interest.....................................      878,535          39,838
 Securities lending...........................          768          23,378
                                                -----------    ------------
                                  Total Income    1,344,426       3,823,243
Expenses:
 Management and investment advisory fees......      266,407       1,032,595
 Distribution fees - Class A..................       93,527         261,602
 Distribution fees - Class B..................       77,211         133,158
 Registration fees - Class A..................        6,856           4,768
 Registration fees - Class B..................        4,624           4,523
 Shareholder reports - Class A................        4,219          14,830
 Shareholder reports - Class B................        1,043           3,683
 Transfer and administrative fees - Class A...       84,384         187,325
 Transfer and administrative fees - Class B...       21,419          42,414
 Auditing and legal fees......................        4,026           4,876
 Custodian fees...............................       17,509           7,588
 Directors' fees..............................        1,422          12,011
 Registration fees............................        8,444          10,204
 Transfer and administrative fees.............      153,258         319,357
 Other expenses...............................        2,945          11,579
                                                -----------    ------------
                          Total Gross Expenses      747,294       2,050,513
 Less: Fees paid indirectly...................        1,863          10,808
 Less: Fees waived - Class A..................           --         28,669/(a)/
                                                -----------    ------------
                            Total Net Expenses      745,431       2,011,036
                                                -----------    ------------
        Net Investment Income (Operating Loss)      598,995       1,812,207

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions......................   (2,998,554)    (20,317,005)
 Other investment companies...................        1,138           2,156
Change in unrealized appreciation/depreciation
 of:
 Investments..................................    4,849,186      31,876,642
                                                -----------    ------------
    Net Realized and Unrealized Gain (Loss) on
                                   Investments    1,851,770      11,561,793
                                                -----------    ------------
         Net Increase (Decrease) in Net Assets
                     Resulting from Operations  $ 2,450,765    $ 13,374,000
                                                ===========    ============



/(a) /Period from March 1, 2003, through April 30, 2003.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                PRINCIPAL        PRINCIPAL
                                                  GROWTH       LARGECAP STOCK
                                                FUND, INC.    INDEX FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends...................................  $ 1,289,470      $  353,493
 Dividends from affiliates...................           --             397
 Interest....................................       22,036           8,885
 Securities lending..........................        3,106           1,290
                                               -----------      ----------
                                 Total Income    1,314,612         364,065
Expenses:
 Management and investment advisory fees.....      812,285          70,203
 Distribution fees - Class A.................      243,225          25,585
 Distribution fees - Class B.................      226,181          13,266
 Registration fees - Class A.................        7,911           5,424
 Registration fees - Class B.................        6,728           4,463
 Shareholder reports - Class A...............       20,742           1,883
 Shareholder reports - Class B...............        6,274             512
 Transfer and administrative fees - Class A..      321,956          34,783
 Transfer and administrative fees - Class B..       91,075           7,465
 Auditing and legal fees.....................        4,837           3,240
 Custodian fees..............................        2,377          10,387
 Directors' fees.............................        9,570           1,062
 Registration fees...........................       18,342           8,810
 Transfer and administrative fees............      529,347          69,267
 Other expenses..............................        9,712           1,323
                                               -----------      ----------
                         Total Gross Expenses    2,310,562         257,673
 Less: Fees paid indirectly..................        1,250              --
 Less: Fees waived - Class A.................           --          53,848
 Less: Fees waived - Class B.................           --          12,760
                                               -----------      ----------
                           Total Net Expenses    2,309,312         191,065
                                               -----------      ----------
       Net Investment Income (Operating Loss)     (994,700)        173,000

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions.....................   (8,890,551)       (109,875)
 Investment transactions in affiliates.......           --              71
 Futures contracts...........................           --         (88,304)
 Other investment companies..................           --           1,517
Change in unrealized
 appreciation/depreciation of:
 Investments.................................   12,456,847       1,528,692
 Investments in affiliates...................           --           1,619
 Futures contracts...........................           --         157,238
                                               -----------      ----------
   Net Realized and Unrealized Gain (Loss) on
                                  Investments    3,566,296       1,490,958
                                               -----------      ----------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations  $ 2,571,596      $1,663,958
                                               ===========      ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                  PRINCIPAL       PRINCIPAL
                                                   MIDCAP       PARTNERS BLUE
                                                 FUND, INC.    CHIP FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.....................................  $ 2,756,238    $  1,096,689
 Interest......................................      135,004           5,926
 Securities lending............................       70,008           2,066
                                                 -----------    ------------
                                   Total Income    2,961,250       1,104,681
Expenses:
 Management and investment advisory fees.......    1,091,407         382,369
 Distribution fees - Class A...................      365,077         120,340
 Distribution fees - Class B...................      184,954         139,582
 Registration fees - Class A...................        7,248           6,122
 Registration fees - Class B...................        7,440           3,890
 Shareholder reports - Class A.................       19,999          12,506
 Shareholder reports - Class B.................        5,853           4,823
 Transfer and administrative fees - Class A....      284,234         157,681
 Transfer and administrative fees - Class B....       78,313          53,692
 Auditing and legal fees.......................        4,594           4,877
 Custodian fees................................        7,429           5,071
 Directors' fees...............................       10,336           4,440
 Registration fees.............................       12,617           5,395
 Shareholder meeting expense ..................           --          87,969
 Transfer and administrative fees..............      498,393         311,907
 Other expenses................................       11,786           4,498
                                                 -----------    ------------
                           Total Gross Expenses    2,589,680       1,305,162
 Less: Fees paid indirectly....................           --           2,248
                                                 -----------    ------------
                             Total Net Expenses    2,589,680       1,302,914
                                                 -----------    ------------
         Net Investment Income (Operating Loss)      371,570        (198,233)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions.......................    5,985,711     (17,048,336)
 Futures contracts.............................           --         212,425
 Other investment companies....................      187,789             359
Change in unrealized appreciation/depreciation
 of:
 Investments...................................   13,283,020      19,591,051
 Futures contracts.............................           --         (61,607)
                                                 -----------    ------------
     Net Realized and Unrealized Gain (Loss) on
                                    Investments   19,456,520       2,693,892
                                                 -----------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations  $19,828,090    $  2,495,659
                                                 ===========    ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                          PARTNERS EQUITY    PARTNERS LARGECAP
                                         GROWTH FUND, INC.   BLEND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.............................    $  281,966           $  266,386
 Interest..............................         1,669                1,520
 Securities lending....................         1,667                   --
                                           ----------           ----------
                           Total Income       285,302              267,906
Expenses:
 Management and investment advisory
  fees.................................       180,414              105,615
 Distribution fees - Class A...........        44,874               25,509
 Distribution fees - Class B...........        57,186               33,796
 Registration fees - Class A...........         6,811               14,334
 Registration fees - Class B...........         5,984                5,091
 Shareholder reports - Class A.........         5,017                  832
 Shareholder reports - Class B.........         1,856                  337
 Transfer and administrative fees -
  Class A..............................        70,629               12,872
 Transfer and administrative fees -
  Class B..............................        26,505                5,607
 Auditing and legal fees...............         3,422                3,363
 Custodian fees........................         8,718               12,164
 Directors' fees.......................         1,479                  437
 Registration fees.....................        10,181                6,285
 Transfer and administrative fees......       155,973               54,565
 Other expenses........................         1,841                  754
                                           ----------           ----------
                   Total Gross Expenses       580,890              281,561
 Less: Fees paid indirectly............            --                1,403
 Less: Fees waived - Class A...........       28,808/(a)/               --
 Less: Fees waived - Class B...........       10,492/(a)/               --
                                           ----------           ----------
                     Total Net Expenses       541,590              280,158
                                           ----------           ----------
 Net Investment Income (Operating Loss)      (256,288)             (12,252)

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) from:
 Investment transactions...............      (701,719)            (527,833)
 Other investment companies............            --                7,619
Change in unrealized
 appreciation/depreciation of:
 Investments...........................     1,262,637            1,202,842
                                           ----------           ----------
Net Realized and Unrealized Gain (Loss)
                         on Investments       560,918              682,628
                                           ----------           ----------
  Net Increase (Decrease) in Net Assets
              Resulting from Operations    $  304,630           $  670,376
                                           ==========           ==========



/(a) /Period from March 1, 2003, through April 30, 2003.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                         PARTNERS LARGECAP    PARTNERS MIDCAP
                                         VALUE FUND, INC.    GROWTH FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.............................     $  406,397          $   19,573
 Interest..............................          1,917                 296
                                            ----------          ----------
                           Total Income        408,314              19,869
Expenses:
 Management and investment advisory
  fees.................................        118,082              77,647
 Distribution fees - Class A...........         28,976              16,171
 Distribution fees - Class B...........         36,469              19,865
 Registration fees - Class A...........         22,180               4,852
 Registration fees - Class B...........         10,119               5,123
 Shareholder reports - Class A.........            966               1,437
 Shareholder reports - Class B.........            380                 521
 Transfer and administrative fees -
  Class A..............................         13,780              24,433
 Transfer and administrative fees -
  Class B..............................          6,025               9,077
 Auditing and legal fees...............          3,359               3,116
 Custodian fees........................          4,805               9,954
 Directors' fees.......................            483                 450
 Registration fees.....................          7,196               8,163
 Transfer and administrative fees......         65,997              60,040
 Other expenses........................            692                 669
                                            ----------          ----------
                   Total Gross Expenses        319,509             241,518
 Less: Fees paid indirectly............          6,172               3,842
 Less: Fees waived - Class A...........             --              38,415
 Less: Fees waived - Class B...........             --              15,819
                                            ----------          ----------
                     Total Net Expenses        313,337             183,442
                                            ----------          ----------
 Net Investment Income (Operating Loss)         94,977            (163,573)

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) from:
 Investment transactions...............       (169,822)            (58,720)
Change in unrealized
 appreciation/depreciation of:
 Investments...........................      1,793,556           1,227,495
                                            ----------          ----------
Net Realized and Unrealized Gain (Loss)
                         on Investments      1,623,734           1,168,775
                                            ----------          ----------
  Net Increase (Decrease) in Net Assets
              Resulting from Operations     $1,718,711          $1,005,202
                                            ==========          ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                   PRINCIPAL        PRINCIPAL
                                               PARTNERS SMALLCAP   REAL ESTATE
                                               GROWTH FUND, INC.   FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends...................................      $ 12,320        $  970,818
 Interest....................................           414             3,864
                                                   --------        ----------
                                 Total Income        12,734           974,682
Expenses:
 Management and investment advisory fees.....        30,548           180,118
 Distribution fees - Class A.................         6,220            37,816
 Distribution fees - Class B.................         7,809            40,849
 Registration fees - Class A.................         3,884             5,065
 Registration fees - Class B.................         3,979             5,052
 Shareholder reports - Class A...............           360             1,052
 Shareholder reports - Class B...............           160               389
 Transfer and administrative fees - Class A..         8,299            21,546
 Transfer and administrative fees - Class B..         3,110             7,906
 Auditing and legal fees.....................         2,928             3,376
 Custodian fees..............................         7,123             2,694
 Directors' fees.............................           185               832
 Registration fees...........................         5,783             7,398
 Transfer and administrative fees............        32,440            66,703
 Other expenses..............................           450             1,390
                                                   --------        ----------
                         Total Gross Expenses       113,278           382,186
 Less: Fees paid indirectly..................         2,426                --
 Less: Fees waived - Class A.................        26,697                --
 Less: Fees waived - Class B.................        11,175                --
                                                   --------        ----------
                           Total Net Expenses        72,980           382,186
                                                   --------        ----------
       Net Investment Income (Operating Loss)       (60,246)          592,496

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions.....................        78,446           126,534
 Other investment companies..................           416            84,599
Change in unrealized
 appreciation/depreciation of:
 Investments.................................        80,398         3,712,189
                                                   --------        ----------
   Net Realized and Unrealized Gain (Loss) on
                                  Investments       159,260         3,923,322
                                                   --------        ----------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations      $ 99,014        $4,515,818
                                                   ========        ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                    PRINCIPAL      PRINCIPAL
                                                     SMALLCAP      UTILITIES
                                                    FUND, INC.     FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.......................................  $   402,009    $ 1,500,883
 Interest........................................       12,780        410,699
 Securities lending..............................       16,520             --
                                                   -----------    -----------
                                     Total Income      431,309      1,911,582
Expenses:
 Management and investment advisory fees.........      299,259        201,621
 Distribution fees - Class A.....................       68,703         72,067
 Distribution fees - Class B.....................       72,361         45,396
 Registration fees - Class A.....................        4,256          6,941
 Registration fees - Class B.....................        3,955          5,982
 Shareholder reports - Class A...................        5,893          4,167
 Shareholder reports - Class B...................        1,843          1,293
 Transfer and administrative fees - Class A......       99,721         65,517
 Transfer and administrative fees - Class B......       33,343         20,032
 Auditing and legal fees.........................        3,731          4,014
 Custodian fees..................................       18,370          2,231
 Directors' fees.................................        2,174          2,294
 Registration fees...............................        7,639         10,068
 Transfer and administrative fees................      196,558        139,980
 Other expenses..................................        2,693          2,251
                                                   -----------    -----------
                             Total Gross Expenses      820,499        583,854
 Less: Fees paid indirectly......................           95             --
                                                   -----------    -----------
                               Total Net Expenses      820,404        583,854
                                                   -----------    -----------
           Net Investment Income (Operating Loss)     (389,095)     1,327,728

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions.........................   (7,285,448)    (1,116,989)
 Other investment companies......................       12,070             --
Change in unrealized appreciation/depreciation
 of:
 Investments.....................................    9,451,833      4,194,458
                                                   -----------    -----------
       Net Realized and Unrealized Gain (Loss) on
                                      Investments    2,178,455      3,077,469
                                                   -----------    -----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations  $ 1,789,360    $ 4,405,197
                                                   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                   PRINCIPAL                        PRINCIPAL
                                   BALANCED                       CAPITAL VALUE
                                  FUND, INC.                        FUND, INC.
-------------------------------------------------------------------------------------------
                         SIX MONTHS         YEAR          SIX MONTHS           YEAR
                           ENDED            ENDED            ENDED             ENDED
                         APRIL 30,       OCTOBER 31,       APRIL 30,        OCTOBER 31,
                            2003            2002             2003              2002
                        ------------  -----------------  -------------  -------------------
-------------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   598,995   $  1,717,950       $  1,812,207    $  4,049,622
Net realized gain
 (loss) from
 investment
 transactions.........   (2,997,416)   (16,279,670)       (20,314,849)    (36,542,711)
Change in unrealized
 appreciation/depreciation
 of investments........    4,849,186      2,509,843         31,876,642      (5,784,560)
                         -----------   ------------       ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    2,450,765    (12,051,877)        13,374,000     (38,277,649)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............     (595,051)    (1,695,340)        (4,002,940)     (3,633,650)
 Class B...............      (60,296)      (212,594)          (126,542)        (31,087)
 Class R...............          N/A        (77,861)/(a)/          N/A         (71,112)/(a)/
                         -----------   ------------       ------------    ------------
    Total Dividends and
          Distributions     (655,347)    (1,985,795)        (4,129,482)     (3,735,849)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    4,084,158     26,932,230         11,150,512      43,352,837
 Class B...............    1,743,549      3,501,800          2,418,247       5,005,243
 Class C...............          N/A        48,851/(b)/            N/A         70,324/(b)/
 Class R...............          N/A       137,045/(a)/            N/A        190,851/(a)/
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............      580,039      1,652,402          3,908,306       3,534,011
 Class B...............       59,299        209,671            124,744          30,615
 Class R...............          N/A        77,689/(a)/            N/A         71,050/(a)/
Shares redeemed:
 Class A...............   (7,814,814)   (19,239,659)       (20,022,988)    (60,364,436)
 Class B...............   (2,729,664)    (4,693,606)        (3,938,630)     (7,606,147)
 Class C...............          N/A       (454,349)/(b)/          N/A        (738,555)/(b)/
 Class R...............          N/A    (17,988,548)/(a)/          N/A     (24,091,902)/(a)/
                         -----------   ------------       ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (4,077,433)    (9,816,474)        (6,359,809)    (40,546,109)
                         -----------   ------------       ------------    ------------
         Total Increase
             (Decrease)   (2,282,015)   (23,854,146)         2,884,709     (82,559,607)
NET ASSETS
Beginning of period....   92,140,683    115,994,829        360,250,736     442,810,343
                         -----------   ------------       ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $89,858,668   $ 92,140,683       $363,135,445    $360,250,736
                         ===========   ============       ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    58,009   $     96,836       $    971,466    $  3,299,549
                         ===========   ============       ============    ============



/(a) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
/(b) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                   PRINCIPAL                         PRINCIPAL
                                     GROWTH                       LARGECAP STOCK
                                   FUND, INC.                    INDEX FUND, INC.
-------------------------------------------------------------------------------------------
                         SIX MONTHS          YEAR          SIX MONTHS          YEAR
                            ENDED            ENDED           ENDED             ENDED
                          APRIL 30,       OCTOBER 31,      APRIL 30,        OCTOBER 31,
                            2003             2002             2003             2002
                        -------------  -----------------  ------------  -------------------
-------------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (994,700)  $ (2,804,294)      $   173,000    $    240,468
Net realized gain
 (loss) from
 investment
 transactions.........    (8,890,551)   (95,093,850)         (196,591)     (1,343,350)
Change in unrealized
 appreciation/depreciation
 of investments........    12,456,847     30,258,927         1,687,549      (6,426,145)
                         ------------   ------------       -----------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     2,571,596    (67,639,217)        1,663,958      (7,529,027)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............            --             --          (255,049)        (80,513)
 Class B...............            --             --           (24,147)           (917)
 Class R...............           N/A             --               N/A         (20,160)/(b)/
                         ------------   ------------       -----------    ------------
    Total Dividends and
          Distributions            --             --          (279,196)       (101,590)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    18,078,120     72,434,189         6,873,918      34,434,181
 Class B...............     4,205,233     10,375,854         1,559,320       4,273,283
 Class C...............           N/A       278,052/(a)/           N/A        123,923/(a)/
 Class R...............           N/A       495,170/(b)/           N/A        291,969/(b)/
Shares issued in
 acquisitions:
 Class A...............            --      7,153,814                --              --
 Class B...............            --      2,308,042                --              --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............            --             --           243,056          79,598
 Class B...............            --             --            23,508             895
 Class R...............           N/A             --               N/A         19,174/(b)/
Shares redeemed:
 Class A...............   (27,528,292)   (68,093,257)       (4,822,609)     (8,526,814)
 Class B...............    (8,463,406)   (16,896,819)         (774,240)     (2,311,444)
 Class C...............           N/A     (1,760,583)/(a)/         N/A      (1,608,108)/(a)/
 Class R...............           N/A    (32,963,123)/(b)/         N/A     (19,200,366)/(b)/
                         ------------   ------------       -----------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (13,708,345)   (26,668,661)        3,102,953       7,576,291
                         ------------   ------------       -----------    ------------
         Total Increase
             (Decrease)   (11,136,749)   (94,307,878)        4,487,715         (54,326)
NET ASSETS
Beginning of period....   291,717,674    386,025,552        39,221,665      39,275,991
                         ------------   ------------       -----------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $280,580,925   $291,717,674       $43,709,380    $ 39,221,665
                         ============   ============       ===========    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (995,950)  $         --       $   106,739    $    212,935
                         ============   ============       ===========    ============



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                   PRINCIPAL                         PRINCIPAL
                                     MIDCAP                        PARTNERS BLUE
                                   FUND, INC.                     CHIP FUND, INC.
--------------------------------------------------------------------------------------------
                         SIX MONTHS          YEAR          SIX MONTHS           YEAR
                            ENDED            ENDED            ENDED             ENDED
                          APRIL 30,       OCTOBER 31,       APRIL 30,        OCTOBER 31,
                            2003             2002             2003              2002
                        -------------  -----------------  -------------  -------------------
--------------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    371,570   $    641,778       $   (198,233)   $   (368,654)
Net realized gain
 (loss) from
 investment
 transactions.........     6,173,500     (2,104,112)       (16,835,552)    (17,761,893)
Change in unrealized
 appreciation/depreciation
 of investments........    13,283,020    (12,746,563)        19,529,444     (17,920,608)
                         ------------   ------------       ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    19,828,090    (14,208,897)         2,495,659     (36,051,155)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............    (1,022,374)      (706,130)                --              --
From net realized gain
 on investments:
 Class A...............            --     (9,521,601)                --              --
 Class B...............            --     (2,227,460)                --              --
 Class C...............           N/A        (35,151)/(a)/          N/A              --
 Class R...............           N/A       (749,281)/(b)/          N/A              --
Tax return of capital
 distributions:
 Class A...............            --             --                 --         (83,661)
                         ------------   ------------       ------------    ------------
    Total Dividends and
          Distributions    (1,022,374)   (13,239,623)                --         (83,661)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    21,376,839     76,945,011          8,169,263      48,404,259
 Class B...............     6,108,798     14,523,881          2,450,920       6,383,199
 Class C...............           N/A       191,088/(a)/            N/A        147,468/(a)/
 Class R...............           N/A       272,008/(b)/            N/A        226,814/(b)/
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............     1,003,190     10,064,406                 --          81,359
 Class B...............            --      2,198,297                 --              --
 Class C...............           N/A        29,548/(a)/            N/A              --
 Class R...............           N/A       748,773/(b)/            N/A              --
Shares redeemed:
 Class A...............   (27,882,195)   (62,966,964)       (11,533,720)    (33,498,639)
 Class B...............   (11,525,308)   (18,554,471)        (4,385,524)     (9,541,360)
 Class C...............           N/A     (1,261,936)/(a)/          N/A      (1,175,243)/(a)/
 Class R...............           N/A    (27,572,400)/(b)/          N/A     (31,654,064)/(b)/
                         ------------   ------------       ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (10,918,676)    (5,382,759)        (5,299,061)    (20,626,207)
                         ------------   ------------       ------------    ------------
         Total Increase
             (Decrease)     7,887,040    (32,831,279)        (2,803,402)    (56,761,023)
NET ASSETS
Beginning of period....   383,948,155    416,779,434        132,184,684     188,945,707
                         ------------   ------------       ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $391,835,195   $383,948,155       $129,381,282    $132,184,684
                         ============   ============       ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (324,729)  $    326,075       $   (198,233)   $         --
                         ============   ============       ============    ============



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                  PRINCIPAL                       PRINCIPAL
                               PARTNERS EQUITY                PARTNERS LARGECAP
                              GROWTH FUND, INC.                BLEND FUND, INC.
----------------------------------------------------------------------------------------
                         SIX MONTHS         YEAR         SIX MONTHS          YEAR
                           ENDED           ENDED           ENDED            ENDED
                         APRIL 30,      OCTOBER 31,      APRIL 30,       OCTOBER 31,
                            2003            2002            2003             2002
                        ------------  ----------------  ------------  ------------------
----------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (256,288)  $   (781,411)     $   (12,252)   $   (41,646)
Net realized gain
 (loss) from
 investment
 transactions.........     (701,719)    (7,270,997)        (520,214)    (1,603,921)
Change in unrealized
 appreciation/depreciation
 of investments........    1,262,637     (4,949,407)       1,202,842     (1,790,442)
                         -----------   ------------      -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      304,630    (13,001,815)         670,376     (3,436,009)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    4,726,532     22,616,940        6,658,403     16,061,243
 Class B...............    1,581,977      5,262,936        3,589,540      5,672,266
 Class C...............          N/A       217,409/(a)/          N/A        71,591/(a)/
 Class R...............          N/A       151,919/(b)/          N/A            N/A
Shares redeemed:
 Class A...............   (5,071,779)   (12,975,115)      (2,075,545)    (2,366,682)
 Class B...............   (2,032,087)    (4,446,713)        (700,922)      (890,467)
 Class C...............          N/A     (2,390,618)/(a)/        N/A     (1,214,597)/(a)/
 Class R...............          N/A     (7,960,152)/(b)/        N/A            N/A
                         -----------   ------------      -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     (795,357)       476,606        7,471,476     17,333,354
                         -----------   ------------      -----------    -----------
         Total Increase
             (Decrease)     (490,727)   (12,525,209)       8,141,852     13,897,345
NET ASSETS
Beginning of period....   50,390,275     62,915,484       25,333,201     11,435,856
                         -----------   ------------      -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $49,899,548   $ 50,390,275      $33,475,053    $25,333,201
                         ===========   ============      ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  (256,288)  $         --      $   (13,655)   $        --
                         ===========   ============      ===========    ===========



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                  PRINCIPAL                       PRINCIPAL
                              PARTNERS LARGECAP                PARTNERS MIDCAP
                               VALUE FUND, INC.               GROWTH FUND, INC.
----------------------------------------------------------------------------------------
                         SIX MONTHS         YEAR         SIX MONTHS          YEAR
                           ENDED           ENDED           ENDED            ENDED
                         APRIL 30,      OCTOBER 31,      APRIL 30,       OCTOBER 31,
                            2003            2002            2003             2002
                        ------------  ----------------  ------------  ------------------
----------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    94,977   $    57,214       $  (163,573)   $  (378,654)
Net realized gain
 (loss) from
 investment
 transactions.........     (169,822)     (639,319)          (58,720)    (2,009,685)
Change in unrealized
 appreciation/depreciation
 of investments........    1,793,556    (3,716,939)        1,227,495     (2,362,032)
                         -----------   -----------       -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,718,711    (4,299,044)        1,005,202     (4,750,371)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............      (83,042)      (30,757)               --             --
From net realized gain
 on investments:
 Class A...............           --       (81,207)               --             --
 Class B...............           --       (28,320)               --             --
 Class C...............          N/A       (12,296)/(a)/         N/A             --
                         -----------   -----------       -----------    -----------
    Total Dividends and
          Distributions      (83,042)     (152,580)               --             --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    5,730,375    19,851,387         2,535,511      9,641,378
 Class B...............    2,392,407     6,813,507           944,551      2,379,939
 Class C...............          N/A       77,035/(a)/           N/A        40,937/(a)/
 Class R...............          N/A           N/A               N/A        83,067/(b)/
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............       68,328       110,946                --             --
 Class B...............           --        26,440                --             --
 Class C...............          N/A       12,285/(a)/           N/A             --
Shares redeemed:
 Class A...............   (2,893,576)   (3,020,706)       (1,858,872)    (4,111,555)
 Class B...............     (815,243)   (1,056,185)         (588,306)      (965,009)
 Class C...............          N/A    (1,469,123)/(a)/         N/A       (906,040)/(a)/
 Class R...............          N/A           N/A               N/A     (2,460,226)/(b)/
                         -----------   -----------       -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    4,482,291    21,345,586         1,032,884      3,702,491
                         -----------   -----------       -----------    -----------
         Total Increase
             (Decrease)    6,117,960    16,893,962         2,038,086     (1,047,880)
NET ASSETS
Beginning of period....   29,116,296    12,222,334        16,904,850     17,952,730
                         -----------   -----------       -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $35,234,256   $29,116,296       $18,942,936    $16,904,850
                         ===========   ===========       ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    46,545   $    37,098       $  (166,557)   $        --
                         ===========   ===========       ===========    ===========



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PRINCIPAL                      PRINCIPAL
                             PARTNERS SMALLCAP                 REAL ESTATE
                             GROWTH FUND, INC.                  FUND, INC.
--------------------------------------------------------------------------------------
                        SIX MONTHS        YEAR         SIX MONTHS          YEAR
                           ENDED          ENDED          ENDED            ENDED
                         APRIL 30,     OCTOBER 31,     APRIL 30,       OCTOBER 31,
                           2003           2002            2003             2002
                        -----------  ---------------  ------------  ------------------
--------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (60,246)  $  (136,369)     $   592,496    $   921,297
Net realized gain
 (loss) from
 investment
 transactions.........      78,862    (3,818,569)         211,133        817,036
Change in unrealized
 appreciation/depreciation
 of investments........      80,398       477,053        3,712,189         67,830
                         ----------   -----------      -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      99,014    (3,477,885)       4,515,818      1,806,163
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............          --            --         (541,803)      (641,172)
 Class B...............          --            --         (140,958)      (175,093)
 Class R...............         N/A           N/A              N/A        (52,490)/(b)/
                         ----------   -----------      -----------    -----------
    Total Dividends and
          Distributions          --            --         (682,761)      (868,755)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............   1,265,375     4,666,245        6,342,916     21,806,632
 Class B...............     703,647     1,311,160        1,854,857      4,827,780
 Class C...............         N/A        6,956/(a)/          N/A       106,277/(a)/
 Class R...............         N/A           N/A              N/A        56,574/(b)/
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............          --            --          385,905        529,828
 Class B...............          --            --           97,160        139,170
 Class R...............         N/A           N/A              N/A        52,475/(b)/
Shares redeemed:
 Class A...............    (558,175)   (1,127,984)      (6,025,074)    (6,099,959)
 Class B...............    (137,291)     (173,172)        (817,850)    (1,865,424)
 Class C...............         N/A      (724,360)/(a)/        N/A       (472,205)/(a)/
 Class R...............         N/A           N/A              N/A     (7,378,695)/(b)/
                         ----------   -----------      -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   1,273,556     3,958,845        1,837,914     11,702,453
                         ----------   -----------      -----------    -----------
         Total Increase
             (Decrease)   1,372,570       480,960        5,670,971     12,639,861
NET ASSETS
Beginning of period....   6,478,041     5,997,081       38,180,128     25,540,267
                         ----------   -----------      -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $7,850,611   $ 6,478,041      $43,851,099    $38,180,128
                         ==========   ===========      ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  (62,615)  $        --      $    (6,633)   $    85,876
                         ==========   ===========      ===========    ===========



/(a ) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).


See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                   PRINCIPAL                       PRINCIPAL
                                   SMALLCAP                        UTILITIES
                                  FUND, INC.                       FUND, INC.
-----------------------------------------------------------------------------------------
                         SIX MONTHS         YEAR          SIX MONTHS          YEAR
                           ENDED            ENDED           ENDED            ENDED
                         APRIL 30,       OCTOBER 31,      APRIL 30,       OCTOBER 31,
                            2003            2002             2003             2002
                        ------------  -----------------  ------------  ------------------
-----------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (389,095)  $ (1,043,723)      $ 1,327,728    $  2,438,959
Net realized gain
 (loss) from
 investment
 transactions.........   (7,273,378)   (25,722,351)       (1,116,989)    (18,781,719)
Change in unrealized
 appreciation/depreciation
 of investments........    9,451,833      9,892,815         4,194,458         599,212
                         -----------   ------------       -----------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,789,360    (16,873,259)        4,405,197     (15,743,548)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............           --             --        (1,213,095)     (2,053,979)
 Class B...............           --             --          (156,539)       (262,625)
 Class R...............          N/A             --               N/A         (23,458)/(b)/
                         -----------   ------------       -----------    ------------
    Total Dividends and
          Distributions           --             --        (1,369,634)     (2,340,062)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    5,485,506     36,332,770         3,591,640      16,103,337
 Class B...............    2,277,092      6,292,276         1,062,539       2,787,298
 Class C...............          N/A       127,969/(a)/           N/A         61,427/(a)/
 Class R...............          N/A       263,737/(b)/           N/A         79,350/(b)/
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............           --             --         1,136,267       1,915,035
 Class B...............           --             --           150,914         251,867
 Class R...............          N/A             --               N/A         23,428/(b)/
Shares redeemed:
 Class A...............   (6,548,411)   (17,873,701)       (6,487,617)    (17,528,185)
 Class B...............   (2,082,974)    (4,189,922)       (2,326,231)     (5,426,859)
 Class C...............          N/A     (1,305,418)/(a)/         N/A        (705,129)/(a)/
 Class R...............          N/A    (18,637,462)/(b)/         N/A      (7,745,051)/(b)/
                         -----------   ------------       -----------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     (868,787)     1,010,249        (2,872,488)    (10,183,482)
                         -----------   ------------       -----------    ------------
         Total Increase
             (Decrease)      920,573    (15,863,010)          163,075     (28,267,092)
NET ASSETS
Beginning of period....   71,958,056     87,821,066        67,863,044      96,130,136
                         -----------   ------------       -----------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $72,878,629   $ 71,958,056       $68,026,119    $ 67,863,044
                         ===========   ============       ===========    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  (389,095)  $         --       $   204,372    $    246,278
                         ===========   ============       ===========    ============



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).



See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Balanced Fund, Inc., Principal Capital Value Fund, Inc., Principal Growth Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., and Principal Utilities Fund, Inc. (the "Domestic Growth Funds") are registered under the Investment Company Act of 1940, as amended, as open-end diversified management investment companies and operate in the mutual fund industry.

Each fund offers both Class A shares and Class B shares to the public. Class A shares generally are sold with an initial sales charge based on declining rates and certain purchases may be subject to a contingent deferred sales charge ("CDSC") upon redemption. Class B shares are sold without an initial sales charge, but bear higher ongoing distribution fees and are subject to a declining CDSC on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after purchase. Both classes of shares for each fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by each of the Domestic Growth Funds' respective Board of Directors. In addition, the Board of Directors of each fund declares separate dividends on each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Domestic Growth
Funds:



SECURITY VALUATION . The Domestic Growth Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities and preferred stocks, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by each fund's Board of Directors. Short-term securities are valued at amortized cost, which approximates market.



INCOME AND INVESTMENT TRANSACTIONS. . The Domestic Growth Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Domestic Growth Funds record dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Domestic Growth Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.



EXPENSES. . The Domestic Growth Funds allocate daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2003 are included separately in the statements of operations.



DISTRIBUTIONS TO SHAREHOLDERS . Dividends and distributions are recorded on the
ex-dividend date. Dividends and distributions   from net investment income and
net realized gain from investments are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for mortgage-backed securities, net operating losses, amortization of premiums and discounts, losses deferred due to wash sales, commission recapture, and futures contracts. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as tax return of capital distributions.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



FEDERAL INCOME TAXES . No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.


3. OPERATING POLICIES



FEES PAID INDIRECTLY. . The Domestic Growth Funds direct certain portfolio transactions to a brokerage firm that, in turn, pays a portion of the Fund's operating expenses. These amounts are reflected in the statement of operations.



FUTURES CONTRACTS . The Domestic Growth Funds may enter into futures contracts as a hedge against changes in market conditions, and to a limited extent, for non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statement of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund's cost basis in the contract.



JOINT TRADING ACCOUNT . The Domestic Growth Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Domestic Growth Funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation (the "Manager"). These balances may be invested in one or more short-term instruments.



LINE OF CREDIT . The Domestic Growth Funds participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds in proportion to their average net assets during each calendar quarter. At April 30, 2003, the Domestic Growth Funds had no outstanding borrowings under the line of credit.



SECURITIES LENDING. . The Domestic Growth Funds may lend portfolio securities to approved brokers to earn additional income. Each applicable fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of April 30, 2003, the Domestic Growth Funds had securities on loan as follows:


                              VALUE OF              VALUE OF SHORT-TERM
                          SECURITIES LOANED   COLLATERAL INVESTMENT SECURITIES
                          -----------------   --------------------------------
 Principal Balanced          $   139,401                $   146,395
 Fund, Inc.
 Principal Capital Value       7,484,644                  7,744,532
 Fund, Inc.
 Principal Growth Fund,       14,017,825                 14,271,088
 Inc.
 Principal LargeCap              608,892                    630,044
 Stock Index Fund, Inc.
 Principal MidCap Fund,       44,087,251                 44,964,442
 Inc.
 Principal Partners Blue         176,741                    179,000
 Chip Fund, Inc.
 Principal Partners              661,825                    688,088
 Equity Growth Fund,
 Inc.
 Principal SmallCap            8,264,563                  8,484,097
 Fund, Inc.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES . The Domestic Growth Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each fund's average daily net assets. The annual rates used in this calculation for the Domestic Growth Funds are as follows:

                                       NET ASSETS OF FUNDS (IN MILLIONS)
                                  ----------------------------------------
                                   FIRST    NEXT     NEXT     NEXT      OVER
                                   $100     $100     $100     $100      $400
                                   -----    ----     ----     ----      ----
Principal Balanced Fund, Inc.      .60%     .55%     .50%     .45%      .40%
Principal MidCap Fund, Inc.        .65      .60      .55      .50       .45
Principal Real Estate Fund, Inc.   .90      .85      .80      .75       .70
Principal SmallCap Fund, Inc.      .85      .80      .75      .70       .65
Principal Utilities Fund, Inc.     .60      .55      .50      .45       .40

                                      NET ASSETS OF FUNDS (IN MILLIONS)
                                 ----------------------------------------
                                  FIRST    NEXT     NEXT     NEXT       OVER
                                  $250     $250     $250     $250      $1,000
                                  -----    ----     ----     ----      ------
Principal Capital Value Fund,     .60%     .55%     .50%     .45%       .40%
Inc.
Principal Growth Fund, Inc.        .60      .55      .50      .45        .40
Principal Partners Blue Chip       .60      .55      .50      .45        .40
Fund, Inc.
Principal Partners Equity          .75      .70      .65      .60        .55
Growth Fund, Inc.
Principal Partners LargeCap        .75      .70      .65      .60        .55
Blend Fund, Inc.
Principal Partners LargeCap        .75      .70      .65      .60        .55
Value Fund, Inc.
Principal Partners SmallCap        .90      .85      .80      .75        .70
Growth Fund, Inc.

                                              OVERALL FEE
                                             -------------
Principal LargeCap Stock Index Fund, Inc.        .35%
Principal Partners MidCap Growth Fund, Inc.      .90



The Domestic Growth Funds also reimburse the Manager for transfer and administrative services, including the cost of accounting, data processing, supplies and other services rendered.

The Manager has voluntarily agreed to limit the Fund's expenses for certain of the Domestic Growth Funds. The limits are expressed as a percentage of average daily net assets attributable to each class on an annualized basis during the reporting period.

The operating expense limits, which were maintained at or below that shown, are as follows:

                                                        EXPENSE LIMIT
                                                      CLASS A     CLASS B
                                                      -------     -------
 Principal Capital Value Fund, Inc.

 Principal LargeCap Stock Index Fund, Inc.              .90        1.25%
 Principal Partners Equity Growth Fund, Inc.

 Principal Partners LargeCap Blend Fund, Inc.          1.75        2.50
 Principal Partners LargeCap Value Fund, Inc.          1.75        2.50
 Principal Partners MidCap Growth Fund, Inc.           1.95        2.70
 Principal Partners SmallCap Growth Fund, Inc.         1.95        2.70


Effective March 1, 2003, the operating expense limits for Principal Partners LargeCap Blend Fund, Inc. and Principal Partners LargeCap Value Fund, Inc. decreased from 1.95% to 1.75% for Class A shares and from 2.70% to 2.50% for Class B shares. Also effective March 1, 2003, expense limits began for Class A shares of Principal Capital Value Fund, Inc. and Principal Partners Equity Growth Fund, Inc. Class A and Class B shares.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



DISTRIBUTION FEES . The Domestic Growth Funds bear distribution fees with respect to each class computed at an annual rate of the average daily net assets attributable to each class of each fund. The annual rate will not exceed the following limits:

                                                           CLASS A     CLASS B
                                                           -------     -------
 All Domestic Growth Funds
      (except Principal LargeCap Stock Index Fund, Inc.)    .25%        1.00%
 Principal LargeCap Stock Index Fund, Inc.                  .15%        .50%



Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter. A portion of the fees is subsequently remitted to retail dealers. Pursuant to the distribution agreements for Class A and Class B shares, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the respective Domestic Growth Funds which generated the excess.



SALES CHARGES . Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A and Class B share redemptions. The charge is based on declining rates which for Class A shares begin at .75% and Class B shares at 4.00% (0.25% and 1.25% for Principal LargeCap Stock Index Fund, Inc. share classes, respectively) of the lesser of current market value or the cost of shares being redeemed. Princor Financial Services Corporation also retains sales charges on sales of Class A shares based on declining rates. As of March 1, 2003, the maximum rate increased from 4.75% to 5.75% of the offering price (1.50% for Principal LargeCap Stock Index Fund, Inc.). The aggregate amount of these charges retained by Princor Financial Services Corporation for the period ended April 30, 2003, were as follows:

                                                        CLASS A     CLASS B
                                                        -------     -------
 Principal Balanced Fund, Inc.                         $ 84,913     $18,799
 Principal Capital Value Fund, Inc.                     201,191      29,720
 Principal Growth Fund, Inc.                            334,225      46,333
 Principal LargeCap Stock Index Fund, Inc.               30,611       5,328
 Principal MidCap Fund, Inc.                            398,601      54,933
 Principal Partners Blue Chip Fund, Inc.                146,360      36,023
 Principal Partners Equity Growth Fund, Inc.            104,401      25,072
 Principal Partners LargeCap Blend Fund, Inc.           137,302       7,569
 Principal Partners LargeCap Value Fund, Inc.           116,619       9,071
 Principal Partners MidCap Growth Fund, Inc.             49,840       7,296
 Principal Partners SmallCap Growth Fund, Inc.           31,191       1,572
 Principal Real Estate Fund, Inc.                        97,039       8,096
 Principal SmallCap Fund, Inc.                          126,631      20,127
 Principal Utilities Fund, Inc.                          68,531      13,361





AFFILIATED OWNERSHIP . At April 30, 2003, Principal Life Insurance Company (an affiliate of the Manager), affiliates of Principal Life Insurance Company and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Domestic Growth Funds as follows:

                                                    CLASS A        CLASS B
                                                    -------        -------
 Principal Capital Value Fund, Inc.                6,088,386                --
 Principal Growth Fund, Inc.                          44,641            15,198
 Principal LargeCap Stock Index Fund, Inc.           200,413                --
 Principal Partners LargeCap Blend Fund, Inc.        399,168           100,000
 Principal Partners LargeCap Value Fund, Inc.        403,699           100,869
 Principal Partners MidCap Growth Fund, Inc.         297,903           100,000
 Principal Partners SmallCap Growth Fund, Inc.       399,265           100,000
 Principal Real Estate Fund, Inc.                    709,908    268,126

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

As of April 30, 2003, Principal LargeCap Stock Index Fund, Inc. owned 1,585 shares of Principal Financial Group (parent company of Principal Financial Services, Inc.).



AFFILIATED BROKERAGE COMMISSIONS . No brokerage commissions were paid by the Domestic Growth Funds to Princor Financial Services Corporation during the period. Brokerage commissions were paid to other affiliates by Principal Partners Blue Chip Fund, Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Value Fund, Inc., and Principal Utilities Fund, Inc., in the amounts of $475, $27, $7,410 and $19,159, respectively.


5. INVESTMENT TRANSACTIONS

For the period ended April 30, 2003, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Domestic Growth Funds were as follows:

                                                                                        PURCHASES              SALES
                                                                                 ------------------------  --------------
 Principal Balanced Fund, Inc.                                                         $ 44,709,510         $ 46,604,561
 Principal Capital Value Fund, Inc.                                                     259,968,008          268,239,742
 Principal Growth Fund, Inc.                                                             70,062,154           85,460,648
 Principal LargeCap Stock Index Fund, Inc.                                                4,224,897              924,969
 Principal MidCap Fund, Inc.                                                             97,470,170           82,139,895
 Principal Partners Blue Chip Fund, Inc.                                                 72,293,324           74,565,055
 Principal Partners Equity Growth Fund, Inc.                                             31,163,420           30,952,387
 Principal Partners LargeCap Blend Fund, Inc.                                            12,144,351            4,504,992
 Principal Partners LargeCap Value Fund, Inc.                                             5,869,246            1,371,346
 Principal Partners MidCap Growth Fund, Inc.                                             16,456,359           15,942,148
 Principal Partners SmallCap Growth Fund, Inc.                                            2,925,009            1,637,056
 Principal Real Estate Fund, Inc.                                                        19,694,747           17,341,835
 Principal SmallCap Fund, Inc.                                                           52,604,044           55,533,600
 Principal Utilities Fund, Inc.                                                           9,735,875           11,978,565


Principal Balanced Fund, Inc. may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the fund commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the fund, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of April 30, 2003, Principal Balanced Fund, Inc. had TBA purchase commitments involving securities with face amounts of $1,300,000, cost of $1,314,094, and market values of $1,320,594.

At April 30, 2003, net federal income tax unrealized appreciation (depreciation) of investments held by the Domestic Growth Funds was composed of the following:

                                                                                                           NET UNREALIZED
                                                         TAX COST OF                                        APPRECIATION
                                                         INVESTMENTS            GROSS UNREALIZED           (DEPRECIATION)
                                                                       -----------------------------------
                                                        IN SECURITIES  APPRECIATION       (DEPRECIATION)   OF INVESTMENTS
                                                        -------------  ------------       --------------   --------------

 Principal Balanced Fund, Inc.                          $ 95,422,485   $     5,640,084     $  (9,870,967)   $   (4,230,883)
 Principal Capital Value Fund, Inc.                      362,270,527        27,183,891       (18,675,674)        8,508,217
 Principal Growth Fund, Inc.                             362,749,793        25,191,662       (92,886,258)      (67,694,596)
 Principal LargeCap Stock Index Fund, Inc.                58,475,304         2,847,113       (17,010,898)      (14,163,785)
 Principal MidCap Fund, Inc.                             416,746,840        42,132,084       (20,844,050)       21,288,034
 Principal Partners Blue Chip Fund, Inc.                 146,438,265         8,402,096       (25,949,106)      (17,547,010)
 Principal Partners Equity Growth Fund, Inc.              60,735,689         1,244,479       (12,172,424)      (10,927,945)
 Principal Partners LargeCap Blend Fund, Inc.             33,622,517         1,677,154        (3,224,211)       (1,547,057)
 Principal Partners LargeCap Value Fund, Inc.             36,118,134         2,366,530        (4,802,673)       (2,436,143)
 Principal Partners MidCap Growth Fund, Inc.              16,881,720         2,353,227          (679,933)        1,673,294
 Principal Partners SmallCap Growth Fund, Inc.             6,969,757           889,155          (443,477)          445,678
 Principal Real Estate Fund, Inc.                         38,721,654         5,460,889          (363,208)        5,097,681
 Principal SmallCap Fund, Inc.                            80,245,514         4,952,384        (4,490,138)          462,246
 Principal Utilities Fund, Inc.                           70,637,077         5,212,836        (9,213,155)       (4,000,319)

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

The Domestic Growth Funds' investments are with various issuers in various industries. The schedules of investments contained herein summarize concentrations of credit risk by issuer and industry.




6. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares were as follows:

                                                  PRINCIPAL     PRINCIPAL     PRINCIPAL       PRINCIPAL
                                                   BALANCED   CAPITAL VALUE    GROWTH       LARGECAP STOCK
                                                  FUND, INC.   FUND, INC.     FUND, INC.   INDEX FUND, INC.
                                                  ----------  -------------  -----------  ------------------
 PERIOD ENDED APRIL 30, 2003:
 Shares sold:
  Class A.......................................   384,848        604,738       837,886       1,058,149
  Class B.......................................   165,636        132,485       202,545         238,256
 Shares issued in reinvestment of dividends and
 distributions:
  Class A.......................................    55,097        211,717            --          37,278
  Class B.......................................     5,657          6,783            --           3,600
 Shares redeemed:
  Class A.......................................  (740,885)    (1,094,630)   (1,286,051)       (739,205)
  Class B.......................................  (260,305)      (217,360)     (411,180)       (120,236)
                                                  --------     ----------    ----------       ---------
                         Net Increase (Decrease)  (389,952)      (356,267)     (656,800)        477,842
                                                  ========     ==========    ==========       =========

                                                   PRINCIPAL     PRINCIPAL     PRINCIPAL       PRINCIPAL
                                                   BALANCED    CAPITAL VALUE    GROWTH       LARGECAP STOCK
                                                  FUND, INC.    FUND, INC.     FUND, INC.   INDEX FUND, INC.
                                                  -----------  -------------  -----------  ------------------
 YEAR ENDED OCTOBER 31, 2002:
 Shares sold:
  Class A...................                       2,184,054     2,026,603     2,620,956       4,216,015
  Class B...................                         296,548       242,962       402,856         555,764
  Class C*..................                           3,932         3,375         9,405          14,757
  Class R**.................                          10,852         9,047        16,562          34,031
 Shares issued in acquisition:
  Class A...................                              --            --       323,702              --
  Class B...................                              --            --       107,601              --
 Shares issued in reinvestment of dividends and
 distributions:
  Class A...................                         139,868       164,068            --           9,376
  Class B...................                          17,730         1,427            --             105
  Class C*..................                              --            --            --              --
  Class R**.................                           6,265         3,325            --           2,261
 Shares redeemed:
  Class A...................                      (1,657,027)   (2,940,497)   (2,698,311)     (1,142,748)
  Class B...................                        (407,487)     (374,272)     (688,719)       (293,698)
  Class C*..................                         (37,333)      (34,888)      (61,566)       (192,328)
  Class R**.................                      (1,438,117)   (1,111,217)   (1,114,179)     (2,243,833)
                                                  ----------    ----------    ----------      ----------
                         Net Increase (Decrease)    (880,715)   (2,010,067)   (1,081,693)        959,702
                                                  ==========    ==========    ==========      ==========

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                  PRINCIPAL       PRINCIPAL           PRINCIPAL           PRINCIPAL
                                                    MIDCAP    PARTNERS BLUE CHIP   PARTNERS EQUITY    PARTNERS LARGECAP
                                                  FUND, INC.      FUND, INC.      GROWTH FUND, INC.   BLEND FUND, INC.
                                                  ----------  ------------------  -----------------  -------------------
 PERIOD ENDED APRIL 30, 2003:
 Shares sold:
  Class A.......................................   685,948         611,369             790,618             848,387
  Class B.......................................   204,793         187,506             273,399             466,290
 Shares issued in reinvestment of dividends and
 distributions:
  Class A.......................................    32,082              --                  --                  --
  Class B.......................................        --              --                  --                  --
 Shares redeemed:
  Class A.......................................  (897,157)       (865,831)           (854,087)           (265,982)
  Class B.......................................  (388,701)       (337,131)           (349,519)            (92,440)
                                                  --------        --------            --------            --------
                         Net Increase (Decrease)  (363,035)       (404,087)           (139,589)            956,255
                                                  ========        ========            ========            ========

                                                   PRINCIPAL        PRINCIPAL           PRINCIPAL           PRINCIPAL
                                                     MIDCAP     PARTNERS BLUE CHIP   PARTNERS EQUITY    PARTNERS LARGECAP
                                                   FUND, INC.       FUND, INC.      GROWTH FUND, INC.   BLEND FUND, INC.
                                                  ------------  ------------------  -----------------  -------------------
 YEAR ENDED OCTOBER 31, 2002:
 Shares sold:
  Class A......................                    2,230,858        2,765,940           2,927,505          1,778,650
  Class B......................                      446,289          406,269             739,678            640,523
  Class C*.....................                        5,781            8,237              26,156              7,597
  Class R**....................                        7,881           12,690              18,706                N/A
 Shares issued in reinvestment of dividends and
 distributions:
  Class A......................                      293,362            4,478                  --                 --
  Class B......................                       66,919               --                  --                 --
  Class C*.....................                          910               --                  --                 --
  Class R**....................                       22,745               --                  --                N/A
 Shares redeemed:
  Class A......................                   (1,882,068 )     (2,137,577)         (1,834,435)          (277,885)
  Class B......................                     (578,451 )       (625,365)           (629,729)          (106,284)
  Class C*.....................                      (38,354)         (68,445)           (301,760)          (127,478)
  Class R**....................                     (814,599 )     (1,750,820)           (961,620)               N/A
                                                  ----------       ----------          ----------          ---------
                         Net Increase (Decrease)    (238,727 )     (1,384,593)            (15,499)         1,915,123
                                                  ==========       ==========          ==========          =========

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                      PRINCIPAL          PRINCIPAL          PRINCIPAL         PRINCIPAL
                                                  PARTNERS LARGECAP   PARTNERS MIDCAP   PARTNERS SMALLCAP    REAL ESTATE
                                                  VALUE FUND, INC.   GROWTH FUND, INC.  GROWTH FUND, INC.    FUND, INC.
                                                  -----------------  -----------------  ------------------  -------------
 PERIOD ENDED APRIL 30, 2003:
 Shares sold:
  Class A.......................................       636,206            698,442            331,037           602,499
  Class B.......................................       267,767            265,465            184,855           177,035
 Shares issued in reinvestment of dividends and
 distributions:
  Class A.......................................         7,492                 --                 --            36,965
  Class B.......................................            --                 --                 --             9,351
 Shares redeemed:
  Class A.......................................      (321,656)          (515,893)          (146,243)         (577,833)
  Class B.......................................       (92,437)          (167,192)           (36,466)          (78,549)
                                                      --------           --------           --------          --------
                         Net Increase (Decrease)       497,372            280,822            333,183           169,468
                                                      ========           ========           ========          ========

                                                      PRINCIPAL          PRINCIPAL          PRINCIPAL         PRINCIPAL
                                                  PARTNERS LARGECAP   PARTNERS MIDCAP   PARTNERS SMALLCAP    REAL ESTATE
                                                  VALUE FUND, INC.   GROWTH FUND, INC.   GROWTH FUND, INC.   FUND, INC.
                                                  -----------------  -----------------  ------------------  -------------
 YEAR ENDED OCTOBER 31, 2002:
 Shares sold:
  Class A......................                      1,923,352          2,021,655            787,967         2,097,231
  Class B......................                        674,924            528,499            237,347           461,940
  Class C*.....................                          7,521              7,778                924            10,973
  Class R**....................                            N/A             15,089                N/A             5,727
 Shares issued in reinvestment of dividends and
 distributions:
  Class A......................                         10,534                 --                 --            49,988
  Class B......................                          2,530                 --                 --            13,270
  Class C*.....................                          1,177                 --                 --                --
  Class R**....................                            N/A                 --                N/A             5,300
 Shares redeemed:
  Class A......................                       (311,324)          (955,315)          (216,542)         (579,422)
  Class B......................                       (112,524)          (236,529)           (33,897)         (176,406)
  Class C*.....................                       (138,794)          (177,675)          (107,329)          (47,206)
  Class R**....................                            N/A           (461,558)               N/A          (735,972)
                                                     ---------          ---------           --------         ---------
                         Net Increase (Decrease)     2,057,396            741,944            668,470         1,105,423
                                                     =========          =========           ========         =========

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                       PRINCIPAL    PRINCIPAL
                                                       SMALLCAP     UTILITIES
                                                      FUND, INC.    FUND, INC.
                                                      -----------  ------------
 PERIOD ENDED APRIL 30, 2003:
 Shares sold:
  Class A...........................................     886,740      411,870
  Class B...........................................     383,122      121,821
 Shares issued in reinvestment of dividends and
 distributions:
  Class A...........................................          --      130,952
  Class B...........................................          --       17,438
 Shares redeemed:
  Class A...........................................  (1,063,992)    (744,960)
  Class B...........................................    (352,933)    (268,630)
                                                      -----------  -----------
                             Net Increase (Decrease)    (147,063)   (331,509)
                                                      ==========   ===========

                                                      PRINCIPAL     PRINCIPAL
                                                      SMALLCAP      UTILITIES
                                                     FUND, INC.    FUND, INC.
                                                     -----------  -------------
 YEAR ENDED OCTOBER 31, 2002:
 Shares sold:
  Class A..........................................   4,286,033     1,587,989
  Class B..........................................     827,680       285,878
  Class C*.........................................      15,403         5,863
  Class R**........................................      31,530         7,475
 Shares issued in reinvestment of dividends and
 distributions:
  Class A..........................................          --       202,603
  Class B..........................................          --        26,925
  Class C*.........................................          --            --
  Class R**........................................          --         2,264
 Shares redeemed:
  Class A..........................................  (2,324,948)   (1,826,045)
  Class B..........................................    (575,531)     (566,311)
  Class C*.........................................    (156,529)      (71,610)
  Class R**........................................  (2,116,991)     (732,913)
                                                     ----------    ----------
                            Net Increase (Decrease)     (13,353)   (1,077,882)
                                                     ==========    ==========

* Period from November 1, 2001, through January 31, 2002 (discontinuation of Class C shares).
** Period from November 1, 2001, through December 28, 2001 (discontinuation of class R shares).

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Effective January 31, 2002 and December 28, 2001, respectively, Class C shares and Class R shares were discontinued and exchanged into Class A shares as follows:

                                       CLASS C                CLASS R
                                ---------------------  ----------------------
                                 SHARES     DOLLARS     SHARES       DOLLARS
                                EXCHANGED  EXCHANGED   EXCHANGED    EXCHANGED
                                ---------  ----------  ---------  -------------
 Principal Balanced Fund, Inc.    32,927   $  411,588  1,365,622   $17,234,146
 Principal Capital Value Fund,    31,679      691,243  1,035,368    22,664,211
 Inc.
 Principal Growth Fund, Inc.      58,198    1,731,397  1,044,339    31,695,678
 Principal LargeCap Stock        176,204    1,471,304  2,164,804    18,552,368
 Index Fund, Inc.
 Principal MidCap Fund, Inc.      35,586    1,237,322    741,644    26,150,354
 Principal Partners Blue Chip     64,534    1,138,375  1,648,780    30,222,134
 Fund, Inc.
 Principal Partners Equity       279,489    2,252,682    913,104     7,642,679
 Growth Fund, Inc.
 Principal Partners LargeCap     126,217    1,212,946        N/A           N/A
 Blend Fund, Inc.
 Principal Partners LargeCap     137,459    1,463,939        N/A           N/A
 Value Fund, Inc.
 Principal Partners MidCap       170,137      879,610    441,049     2,372,843
 Growth Fund, Inc.
 Principal Partners SmallCap     106,457      723,907        N/A           N/A
 Growth Fund, Inc.
 Principal Real Estate Fund,      30,150      303,614    726,511     7,308,697
 Inc.
 Principal SmallCap Fund, Inc.   146,825    1,265,635  2,023,972    18,074,070
 Principal Utilities Fund,        51,740      511,193    699,252     7,412,070
 Inc.




7. FEDERAL TAX INFORMATION


DISTRIBUTIONS TO SHAREHOLDERS . The federal income tax character of distributions paid for periods ended April 30, 2003 and October 31, 2002, respectively, were as follows:

                                  ORDINARY INCOME       LONG-TERM CAPITAL GAIN   RETURN OF CAPITAL
                                  ------------          -------------            ---------
                                  2003        2002        2003         2002       2003       2002
                                  ----        ----        ----         ----       ----       ----
 Principal Balanced Fund,      $  655,347  $1,985,795  $       --   $        --    $--      $    --
 Inc.
 Principal Capital Value        4,129,482   3,735,849           --           --     --           --
 Fund, Inc.
 Principal Growth Fund, Inc.           --          --           --           --     --           --
 Principal LargeCap Stock         279,196     101,590           --           --     --           --
 Index Fund, Inc.
 Principal MidCap Fund, Inc.    1,022,374     706,130           --   12,533,493     --           --
 Principal Partners Blue Chip          --          --           --           --     --       83,661
 Fund, Inc.
 Principal Partners Equity             --          --           --           --     --           --
 Growth Fund, Inc.
 Principal Partners LargeCap           --          --           --           --     --           --
 Blend Fund, Inc.
 Principal Partners LargeCap       83,042     152,580           --           --     --           --
 Value Fund, Inc.
 Principal Partners MidCap             --          --           --           --     --           --
 Growth Fund, Inc.
 Principal Partners SmallCap           --          --           --           --     --           --
 Growth Fund, Inc.
 Principal Real Estate Fund,      682,761     868,755           --           --     --           --
 Inc.
 Principal SmallCap Fund,              --          --           --           --     --           --
 Inc.
 Principal Utilities Fund,      1,369,634   2,340,062           --           --     --           --
 Inc.


For federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION (CONTINUED)



DISTRIBUTABLE EARNINGS. .

                                     UNDISTRIBUTED          UNDISTRIBUTED
                                     ORDINARY INCOME   LONG-TERM CAPITAL GAINS
                                    ----------------   -----------------------
 Principal Balanced Fund, Inc.         $  117,834                 $--
 Principal Capital Value Fund,
 Inc.                                   3,299,549                  --
 Principal Growth Fund, Inc.                   --                  --
 Principal LargeCap Stock Index
 Fund, Inc.                               212,935                  --
 Principal MidCap Fund, Inc.              326,075                  --
 Principal Partners Blue Chip
 Fund, Inc.                                    --                  --
 Principal Partners Equity Growth
 Fund, Inc.                                    --                  --
 Principal Partners LargeCap Blend
 Fund, Inc.                                    --                  --
 Principal Partners LargeCap Value
 Fund, Inc.                                37,098                  --
 Principal Partners MidCap Growth
 Fund, Inc.                                    --                  --
 Principal Partners SmallCap
 Growth Fund, Inc.                             --                   --
 Principal Real Estate Fund, Inc.          85,876                  --
 Principal SmallCap Fund, Inc.                 --                  --
 Principal Utilities Fund, Inc.           246,278                  --

As of October 31, 2002, the components of distributable earnings on a federal tax basis were as follows:


CAPITAL LOSS CARRYFORWARDS . Capital loss carryforwards are losses that can be used to offset future capital gains of the fund. At October 31, 2002, the Domestic Growth Funds had approximate net capital loss carryforwards as follows:

                                 NET CAPITAL LOSS CARRYFORWARDS EXPIRING IN:

                                    2008            2009             2010
                                -------------  --------------  ----------------
 Principal Balanced Fund, Inc.   $       --     $   507,000      $16,148,000
 Principal Capital Value Fund,           --      15,220,000       34,377,000
 Inc.
 Principal Growth Fund, Inc.      1,861,000      58,703,000       98,172,000
 Principal LargeCap Stock             4,000       1,122,000        1,755,000
 Index Fund, Inc.
 Principal MidCap Fund, Inc.             --              --        1,891,000
 Principal Partners Blue Chip            --       1,979,000       15,878,000
 Fund, Inc.
 Principal Partners Equity        3,426,000      15,271,000        7,931,000
 Growth Fund, Inc.
 Principal Partners LargeCap             --         283,000        1,378,000
 Blend Fund, Inc.
 Principal Partners LargeCap             --              --          616,000
 Value Fund, Inc.
 Principal Partners MidCap        1,378,000      11,286,000        5,044,000
 Growth Fund, Inc.
 Principal Partners SmallCap             --       2,286,000        3,942,000
 Growth Fund, Inc.
 Principal Real Estate Fund,        498,000              --               --
 Inc.
 Principal SmallCap Fund, Inc.           --       5,919,000       31,111,000
 Principal Utilities Fund,               --       6,235,000       18,782,000
 Inc.



Principal Growth Fund, Inc. acquired approximately $10,067,000 of capital losses, included above, as part of its acquisition of Principal Partners LargeCap Growth Fund, Inc., which may be applied against realized net taxable capital gains in future years, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

                            SCHEDULE OF INVESTMENTS
                         PRINCIPAL BALANCED FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                               Shares
                                                                Held                  Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (63.77%)
ADVERTISING SERVICES (0.04%)
                                                                                   $
 WPP Group                                                        1,023                 36,480
AEROSPACE & DEFENSE (0.05%)
 Herley Industries /1/                                            1,200                 19,393
 Veridian /1/                                                     1,300                 24,687
                                                                                        44,080
AEROSPACE & DEFENSE EQUIPMENT (0.45%)
 Lockheed Martin                                                  2,760                138,138
 Moog /1/                                                         1,800                 57,240
 United Defense Industries /1/                                    1,160                 28,327
 United Technologies                                              2,892                178,755
                                                                                       402,460
AGRICULTURAL CHEMICALS (0.04%)
 Agrium                                                           2,780                 31,442
AIRLINES (0.04%)
 Deutsche Lufthansa /1/                                           3,850                 39,529
APPAREL MANUFACTURERS (0.07%)
 Jones Apparel Group /1/                                          2,320                 66,166
APPLIANCES (0.05%)
 Electrolux                                                       1,110                 41,725
APPLICATIONS SOFTWARE (1.46%)
 Citrix Systems /1/                                              11,000                208,560
 Intuit /1/                                                       2,770                107,421
 Microsoft                                                       34,680                886,767
 MRO Software /1/                                                 3,900                 33,423
 Siebel Systems /1/                                               8,740                 75,776
                                                                                     1,311,947
AUTO-CARS & LIGHT TRUCKS (0.64%)
 Ford Motor                                                      31,600                325,480
 Honda Motor                                                      3,471                 57,896
 Nissan Motor                                                     8,250                126,555
 Peugeot                                                          1,380                 64,592
                                                                                       574,523
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.38%)
 Paccar                                                           5,900                344,619
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.15%)
 American Axle & Manufacturing
                           Holdings /1/                           1,620                 40,370
 Lear /1/                                                         2,290                 91,005
                                                                                       131,375
BEVERAGES-WINE & SPIRITS (0.08%)
 Allied Domecq                                                    2,980                 68,689
BREWERY (0.60%)
 Anheuser-Busch                                                  10,770                537,208
BROADCASTING SERVICES & PROGRAMMING (0.36%)
 Fox Entertainment Group /1/                                     12,800                325,120
BUILDING PRODUCTS-WOOD (0.03%)
 Universal Forest Products                                        1,750                 30,800
BUILDING-RESIDENTIAL & COMMERCIAL (0.38%)
 Dominion Homes /1/                                               1,330                 22,876
                                                               Shares
                                                                Held                  Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
                                                                                   $
 Lennar                                                           5,020                272,285
 Lennar                                                             502                 26,882
 Ryland Group                                                       430                 23,319
                                                                                       345,362
CABLE TV (0.49%)
 Comcast /1/                                                      3,400                108,494
 Comcast /1/                                                     10,930                328,556
                                                                                       437,050
CELLULAR TELECOMMUNICATIONS (0.30%)
 America Movil                                                    2,800                 46,956
 NTT DoCoMo                                                       2,100                 43,995
 Vodafone Group                                                   8,943                176,714
                                                                                       267,665
CHEMICALS-DIVERSIFIED (0.55%)
 E. I. Du Pont de Nemours                                         6,392                271,852
 Georgia Gulf                                                       924                 20,882
 Hercules /1/                                                    19,700                199,955
                                                                                       492,689
CHEMICALS-SPECIALTY (0.22%)
 Crompton                                                         7,655                 49,145
 Sigma-Aldrich                                                    3,000                149,460
                                                                                       198,605
CIRCUIT BOARDS (0.03%)
 Benchmark Electronics /1/                                          992                 25,742
COMMERCIAL BANKS (1.56%)
 Allied Irish Banks                                               5,180                158,663
 Bank of Hawaii                                                   2,400                 79,104
 Bank of Ireland                                                  1,660                 82,668
 Bank of Nova Scotia                                              1,650                 64,053
 City National                                                    1,820                 74,929
 First Tennessee National                                         6,840                299,592
 Gold Banc                                                        4,620                 40,656
 Greater Bay Bancorp                                              2,200                 35,200
 Independent Bank                                                 1,057                 21,436
 Kookmin Bank                                                     1,037                 28,569
 Local Financial /1/                                              2,570                 38,550
 North Fork Bancorp.                                              4,080                132,029
 Pacific Capital Bancorp.                                           700                 22,828
 Sky Financial Group                                              1,079                 21,753
 South Financial Group                                            1,280                 31,360
 UnionBanCal                                                      6,000                242,400
 Yardville National Bancorp.                                      1,400                 25,508
                                                                                     1,399,298
COMMERCIAL SERVICE-FINANCE (0.81%)
 H&R Block                                                        3,890                150,232
 Paychex                                                         18,640                580,449
                                                                                       730,681
COMMUNICATIONS EQUIPMENT (0.06%)
 Siemens                                                          1,140                 56,886
COMMUNICATIONS SOFTWARE (0.03%)
 Inter-Tel                                                        1,622                 26,682
                                                               Shares
                                                                Held                  Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (0.33%)
                                                                                   $
 CACI International /1/                                             700                 24,451
 Computer Sciences /1/                                            7,280                239,876
 Fidelity National Information Solutions /1/                      1,600                 28,080
                                                                                       292,407
COMPUTERS (0.80%)
 Hewlett-Packard                                                 28,618                466,473
 International Business Machines                                  3,020                256,398
                                                                                       722,871
COMPUTERS-INTEGRATED SYSTEMS (0.03%)
 MTS Systems                                                      1,800                 22,574
COMPUTERS-MEMORY DEVICES (0.53%)
 Hutchison Technology /1/                                           856                 20,236
 Maxtor /1/                                                       3,533                 19,432
 SanDisk /1/                                                      1,157                 27,999
 Veritas Software /1/                                            18,500                407,185
                                                                                       474,852
COMPUTERS-PERIPHERAL EQUIPMENT (0.03%)
 Electronics for Imaging /1/                                      1,410                 27,072
CONSUMER PRODUCTS-MISCELLANEOUS (0.09%)
 Fortune Brands                                                   1,710                 82,764
CONTAINERS-METAL & GLASS (0.38%)
 Ball                                                             5,660                317,866
 Owens-Illinois /1/                                               2,590                 23,025
                                                                                       340,891
CONTAINERS-PAPER & PLASTIC (0.14%)
 Pactiv /1/                                                       6,240                128,045
COSMETICS & TOILETRIES (1.32%)
 Alberto-Culver                                                   3,070                151,290
 Alberto-Culver                                                     500                 23,840
 Colgate-Palmolive                                                2,700                154,359
 Elizabeth Arden /1/                                              2,535                 32,194
 Procter & Gamble                                                 9,172                824,104
                                                                                     1,185,787
DATA PROCESSING & MANAGEMENT (0.10%)
 Automatic Data Processing                                        1,540                 51,790
 FileNet /1/                                                      2,520                 38,783
                                                                                        90,573
DISTRIBUTION-WHOLESALE (0.15%)
 Aviall /1/                                                       4,289                 35,170
 Fastenal                                                         2,520                 87,167
 Watsco                                                           1,000                 15,490
                                                                                       137,827
DIVERSIFIED FINANCIAL SERVICES (1.24%)
 Citigroup                                                       28,304              1,110,932
DIVERSIFIED MANUFACTURING OPERATIONS (1.71%)
 3M                                                               2,970                374,339
 General Electric                                                27,250                802,513
 Griffon /1/                                                      1,700                 23,154
 Illinois Tool Works                                              4,930                315,421
 Pentair                                                            571                 22,006
                                                                                     1,537,433
                                                               Shares
                                                                Held                  Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MINERALS (0.10%)
                                                                                   $
 Anglo American                                                   4,050                 57,794
 Cia Vale do Rio Doce /1/                                         1,170                 32,713
                                                                                        90,507
DIVERSIFIED OPERATIONS (0.18%)
 Brascan                                                          5,890                132,584
 Walter Industries                                                2,500                 25,375
                                                                                       157,959
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.17%)
 Rentokil Initial                                                 1,900                 28,393
 Viad                                                             6,300                126,693
                                                                                       155,086
ELECTRIC PRODUCTS-MISCELLANEOUS (0.04%)
 Ametek                                                             906                 34,156
ELECTRIC-INTEGRATED (1.99%)
 Black Hills                                                        754                 21,474
 CH Energy Group                                                    690                 29,015
 E.ON                                                             3,600                165,420
 Edison International /1/                                        22,700                331,193
 Endesa                                                           2,850                 40,612
 Entergy                                                          7,130                332,329
 Exelon                                                           6,900                365,976
 Korea Electric Power                                             4,700                 44,274
 PPL                                                             10,650                385,530
 Scottish Power                                                   2,796                 69,089
                                                                                     1,784,912
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.17%)
 Flextronics International /1/                                    4,428                 38,745
 Koninklijke Philips Electronics                                  3,156                 58,954
 Kyocera                                                            540                 26,562
 OSI Systems /1/                                                  1,760                 26,629
                                                                                       150,890
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.49%)
 Applied Micro Circuits /1/                                       5,680                 25,447
 Intel                                                           10,380                190,992
 International Rectifier /1/                                      1,110                 25,108
 Texas Instruments                                                8,710                161,048
 Zoran /1/                                                        2,100                 37,359
                                                                                       439,954
ELECTRONIC DESIGN AUTOMATION (0.05%)
 Magma Design Automation /1/                                      2,756                 41,423
ELECTRONIC MEASUREMENT INSTRUMENTS (0.03%)
 Trimble Navigation /1/                                             925                 23,356
ELECTRONICS-MILITARY (0.09%)
 L-3 Communications Holdings /1/                                  1,880                 83,472
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.08%)
 EMCOR Group /1/                                                    680                 34,728
 URS /1/                                                          2,600                 36,920
                                                                                        71,648
ENGINES-INTERNAL COMBUSTION (0.05%)
 Briggs & Stratton                                                1,020                 46,043
                                                               Shares
                                                                Held                  Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (0.60%)
                                                                                   $
 BEA Systems /1/                                                 21,990                235,513
 Computer Associates International                               11,900                193,256
 Peoplesoft /1/                                                   7,200                108,216
                                                                                       536,985
ENTERTAINMENT SOFTWARE (0.03%)
 Take-Two Interactive Software /1/                                1,100                 24,750
FIDUCIARY BANKS (0.10%)
 State Street                                                     2,670                 93,530
FINANCE-INVESTMENT BANKER & BROKER (1.52%)
 Bear Stearns                                                     5,690                380,320
 Goldman Sachs Group                                              4,300                326,370
 Morgan Stanley                                                  14,070                629,632
 Nomura Holdings                                                  3,100                 31,124
                                                                                     1,367,446
FINANCE-MORTGAGE LOAN/BANKER (0.41%)
 Federal National Mortgage Association                            5,060                366,293
FINANCE-OTHER SERVICES (0.06%)
 Grupo Financiero BBVA Bancomer /1/                               3,100                 53,916
FINANCIAL GUARANTEE INSURANCE (0.24%)
 Ambac Financial Group                                            3,670                214,145
FOOD-CONFECTIONERY (0.34%)
 Wm. Wrigley Jr.                                                  5,420                307,368
FOOD-MISCELLANEOUS/DIVERSIFIED (0.84%)
 American Italian Pasta /1/                                         830                 36,603
 ConAgra Foods                                                   15,900                333,900
 McCormick                                                        5,860                145,269
 Nestle                                                           1,525                 77,725
 Unilever                                                         2,614                164,604
                                                                                       758,101
FOOD-RETAIL (0.61%)
 Whole Foods Market /1/                                           8,680                515,245
 Wild Oats Markets /1/                                            3,070                 33,217
                                                                                       548,462
FOOD-WHOLESALE & DISTRIBUTION (0.57%)
 Fresh Del Monte Produce                                          2,033                 39,603
 Sysco                                                           16,520                474,619
                                                                                       514,222
GAS-DISTRIBUTION (0.24%)
 AGL Resources                                                    2,180                 56,091
 New Jersey Resources                                             1,130                 38,703
 ONEOK                                                            2,060                 39,078
 Peoples Energy                                                     970                 37,685
 Southern Union /1/                                               2,860                 39,897
                                                                                       211,454
HEALTH CARE COST CONTAINMENT (0.18%)
 McKesson                                                         5,800                160,892
HOME DECORATION PRODUCTS (0.47%)
 Newell Rubbermaid                                               13,700                417,576
HOME FURNISHINGS (0.06%)
 American Woodmark                                                  676                 32,414
                                                               Shares
                                                                Held                  Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME FURNISHINGS (CONTINUED)
                                                                                   $
 Furniture Brands International /1/                               1,032                 24,510
                                                                                        56,924
HOTELS & MOTELS (0.09%)
 Accor                                                            5,019                 82,704
HUMAN RESOURCES (0.08%)
 Adecco                                                           7,257                 71,119
IDENTIFICATION SYSTEM-DEVELOPMENT (0.03%)
 Identix /1/                                                      6,109                 29,934
IMPORT & EXPORT (0.11%)
 Mitsubishi                                                       8,500                101,065
INSTRUMENTS-CONTROLS (0.02%)
 Watts Industries                                                 1,100                 17,985
INSTRUMENTS-SCIENTIFIC (0.03%)
 PerkinElmer                                                      2,700                 26,784
INTERNET FINANCIAL SERVICES (0.06%)
 IndyMac Bancorp                                                  2,450                 54,586
INTERNET INFRASTRUCTURE SOFTWARE (0.02%)
 TIBCO Software /1/                                               3,990                 19,671
INTERNET SECURITY (0.75%)
 CheckFree /1/                                                    7,300                201,261
 Symantec /1/                                                    10,800                474,660
                                                                                       675,921
INVESTMENT COMPANIES (0.05%)
 American Capital Strategies                                      1,850                 44,881
LIFE & HEALTH INSURANCE (0.54%)
 John Hancock Financial Services                                 13,440                390,029
 Scottish Annuity & Life Holdings                                 1,780                 31,506
 Stancorp Financial Group                                           600                 32,220
 UICI /1/                                                         2,370                 28,203
                                                                                       481,958
MACHINERY TOOLS & RELATED PRODUCTS (0.03%)
 Regal Beloit                                                     1,665                 28,555
MACHINERY-CONSTRUCTION & MINING (0.06%)
 Terex /1/                                                        3,210                 53,126
MACHINERY-FARM (0.04%)
 AGCO /1/                                                         1,770                 32,232
MACHINERY-GENERAL INDUSTRY (0.12%)
 Albany International                                             2,300                 54,602
 Robbins & Myers                                                  1,900                 32,661
 Tecumseh Products                                                  600                 24,144
                                                                                       111,407
MACHINERY-MATERIAL HANDLING (0.03%)
 Nacco Industries                                                   480                 25,200
MEDICAL INSTRUMENTS (1.60%)
 Biomet                                                           5,510                167,834
 Medtronic                                                       15,900                759,066
                                                               Shares
                                                                Held                  Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                                   $
 St. Jude Medical /1/                                             9,680                507,813
                                                                                     1,434,713
MEDICAL PRODUCTS (1.74%)
 Becton Dickinson                                                 8,330                294,882
 Cooper                                                           1,150                 32,085
 Johnson & Johnson                                               21,260              1,198,214
 Wright Medical Group /1/                                         1,780                 33,784
                                                                                     1,558,965
MEDICAL STERILIZATION PRODUCT (0.13%)
 Steris /1/                                                       5,171                117,382
MEDICAL-BIOMEDICAL/GENE (0.08%)
 Bio-Rad Laboratories /1/                                           560                 26,180
 Cambrex                                                          1,675                 29,145
 Enzon /1/                                                        1,210                 16,601
                                                                                        71,926
MEDICAL-DRUGS (2.31%)
 Aventis                                                            877                 44,148
 Bradley Pharmaceuticals /1/                                      1,879                 27,076
 Endo Pharmaceuticals Holdings /1/                                1,376                 22,732
 Forest Laboratories /1/                                          8,220                425,138
 GlaxoSmithKline                                                  2,628                106,487
 Merck                                                            3,000                174,540
 Novartis                                                         3,474                137,154
 Novo Nordisk                                                     1,887                 68,498
 Pfizer                                                          32,260                991,995
 Schering                                                         1,200                 53,508
 Teva Pharmaceutical Industries                                     600                 28,020
                                                                                     2,079,296
MEDICAL-HMO (1.05%)
 Aetna                                                            7,290                363,042
 Cobalt /1/                                                       1,900                 31,255
 UnitedHealth Group                                               5,990                551,859
                                                                                       946,156
MEDICAL-HOSPITALS (0.04%)
 United Surgical Partners International /1/                       2,106                 39,024
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.06%)
 Select Medical /1/                                               3,020                 51,098
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.63%)
 Cardinal Health                                                 10,220                564,962
METAL PROCESSORS & FABRICATION (0.52%)
 Precision Castparts                                              1,200                 33,228
 Quanex                                                           1,300                 37,388
 SKF                                                              1,100                 32,087
 Timken                                                          20,800                368,160
                                                                                       470,863
METAL-DIVERSIFIED (0.12%)
 Rio Tinto                                                        1,120                 85,904
 WMC Resources /1/                                                1,900                 18,544
                                                                                       104,448
MISCELLANEOUS INVESTING (1.05%)
 Alexandria Real Estate Equities                                    600                 25,380
 Annaly Mortgage Management                                      10,900                207,100
                                                               Shares
                                                                Held                  Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                                   $
 Capital Automotive                                               1,330                 34,434
 CBL & Associates Properties                                      1,430                 60,703
 Chelsea Property Group                                             607                 24,074
 Glimcher Realty Trust                                            1,050                 21,693
 Healthcare Realty Trust                                            700                 19,271
 Home Properties of New York                                        870                 30,215
 Keystone Property Trust                                          1,610                 27,692
 Macerich                                                           801                 26,433
 Mills                                                              800                 25,568
 Pan Pacific Retail Properties                                      605                 23,667
 Prentiss Properties Trust                                        1,170                 32,175
 Realty Income                                                      700                 26,320
 Simon Property Group                                             8,700                319,464
 SL Green Realty                                                  1,160                 37,387
                                                                                       941,576
MISCELLANEOUS MANUFACTURERS (0.04%)
 Applied Films /1/                                                1,570                 34,148
MONEY CENTER BANKS (1.80%)
 ABN AMRO Holding                                                 4,856                 80,318
 Bank of America                                                 12,022                890,229
 Barclays                                                         4,202                117,740
 BNP Paribas                                                      7,400                173,677
 HSBC Holdings                                                    1,776                 97,129
 JP Morgan Chase                                                  3,600                105,660
 Royal Bank of Canada                                             2,450                102,288
 UBS                                                              1,150                 54,568
                                                                                     1,621,609
MOTORCYCLE & MOTOR SCOOTER (0.47%)
 Harley-Davidson                                                  9,580                425,735
MULTI-LINE INSURANCE (1.86%)
 Allstate                                                        13,300                502,607
 American International Group                                     9,810                568,490
 ING Groep                                                        2,400                 39,168
 MetLife                                                         10,270                295,057
 Old Republic International                                       8,650                264,690
                                                                                     1,670,012
MULTIMEDIA (1.38%)
 Belo                                                             8,310                187,058
 Gannett                                                          5,200                393,744
 Media General                                                      410                 22,534
 News                                                             5,122                144,850
 Viacom /1/                                                      11,349                492,660
                                                                                     1,240,846
NETWORKING PRODUCTS (1.37%)
 Cisco Systems /1/                                               59,150                889,616
 Emulex /1/                                                      16,600                340,134
                                                                                     1,229,750
NON-HAZARDOUS WASTE DISPOSAL (0.03%)
 Waste Connections /1/                                              900                 30,276
OFFICE AUTOMATION & EQUIPMENT (0.40%)
 Canon                                                            4,973                199,467
 Global Imaging Systems /1/                                       1,310                 24,235
                                                               Shares
                                                                Held                  Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE AUTOMATION & EQUIPMENT (CONTINUED)
                                                                                   $
 Ikon Office Solutions                                           17,120                132,851
                                                                                       356,553
OIL COMPANY-EXPLORATION & PRODUCTION (0.86%)
 Anadarko Petroleum                                               1,900                 84,360
 Apache                                                           5,574                319,111
 Burlington Resources                                             1,950                 90,305
 Canadian Natural Resources                                       1,800                 60,084
 Cimarex Energy /1/                                               1,339                 26,378
 Denbury Resources /1/                                            1,850                 19,610
 Encore Acquisition /1/                                           1,590                 27,412
 Houston Exploration /1/                                            820                 22,935
 Swift Energy /1/                                                 2,800                 23,296
 Talisman Energy                                                  1,570                 62,627
 Westport Resources /1/                                           1,770                 36,887
                                                                                       773,005
OIL COMPANY-INTEGRATED (3.31%)
 BP Amoco                                                           700                 26,978
 ChevronTexaco                                                    3,197                200,804
 ConocoPhillips                                                   4,800                241,440
 ENI                                                              1,585                112,614
 Exxon Mobil                                                     52,891              1,861,763
 Occidental Petroleum                                            10,940                326,559
 Shell Transport & Trading                                        2,709                 97,768
 TotalFinaElf                                                     1,555                102,163
                                                                                     2,970,089
OIL FIELD MACHINERY & EQUIPMENT (0.02%)
 Universal Compression Holdings /1/                               1,000                 18,140
OIL REFINING & MARKETING (0.14%)
 Premcor /1/                                                        814                 18,144
 Statoil                                                         13,500                106,110
                                                                                       124,254
OIL-FIELD SERVICES (0.04%)
 Seacor Smit /1/                                                    520                 18,626
 Tetra Technologies /1/                                             600                 15,960
                                                                                        34,586
PAPER & RELATED PRODUCTS (0.11%)
 Boise Cascade                                                    1,135                 26,071
 Louisiana-Pacific /1/                                            4,590                 37,087
 UPM-Kymmene Oyj                                                  2,396                 35,940
                                                                                        99,098
PHARMACEUTICALS (0.04%)
 Cima Labs /1/                                                    1,600                 38,640
PHOTO EQUIPMENT & SUPPLIES (0.16%)
 Eastman Kodak                                                    4,880                145,961
PIPELINES (0.15%)
 Questar                                                          3,400                102,680
 TransCanada PipeLines                                            1,930                 30,764
                                                                                       133,444
PROPERTY & CASUALTY INSURANCE (0.75%)
 Arch Capital Group /1/                                           1,550                 53,955
 Fidelity National Financial                                      8,050                276,920
 Penn-America Group                                               4,580                 47,678
                                                               Shares
                                                                Held                  Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
                                                                                   $
 PMA Capital                                                      2,970                 25,364
 ProAssurance /1/                                                 2,120                 54,887
 Selective Insurance Group                                        1,300                 32,617
 Travelers Property Casualty                                     11,170                181,512
                                                                                       672,933
PUBLICLY TRADED INVESTMENT FUND (0.15%)
 iShares MSCI Japan Index Fund /1/                               12,300                 78,843
 iShares Russell 2000 Value Index Fund                              468                 54,213
                                                                                       133,056
PUBLISHING-NEWSPAPERS (0.25%)
 Tribune                                                          4,630                226,777
PUBLISHING-PERIODICALS (0.03%)
 Wolters Kluwer                                                   2,200                 28,653
RADIO (0.19%)
 Emmis Communications /1/                                         8,000                151,760
 Radio One /1/                                                    1,400                 21,420
                                                                                       173,180
RECREATIONAL VEHICLES (0.04%)
 Thor Industries                                                  1,090                 34,858
REGIONAL BANKS (2.35%)
 Fifth Third Bancorp                                              6,990                344,537
 U.S. Bancorp                                                    24,079                533,350
 Wachovia                                                        15,600                596,076
 Wells Fargo                                                     13,198                636,935
                                                                                     2,110,898
REINSURANCE (0.15%)
 Converium Holding /1/                                            3,180                 72,409
 Platinum Underwriters Holdings                                   2,190                 57,925
                                                                                       130,334
RESPIRATORY PRODUCTS (0.04%)
 Respironics /1/                                                    930                 35,731
RETAIL-APPAREL & SHOE (0.14%)
 AnnTaylor Stores /1/                                             1,400                 33,124
 Brown Shoe                                                         480                 14,030
 Shoe Carnival /1/                                                1,530                 22,262
 Too /1/                                                          1,540                 28,583
 Urban Outfitters /1/                                             1,010                 30,118
                                                                                       128,117
RETAIL-ARTS & CRAFTS (0.30%)
 Michaels Stores /1/                                              8,610                268,976
RETAIL-AUTO PARTS (0.02%)
 PEP Boys-Manny, Moe & Jack                                       2,590                 22,170
RETAIL-BEDDING (0.99%)
 Bed Bath & Beyond /1/                                           22,400                885,024
RETAIL-COMPUTER EQUIPMENT (0.17%)
 GameStop /1/                                                    12,939                154,621
RETAIL-CONSUMER ELECTRONICS (0.03%)
 Rex Stores /1/                                                   2,170                 23,284
                                                               Shares
                                                                Held                  Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (0.80%)
                                                                                   $
 Wal-Mart Stores                                                 12,750                718,080
RETAIL-DRUG STORE (0.33%)
 CVS                                                             10,040                243,068
 Walgreen                                                         1,830                 56,474
                                                                                       299,542
RETAIL-FABRIC STORE (0.04%)
 Jo-Ann Stores /1/                                                1,260                 32,760
RETAIL-HOME FURNISHINGS (0.03%)
 Pier 1 Imports                                                   1,279                 23,738
RETAIL-JEWELRY (0.10%)
 Tiffany                                                          3,070                 85,162
RETAIL-LEISURE PRODUCTS (0.03%)
 West Marine /1/                                                  1,700                 27,778
RETAIL-MAIL ORDER (0.02%)
 Brookstone /1/                                                   1,240                 20,460
RETAIL-MAJOR DEPARTMENT STORE (0.34%)
 J.C. Penney                                                     18,000                307,080
RETAIL-OFFICE SUPPLIES (0.02%)
 School Specialty /1/                                             1,100                 20,427
RETAIL-REGIONAL DEPARTMENT STORE (0.39%)
 Kohls /1/                                                        6,170                350,456
RETAIL-RESTAURANTS (0.15%)
 CBRL Group                                                       1,020                 32,518
 Landry's Seafood Restaurant                                      1,000                 18,700
 Rare Hospitality International /1/                                 988                 28,780
 Red Robin Gourmet Burgers /1/                                    1,959                 29,953
 Ruby Tuesday                                                     1,440                 28,368
                                                                                       138,319
RETAIL-SPORTING GOODS (0.03%)
 Gart Sports /1/                                                  1,204                 28,210
SAVINGS & LOANS-THRIFTS (0.84%)
 Dime Community Bancshares                                        1,580                 36,435
 First Federal Capital                                            1,300                 24,570
 Flagstar Bancorp.                                                1,643                 54,383
 Flushing Financial                                               1,500                 28,650
 Independence Community Bank                                      1,710                 44,717
 MAF Bancorp                                                        740                 24,982
 Washington Mutual                                               13,321                526,180
 Webster Financial                                                  500                 18,770
                                                                                       758,687
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.36%)
 Linear Technology                                               17,400                599,778
 Maxim Integrated Products                                       14,100                553,989
 Taiwan Semiconductor Manufacturing /1/                           7,706                 64,499
                                                                                     1,218,266
SEMICONDUCTOR EQUIPMENT (0.25%)
 Applied Materials /1/                                           15,570                227,322
STEEL-PRODUCERS (0.32%)
 POSCO                                                            3,790                 77,885
                                                               Shares
                                                                Held                  Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL-PRODUCERS (CONTINUED)
                                                                                   $
 Steel Dynamics /1/                                               3,310                 40,051
 United States Steel                                             11,600                166,112
                                                                                       284,048
STEEL-SPECIALTY (0.02%)
 Gibraltar Steel                                                    948                 16,400
TELECOMMUNICATION EQUIPMENT (0.45%)
 Advanced Fibre Communication /1/                                 1,775                 27,157
 Andrew /1/                                                      33,500                256,945
 Arris Group /1/                                                  6,640                 25,903
 Nokia                                                            4,314                 71,483
 Tekelec /1/                                                      2,080                 22,381
                                                                                       403,869
TELECOMMUNICATION SERVICES (0.12%)
 Amdocs /1/                                                       1,650                 29,139
 Aspect Communications /1/                                        6,500                 22,815
 Cable & Wireless                                                15,126                 55,512
                                                                                       107,466
TELEPHONE-INTEGRATED (2.11%)
 ALLTEL                                                           1,800                 84,348
 AT&T                                                            11,900                202,895
 BellSouth                                                        7,300                186,077
 CenturyTel                                                       4,000                117,800
 Deutsche Telekom                                                 6,560                 87,904
 KT                                                               3,011                 61,003
 Nippon Telegraph and Telephone                                   1,630                 28,427
 Royal KPN /1/                                                    8,000                 54,080
 SBC Communications                                              10,631                248,340
 Sprint                                                          31,273                359,952
 Telefonica /1/                                                   1,665                 55,349
 Verizon Communications                                          11,046                412,900
                                                                                     1,899,075
THERAPEUTICS (0.02%)
 CV Therapeutics /1/                                              1,100                 21,978
TOBACCO (0.20%)
 British American Tobacco                                         2,940                 56,419
 Imperial Tobacco Group                                           2,400                 80,952
 Universal                                                        1,020                 39,831
                                                                                       177,202
TOOLS-HAND HELD (0.13%)
 Black & Decker                                                   2,930                120,863
TRANSPORT-RAIL (0.41%)
 Union Pacific                                                    6,200                369,024
TRANSPORT-SERVICES (0.55%)
 FedEx                                                            6,800                407,184
 TPG                                                              5,700                 90,288
                                                                                       497,472
TRANSPORT-TRUCK (0.08%)
 Arkansas Best                                                      940                 23,829
 Old Dominion Freight Line /1/                                      654                 21,686
 SCS Transportation                                               2,500                 29,950
                                                                                        75,465
                                                               Shares
                                                                Held                  Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB HOSTING & DESIGN (0.03%)
                                                                                   $
 Macromedia /1/                                                   2,270                 28,625
                                                   TOTAL COMMON STOCKS              57,302,390

                                                             Principal
                                                               Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (19.11%)
AEROSPACE & DEFENSE (0.06%)
 Boeing
                                                             $                     $
  6.13%; 02/15/33                                                15,000                 15,029
 Raytheon
  5.38%; 04/01/13                                                35,000                 35,848
  5.50%; 11/15/12                                                 5,000                  5,184
                                                                                        56,061
AEROSPACE & DEFENSE EQUIPMENT (0.07%)
 Lockheed Martin
  7.65%; 05/01/16                                                35,000                 43,630
 United Technologies
  6.10%; 05/15/12                                                20,000                 22,574
                                                                                        66,204
AIRLINES (0.30%)
 Northwest Airlines
  7.58%; 03/01/19                                                58,359                 56,023
 Southwest Airlines
  5.10%; 05/01/06                                               202,351                213,418
                                                                                       269,441
ASSET BACKED SECURITIES (0.10%)
 Chase Funding Mortgage Loan
  3.07%; 07/25/17                                                90,000                 90,876
AUTO-CARS & LIGHT TRUCKS (0.17%)
 DaimlerChrysler Holding
  4.75%; 01/15/08                                                15,000                 15,496
  7.30%; 01/15/12                                                50,000                 56,852
 Ford Motor
  7.45%; 07/16/31                                                90,000                 80,103
                                                                                       152,451
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.06%)
 Navistar International
  9.38%; 06/01/06                                                50,000                 53,375
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.06%)
 Delphi
  6.50%; 05/01/09                                                15,000                 16,047
 Lear
  7.96%; 05/15/05                                                35,000                 37,450
                                                                                        53,497
AUTOMOBILE SEQUENTIAL (0.23%)
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                               200,000                208,932
                                                             Principal
                                                               Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BEVERAGES-NON-ALCOHOLIC (0.09%)
 Coca-Cola Enterprises
                                                             $                     $
  4.38%; 09/15/09                                                20,000                 20,877
  5.25%; 05/15/07                                                25,000                 27,099
 PepsiAmericas
  3.88%; 09/12/07                                                35,000                 35,704
                                                                                        83,680
BEVERAGES-WINE & SPIRITS (0.03%)
 Diageo Capital
  3.50%; 11/19/07                                                30,000                 30,336
BREWERY (0.15%)
 Anheuser-Busch
  4.38%; 01/15/13                                                35,000                 34,984
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                               40,000                 42,800
 Coors Brewing
  6.38%; 05/15/12                                                50,000                 55,986
                                                                                       133,770
BROADCASTING SERVICES & PROGRAMMING (0.02%)
 Grupo Televisa
  8.50%; 03/11/32                                                20,000                 20,000
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.16%)
 CRH America
  6.95%; 03/15/12                                                35,000                 39,754
 Masco
  6.00%; 05/03/04                                               100,000                103,972
                                                                                       143,726
BUILDING PRODUCTS-AIR & HEATING (0.09%)
 York International
  6.63%; 08/15/06                                                75,000                 80,343
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.23%)
 Cemex Central Sa De Cv /2/
  8.63%; 07/18/03                                               200,000                203,000
BUILDING-RESIDENTIAL & COMMERCIAL (0.11%)
 DR Horton
  8.50%; 04/15/12                                                50,000                 54,750
 KB Home
  7.75%; 02/01/10                                                40,000                 42,000
                                                                                        96,750
CABLE & OTHER PAY TV SERVICES (0.09%)
 AT&T Broadband
  8.38%; 03/15/13                                                63,000                 76,864
CABLE TV (0.16%)
 British Sky Broadcasting
  8.20%; 07/15/09                                                35,000                 39,900
 Comcast
  5.50%; 03/15/11                                                30,000                 30,947
  5.85%; 01/15/10                                                 5,000                  5,320
 Comcast Cable Communications
  6.75%; 01/30/11                                                25,000                 27,594
 Cox Communications
  6.75%; 03/15/11                                                35,000                 39,805
                                                                                       143,566
                                                             Principal
                                                               Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CASINO HOTELS (0.22%)
 Boyd Gaming
                                                             $                     $
  9.25%; 08/01/09                                                50,000                 55,125
 Mandalay Resort Group
  9.25%; 12/01/05                                                50,000                 52,312
 Mirage Resorts
  6.75%; 02/01/08                                                50,000                 51,750
 Park Place Entertainment
  8.50%; 11/15/06                                                40,000                 43,300
                                                                                       202,487
CASINO SERVICES (0.05%)
 International Game Technology
  8.38%; 05/15/09                                                35,000                 41,758
CELLULAR TELECOMMUNICATIONS (0.17%)
 AT&T Wireless Services
  7.88%; 03/01/11                                                45,000                 51,845
 Telus
  7.50%; 06/01/07                                                40,000                 44,400
 Verizon Wireless Capital
  5.38%; 12/15/06                                                50,000                 53,881
                                                                                       150,126
CHEMICALS-DIVERSIFIED (0.09%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                                50,000                 55,252
 Dow Chemical
  5.00%; 11/15/07                                                 5,000                  5,201
  5.75%; 11/15/09                                                20,000                 21,285
                                                                                        81,738
COAL (0.05%)
 Peabody Energy /2/
  6.88%; 03/15/13                                                40,000                 41,600
COATINGS & PAINT (0.03%)
 Valspar
  6.00%; 05/01/07                                                25,000                 26,807
COMMERCIAL BANKS (0.12%)
 KeyBank
  5.70%; 08/15/12                                                20,000                 21,668
 U.S. Bank
  6.38%; 08/01/11                                                30,000                 34,272
 Union Planters Bank
  5.13%; 06/15/07                                                50,000                 53,170
                                                                                       109,110
COMMERCIAL SERVICE-FINANCE (0.02%)
 Deluxe
  5.00%; 12/15/12                                                15,000                 14,875
COMPUTER SERVICES (0.04%)
 Unisys
  8.13%; 06/01/06                                                35,000                 37,450
COMPUTERS (0.04%)
 International Business Machines
  4.25%; 09/15/09                                                35,000                 36,448
                                                             Principal
                                                               Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 NCR /2/
                                                             $                     $
  7.13%; 06/15/09                                                15,000                 15,954
CONSUMER PRODUCTS-MISCELLANEOUS (0.05%)
 American Greetings
  6.10%; 08/01/28                                                50,000                 49,000
CREDIT CARD ASSET BACKED SECURITIES (1.86%)
 American Express Credit Account      Master Trust
  5.53%; 10/15/08                                               500,000                543,362
 Discover Card Master Trust I
  5.60%; 05/16/06                                             1,000,000              1,023,330
 MBNA Credit Card Master Note Trust
  3.90%; 11/15/07                                               100,000                104,297
                                                                                     1,670,989
DIVERSIFIED FINANCIAL SERVICES (0.36%)
 Citigroup
  3.50%; 02/01/08                                                25,000                 25,249
  5.88%; 02/22/33                                                20,000                 20,526
  6.00%; 02/21/12                                                25,000                 27,849
  6.63%; 06/15/32                                                50,000                 56,452
 General Electric Capital
  6.75%; 03/15/32                                               100,000                115,719
 John Deere Capital
  3.13%; 12/15/05                                                40,000                 40,870
  7.00%; 03/15/12                                                30,000                 34,857
                                                                                       321,522
DIVERSIFIED MANUFACTURING OPERATIONS (0.05%)
 General Electric
  5.00%; 02/01/13                                                 5,000                  5,168
 Tyco International
  6.25%; 06/15/03                                                40,000                 40,100
                                                                                        45,268
DIVERSIFIED MINERALS (0.04%)
 BHP Billiton Finance
  4.80%; 04/15/13                                                40,000                 40,829
DIVERSIFIED OPERATIONS (0.12%)
 Hutchison Whampoa International /2/
  6.50%; 02/13/13                                                50,000                 50,679
 Rio Tinto Finance
  5.75%; 07/03/06                                                50,000                 54,676
                                                                                       105,355
ELECTRIC PRODUCTS-MISCELLANEOUS (0.02%)
 Emerson Electric
  4.63%; 10/15/12                                                 5,000                  5,063
  6.00%; 08/15/32                                                10,000                 10,571
                                                                                        15,634
ELECTRIC-INTEGRATED (1.13%)
 Alabama Power
  5.60%; 03/15/33                                                15,000                 14,827
 Arizona Public Service
  6.50%; 03/01/12                                                20,000                 22,032
 CenterPoint Energy Houston Electric /2/
  5.70%; 03/15/13                                                20,000                 21,319
                                                             Principal
                                                               Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 CenterPoint Energy Resources /2/
                                                             $                     $
  7.88%; 04/01/13                                                40,000                 45,900
 Consumers Energy
  4.25%; 04/15/08 /2/                                            10,000                 10,165
  6.00%; 03/15/05                                                35,000                 37,275
 Dominion Resources
  6.75%; 12/15/32                                                20,000                 22,070
 DTE Energy
  7.05%; 06/01/11                                                25,000                 28,803
 Duke Energy
  4.50%; 04/01/10                                                30,000                 30,691
 Exelon
  6.75%; 05/01/11                                                30,000                 33,827
 FPL Group Capital
  3.25%; 04/11/06                                                25,000                 25,283
 GPU
  7.70%; 12/01/05                                               100,000                112,301
 Indianapolis Power & Light
  7.38%; 08/01/07                                                35,000                 36,078
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                                50,000                 55,987
 Niagara Mohawk Power
  5.38%; 10/01/04                                                50,000                 52,106
 Oncor Electric Delivery
  6.38%; 05/01/12                                                45,000                 50,334
 Pepco Holdings
  3.75%; 02/15/06                                                80,000                 82,054
 PG&E National Energy Group
  10.38%; 05/16/11                                               50,000                 26,500
 Progress Energy
  6.55%; 03/01/04                                               225,000                233,614
 Southwestern Electric Power
  4.50%; 07/01/05                                                50,000                 51,851
 TXU Energy /2/
  6.13%; 03/15/08                                                20,000                 21,387
                                                                                     1,014,404
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.06%)
 Flextronics International
  9.88%; 07/01/10                                                45,000                 50,400
FEDERAL & FEDERALLY SPONSORED CREDIT (0.07%)
 Housing Urban Development
  2.99%; 08/01/05                                                60,000                 61,575
FINANCE-AUTO LOANS (0.34%)
 Ford Motor Credit
  6.88%; 02/01/06                                               125,000                129,313
 General Motors Acceptance
  6.88%; 09/15/11                                                80,000                 81,535
  7.00%; 02/01/12                                                15,000                 15,369
  8.00%; 11/01/31                                                45,000                 46,869
 Toyota Motor Credit
  2.80%; 01/18/06                                                35,000                 35,627
                                                                                       308,713
                                                             Principal
                                                               Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-COMMERCIAL (0.01%)
 CIT Group
                                                             $                     $
  7.75%; 04/02/12                                                10,000                 11,596
FINANCE-CONSUMER LOANS (0.23%)
 American General Finance
  5.38%; 09/01/09                                                35,000                 37,415
  5.88%; 07/14/06                                                20,000                 21,785
 Household Finance
  5.75%; 01/30/07                                               100,000                108,663
  7.63%; 05/17/32                                                30,000                 37,149
                                                                                       205,012
FINANCE-INVESTMENT BANKER & BROKER (0.37%)
 Banque Paribas
  6.88%; 03/01/09                                                40,000                 46,440
 Bear Stearns
  3.00%; 03/30/06                                                40,000                 40,709
  4.00%; 01/31/08                                                20,000                 20,549
 Goldman Sachs Group
  4.13%; 01/15/08                                                35,000                 36,122
  6.60%; 01/15/12                                                50,000                 56,371
 Lehman Brothers Holdings
  6.63%; 01/18/12                                                65,000                 73,879
 Morgan Stanley
  5.30%; 03/01/13                                                25,000                 25,947
  6.75%; 04/15/11                                                30,000                 34,086
                                                                                       334,103
FINANCE-MORTGAGE LOAN/BANKER (1.82%)
 Countrywide Home Loan
  4.25%; 12/19/07                                                25,000                 25,884
  5.25%; 06/15/04                                               100,000                103,919
 Federal Home Loan Mortgage
  3.25%; 02/25/08                                               225,000                227,275
  4.75%; 10/11/12                                                80,000                 81,094
  6.00%; 05/25/12                                                65,000                 67,589
  6.75%; 03/15/31                                               256,000                312,732
 Federal National Mortgage Association
  2.38%; 03/17/06                                                75,000                 75,356
  3.70%; 11/01/07                                               230,000                236,148
  3.75%; 07/29/05                                               175,000                179,742
  4.32%; 07/26/07                                                90,000                 95,004
  4.75%; 02/21/13                                                75,000                 75,863
  5.25%; 08/01/12                                               145,000                153,357
                                                                                     1,633,963
FINANCE-OTHER SERVICES (0.18%)
 Mellon Funding
  4.88%; 06/15/07                                                40,000                 42,543
 Verizon Global Funding
  7.75%; 12/01/30                                               100,000                123,476
                                                                                       166,019
FOOD-DAIRY PRODUCTS (0.05%)
 Dean Foods
  6.63%; 05/15/09                                                40,000                 41,200
                                                             Principal
                                                               Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-FLOUR & GRAIN (0.03%)
 Archer-Daniels-Midland
                                                             $                     $
  5.94%; 10/01/32                                                25,000                 26,199
FOOD-MISCELLANEOUS/DIVERSIFIED (0.18%)
 Corn Products International
  8.45%; 08/15/09                                                40,000                 42,045
 General Mills
  6.00%; 02/15/12                                                30,000                 32,912
 Kraft Foods
  4.63%; 11/01/06                                                35,000                 36,497
  6.25%; 06/01/12                                                35,000                 38,131
 Unilever Capital
  5.90%; 11/15/32                                                10,000                 10,538
                                                                                       160,123
FOOD-RETAIL (0.11%)
 Delhaize America
  7.38%; 04/15/06                                                25,000                 25,875
 Kroger
  7.50%; 04/01/31                                                20,000                 22,843
 Safeway
  5.80%; 08/15/12                                                45,000                 47,438
                                                                                        96,156
FORESTRY (0.02%)
 Tembec Industries /2/
  8.63%; 06/30/09                                                15,000                 15,600
GAS-DISTRIBUTION (0.03%)
 KeySpan
  7.63%; 11/15/10                                                20,000                 24,155
GOLD MINING (0.03%)
 Normandy Yandal Operations
  8.88%; 04/01/08                                                40,000                 24,000
 Placer Dome /2/
  6.38%; 03/01/33                                                 4,000                  4,079
                                                                                        28,079
HOME DECORATION PRODUCTS (0.02%)
 Newell Rubbermaid
  4.63%; 12/15/09                                                15,000                 15,392
HOME EQUITY SEQUENTIAL (0.21%)
 Long Beach Mortgage Loan Trust
  4.92%; 05/25/32                                               100,000                103,206
 Residential Asset Securities
  4.59%; 10/25/26                                                80,000                 83,271
                                                                                       186,477
INDUSTRIAL GASES (0.07%)
 Praxair
  4.75%; 07/15/07                                                50,000                 52,667
  6.50%; 03/01/08                                                10,000                 11,213
                                                                                        63,880
INSTRUMENTS-CONTROLS (0.02%)
 Parker Hannifin
  4.88%; 02/15/13                                                20,000                 20,245
                                                             Principal
                                                               Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
INSTRUMENTS-SCIENTIFIC (0.02%)
 PerkinElmer /2/
                                                             $                     $
  8.88%; 01/15/13                                                20,000                 21,550
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.03%)
 AMVESCAP
  5.38%; 02/27/13 /2/                                            10,000                  9,940
  5.90%; 01/15/07                                                20,000                 21,515
                                                                                        31,455
LIFE & HEALTH INSURANCE (0.04%)
 Lincoln National
  5.25%; 06/15/07                                                25,000                 26,310
 Nationwide Financial Services
  5.63%; 02/13/15                                                10,000                 10,167
                                                                                        36,477
MACHINERY-CONSTRUCTION & MINING (0.06%)
 Case
  6.25%; 12/01/03                                                50,000                 50,000
MEDICAL-DRUGS (0.11%)
 Eli Lilly
  5.50%; 07/15/06                                                60,000                 65,653
 Wyeth
  5.25%; 03/15/13                                                30,000                 31,383
                                                                                        97,036
MEDICAL-HMO (0.09%)
 Anthem
  4.88%; 08/01/05                                                50,000                 52,503
 UnitedHealth Group
  4.88%; 04/01/13                                                30,000                 30,697
                                                                                        83,200
MEDICAL-HOSPITALS (0.13%)
 HCA
  6.95%; 05/01/12                                                50,000                 53,766
  7.13%; 06/01/06                                                10,000                 10,750
 Tenet Healthcare
  6.50%; 06/01/12                                                55,000                 52,113
                                                                                       116,629
METAL PROCESSORS & FABRICATION (0.04%)
 Timken
  5.75%; 02/15/10                                                40,000                 40,766
METAL-DIVERSIFIED (0.08%)
 Falconbridge
  7.35%; 06/05/12                                                15,000                 16,503
 Noranda
  7.25%; 07/15/12                                                50,000                 51,485
                                                                                        67,988
MISCELLANEOUS INVESTING (0.11%)
 Archstone-Smith Operating Trust
  5.00%; 08/15/07                                                20,000                 21,016
 Camden Property Trust
  5.88%; 06/01/07                                                 5,000                  5,348
 La Quinta /2/
  8.88%; 03/15/11                                                15,000                 15,713
 Prologis
  5.50%; 03/01/13                                                20,000                 20,761
                                                             Principal
                                                               Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
 United Dominion Realty Trust
                                                             $                     $
  6.50%; 06/15/09                                                30,000                 33,011
                                                                                        95,849
MONEY CENTER BANKS (0.28%)
 Bank of America
  4.88%; 09/15/12                                               125,000                128,658
  7.40%; 01/15/11                                                35,000                 42,017
 HSBC Holdings
  5.25%; 12/12/12                                                35,000                 36,415
 Royal Bank of Scotland Group
  5.00%; 10/01/14                                                40,000                 41,110
                                                                                       248,200
MORTGAGE BACKED SECURITIES (1.49%)
 DLJ Commercial Mortgage
  6.59%; 02/15/08                                               700,000                790,239
 JP Morgan Chase Commercial Mortgage Securities
  6.04%; 11/15/35                                               150,000                166,746
 LB-UBS Commercial Mortgage Trust
  0.87%; 03/15/34 /2/ /3/                                       708,201                 22,240
  5.97%; 03/15/26                                               325,000                359,200
                                                                                     1,338,425
MULTI-LINE INSURANCE (0.03%)
 MetLife
  5.38%; 12/15/12                                                20,000                 20,980
 Safeco
  4.88%; 02/01/10                                                10,000                 10,176
                                                                                        31,156
MULTIMEDIA (0.41%)
 AOL Time Warner
  6.15%; 05/01/07                                                70,000                 75,450
  7.63%; 04/15/31                                                50,000                 55,140
 Gannett
  4.95%; 04/01/05                                                75,000                 79,435
 News America
  4.75%; 03/15/10 /2/                                            15,000                 15,212
  6.55%; 03/15/33 /2/                                            30,000                 30,471
  6.63%; 01/09/08                                                35,000                 38,615
 Viacom
  6.63%; 05/15/11                                                50,000                 57,601
 Walt Disney
  6.38%; 03/01/12                                                15,000                 16,409
                                                                                       368,333
NON-HAZARDOUS WASTE DISPOSAL (0.04%)
 Allied Waste
  8.50%; 12/01/08                                                35,000                 37,800
OIL & GAS DRILLING (0.14%)
 Nabors Holdings
  4.88%; 08/15/09                                                45,000                 46,505
 Nabors Industries
  6.80%; 04/15/04                                                50,000                 52,323
 Transocean
  6.63%; 04/15/11                                                25,000                 28,396
                                                                                       127,224
                                                             Principal
                                                               Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (0.70%)
 Anadarko Petroleum
                                                             $                     $
  5.38%; 03/01/07                                               120,000                129,498
 Canadian Natural Resources
  7.20%; 01/15/32                                                25,000                 29,553
 Devon Energy
  7.95%; 04/15/32                                                30,000                 37,547
 Forest Oil
  8.00%; 06/15/08                                                40,000                 42,400
 Kerr-McGee
  5.88%; 09/15/06                                               100,000                108,130
 Nexen
  7.88%; 03/15/32                                                25,000                 28,984
 Pemex Project Funding Master Trust
  7.88%; 02/01/09                                               150,000                170,625
 Western Oil Sands
  8.38%; 05/01/12                                                35,000                 37,450
 XTO Energy
  7.50%; 04/15/12                                                45,000                 49,500
                                                                                       633,687
OIL COMPANY-INTEGRATED (0.29%)
 Amerada Hess
  6.65%; 08/15/11                                                 5,000                  5,607
  7.13%; 03/15/33                                                10,000                 10,988
  7.88%; 10/01/29                                                20,000                 23,792
 BP Canada Finance
  3.63%; 01/15/09                                                60,000                 61,259
 ConocoPhillips
  4.75%; 10/15/12                                                70,000                 71,387
 Occidental Petroleum
  4.00%; 11/30/07                                                25,000                 25,389
 PanCanadian Energy
  7.20%; 11/01/31                                                35,000                 41,802
 Petronas Capital /2/
  7.88%; 05/22/22                                                20,000                 22,026
                                                                                       262,250
OIL REFINING & MARKETING (0.10%)
 Enterprise Products Partners /2/
  6.38%; 02/01/13                                                15,000                 16,320
 Tesoro Petroleum /2/
  8.00%; 04/15/08                                                40,000                 41,400
 Valero Energy
  6.88%; 04/15/12                                                30,000                 33,380
                                                                                        91,100
PAPER & RELATED PRODUCTS (0.46%)
 Abitibi-Consolidated
  6.95%; 12/15/06                                                50,000                 51,898
 Cascades /2/
  7.25%; 02/15/13                                                50,000                 52,750
 International Paper
  6.75%; 09/01/11                                                25,000                 28,329
 NorskeCanada
  8.63%; 06/15/11                                                35,000                 36,225
 Norske Skog /2/
  7.63%; 10/15/11                                                50,000                 56,349
 Sappi Papier Holding /2/
  6.75%; 06/15/12                                                20,000                 22,522
                                                             Principal
                                                               Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
 Smurfit Capital Funding
                                                             $                     $
  6.75%; 11/20/05                                                40,000                 41,000
 Weyerhaeuser
  6.13%; 03/15/07                                                60,000                 65,246
  6.75%; 03/15/12                                                55,000                 61,614
                                                                                       415,933
PIPELINES (0.17%)
 Equitable Resources
  5.15%; 11/15/12                                                25,000                 26,167
 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                                35,000                 39,804
 National Fuel Gas
  5.25%; 03/01/13                                                25,000                 25,268
 TEPPCO Partners
  6.13%; 02/01/13                                                10,000                 10,574
 Texas Eastern Transmission
  5.25%; 07/15/07                                                50,000                 52,645
                                                                                       154,458
POULTRY (0.16%)
 Tyson Foods
  6.63%; 10/01/04                                               125,000                130,543
  7.25%; 10/01/06                                                10,000                 10,864
                                                                                       141,407
PROPERTY & CASUALTY INSURANCE (0.05%)
 ACE INA Holdings
  8.20%; 08/15/04                                                30,000                 32,143
 Travelers Property Casualty /2/
  6.38%; 03/15/33                                                15,000                 15,971
                                                                                        48,114
PUBLISHING-BOOKS (0.07%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                                55,000                 60,078
REAL ESTATE OPERATOR & DEVELOPER (0.06%)
 EOP Operating
  7.00%; 07/15/11                                                50,000                 56,866
REGIONAL AUTHORITY (0.38%)
 Financement Quebec
  5.00%; 10/25/12                                               115,000                121,226
 Province of Manitoba
  2.75%; 01/17/06                                                90,000                 91,240
 Province of Nova Scotia
  5.75%; 02/27/12                                                50,000                 55,780
 Province of Ontario
  5.13%; 07/17/12                                                35,000                 37,674
 Region of Lombardy
  5.80%; 10/25/32                                                30,000                 32,064
                                                                                       337,984
REGIONAL BANKS (0.71%)
 Bank One
  7.63%; 08/01/05                                                80,000                 89,742
 KeyCorp
  4.63%; 05/16/05                                               100,000                104,969
 Korea Development Bank
  7.13%; 04/22/04                                                75,000                 78,051
                                                             Principal
                                                               Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL BANKS (CONTINUED)
 PNC Funding
                                                             $                     $
  5.75%; 08/01/06                                               100,000                108,874
 SunTrust Banks
  5.05%; 07/01/07                                                35,000                 37,756
 Wachovia
  5.63%; 12/15/08                                               100,000                111,390
 Wells Fargo
  5.13%; 02/15/07                                               100,000                108,290
                                                                                       639,072
RESEARCH & DEVELOPMENT (0.03%)
 Science Applications International
  7.13%; 07/01/32                                                25,000                 28,925
RETAIL-DISCOUNT (0.12%)
 Target
  5.38%; 06/15/09                                                60,000                 65,042
  5.88%; 03/01/12                                                 5,000                  5,456
 Wal-Mart Stores
  4.38%; 07/12/07                                                35,000                 37,003
                                                                                       107,501
RETAIL-DRUG STORE (0.05%)
 CVS /2/
  7.77%; 01/10/12                                                38,265                 42,826
RETAIL-REGIONAL DEPARTMENT STORE (0.01%)
 Kohl's
  6.00%; 01/15/33                                                10,000                 10,222
RETAIL-RESTAURANTS (0.06%)
 Yum! Brands
  7.70%; 07/01/12                                                50,000                 55,625
SATELLITE TELECOM (0.05%)
 Echostar DBS
  10.38%; 10/01/07                                               40,000                 44,800
SAVINGS & LOANS-THRIFTS (0.10%)
 Washington Mutual
  3.97%; 03/25/33                                                72,000                 72,739
  5.50%; 01/15/13                                                15,000                 15,927
                                                                                        88,666
SOVEREIGN (0.39%)
 Chile Government
  5.50%; 01/15/13                                                10,000                 10,238
 Finland Government
  4.75%; 03/06/07                                                50,000                 53,812
 Italy Government
  5.63%; 06/15/12                                                50,000                 55,553
 Mexico Government
  8.30%; 08/15/31                                                25,000                 28,287
  8.38%; 01/14/11                                               140,000                166,950
 Poland Government
  6.25%; 07/03/12                                                30,000                 33,450
                                                                                       348,290
SUPRANATIONAL BANK (0.22%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                                65,000                 68,482
                                                             Principal
                                                               Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SUPRANATIONAL BANK (CONTINUED)
 Corp Andina de Fomento (continued)
                                                             $                     $
  6.88%; 03/15/12                                                20,000                 21,315
 European Investment Bank
  4.63%; 03/01/07                                                50,000                 53,248
 Inter-American Development Bank
  3.38%; 03/17/08                                                50,000                 50,717
                                                                                       193,762
TELECOMMUNICATION SERVICES (0.22%)
 Citizens Communications
  6.38%; 08/15/04                                               115,000                120,414
  7.63%; 08/15/08                                                30,000                 35,051
 MasTec
  7.75%; 02/01/08                                                45,000                 39,150
                                                                                       194,615
TELEPHONE-INTEGRATED (0.81%)
 ALLTEL
  7.00%; 07/01/12                                                40,000                 47,302
  7.88%; 07/01/32                                                 5,000                  6,528
 AT&T
  6.00%; 03/15/09                                                20,000                 20,526
 BellSouth
  6.88%; 10/15/31                                                25,000                 29,118
 British Telecommunications
  7.88%; 12/15/05                                               150,000                170,043
 Deutsche Telekom International Finance
  8.25%; 06/15/05                                                40,000                 44,436
  8.50%; 06/15/10                                                35,000                 42,187
 France Telecom
  9.25%; 03/01/11                                                70,000                 85,607
 SBC Communications
  5.88%; 08/15/12                                                30,000                 32,960
 Sprint Capital
  6.00%; 01/15/07                                                40,000                 40,800
  6.13%; 11/15/08                                                35,000                 35,700
  6.90%; 05/01/19                                                 5,000                  4,775
 Telefonica Europe
  7.75%; 09/15/10                                                50,000                 60,159
 Telefonos de Mexico
  8.25%; 01/26/06                                               100,000                111,375
                                                                                       731,516
TEXTILE-HOME FURNISHINGS (0.04%)
 Mohawk Industries
  6.50%; 04/15/07                                                30,000                 33,158
TOOLS-HAND HELD (0.02%)
 Stanley Works /2/
  4.90%; 11/01/12                                                20,000                 20,365
TRANSPORT-RAIL (0.23%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                                15,000                 18,901
 Canadian National Railway
  4.40%; 03/15/13                                                25,000                 24,590
 Canadian Pacific Railway
  5.75%; 03/15/33                                                15,000                 14,982
                                                             Principal
                                                               Amount                 Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
 CSX
                                                             $                     $
  6.25%; 10/15/08                                                65,000                 72,628
 Union Pacific
  5.75%; 10/15/07                                                70,000                 76,441
                                                                                       207,542
                                                           TOTAL BONDS              17,173,963

                                                             Principal
      Type            Rate             Maturity                Amount                 Value
------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (5.64%)
                                                             $                     $
FHLMC /4/         5.00%         12/01/17 - 05/01/33             990,547              1,009,530
FHLMC /4/         5.50%         03/01/33 - 06/01/33           1,074,274              1,100,580
FHLMC             6.00%         01/01/29                        449,758                468,941
FHLMC             6.50%         12/01/20 - 07/01/31           1,047,615              1,095,295
FHLMC             7.00%         12/01/27 - 09/01/31             497,420                525,413
FHLMC             7.50%         10/01/30 - 01/01/31             366,400                391,065
FHLMC             8.00%         12/01/30 - 02/01/31             441,486                476,627
                                              TOTAL FHLMC CERTIFICATES               5,067,451

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (4.43%)
FNMA              5.00%         03/01/18                        124,449                128,591
FNMA              5.50%         06/01/31 - 01/01/33             765,409                787,707
FNMA              6.00%         06/01/06 - 03/01/32           1,197,814              1,263,035
FNMA              6.50%         01/01/04 - 10/01/31           1,158,762              1,218,010
FNMA              7.00%         02/01/32                        298,068                314,931
FNMA              7.25%         01/15/10 - 05/15/30             215,000                265,797
                                               TOTAL FNMA CERTIFICATES               3,978,071

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (2.59%)
GNMA I            6.00%         06/15/32                        170,121                178,187
GNMA I            6.50%         05/15/32                        594,235                624,880
GNMA I            7.00%         10/15/29 - 02/15/32             836,340                887,407
GNMA II           6.00%         06/20/26 - 06/20/27             606,798                636,023
                                               TOTAL GNMA CERTIFICATES               2,326,497






                                                             Principal
                                                               Amount                 Value
------------------------------------------------------------------------------------------------------
TREASURY BONDS (2.90%)
 U.S. Treasury
                                                             $                     $
  4.75%; 11/15/08                                               125,000                135,923
  4.88%; 02/15/12                                                55,000                 59,628
  5.00%; 08/15/11                                               150,000                164,250
  5.38%; 02/15/31                                                50,000                 54,559
  5.63%; 05/15/08                                               300,000                338,777
  6.25%; 05/15/30                                               265,000                319,315
  7.13%; 02/15/23                                               240,000                311,381
  7.50%; 11/15/16                                               265,000                348,972
  8.00%; 11/15/21                                               285,000                399,790
 U.S. Treasury Strip /1/
  0.00%; 02/15/15                                               800,000                471,789
                                                  TOTAL TREASURY BONDS               2,604,384

                                                             Principal
                                                               Amount                 Value
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.88%)
DIVERSIFIED FINANCIAL SERVICES (2.88%)
 Investment in Joint Trading Account; General Electric
  Capital
  1.35%; 05/01/03                                             2,592,451              2,592,451
                                                TOTAL COMMERCIAL PAPER               2,592,451

                                                               Shares
                                                                Held                  Value
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.16%)
 Lehman Brothers; 1.33%; 05/01/03 (collateralized by                               $
  FHLBC; $149,323; 02/13/04) /5/                                146,395                146,395
                                           TOTAL REPURCHASE AGREEMENTS                 146,395
                                                                                   -----------

                                 TOTAL PORTFOLIO INVESTMENTS (101.48%)              91,191,602
LIABILITIES, NET OF CASH AND RECEIVABLES (-1.48%)                                   (1,332,934)
                                            TOTAL NET ASSETS (100.00%)             $89,858,668
                                                                                   --------------

 See accompanying notes.

/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $835,338 or 0.93% of net assets.
/3 /Variable rate.
/4 /Security or a portion of the security was purchased in a "to-be-announced"
  (TBA) transaction. See Notes to Financial Statements.
/5 /Security was purchased with the cash proceeds from securities loans.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL CAPITAL VALUE FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held                    Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (98.79%)
AEROSPACE & DEFENSE EQUIPMENT (1.17%)
                                                                          $
 Lockheed Martin                                        36,950               1,849,347
 United Technologies                                    38,770               2,396,374
                                                                             4,245,721
APPAREL MANUFACTURERS (0.25%)
 Jones Apparel Group /1/                                31,190                 889,539
APPLICATIONS SOFTWARE (1.16%)
 Citrix Systems /1/                                    146,800               2,783,328
 Intuit /1/                                             36,540               1,417,021
                                                                             4,200,349
AUTO-CARS & LIGHT TRUCKS (1.20%)
 Ford Motor                                            423,500               4,362,050
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.28%)
 Paccar                                                 79,600               4,649,436
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.34%)
 Lear /1/                                               31,330               1,245,054
BREWERY (1.24%)
 Anheuser-Busch                                         90,200               4,499,176
BROADCASTING SERVICES & PROGRAMMING (1.20%)
 Fox Entertainment Group /1/                           171,500               4,356,100
BUILDING-RESIDENTIAL & COMMERCIAL (1.11%)
 Lennar                                                 67,310               3,650,894
 Lennar                                                  6,731                 360,445
                                                                             4,011,339
CABLE TV (0.40%)
 Comcast /1/                                            45,500               1,451,905
CHEMICALS-DIVERSIFIED (1.58%)
 E. I. Du Pont de Nemours                               85,454               3,634,359
 Hercules /1/                                          207,200               2,103,080
                                                                             5,737,439
CHEMICALS-SPECIALTY (0.55%)
 Sigma-Aldrich                                          39,800               1,982,836
COMMERCIAL BANKS (3.04%)
 Bank of Hawaii                                         32,400               1,067,904
 City National                                          24,020                 988,903
 First Tennessee National                               90,980               3,984,924
 North Fork Bancorp.                                    54,240               1,755,207
 UnionBanCal                                            80,430               3,249,372
                                                                            11,046,310
COMPUTER SERVICES (0.88%)
 Computer Sciences /1/                                  97,030               3,197,139
COMPUTERS (2.67%)
 Hewlett-Packard                                       383,870               6,257,081
 International Business Machines                        40,340               3,424,866
                                                                             9,681,947
COMPUTERS-MEMORY DEVICES (0.39%)
 Veritas Software /1/                                   63,600               1,399,836
CONSUMER PRODUCTS-MISCELLANEOUS (0.31%)
 Fortune Brands                                         23,570               1,140,788
                                                     Shares
                                                      Held                    Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS-METAL & GLASS (1.17%)
                                                                          $
 Ball                                                   75,400               4,234,464
CONTAINERS-PAPER & PLASTIC (0.47%)
 Pactiv /1/                                             83,340               1,710,137
COSMETICS & TOILETRIES (1.78%)
 Procter & Gamble                                       72,060               6,474,591
DIVERSIFIED FINANCIAL SERVICES (3.01%)
 Citigroup                                             278,466              10,929,791
DIVERSIFIED MANUFACTURING OPERATIONS (0.32%)
 Illinois Tool Works                                    18,300               1,170,834
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.47%)
 Viad                                                   85,000               1,709,350
ELECTRIC-INTEGRATED (5.22%)
 Edison International /1/                              303,700               4,430,983
 Entergy                                                96,140               4,481,085
 Exelon                                                 92,500               4,906,200
 PPL                                                   142,100               5,144,020
                                                                            18,962,288
ELECTRONICS-MILITARY (0.30%)
 L-3 Communications Holdings /1/                        24,820               1,102,008
ENTERPRISE SOFTWARE & SERVICE (0.71%)
 Computer Associates International                     159,250               2,586,220
FINANCE-INVESTMENT BANKER & BROKER (4.27%)
 Bear Stearns                                           76,900               5,139,996
 Goldman Sachs Group                                    57,600               4,371,840
 Morgan Stanley                                        133,800               5,987,550
                                                                            15,499,386
FINANCIAL GUARANTEE INSURANCE (0.79%)
 Ambac Financial Group                                  48,920               2,854,482
FOOD-MISCELLANEOUS/DIVERSIFIED (1.23%)
 ConAgra Foods                                         213,100               4,475,100
HEALTH CARE COST CONTAINMENT (0.59%)
 McKesson                                               77,500               2,149,850
HOME DECORATION PRODUCTS (1.54%)
 Newell Rubbermaid                                     184,000               5,608,320
INTERNET SECURITY (0.74%)
 CheckFree /1/                                          97,300               2,682,561
LIFE & HEALTH INSURANCE (1.44%)
 John Hancock Financial Services                       180,020               5,224,180
MEDICAL STERILIZATION PRODUCT (0.33%)
 Steris /1/                                             53,010               1,203,327
MEDICAL-DRUGS (0.64%)
 Merck                                                  40,000               2,327,200
MEDICAL-HMO (1.33%)
 Aetna                                                  97,290               4,845,042
                                                     Shares
                                                      Held                    Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PROCESSORS & FABRICATION (1.36%)
                                                                          $
 Timken                                                278,300               4,925,910
MISCELLANEOUS INVESTING (1.94%)
 Annaly Mortgage Management                            145,530               2,765,070
 Simon Property Group                                  116,500               4,277,880
                                                                             7,042,950
MONEY CENTER BANKS (3.67%)
 Bank of America                                       160,690              11,899,092
 JP Morgan Chase                                        48,200               1,414,670
                                                                            13,313,762
MULTI-LINE INSURANCE (4.59%)
 Allstate                                              178,500               6,745,515
 American International Group                           42,400               2,457,080
 MetLife                                               137,340               3,945,778
 Old Republic International                            115,420               3,531,852
                                                                            16,680,225
MULTIMEDIA (3.89%)
 Belo                                                  110,970               2,497,935
 Gannett                                                69,100               5,232,252
 Viacom /1/                                            147,534               6,404,451
                                                                            14,134,638
NETWORKING PRODUCTS (1.26%)
 Emulex /1/                                            222,700               4,563,123
OFFICE AUTOMATION & EQUIPMENT (0.49%)
 Ikon Office Solutions                                 230,040               1,785,110
OIL COMPANY-EXPLORATION & PRODUCTION (1.82%)
 Anadarko Petroleum                                     25,000               1,110,000
 Apache                                                 75,038               4,295,925
 Burlington Resources                                   25,950               1,201,745
                                                                             6,607,670
OIL COMPANY-INTEGRATED (8.62%)
 ChevronTexaco                                          42,660               2,679,475
 ConocoPhillips                                         64,200               3,229,260
 Exxon Mobil                                           596,516              20,997,363
 Occidental Petroleum                                  147,180               4,393,323
                                                                            31,299,421
PHOTO EQUIPMENT & SUPPLIES (0.54%)
 Eastman Kodak                                          65,220               1,950,730
PIPELINES (0.38%)
 Questar                                                46,000               1,389,200
PROPERTY & CASUALTY INSURANCE (1.69%)
 Fidelity National Financial                           107,610               3,701,784
 Travelers Property Casualty                           150,380               2,443,675
                                                                             6,145,459
PUBLISHING-NEWSPAPERS (0.83%)
 Tribune                                                61,560               3,015,209
RADIO (0.56%)
 Emmis Communications /1/                              107,500               2,039,275
REGIONAL BANKS (6.57%)
 U.S. Bancorp                                          322,250               7,137,838
 Wachovia                                              209,700               8,012,637
                                                     Shares
                                                      Held                    Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                          $
 Wells Fargo                                           180,381               8,705,187
                                                                            23,855,662
RETAIL-COMPUTER EQUIPMENT (0.57%)
 GameStop /1/                                          173,121               2,068,796
RETAIL-DRUG STORE (0.89%)
 CVS                                                   134,020               3,244,624
RETAIL-MAJOR DEPARTMENT STORE (1.13%)
 J.C. Penney                                           241,100               4,113,166
SAVINGS & LOANS-THRIFTS (1.94%)
 Washington Mutual                                     177,924               7,027,998
STEEL-PRODUCERS (0.61%)
 United States Steel                                   155,700               2,229,624
TELECOMMUNICATION EQUIPMENT (0.95%)
 Andrew /1/                                            448,800               3,442,296
TELEPHONE-INTEGRATED (6.05%)
 Alltel                                                 24,800               1,162,128
 AT&T                                                  160,000               2,728,000
 BellSouth                                              97,400               2,482,726
 CenturyTel                                             53,600               1,578,520
 SBC Communications                                    142,210               3,322,025
 Sprint                                                419,580               4,829,366
 Verizon Communications                                157,202               5,876,211
                                                                            21,978,976
TOOLS-HAND HELD (0.45%)
 Black & Decker                                         39,690               1,637,213
TRANSPORT-RAIL (1.37%)
 Union Pacific                                          83,500               4,969,920
TRANSPORT-SERVICES (1.50%)
 FedEx                                                  91,000               5,449,080
                                          TOTAL COMMON STOCKS              358,756,132

                                                    Principal
                                                     Amount                   Value
----------------------------------------------------------------------------------------------
BONDS (1.20%)
FINANCE-INVESTMENT BANKER & BROKER (0.54%)
 Goldman Sachs Group /2/ /3/
                                                   $                      $
  1.39%; 10/02/03                                      700,000                 700,000
 Lehman Brothers Holdings /3/
  2.02%; 07/15/03                                    1,275,349               1,275,349
                                                                             1,975,349
MONEY CENTER BANKS (0.66%)
 Bank of America /2/ /3/
  1.35%; 07/07/03                                    1,125,000               1,125,185
                                                    Principal
                                                     Amount                   Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
 JP Morgan Chase /2/ /3/
                                                   $                      $
  1.44%; 05/01/03                                    1,250,000               1,250,000
                                                                             2,375,185
                                                  TOTAL BONDS                4,350,534

                                                    Principal
                                                     Amount                   Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.18%)
DIVERSIFIED FINANCIAL SERVICES (1.18%)
 Investment in Joint Trading Account;
  General Electric Capital
  1.35%; 05/01/03                                  $ 4,278,078            $  4,278,078
                                       TOTAL COMMERCIAL PAPER                4,278,078

                                                    Principal
                                                     Amount                   Value
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.93%)
 Barclays Capital; 1.28%; 05/01/03
  (collateralized by Treasury Bill;                                       $
  $208,080; 10/02/03) /3/                          $   204,000                 204,000
 Citigroup Global Markets Holdings; 1.33%;
  05/01/03 (collateralized by GNMAs;
  $2,496,539; 06/15/28 - 05/15/32) /3/               2,461,000               2,461,000
 UBS Warburg; 1.29%; 05/01/03
  (collateralized by Treasury Bonds;
  $743,582; 11/15/13 - 02/15/31) /3/                   729,000                 729,000
                                  TOTAL REPURCHASE AGREEMENTS                3,394,000
                                                                          ------------

                        TOTAL PORTFOLIO INVESTMENTS (102.10%)              370,778,744
LIABILITIES, NET OF CASH , RECEIVABLES AND OTHER ASSETS
 (-2.10%)                                                                   (7,643,299)
                                   TOTAL NET ASSETS (100.00%)             $363,135,445
                                                                          ---------------



/1 /Non-income producing security.
/2 /Variable rate.
/3 /Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL GROWTH FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                        Shares
                                                         Held                    Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (98.46%)
APPLICATIONS SOFTWARE (4.79%)
                                                                             $
 Microsoft                                                484,120              12,378,948
 Siebel Systems /1/                                       122,130               1,058,867
                                                                               13,437,815
BREWERY (1.01%)
 Anheuser-Busch                                            57,030               2,844,656
CABLE TV (1.69%)
 Comcast /1/                                              157,730               4,741,364
COMMERCIAL SERVICE-FINANCE (3.64%)
 H&R Block                                                 54,370               2,099,769
 Paychex                                                  260,360               8,107,611
                                                                               10,207,380
COMPUTERS-MEMORY DEVICES (1.51%)
 Veritas Software /1/                                     192,740               4,242,207
COSMETICS & TOILETRIES (3.15%)
 Alberto-Culver                                            43,000               2,119,040
 Alberto-Culver                                             6,600                 314,688
 Colgate-Palmolive                                         37,530               2,145,590
 Procter & Gamble                                          47,330               4,252,601
                                                                                8,831,919
DATA PROCESSING & MANAGEMENT (0.26%)
 Automatic Data Processing                                 21,870                 735,488
DISTRIBUTION-WHOLESALE (0.43%)
 Fastenal                                                  34,850               1,205,462
DIVERSIFIED FINANCIAL SERVICES (1.41%)
 Citigroup                                                100,983               3,963,583
DIVERSIFIED MANUFACTURING OPERATIONS (7.00%)
 3M                                                        41,220               5,195,369
 General Electric                                         380,450              11,204,253
 Illinois Tool Works                                       50,730               3,245,705
                                                                               19,645,327
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.75%)
 Intel                                                    144,990               2,667,816
 Texas Instruments                                        121,700               2,250,233
                                                                                4,918,049
ENTERPRISE SOFTWARE & SERVICE (1.71%)
 BEA Systems /1/                                          307,000               3,287,970
 Peoplesoft /1/                                           100,400               1,509,012
                                                                                4,796,982
FIDUCIARY BANKS (0.47%)
 State Street                                              37,230               1,304,167
FINANCE-INVESTMENT BANKER & BROKER (0.91%)
 Morgan Stanley                                            56,810               2,542,247
FINANCE-MORTGAGE LOAN/BANKER (1.82%)
 Federal National Mortgage Association                     70,610               5,111,458
                                                        Shares
                                                         Held                    Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
                                                                             $
 Ocean West Holding                                           100                      10
                                                                                5,111,468
FOOD-CONFECTIONERY (1.53%)
 Wm. Wrigley Jr.                                           75,690               4,292,380
FOOD-MISCELLANEOUS/DIVERSIFIED (0.72%)
 McCormick                                                 81,650               2,024,103
FOOD-RETAIL (2.56%)
 Whole Foods Market /1/                                   120,800               7,170,688
FOOD-WHOLESALE & DISTRIBUTION (2.36%)
 Sysco                                                    230,860               6,632,608
INTERNET SECURITY (2.37%)
 Symantec /1/                                             151,500               6,658,425
MEDICAL INSTRUMENTS (7.13%)
 Biomet                                                    77,300               2,354,558
 Medtronic                                                221,070              10,553,882
 St. Jude Medical /1/                                     135,230               7,094,166
                                                                               20,002,606
MEDICAL PRODUCTS (7.43%)
 Becton Dickinson                                         116,740               4,132,596
 Johnson & Johnson                                        296,690              16,721,448
                                                                               20,854,044
MEDICAL-DRUGS (7.00%)
 Forest Laboratories /1/                                  112,050               5,795,226
 Pfizer                                                   450,661              13,857,826
                                                                               19,653,052
MEDICAL-HMO (2.74%)
 UnitedHealth Group                                        83,330               7,677,193
MEDICAL-WHOLESALE DRUG DISTRIBUTION (2.82%)
 Cardinal Health                                          142,860               7,897,301
MOTORCYCLE & MOTOR SCOOTER (2.12%)
 Harley-Davidson                                          133,800               5,946,072
MULTI-LINE INSURANCE (1.94%)
 American International Group                              94,130               5,454,833
NETWORKING PRODUCTS (4.43%)
 Cisco Systems /1/                                        825,840              12,420,634
OIL COMPANY-INTEGRATED (1.45%)
 Exxon Mobil                                              115,150               4,053,280
REGIONAL BANKS (1.72%)
 Fifth Third Bancorp                                       97,900               4,825,491
                                                        Shares
                                                         Held                    Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-ARTS & CRAFTS (1.34%)
                                                                             $
 Michaels Stores /1/                                      120,050               3,750,362
RETAIL-BEDDING (4.40%)
 Bed Bath & Beyond /1/                                    312,140              12,332,651
RETAIL-DISCOUNT (3.56%)
 Wal-Mart Stores                                          177,520               9,997,926
RETAIL-DRUG STORE (0.28%)
 Walgreen                                                  25,510                 787,239
RETAIL-JEWELRY (0.42%)
 Tiffany                                                   42,930               1,190,878
RETAIL-REGIONAL DEPARTMENT STORE (1.74%)
 Kohls /1/                                                 86,101               4,890,537
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (5.72%)
 Linear Technology                                        242,300               8,352,081
 Maxim Integrated Products                                196,000               7,700,840
                                                                               16,052,921
SEMICONDUCTOR EQUIPMENT (1.13%)
 Applied Materials /1/                                    217,830               3,180,318
                                             TOTAL COMMON STOCKS              276,273,656

                                                      Principal
                                                        Amount                   Value
-------------------------------------------------------------------------------------------------
BONDS (0.29%)
FINANCE-INVESTMENT BANKER & BROKER (0.15%)
 Goldman Sachs Group /2/ /3/
                                                     $                       $
  1.39%; 10/02/03                                         200,000                 200,000
 Lehman Brothers Holdings /3/
  2.02%; 07/15/03                                         204,055                 204,055
                                                                                  404,055
MONEY CENTER BANKS (0.14%)
 Bank of America /2/ /3/
  1.35%; 07/07/03                                         200,000                 200,033
 JP Morgan Chase /2/ /3/
  1.44%; 05/01/03                                         200,000                 200,000
                                                                                  400,033
                                                     TOTAL BONDS                  804,088

                                                      Principal
                                                        Amount                   Value
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.61%)
DIVERSIFIED FINANCIAL SERVICES (1.61%)
 Investment in Joint Trading Account; General
  Electric Capital
                                                     $                       $
  1.35%; 05/01/03                                       4,510,453               4,510,453
                                          TOTAL COMMERCIAL PAPER                4,510,453

                                                      Principal
                                                        Amount                   Value
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (4.80%)
 Citigroup Global Markets Holdings; 1.33%;
  05/01/03 (collateralized by GNMAs;                                         $
  $13,661,474; 06/15/28 - 05/15/32) /3/              $ 13,467,000              13,467,000
                                     TOTAL REPURCHASE AGREEMENTS               13,467,000
                                                                             ------------

                           TOTAL PORTFOLIO INVESTMENTS (105.16%)              295,055,197
LIABILITIES, NET OF CASH, RECEIVABLES AND
 OTHER ASSETS (-5.16%)                                                        (14,474,272)
                                      TOTAL NET ASSETS (100.00%)             $280,580,925
                                                                             ---------------

1    Non-income producing security.
2    Variable rate.
3    Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                   PRINCIPAL LARGECAP STOCK INDEX FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (96.39)
ADVERTISING AGENCIES (0.18%)
                                                                           $
 Interpublic Group                                        1,909                21,762
 Omnicom Group                                              931                57,629
                                                                               79,391
AEROSPACE & DEFENSE (0.62%)
 Boeing                                                   4,161               113,512
 Northrop Grumman                                           904                79,507
 Raytheon                                                 2,009                60,129
 Rockwell Collins                                           889                19,007
                                                                              272,155
AEROSPACE & DEFENSE EQUIPMENT (0.75%)
 General Dynamics                                           995                61,760
 Goodrich                                                   582                 8,189
 Lockheed Martin                                          2,256               112,913
 United Technologies                                      2,329               143,955
                                                                              326,817
AGRICULTURAL OPERATIONS (0.05%)
 Monsanto                                                 1,294                22,516
AIRLINES (0.16%)
 Delta Air Lines                                            610                 7,802
 Southwest Airlines                                       3,835                61,206
                                                                               69,008
APPAREL MANUFACTURERS (0.13%)
 Jones Apparel Group /1/                                    638                18,196
 Liz Claiborne                                              529                17,208
 VF                                                         538                21,165
                                                                               56,569
APPLIANCES (0.06%)
 Maytag                                                     386                 8,044
 Whirlpool                                                  338                18,080
                                                                               26,124
APPLICATIONS SOFTWARE (3.34%)
 Citrix Systems /1/                                         847                16,059
 Compuware /1/                                            1,872                 8,218
 Intuit /1/                                               1,018                39,478
 Mercury Interactive /1/                                    418                14,187
 Microsoft                                               52,985             1,354,827
 Parametric Technology /1/                                1,300                 4,290
 Siebel Systems /1/                                       2,399                20,799
                                                                            1,457,858
ATHLETIC FOOTWEAR (0.18%)
 Nike                                                     1,309                70,071
 Reebok International /1/                                   297                 9,225
                                                                               79,296
AUTO-CARS & LIGHT TRUCKS (0.44%)
 Ford Motor                                               9,086                93,586
 General Motors                                           2,775               100,039
                                                                              193,625
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.10%)
 Navistar International /1/                                 338                 9,430
 Paccar                                                     574                33,527
                                                                               42,957
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.08%)
                                                                           $
 Dana                                                       736                 6,838
 Delphi Automotive Systems                                2,770                23,268
 Visteon                                                    639                 4,479
                                                                               34,585
BEVERAGES-NON-ALCOHOLIC (2.15%)
 Coca-Cola                                               12,275               495,910
 Coca-Cola Enterprises                                    2,225                43,365
 Pepsi Bottling Group                                     1,389                28,530
 Pepsico                                                  8,551               370,088
                                                                              937,893
BEVERAGES-WINE & SPIRITS (0.05%)
 Brown-Forman                                               299                22,885
BREWERY (0.51%)
 Adolph Coors                                               180                 9,635
 Anheuser-Busch                                           4,238               211,392
                                                                              221,027
BROADCASTING SERVICES & PROGRAMMING (0.27%)
 Clear Channel Communications /1/                         3,034               118,660
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.16%)
 Masco                                                    2,436                51,326
 Vulcan Materials                                           502                17,555
                                                                               68,881
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 American Standard /1/                                      358                25,486
BUILDING-MAINTENANCE & SERVICE (0.08%)
 Ecolab                                                     644                32,902
BUILDING-RESIDENTIAL & COMMERCIAL (0.11%)
 Centex                                                     305                20,136
 KB Home                                                    237                11,677
 Pulte                                                      303                17,571
                                                                               49,384
CABLE TV (0.83%)
 Comcast /1/                                             11,427               364,636
CASINO HOTELS (0.05%)
 Harrah's Entertainment /1/                                 553                21,783
CASINO SERVICES (0.08%)
 International Game Technology /1/                          420                36,246
CELLULAR TELECOMMUNICATIONS (0.37%)
 AT&T Wireless Services /1/                              13,413                86,648
 Nextel Communications /1/                                5,098                75,399
                                                                              162,047
CHEMICALS-DIVERSIFIED (1.00%)
 Dow Chemical                                             4,511               147,239
 E. I. Du Pont de Nemours                                 4,925               209,460
 Hercules /1/                                               540                 5,481
 PPG Industries                                             839                40,700
 Rohm & Haas                                              1,095                36,256
                                                                              439,136
CHEMICALS-SPECIALTY (0.12%)
 Eastman Chemical                                           382                11,662
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                           $
 Engelhard                                                  632                15,516
 Great Lakes Chemical                                       248                 6,091
 Sigma-Aldrich                                              355                17,686
                                                                               50,955
CIRCUIT BOARDS (0.04%)
 Jabil Circuit /1/                                          981                18,345
COATINGS & PAINT (0.05%)
 Sherwin-Williams                                           742                20,687
COMMERCIAL BANKS (0.76%)
 Amsouth Bancorp                                          1,759                37,027
 BB&T                                                     2,331                75,991
 First Tennessee National                                   622                27,244
 Marshall & Ilsley                                        1,081                31,803
 North Fork Bancorp.                                        799                25,856
 Regions Financial                                        1,095                36,912
 SouthTrust                                               1,710                45,932
 Synovus Financial                                        1,508                29,361
 Zions Bancorp                                              450                22,171
                                                                              332,297
COMMERCIAL SERVICE-FINANCE (0.44%)
 Concord EFS /1/                                          2,519                34,838
 Deluxe                                                     281                12,367
 Equifax                                                    704                16,326
 H&R Block                                                  885                34,178
 Moody's                                                    748                36,121
 Paychex                                                  1,863                58,014
                                                                              191,844
COMMERCIAL SERVICES (0.05%)
 Convergys /1/                                              859                13,933
 Quintiles Transnational /1/                                584                 8,205
                                                                               22,138
COMPUTER AIDED DESIGN (0.02%)
 Autodesk                                                   561                 8,729
COMPUTER SERVICES (0.28%)
 Computer Sciences /1/                                      927                30,544
 Electronic Data Systems                                  2,359                42,816
 Sungard Data Systems /1/                                 1,402                30,143
 Unisys /1/                                               1,615                16,796
                                                                              120,299
COMPUTERS (3.22%)
 Apple Computer /1/                                       1,785                25,347
 Dell Computer /1/                                       12,770               369,181
 Gateway /1/                                              1,604                 4,619
 Hewlett-Packard                                         15,113               246,342
 International Business Machines                          8,368               710,443
 Sun Microsystems /1/                                    15,819                52,203
                                                                            1,408,135
COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 NCR /1/                                                    483                10,587
COMPUTERS-MEMORY DEVICES (0.33%)
 EMC /1/                                                 10,892                99,008
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
                                                                           $
 Veritas Software /1/                                     2,038                44,857
                                                                              143,865
COMPUTERS-PERIPHERAL EQUIPMENT (0.11%)
 Lexmark International /1/                                  623                46,420
CONSUMER PRODUCTS-MISCELLANEOUS (0.21%)
 American Greetings /1/                                     326                 4,746
 Clorox                                                   1,089                49,244
 Fortune Brands                                             739                35,768
 Tupperware                                                 288                 3,992
                                                                               93,750
CONTAINERS-METAL & GLASS (0.04%)
 Ball                                                       281                15,781
CONTAINERS-PAPER & PLASTIC (0.10%)
 Bemis                                                      262                11,963
 Pactiv /1/                                                 784                16,087
 Sealed Air /1/                                             415                17,783
                                                                               45,833
COSMETICS & TOILETRIES (2.54%)
 Alberto-Culver                                             289                14,242
 Avon Products                                            1,165                67,768
 Colgate-Palmolive                                        2,665               152,358
 Gillette                                                 5,170               157,427
 International Flavors & Fragrances                         467                14,841
 Kimberly-Clark                                           2,546               126,714
 Procter & Gamble                                         6,401               575,130
                                                                            1,108,480
CRUISE LINES (0.20%)
 Carnival                                                 3,121                86,108
DATA PROCESSING & MANAGEMENT (0.63%)
 Automatic Data Processing                                2,968                99,814
 First Data                                               3,724               146,092
 Fiserv /1/                                                 947                27,880
                                                                              273,786
DISPOSABLE MEDICAL PRODUCTS (0.04%)
 C.R. Bard                                                  255                16,162
DISTRIBUTION-WHOLESALE (0.11%)
 Genuine Parts                                              865                27,654
 W.W. Grainger                                              452                20,860
                                                                               48,514
DIVERSIFIED FINANCIAL SERVICES (2.29%)
 Citigroup                                               25,453               999,030
DIVERSIFIED MANUFACTURING OPERATIONS (5.02%)
 3M                                                       1,932               243,509
 Cooper Industries                                          462                17,140
 Crane                                                      294                 5,742
 Danaher                                                    754                52,011
 Eaton                                                      349                28,642
 General Electric /2/                                    49,270             1,451,001
 Honeywell International                                  4,236                99,970
 Illinois Tool Works                                      1,522                97,378
 ITT Industries                                             454                26,468
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                           $
 Textron                                                    673                19,847
 Tyco International                                       9,883               154,175
                                                                            2,195,883
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.17%)
 Cendant /1/                                              5,100                72,828
E-COMMERCE-SERVICES (0.35%)
 eBay /1/                                                 1,529               141,845
 TMP Worldwide /1/                                          550                 9,218
                                                                              151,063
ELECTRIC PRODUCTS-MISCELLANEOUS (0.29%)
 Emerson Electric                                         2,084               105,659
 Molex                                                      949                22,149
                                                                              127,808
ELECTRIC-GENERATION (0.04%)
 AES /1/                                                  2,692                16,179
ELECTRIC-INTEGRATED (2.34%)
 Allegheny Energy                                           622                 5,163
 Ameren                                                     788                32,292
 American Electric Power                                  1,925                50,781
 Centerpoint Energy                                       1,507                11,905
 Cinergy                                                    833                28,439
 CMS Energy                                                 713                 4,442
 Consolidated Edison                                      1,057                41,086
 Constellation Energy Group                                 815                23,863
 Dominion Resources                                       1,521                90,013
 DTE Energy                                                 829                33,425
 Duke Energy                                              4,414                77,642
 Edison International /1/                                 1,613                23,534
 Entergy                                                  1,099                51,224
 Exelon                                                   1,599                84,811
 FirstEnergy                                              1,473                49,684
 FPL Group                                                  903                54,966
 NiSource                                                 1,232                23,285
 PG&E /1/                                                 2,018                30,230
 Pinnacle West Capital                                      447                14,849
 PPL                                                        814                29,467
 Progress Energy                                          1,174                49,050
 Public Service Enterprise Group                          1,101                42,355
 Southern                                                 3,532               102,746
 TECO Energy                                                869                 9,377
 TXU                                                      1,595                31,772
 XCEL Energy                                              1,974                26,688
                                                                            1,023,089
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                              396                 2,317
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.06%)
 Sanmina /1/                                              2,516                12,077
 Solectron /1/                                            4,090                13,047
                                                                               25,124
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.22%)
 Advanced Micro Devices /1/                               1,701                12,655
 Altera /1/                                               1,894                29,944
 Applied Micro Circuits /1/                               1,503                 6,733
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                           $
 Broadcom /1/                                             1,366                24,438
 Intel                                                   32,802               603,557
 LSI Logic /1/                                            1,841                 9,868
 Micron Technology /1/                                    3,008                25,568
 National Semiconductor /1/                                 899                16,838
 Nvidia /1/                                                 780                11,131
 PMC - Sierra /1/                                           829                 6,839
 QLogic /1/                                                 464                20,411
 Texas Instruments                                        8,571               158,478
 Xilinx /1/                                               1,670                45,207
                                                                              971,667
ELECTRONIC CONNECTORS (0.01%)
 Thomas & Betts /1/                                         288                 4,553
ELECTRONIC FORMS (0.09%)
 Adobe Systems                                            1,144                39,537
ELECTRONIC MEASUREMENT INSTRUMENTS (0.10%)
 Agilent Technologies /1/                                 2,312                37,038
 Tektronix /1/                                              428                 8,034
                                                                               45,072
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.03%)
 Fluor                                                      398                13,759
ENGINES-INTERNAL COMBUSTION (0.01%)
 Cummins Engine                                             205                 5,558
ENTERPRISE SOFTWARE & SERVICE (0.92%)
 BMC Software /1/                                         1,155                17,233
 Computer Associates International                        2,845                46,203
 Novell /1/                                               1,823                 5,013
 Oracle /1/                                              26,089               309,937
 Peoplesoft /1/                                           1,549                23,281
                                                                              401,667
ENTERTAINMENT SOFTWARE (0.10%)
 Electronic Arts /1/                                        708                41,963
FIDUCIARY BANKS (0.58%)
 Bank of New York                                         3,794               100,351
 Mellon Financial                                         2,133                56,418
 Northern Trust                                           1,094                38,400
 State Street                                             1,645                57,624
                                                                              252,793
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                       608                12,841
FINANCE-CONSUMER LOANS (0.19%)
 SLM                                                        760                85,120
FINANCE-CREDIT CARD (0.97%)
 American Express                                         6,507               246,355
 Capital One Financial                                    1,098                45,973
 MBNA                                                     6,326               119,561
 Providian Financial /1/                                  1,431                10,547
                                                                              422,436
FINANCE-INVESTMENT BANKER & BROKER (1.60%)
 Bear Stearns                                               491                32,819
 Goldman Sachs Group                                      2,337               177,378
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                           $
 Lehman Brothers Holdings                                 1,201                75,627
 Merrill Lynch                                            4,280               175,694
 Morgan Stanley                                           5,363               239,994
                                                                              701,512
FINANCE-MORTGAGE LOAN/BANKER (1.37%)
 Countrywide Credit Industries                              626                42,318
 Federal Home Loan Mortgage                               3,444               199,407
 Federal National Mortgage Association                    4,926               356,593
                                                                              598,318
FINANCIAL GUARANTEE INSURANCE (0.19%)
 Ambac Financial Group                                      524                30,575
 MBIA                                                       718                32,095
 MGIC Investment                                            497                22,594
                                                                               85,264
FOOD-CONFECTIONERY (0.25%)
 Hershey Foods                                              674                43,978
 Wm. Wrigley Jr.                                          1,115                63,232
                                                                              107,210
FOOD-FLOUR & GRAIN (0.08%)
 Archer-Daniels-Midland                                   3,196                35,412
FOOD-MISCELLANEOUS/DIVERSIFIED (0.88%)
 Campbell Soup                                            2,032                44,765
 ConAgra Foods                                            2,658                55,818
 General Mills                                            1,826                82,371
 H.J. Heinz                                               1,739                51,961
 Kellogg                                                  2,021                66,168
 McCormick                                                  693                17,179
 Sara Lee                                                 3,875                65,023
                                                                              383,285
FOOD-RETAIL (0.31%)
 Albertson's                                              1,877                37,277
 Kroger /1/                                               3,778                54,025
 Safeway /1/                                              2,184                36,298
 Winn-Dixie Stores                                          697                 8,734
                                                                              136,334
FOOD-WHOLESALE & DISTRIBUTION (0.24%)
 Supervalu                                                  662                10,903
 Sysco                                                    3,236                92,970
                                                                              103,873
FORESTRY (0.05%)
 Plum Creek Timber                                          915                21,283
GAS-DISTRIBUTION (0.15%)
 KeySpan                                                    774                26,215
 Nicor                                                      218                 6,553
 Peoples Energy                                             176                 6,838
 Sempra Energy                                            1,020                27,377
                                                                               66,983
GOLD MINING (0.12%)
 Newmont Mining                                           1,989                53,743
HEALTH CARE COST CONTAINMENT (0.09%)
 McKesson                                                 1,441                39,973
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME DECORATION PRODUCTS (0.09%)
                                                                           $
 Newell Rubbermaid                                        1,323                40,325
HOME FURNISHINGS (0.05%)
 Leggett & Platt                                            963                19,886
HOTELS & MOTELS (0.21%)
 Hilton Hotels                                            1,863                24,815
 Marriott International                                   1,157                41,548
 Starwood Hotels & Resorts Worldwide                        989                26,545
                                                                               92,908
HUMAN RESOURCES (0.03%)
 Robert Half International /1/                              858                13,968
IDENTIFICATION SYSTEM-DEVELOPMENT (0.03%)
 Symbol Technologies                                      1,141                12,471
INDEPENDENT POWER PRODUCER (0.04%)
 Calpine /1/                                              1,871                10,047
 Mirant /1/                                               2,000                 6,620
                                                                               16,667
INDUSTRIAL AUTOMATION & ROBOTS (0.05%)
 Rockwell International                                     919                20,953
INDUSTRIAL GASES (0.22%)
 Air Products & Chemicals                                 1,125                48,454
 Praxair                                                    800                46,464
                                                                               94,918
INSTRUMENTS-CONTROLS (0.17%)
 Johnson Controls                                           440                36,186
 Parker Hannifin                                            584                23,757
 Thermo Electron /1/                                        809                14,699
                                                                               74,642
INSTRUMENTS-SCIENTIFIC (0.11%)
 Applied Biosystems Group                                 1,037                18,179
 Millipore /1/                                              239                 8,162
 PerkinElmer                                                625                 6,200
 Waters /1/                                                 639                15,342
                                                                               47,883
INSURANCE BROKERS (0.37%)
 Aon                                                      1,533                33,971
 Marsh & McLennan                                         2,659               126,781
                                                                              160,752
INTERNET BROKERS (0.13%)
 Charles Schwab                                           6,652                57,407
INTERNET SECURITY (0.08%)
 Symantec /1/                                               755                33,182
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.21%)
 Federated Investors                                        566                15,446
 Franklin Resources                                       1,274                44,437
 Janus Capital Group                                      1,101                15,304
 T. Rowe Price Group                                        605                18,465
                                                                               93,652
LEISURE & RECREATION PRODUCTS (0.02%)
 Brunswick                                                  446                 9,736
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (0.60%)
                                                                           $
 Aflac                                                    2,556                83,607
 Jefferson-Pilot                                            710                28,464
 John Hancock Financial Services                          1,426                41,383
 Lincoln National                                           877                28,029
 Principal Financial Group /5/                            1,585                46,123
 Torchmark                                                  586                22,707
 UnumProvident                                            1,196                13,754
                                                                              264,067
LINEN SUPPLY & RELATED ITEMS (0.07%)
 Cintas                                                     843                30,264
MACHINERY-CONSTRUCTION & MINING (0.20%)
 Caterpillar                                              1,704                89,630
MACHINERY-FARM (0.12%)
 Deere                                                    1,185                52,176
MACHINERY-GENERAL INDUSTRY (0.15%)
 Dover                                                    1,002                28,797
 Ingersoll-Rand                                             838                36,939
 McDermott International /1/                                316                 1,027
                                                                               66,763
MEDICAL INFORMATION SYSTEM (0.04%)
 IMS Health                                               1,210                18,634
MEDICAL INSTRUMENTS (1.19%)
 Biomet                                                   1,282                39,050
 Boston Scientific /1/                                    2,019                86,918
 Guidant                                                  1,519                59,226
 Medtronic                                                6,038               288,254
 St. Jude Medical /1/                                       879                46,112
                                                                              519,560
MEDICAL LABORATORY & TESTING SERVICE (0.07%)
 Quest Diagnostics /1/                                      520                31,070
MEDICAL PRODUCTS (2.41%)
 Baxter International                                     2,937                67,551
 Becton Dickinson                                         1,261                44,639
 Johnson & Johnson                                       14,708               828,943
 Stryker                                                    980                65,670
 Zimmer Holdings /1/                                        965                45,259
                                                                            1,052,062
MEDICAL-BIOMEDICAL/GENE (1.14%)
 Amgen /1/                                                6,372               390,667
 Biogen /1/                                                 738                28,037
 Chiron /1/                                                 926                37,809
 Genzyme /1/                                              1,062                42,777
                                                                              499,290
MEDICAL-DRUGS (7.75%)
 Abbott Laboratories                                      7,741               314,517
 Allergan                                                   640                44,960
 Bristol-Myers Squibb                                     9,591               244,954
 Eli Lilly                                                5,562               354,967
 Forest Laboratories /1/                                  1,797                92,941
 King Pharmaceuticals /1/                                 1,192                15,031
 Medimmune /1/                                            1,245                43,911
 Merck                                                   11,118               646,845
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                           $
 Pfizer                                                  39,473             1,213,795
 Schering-Plough                                          7,261               131,424
 Wyeth                                                    6,564               285,731
                                                                            3,389,076
MEDICAL-GENERIC DRUGS (0.04%)
 Watson Pharmaceutical /1/                                  529                15,378
MEDICAL-HMO (0.66%)
 Aetna                                                      745                37,101
 Anthem /1/                                                 700                48,048
 Humana /1/                                                 803                 8,873
 UnitedHealth Group                                       1,507               138,840
 Wellpoint Health Networks /1/                              736                55,892
                                                                              288,754
MEDICAL-HOSPITALS (0.31%)
 HCA                                                      2,541                81,566
 Health Management Associates                             1,182                20,165
 Tenet Healthcare /1/                                     2,344                34,785
                                                                              136,516
MEDICAL-NURSING HOMES (0.02%)
 Manor Care /1/                                             477                 9,278
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.36%)
 AmerisourceBergen                                          546                31,586
 Cardinal Health                                          2,239               123,772
                                                                              155,358
METAL PROCESSORS & FABRICATION (0.01%)
 Worthington Industries                                     425                 5,708
METAL-ALUMINUM (0.22%)
 Alcoa                                                    4,183                95,916
METAL-COPPER (0.03%)
 Phelps Dodge /1/                                           440                13,724
METAL-DIVERSIFIED (0.03%)
 Freeport-McMoran Copper & Gold                             717                12,411
MISCELLANEOUS INVESTING (0.32%)
 Apartment Investment & Management                          464                17,521
 Equity Office Properties Trust                           2,038                52,927
 Equity Residential Properties Trust                      1,341                34,745
 Simon Property Group                                       913                33,525
                                                                              138,718
MONEY CENTER BANKS (1.92%)
 Bank of America                                          7,439               550,858
 JP Morgan Chase                                          9,885               290,125
                                                                              840,983
MOTORCYCLE & MOTOR SCOOTER (0.15%)
 Harley-Davidson                                          1,498                66,571
MULTI-LINE INSURANCE (2.86%)
 Allstate                                                 3,480               131,509
 American International Group                            12,916               748,482
 Cigna                                                      691                36,139
 Cincinnati Financial                                       799                29,443
 Hartford Financial Services                              1,264                51,521
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                           $
 Loews                                                      918                37,886
 MetLife                                                  3,467                99,607
 Prudential Financial                                     2,803                89,612
 Safeco                                                     684                26,341
                                                                            1,250,540
MULTIMEDIA (2.37%)
 AOL Time Warner /1/                                     22,133               302,779
 Gannett                                                  1,323               100,178
 McGraw-Hill                                                959                55,996
 Meredith                                                   246                10,632
 Viacom /1/                                               8,719               378,492
 Walt Disney                                             10,112               188,690
                                                                            1,036,767
NETWORKING PRODUCTS (1.34%)
 Cisco Systems /1/                                       35,213               529,604
 Lucent Technologies /1/                                 19,365                34,857
 Network Appliance /1/                                    1,680                22,310
                                                                              586,771
NON-HAZARDOUS WASTE DISPOSAL (0.17%)
 Allied Waste Industries /1/                              1,035                 8,591
 Waste Management                                         2,946                63,987
                                                                               72,578
OFFICE AUTOMATION & EQUIPMENT (0.18%)
 Pitney Bowes                                             1,171                41,114
 Xerox /1/                                                3,640                35,890
                                                                               77,004
OFFICE SUPPLIES & FORMS (0.07%)
 Avery Dennison                                             544                28,837
OIL & GAS DRILLING (0.20%)
 Nabors Industries /1/                                      716                28,067
 Noble /1/                                                  662                20,489
 Rowan                                                      463                 9,492
 Transocean Sedco Forex /1/                               1,580                30,099
                                                                               88,147
OIL COMPANY-EXPLORATION & PRODUCTION (0.56%)
 Anadarko Petroleum                                       1,231                54,656
 Apache                                                     791                45,285
 Burlington Resources                                       997                46,171
 Devon Energy                                             1,156                54,621
 EOG Resources                                              572                21,381
 Kerr-McGee                                                 497                20,929
                                                                              243,043
OIL COMPANY-INTEGRATED (4.16%)
 Amerada Hess                                               442                19,956
 ChevronTexaco                                            5,289               332,202
 ConocoPhillips                                           3,351               168,555
 Exxon Mobil                                             33,316             1,172,723
 Marathon Oil                                             1,545                35,180
 Occidental Petroleum                                     1,871                55,850
 Unocal                                                   1,277                35,373
                                                                            1,819,839
OIL REFINING & MARKETING (0.06%)
 Ashland                                                    338                10,022
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (CONTINUED)
                                                                           $
 Sunoco                                                     378                14,065
                                                                               24,087
OIL-FIELD SERVICES (0.55%)
 Baker Hughes                                             1,668                46,704
 BJ Services /1/                                            781                28,515
 Halliburton                                              2,161                46,267
 Schlumberger                                             2,882               120,842
                                                                              242,328
OPTICAL SUPPLIES (0.02%)
 Bausch & Lomb                                              264                 9,282
PAPER & RELATED PRODUCTS (0.47%)
 Boise Cascade                                              288                 6,615
 Georgia-Pacific                                          1,238                19,115
 International Paper                                      2,371                84,763
 Louisiana-Pacific /1/                                      518                 4,185
 MeadWestvaco                                               991                23,378
 Temple-Inland                                              266                12,050
 Weyerhaeuser                                             1,084                53,756
                                                                              203,862
PHOTO EQUIPMENT & SUPPLIES (0.10%)
 Eastman Kodak                                            1,445                43,220
PIPELINES (0.17%)
 Dynegy /1/                                               1,839                 8,092
 El Paso                                                  2,966                22,245
 Kinder Morgan                                              604                28,400
 Williams                                                 2,558                17,778
                                                                               76,515
POWER CONVERTER & SUPPLY EQUIPMENT (0.03%)
 American Power Conversion /1/                              971                15,128
PRINTING-COMMERCIAL (0.03%)
 R.R. Donnelley & Sons                                      561                11,310
PROPERTY & CASUALTY INSURANCE (0.77%)
 ACE                                                      1,300                43,004
 Chubb                                                      847                44,798
 Progressive                                              1,078                73,304
 St. Paul                                                 1,121                38,495
 Travelers Property Casualty                              4,981                80,941
 XL Capital                                                 672                55,306
                                                                              335,848
PUBLICLY TRADED INVESTMENT FUND (0.54%)
 iShares S&P 500 Index Fund                               2,550               234,217
PUBLISHING-NEWSPAPERS (0.34%)
 Dow Jones                                                  405                16,038
 Knight Ridder                                              404                26,078
 New York Times                                             749                34,739
 Tribune                                                  1,509                73,911
                                                                              150,766
REGIONAL BANKS (3.96%)
 Bank One                                                 5,763               207,756
 Comerica                                                   865                37,636
 Fifth Third Bancorp                                      2,861               141,019
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                           $
 FleetBoston Financial                                    5,197               137,825
 Huntington Bancshares                                    1,166                22,690
 KeyCorp                                                  2,103                50,703
 National City                                            3,028                90,719
 PNC Financial Services Group                             1,406                61,723
 Suntrust Banks                                           1,398                79,994
 U.S. Bancorp                                             9,484               210,071
 Union Planters                                             981                27,998
 Wachovia                                                 6,735               257,344
 Wells Fargo                                              8,377               404,274
                                                                            1,729,752
RETAIL-APPAREL & SHOE (0.28%)
 Gap                                                      4,376                72,773
 Limited                                                  2,590                37,659
 Nordstrom                                                  670                11,611
                                                                              122,043
RETAIL-AUTO PARTS (0.09%)
 Autozone /1/                                               482                38,950
RETAIL-AUTOMOBILE (0.05%)
 AutoNation /1/                                           1,435                19,875
RETAIL-BEDDING (0.13%)
 Bed Bath & Beyond /1/                                    1,456                57,527
RETAIL-BUILDING PRODUCTS (1.13%)
 Home Depot                                              11,515               323,917
 Lowe's                                                   3,866               169,679
                                                                              493,596
RETAIL-CONSUMER ELECTRONICS (0.18%)
 Best Buy /1/                                             1,593                55,086
 Circuit City Stores                                      1,042                 5,971
 RadioShack                                                 834                19,774
                                                                               80,831
RETAIL-DISCOUNT (3.59%)
 Big Lots /1/                                               575                 7,199
 Costco Wholesale /1/                                     2,257                78,160
 Dollar General                                           1,650                23,991
 Family Dollar Stores                                       851                29,096
 Target                                                   4,499               150,446
 TJX                                                      2,601                50,069
 Wal-Mart Stores                                         21,855             1,230,874
                                                                            1,569,835
RETAIL-DRUG STORE (0.47%)
 CVS                                                      1,945                47,088
 Walgreen                                                 5,074               156,584
                                                                              203,672
RETAIL-JEWELRY (0.05%)
 Tiffany                                                    718                19,917
RETAIL-MAJOR DEPARTMENT STORE (0.22%)
 J.C. Penney                                              1,328                22,656
 May Department Stores                                    1,427                30,852
 Sears Roebuck                                            1,566                44,380
                                                                               97,888
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-OFFICE SUPPLIES (0.15%)
                                                                           $
 Office Depot /1/                                         1,527                19,332
 Staples /1/                                              2,343                44,610
                                                                               63,942
RETAIL-REGIONAL DEPARTMENT STORE (0.30%)
 Dillards                                                   419                 5,857
 Federated Department Stores /1/                            943                28,875
 Kohls /1/                                                1,669                94,799
                                                                              129,531
RETAIL-RESTAURANTS (0.50%)
 Darden Restaurants                                         846                14,814
 McDonald's                                               6,284               107,456
 Starbucks /1/                                            1,919                45,077
 Wendy's International                                      571                16,582
 Yum! Brands /1/                                          1,463                36,136
                                                                              220,065
RETAIL-TOY STORE (0.02%)
 Toys R Us /1/                                            1,052                10,783
RUBBER-TIRES (0.02%)
 Cooper Tire & Rubber                                       364                 5,125
 Goodyear Tire & Rubber                                     868                 4,965
                                                                               10,090
SAVINGS & LOANS-THRIFTS (0.63%)
 Charter One Financial                                    1,119                32,507
 Golden West Financial                                      760                57,319
 Washington Mutual                                        4,687               185,137
                                                                              274,963
SCHOOLS (0.11%)
 Apollo Group /1/                                           863                46,774
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.40%)
 Analog Devices /1/                                       1,803                59,715
 Linear Technology                                        1,549                53,394
 Maxim Integrated Products                                1,600                62,864
                                                                              175,973
SEMICONDUCTOR EQUIPMENT (0.43%)
 Applied Materials /1/                                    8,171               119,296
 Kla-Tencor /1/                                             942                38,622
 Novellus Systems /1/                                       740                20,750
 Teradyne /1/                                               906                10,510
                                                                              189,178
STEEL-PRODUCERS (0.05%)
 Nucor                                                      387                15,809
 United States Steel                                        506                 7,246
                                                                               23,055
STEEL-SPECIALTY (0.00%)
 Allegheny Technologies                                     399                 1,656
TELECOMMUNICATION EQUIPMENT (0.40%)
 ADC Telecommunications /1/                               3,969                 9,478
 Andrew /1/                                                 486                 3,728
 Comverse Technology /1/                                    929                12,142
 Qualcomm                                                 3,906               124,562
 Scientific-Atlanta                                         751                12,204
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                           $
 Tellabs /1/                                              2,040                12,607
                                                                              174,721
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.15%)
 CIENA /1/                                                2,146                10,451
 Corning /1/                                              5,935                32,168
 JDS Uniphase /1/                                         7,008                22,636
                                                                               65,255
TELECOMMUNICATION SERVICES (0.05%)
 Avaya /1/                                                1,845                 7,196
 Citizens Communications /1/                              1,397                15,269
                                                                               22,465
TELEPHONE-INTEGRATED (3.16%)
 Alltel                                                   1,540                72,164
 AT&T                                                     3,814                65,029
 BellSouth                                                9,214               234,865
 CenturyTel                                                 706                20,792
 Qwest Communications International                       8,394                31,645
 SBC Communications                                      16,439               384,015
 Sprint                                                   4,429                50,978
 Sprint PCS /1/                                           4,947                17,314
 Verizon Communications                                  13,545               506,312
                                                                            1,383,114
TELEVISION (0.08%)
 Univision Communications /1/                             1,134                34,337
TOBACCO (0.81%)
 Altria Group                                            10,242               315,044
 RJ Reynolds Tobacco Holdings                               420                11,831
 UST                                                        831                26,035
                                                                              352,910
TOOLS-HAND HELD (0.08%)
 Black & Decker                                             389                16,046
 Snap-On                                                    288                 8,453
 Stanley Works                                              437                10,501
                                                                               35,000
TOYS (0.14%)
 Hasbro                                                     857                13,712
 Mattel                                                   2,165                47,067
                                                                               60,779
TRANSPORT-RAIL (0.46%)
 Burlington Northern Santa Fe                             1,856                52,265
 CSX                                                      1,063                33,995
 Norfolk Southern                                         1,926                40,850
 Union Pacific                                            1,257                74,817
                                                                              201,927
TRANSPORT-SERVICES (0.99%)
 FedEx                                                    1,477                88,443
 United Parcel Service                                    5,564               345,635
                                                                              434,078
TRAVEL SERVICES (0.03%)
 Sabre Holdings                                             706                14,762
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRUCKING & LEASING (0.02%)
                                                                           $
 Ryder System                                               309                 7,676
WEB PORTALS (0.17%)
 Yahoo /1/                                                2,926                72,506
WIRELESS EQUIPMENT (0.21%)
 Motorola                                                11,393                90,119
                                           TOTAL COMMON STOCKS             42,128,950

                                                     Principal
                                                       Amount                Value
--------------------------------------------------------------------------------------------
BONDS (0.69%)
FINANCE-INVESTMENT BANKER & BROKER (0.23%)
 Lehman Brothers Holdings /3/
                                                     $                     $
  2.02%; 07/15/03                                       102,028               102,028
MONEY CENTER BANKS (0.46%)
 Bank of America /3/ /4/
  1.35%; 07/07/03                                       100,000               100,016
 JP Morgan Chase /3/ /4/
  1.44%; 05/01/03                                       100,000               100,000
                                                                              200,016
                                                   TOTAL BONDS                302,044

                                                     Principal
                                                       Amount                Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.55%)
FINANCE-MORTGAGE LOAN/BANKER (3.55%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
  1.25%; 05/01/03                                     1,552,525             1,552,525
                                        TOTAL COMMERCIAL PAPER              1,552,525



                                                      Principal
                                                        Amount                   Value
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.75%)
 Barclays Capital; 1.28%; 05/01/03
  (collateralized by Treasury Bill;                                         $
  $57,120; 10/02/03) /3/                             $ 56,000                      56,000
Citigroup Global Markets Holdings;
  1.33%; 05/01/03 (collateralized by
  GNMAs; $275,928;06/15/28-
  05/15/03)  /3/                                      272,000                     272,000
                                     TOTAL REPURCHASE AGREEMENTS                  328,000
                                                                             ------------

                           TOTAL PORTFOLIO INVESTMENTS (101.38%)               44,311,519
LIABILITIES, NET OF CASH, RECEIVABLES AND
 OTHER ASSETS (-1.38%)                                                           (602,139)
                                      TOTAL NET ASSETS (100.00%)              $43,709,380
                                                                            --------------



                                                          Unrealized
   Contract                    Opening       Current     Gain (Loss)
     Type        Commitment  Market Value  Market Value
---------------------------------------------------------------------
FUTURES CONTRACTS
7 S&P 500 Index    Buy        $1,464,638    $1,603,175     $138,537
June, 2003
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.
/3 /Security was purchased with the cash proceeds from securities loans. /4 /Variable rate.
/5 /Affiliated security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL MIDCAP FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                         Shares
                                                          Held                   Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (96.60%)
AEROSPACE & DEFENSE (1.91%)
                                                                              $
 Northrop Grumman                                           19,900              1,750,205
 Raytheon                                                  147,167              4,404,708
 Rockwell Collins                                           61,487              1,314,592
                                                                                7,469,505
AEROSPACE & DEFENSE EQUIPMENT (1.70%)
 Alliant Techsystems /1/                                   124,150              6,669,338
APPAREL MANUFACTURERS (0.80%)
 Polo Ralph Lauren /1/                                     134,088              3,144,364
APPLICATIONS SOFTWARE (0.56%)
 Intuit /1/                                                 56,900              2,206,582
BEVERAGES-NON-ALCOHOLIC (0.68%)
 Coca-Cola Enterprises                                     136,376              2,657,968
BROADCASTING SERVICES & PROGRAMMING (1.30%)
 Liberty Media /1/                                         461,872              5,080,592
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.33%)
 Vulcan Materials                                           36,784              1,286,337
BUILDING PRODUCTS-AIR & HEATING (0.54%)
 American Standard /1/                                      29,942              2,131,571
BUILDING PRODUCTS-WOOD (1.56%)
 Rayonier                                                  121,233              6,105,294
CASINO SERVICES (2.59%)
 International Game Technology /1/                         117,400             10,131,620
COMMERCIAL BANKS (5.16%)
 M&T Bank                                                   65,410              5,525,183
 Marshall & Ilsley                                          49,700              1,462,174
 North Fork Bancorp.                                       110,437              3,573,741
 TCF Financial                                             244,100              9,666,360
                                                                               20,227,458
COMMERCIAL SERVICE-FINANCE (2.84%)
 Deluxe                                                     75,553              3,325,088
 Dun & Bradstreet /1/                                      155,200              5,866,560
 Moody's                                                    40,300              1,946,087
                                                                               11,137,735
COMMERCIAL SERVICES (1.92%)
 Arbitron /1/                                              143,200              4,877,392
 Servicemaster                                             291,027              2,633,794
                                                                                7,511,186
COMPUTER SERVICES (2.19%)
 Ceridian /1/                                              187,213              2,611,621
 DST Systems /1/                                            67,224              2,063,777
 Sungard Data Systems /1/                                   67,125              1,443,188
 Unisys /1/                                                238,506              2,480,462
                                                                                8,599,048
                                                         Shares
                                                          Held                   Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (0.44%)
                                                                              $
 Diebold                                                    43,300              1,731,134
COMPUTERS-MEMORY DEVICES (0.53%)
 Quantum /1/                                               417,878              1,441,679
 Storage Technology /1/                                     25,164                622,054
                                                                                2,063,733
COMPUTERS-PERIPHERAL EQUIPMENT (0.57%)
 Lexmark International /1/                                  29,920              2,229,339
CONSUMER PRODUCTS-MISCELLANEOUS (0.79%)
 Dial                                                      148,616              3,095,671
COSMETICS & TOILETRIES (0.88%)
 International Flavors & Fragrances                        108,136              3,436,562
DATA PROCESSING & MANAGEMENT (0.74%)
 Certegy /1/                                                65,100              1,626,849
 SEI Investments                                            48,941              1,288,617
                                                                                2,915,466
DENTAL SUPPLIES & EQUIPMENT (1.02%)
 Dentsply International                                    106,900              4,003,405
DIVERSIFIED MANUFACTURING OPERATIONS (1.02%)
 Cooper Industries                                          70,400              2,611,840
 ITT Industries                                             24,100              1,405,030
                                                                                4,016,870
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.66%)
 Viad                                                      128,700              2,588,157
ELECTRIC-INTEGRATED (2.80%)
 Ameren                                                    130,257              5,337,932
 DQE                                                        89,755              1,220,668
 Exelon                                                     36,890              1,956,645
 Scana                                                      77,100              2,447,154
                                                                               10,962,399
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.47%)
 Gentex /1/                                                 60,886              1,838,757
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.72%)
 Applied Micro Circuits /1/                                630,757              2,825,791
FINANCE-CONSUMER LOANS (0.48%)
 SLM                                                        16,676              1,867,712
FINANCE-MORTGAGE LOAN/BANKER (0.82%)
 Countrywide Credit Industries                              47,752              3,228,035
FINANCIAL GUARANTEE INSURANCE (0.26%)
 PMI Group                                                  33,100              1,020,142
FOOD-DAIRY PRODUCTS (0.58%)
 Dean Foods /1/                                             52,200              2,272,266
                                                         Shares
                                                          Held                   Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.89%)
                                                                              $
 McCormick                                                 141,251              3,501,612
FORESTRY (0.91%)
 Plum Creek Timber                                         153,370              3,567,386
GOLD MINING (1.46%)
 Newmont Mining                                            211,582              5,716,946
HOSPITAL BEDS & EQUIPMENT (1.22%)
 Hillenbrand Industries                                     95,986              4,789,701
HOTELS & MOTELS (0.26%)
 Choice Hotels International /1/                            41,692              1,017,285
IDENTIFICATION SYSTEM-DEVELOPMENT (0.68%)
 Symbol Technologies                                       245,000              2,677,850
INSURANCE BROKERS (0.74%)
 Arthur J. Gallagher                                       115,358              2,882,796
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.18%)
 Federated Investors                                        72,600              1,981,254
 Nuveen Investments                                        108,400              2,655,800
                                                                                4,637,054
LIFE & HEALTH INSURANCE (1.34%)
 Aflac                                                     100,145              3,275,743
 Torchmark                                                  51,400              1,991,750
                                                                                5,267,493
LOTTERY SERVICES (1.32%)
 Gtech Holdings /1/                                        154,100              5,188,547
MACHINERY-GENERAL INDUSTRY (0.42%)
 Dover                                                      56,800              1,632,432
MACHINERY-PUMPS (0.58%)
 Graco                                                      74,500              2,287,150
MEDICAL INFORMATION SYSTEM (1.31%)
 IMS Health                                                334,500              5,151,300
MEDICAL INSTRUMENTS (5.96%)
 Beckman Coulter                                           100,475              3,905,463
 Biomet                                                    125,200              3,813,592
 Boston Scientific /1/                                     100,324              4,318,948
 Edwards Lifesciences /1/                                  173,900              5,020,493
 Guidant                                                    90,000              3,509,100
 St. Jude Medical /1/                                       53,281              2,795,122
                                                                               23,362,718
MEDICAL PRODUCTS (1.53%)
 Becton Dickinson                                           78,037              2,762,510
 Varian Medical Systems /1/                                 59,684              3,214,580
                                                                                5,977,090
                                                         Shares
                                                          Held                   Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (0.36%)
                                                                              $
 Biogen /1/                                                 37,000              1,405,630
MEDICAL-HMO (0.51%)
 Anthem /1/                                                 28,970              1,988,501
MEDICAL-HOSPITALS (0.99%)
 Health Management Associates                              228,000              3,889,680
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.56%)
 Lincare Holdings /1/                                       72,331              2,196,693
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.54%)
 AmerisourceBergen                                          36,361              2,103,484
METAL-DIVERSIFIED (1.25%)
 Freeport-McMoran Copper & Gold                            284,100              4,917,771
MISCELLANEOUS INVESTING (4.45%)
 AMB Property                                              112,300              3,065,790
 Chelsea Property Group                                     48,400              1,919,544
 Kimco Realty                                              169,233              6,126,235
 Prologis Trust                                            107,100              2,756,754
 Public Storage                                            111,450              3,583,117
                                                                               17,451,440
MULTIMEDIA (0.51%)
 Belo                                                       88,275              1,987,070
NON-HAZARDOUS WASTE DISPOSAL (1.59%)
 Republic Services /1/                                     291,200              6,249,152
OFFICE AUTOMATION & EQUIPMENT (0.41%)
 Pitney Bowes                                               45,500              1,597,505
OIL & GAS DRILLING (0.27%)
 Noble /1/                                                  33,900              1,049,205
OIL COMPANY-EXPLORATION & PRODUCTION (2.12%)
 Apache                                                     44,707              2,559,476
 Burlington Resources                                       57,025              2,640,828
 Devon Energy                                               65,351              3,087,843
                                                                                8,288,147
OIL COMPANY-INTEGRATED (0.65%)
 Marathon Oil                                              111,700              2,543,409
OIL FIELD MACHINERY & EQUIPMENT (0.42%)
 National-Oilwell /1/                                       77,971              1,636,611
OIL-FIELD SERVICES (1.28%)
 BJ Services /1/                                            74,577              2,722,806
 Weatherford International /1/                              56,600              2,277,018
                                                                                4,999,824
                                                         Shares
                                                          Held                   Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (0.69%)
                                                                              $
 Boise Cascade                                             117,400              2,696,678
PIPELINES (1.31%)
 Equitable Resources                                        35,100              1,348,542
 Questar                                                   125,200              3,781,040
                                                                                5,129,582
POWER CONVERTER & SUPPLY EQUIPMENT (0.57%)
 American Power Conversion /1/                             143,952              2,242,772
PRINTING-COMMERCIAL (0.96%)
 Valassis Communications /1/                               140,798              3,745,227
PROPERTY & CASUALTY INSURANCE (1.43%)
 Fidelity National Financial                               110,400              3,797,760
 Leucadia National                                          47,232              1,799,539
                                                                                5,597,299
PUBLICLY TRADED INVESTMENT FUND (8.05%)
 iShares Russell 2000 Index Fund                            67,900              5,390,581
 iShares S&P MidCap 400 Fund                                47,200              4,145,576
 iShares S&P SmallCap 600 Index Fund                        67,400              6,677,992
 Standard & Poor's MidCap 400 Depository
  Receipts                                                 191,080             15,324,616
                                                                               31,538,765
PUBLISHING-NEWSPAPERS (0.76%)
 Knight Ridder                                              46,104              2,976,013
REINSURANCE (2.26%)
 Everest Re Group                                          127,100              8,852,515
RETAIL-DISCOUNT (0.60%)
 TJX                                                       121,900              2,346,575
RETAIL-HOME FURNISHINGS (0.34%)
 Pier 1 Imports                                             71,000              1,317,760
RETAIL-JEWELRY (0.38%)
 Tiffany                                                    53,540              1,485,200
RETAIL-RESTAURANTS (0.05%)
 Krispy Kreme Doughnuts /1/                                  5,724                185,916
RETAIL-VARIETY STORE (0.30%)
 99 Cents Only Stores /1/                                   40,000              1,178,400
SAVINGS & LOANS-THRIFTS (1.25%)
 Charter One Financial                                     168,750              4,902,188
TELECOMMUNICATION EQUIPMENT (0.61%)
 Comverse Technology /1/                                   183,600              2,399,652
TELEPHONE-INTEGRATED (0.48%)
 Telephone & Data Systems                                   43,700              1,883,033
                                                         Shares
                                                          Held                   Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (2.54%)
                                                                              $
 UST                                                       317,400              9,944,142
TOYS (1.04%)
 Mattel                                                    187,600              4,078,424
TRANSPORT-TRUCK (0.41%)
 Heartland Express /1/                                      69,455              1,597,465
                                              TOTAL COMMON STOCKS             378,513,125

                                                        Principal
                                                         Amount                  Value
------------------------------------------------------------------------------------------------
BONDS (1.03%)
FINANCE-INVESTMENT BANKER & BROKER (0.52%)
 Goldman Sachs Group /2/ /3/
                                                       $                      $
  1.39%; 10/02/03                                        1,000,000              1,000,000
 Lehman Brothers Holdings /3/
  2.02%; 07/15/03                                        1,020,278              1,020,278
                                                                                2,020,278
MONEY CENTER BANKS (0.51%)
 Bank of America /2/ /3/
  1.35%; 07/07/03                                        1,000,000              1,000,164
 JP Morgan Chase /2/ /3/
  1.44%; 05/01/03                                        1,000,000              1,000,000
                                                                                2,000,164
                                                      TOTAL BONDS               4,020,442

                                                        Principal
                                                         Amount                  Value
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.71%)
DIVERSIFIED FINANCIAL SERVICES (3.71%)
 Investment in Joint Trading Account; General
  Electric Capital
  1.35%; 05/01/03                                       14,557,307             14,557,307
                                           TOTAL COMMERCIAL PAPER              14,557,307


                                                      Principal
                                                        Amount                   Value
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (10.45%)
 Barclays Capital; 1.28%; 05/01/03
  (collateralized by Treasury Bill;                                         $
  $1,029,180; 10/02/03) /3/                             $ 1,009,000             1,009,000
Credit Suisse First Boston; 1.34%;
  05/01/03 (collateralized by GNMAs;
  $40,525,388;01/15/04-09/15/32)  /3/                    39,935,000            39,935,000
                                     TOTAL REPURCHASE AGREEMENTS               40,944,000
                                                                             ------------

                           TOTAL PORTFOLIO INVESTMENTS (111.79%)              438,034,874
LIABILITIES, NET OF CASH, RECEIVABLES AND
 OTHER ASSETS (-11.79%)                                                       (46,199,679)
                                      TOTAL NET ASSETS (100.00%)             $391,835,195
                                                                            --------------


/1 /Non-income producing security.
/2 /Variable rate.
/3 /Security was purchased with the cash proceeds from securities loans. See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                    PRINCIPAL PARTNERS BLUE CHIP FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (99.48%)
ADVERTISING AGENCIES (0.33%)
                                                                        $
 Omnicom Group                                         6,845                423,706
AEROSPACE & DEFENSE (1.29%)
 Boeing                                               13,057                356,195
 Northrop Grumman                                     10,100                888,295
 Raytheon                                             14,000                419,020
                                                                          1,663,510
AEROSPACE & DEFENSE EQUIPMENT (1.09%)
 Lockheed Martin                                       8,500                425,425
 United Technologies                                  16,000                988,960
                                                                          1,414,385
AGRICULTURAL OPERATIONS (0.25%)
 Monsanto                                             18,300                318,420
APPLIANCES (0.13%)
 Whirlpool                                             3,200                171,168
APPLICATIONS SOFTWARE (3.34%)
 Citrix Systems /1/                                    7,100                134,616
 Microsoft                                           163,744              4,186,934
                                                                          4,321,550
ATHLETIC FOOTWEAR (0.25%)
 Nike                                                  6,144                328,888
AUTO-CARS & LIGHT TRUCKS (0.98%)
 Ford Motor                                           37,400                385,220
 General Motors                                       24,600                886,830
                                                                          1,272,050
BEVERAGES-NON-ALCOHOLIC (1.55%)
 Coca-Cola                                            26,900              1,086,760
 Coca-Cola Enterprises                                 4,300                 83,807
 Pepsico                                              19,272                834,092
                                                                          2,004,659
BROADCASTING SERVICES & PROGRAMMING (0.65%)
 Clear Channel Communications /1/                      4,900                191,639
 Fox Entertainment Group /1/                          25,300                642,620
                                                                            834,259
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.30%)
 Masco                                                18,251                384,549
CABLE TV (1.02%)
 Comcast /1/                                          25,100                800,941
 Comcast /1/                                          17,421                523,675
                                                                          1,324,616
CELLULAR TELECOMMUNICATIONS (0.59%)
 AT&T Wireless Services /1/                           33,800                218,348
 Nextel Communications /1/                            30,200                446,658
 US Cellular /1/                                       4,100                 98,605
                                                                            763,611
CHEMICALS-DIVERSIFIED (0.56%)
 Dow Chemical                                         12,698                414,463
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (CONTINUED)
                                                                        $
 PPG Industries                                        6,500                315,315
                                                                            729,778
CIRCUIT BOARDS (0.08%)
 Jabil Circuit /1/                                     5,300                 99,110
COATINGS & PAINT (0.25%)
 Sherwin-Williams                                     11,600                323,408
COMMERCIAL BANKS (0.18%)
 BB&T                                                  2,500                 81,500
 UnionBanCal                                           3,600                145,440
                                                                            226,940
COMMERCIAL SERVICE-FINANCE (0.68%)
 Deluxe                                                2,400                105,624
 Moody's                                              16,100                777,469
                                                                            883,093
COMPUTER SERVICES (0.66%)
 Computer Sciences /1/                                14,800                487,660
 Sungard Data Systems /1/                             17,300                371,950
                                                                            859,610
COMPUTERS (3.83%)
 Dell Computer /1/                                    52,400              1,514,884
 Hewlett-Packard                                     105,100              1,713,130
 International Business Machines                      20,288              1,722,451
                                                                          4,950,465
COMPUTERS-MEMORY DEVICES (0.07%)
 SanDisk /1/                                           3,800                 91,960
COMPUTERS-PERIPHERAL EQUIPMENT (0.66%)
 Lexmark International /1/                            11,500                856,865
CONSULTING SERVICES (0.30%)
 Accenture /1/                                        24,406                390,984
CONSUMER PRODUCTS-MISCELLANEOUS (0.60%)
 Clorox                                               17,300                782,306
COSMETICS & TOILETRIES (3.24%)
 Avon Products                                         3,600                209,412
 Colgate-Palmolive                                    17,900              1,023,343
 Gillette                                             13,727                417,987
 Kimberly-Clark                                        5,723                284,834
 Procter & Gamble                                     25,145              2,259,278
                                                                          4,194,854
DATA PROCESSING & MANAGEMENT (0.28%)
 Automatic Data Processing                            10,799                363,170
DISTRIBUTION-WHOLESALE (0.54%)
 Ingram Micro /1/                                      8,300                 83,000
 W.W. Grainger                                        13,200                609,180
                                                                            692,180
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (2.76%)
                                                                        $
 Citigroup                                            90,890              3,567,433
DIVERSIFIED MANUFACTURING OPERATIONS (3.02%)
 3M                                                    1,515                190,951
 General Electric                                    126,183              3,716,089
                                                                          3,907,040
E-COMMERCE-SERVICES (0.23%)
 eBay /1/                                              3,200                296,864
ELECTRIC-INTEGRATED (2.07%)
 Allegheny Energy                                     18,900                156,870
 Cinergy                                               5,466                186,609
 Consolidated Edison                                   5,300                206,011
 Edison International /1/                             28,200                411,438
 Exelon                                                9,416                499,425
 FirstEnergy                                           3,300                111,309
 FPL Group                                            10,300                626,961
 PG&E /1/                                             31,700                474,866
                                                                          2,673,489
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.03%)
 Intel                                               109,168              2,008,691
 LSI Logic /1/                                        20,100                107,736
 Texas Instruments                                    27,800                514,022
                                                                          2,630,449
ELECTRONIC FORMS (0.24%)
 Adobe Systems                                         8,900                307,584
ELECTRONIC PARTS DISTRIBUTION (0.19%)
 Arrow Electronics /1/                                 7,100                119,848
 Avnet /1/                                            10,100                128,775
                                                                            248,623
ENTERPRISE SOFTWARE & SERVICE (0.77%)
 BMC Software /1/                                      7,500                111,900
 Oracle /1/                                           74,400                883,872
                                                                            995,772
ENTERTAINMENT SOFTWARE (0.59%)
 Electronic Arts /1/                                  12,800                758,656
FIDUCIARY BANKS (0.28%)
 State Street                                         10,381                363,646
FINANCE-CONSUMER LOANS (0.67%)
 SLM                                                   7,700                862,400
FINANCE-CREDIT CARD (0.73%)
 American Express                                     22,200                840,492
 MBNA                                                  5,200                 98,280
                                                                            938,772
FINANCE-INVESTMENT BANKER & BROKER (1.82%)
 Bear Stearns                                         11,500                768,660
 Lehman Brothers Holdings                             14,200                894,174
 Merrill Lynch                                        16,798                689,558
                                                                          2,352,392
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (0.95%)
                                                                        $
 Countrywide Credit Industries                         5,100                344,760
 Federal Home Loan Mortgage                            6,900                399,510
 Federal National Mortgage Association                 6,711                485,809
                                                                          1,230,079
FOOD-DAIRY PRODUCTS (0.24%)
 Dreyer's Grand Ice Cream                              4,900                313,012
FOOD-FLOUR & GRAIN (0.41%)
 Archer-Daniels-Midland                               48,100                532,948
FOOD-MISCELLANEOUS/DIVERSIFIED (0.91%)
 General Mills                                        10,126                456,784
 Kraft Foods                                          23,200                716,880
                                                                          1,173,664
FOOD-RETAIL (0.32%)
 Albertson's                                           8,200                162,852
 Safeway /1/                                          14,853                246,857
                                                                            409,709
FOOD-WHOLESALE & DISTRIBUTION (0.31%)
 Sysco                                                14,000                402,220
HEALTH CARE COST CONTAINMENT (0.60%)
 McKesson                                             27,900                773,946
HOME DECORATION PRODUCTS (0.15%)
 Newell Rubbermaid                                     6,300                192,024
INDUSTRIAL AUTOMATION & ROBOTS (0.23%)
 Rockwell International                               13,000                296,400
INSTRUMENTS-CONTROLS (0.11%)
 Johnson Controls                                      1,800                148,032
INSTRUMENTS-SCIENTIFIC (0.07%)
 Applied Biosystems Group                              5,100                 89,403
INSURANCE BROKERS (0.18%)
 Marsh & McLennan                                      4,900                233,632
LIFE & HEALTH INSURANCE (0.25%)
 John Hancock Financial Services                       4,800                139,296
 Mony Group                                            3,800                 88,274
 UnumProvident                                         7,900                 90,850
                                                                            318,420
MACHINERY-CONSTRUCTION & MINING (0.25%)
 Caterpillar                                           6,260                329,276
MEDICAL INSTRUMENTS (1.09%)
 Boston Scientific /1/                                 9,500                408,975
 Guidant                                              16,851                657,020
 Medtronic                                             7,300                348,502
                                                                          1,414,497
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (3.01%)
                                                                        $
 Johnson & Johnson                                    48,118              2,711,930
 Stryker                                               6,900                462,369
 Zimmer Holdings /1/                                  15,400                722,260
                                                                          3,896,559
MEDICAL-BIOMEDICAL/GENE (1.60%)
 Amgen /1/                                            22,226              1,362,676
 Biogen /1/                                            2,300                 87,377
 Chiron /1/                                            2,900                118,407
 Genentech /1/                                         5,400                205,146
 Idec Pharmaceuticals /1/                              5,200                170,300
 Millennium Pharmaceuticals /1/                       11,000                121,000
                                                                          2,064,906
MEDICAL-DRUGS (7.64%)
 Abbott Laboratories                                  24,733              1,004,902
 Eli Lilly                                            13,233                844,530
 Medimmune /1/                                         2,700                 95,229
 Merck                                                44,114              2,566,553
 Pfizer                                              131,650              4,048,237
 Schering-Plough                                      29,194                528,411
 Wyeth                                                18,432                802,345
                                                                          9,890,207
MEDICAL-HMO (0.81%)
 Aetna                                                 6,200                308,760
 Health Net /1/                                       11,500                300,035
 Pacificare Health Systems /1/                        13,900                442,576
                                                                          1,051,371
MEDICAL-HOSPITALS (0.20%)
 HCA                                                   8,021                257,474
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.68%)
 Cardinal Health                                      15,900                878,952
METAL-ALUMINUM (0.41%)
 Alcoa                                                23,381                536,126
METAL-DIVERSIFIED (0.07%)
 Freeport-McMoran Copper & Gold                        4,900                 84,819
MISCELLANEOUS INVESTING (0.21%)
 Equity Office Properties Trust                        7,100                184,387
 New Plan Excel Realty Trust                           4,300                 85,914
                                                                            270,301
MONEY CENTER BANKS (2.19%)
 Bank of America                                      38,279              2,834,560
MULTI-LINE INSURANCE (3.89%)
 American International Group                         39,987              2,317,247
 CNA Financial                                         5,900                141,305
 Hartford Financial Services                          10,435                425,330
 Loews                                                 7,300                301,271
 MetLife                                              32,700                939,471
 Prudential Financial                                 28,400                907,948
                                                                          5,032,572
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (3.14%)
                                                                        $
 AOL Time Warner /1/                                 131,919              1,804,652
 Gannett                                               4,194                317,570
 McGraw-Hill                                          14,200                829,138
 Viacom /1/                                           19,400                842,154
 Walt Disney                                          14,600                272,436
                                                                          4,065,950
NETWORKING PRODUCTS (0.86%)
 Cisco Systems /1/                                    74,319              1,117,758
NON-HAZARDOUS WASTE DISPOSAL (0.42%)
 Republic Services /1/                                 7,800                167,388
 Waste Management                                     17,482                379,709
                                                                            547,097
OFFICE AUTOMATION & EQUIPMENT (0.09%)
 Xerox /1/                                            12,000                118,320
OFFICE SUPPLIES & FORMS (0.22%)
 Avery Dennison                                        5,300                280,953
OIL & GAS DRILLING (0.48%)
 Transocean Sedco Forex /1/                           32,800                624,840
OIL COMPANY-EXPLORATION & PRODUCTION (0.07%)
 Apache                                                1,470                 84,158
OIL COMPANY-INTEGRATED (5.22%)
 ChevronTexaco                                         9,842                618,176
 ConocoPhillips                                       27,488              1,382,647
 Exxon Mobil                                         113,391              3,991,363
 Marathon Oil                                          4,600                104,742
 Occidental Petroleum                                 22,100                659,685
                                                                          6,756,613
OIL REFINING & MARKETING (0.10%)
 Valero Energy                                         3,500                128,625
OIL-FIELD SERVICES (0.87%)
 Halliburton                                          31,600                676,556
 Schlumberger                                         10,719                449,448
                                                                          1,126,004
PAPER & RELATED PRODUCTS (0.53%)
 International Paper                                  13,146                469,970
 MeadWestvaco                                          9,000                212,310
                                                                            682,280
PHOTO EQUIPMENT & SUPPLIES (0.49%)
 Eastman Kodak                                        21,200                634,092
POULTRY (0.26%)
 Tyson Foods                                          34,600                333,198
POWER CONVERTER & SUPPLY EQUIPMENT (0.30%)
 American Power Conversion /1/                        24,900                387,942
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (0.82%)
                                                                        $
 Fidelity National Financial                           5,000                172,000
 First American                                       10,000                265,000
 Travelers Property Casualty                          38,712                629,070
                                                                          1,066,070
RECREATIONAL VEHICLES (0.06%)
 Polaris Industries                                    1,500                 79,305
REGIONAL BANKS (4.69%)
 Bank One                                             37,156              1,339,474
 FleetBoston Financial                                11,700                310,284
 Suntrust Banks                                        6,400                366,208
 U.S. Bancorp                                         35,800                792,970
 Wachovia                                             47,122              1,800,531
 Wells Fargo                                          30,200              1,457,452
                                                                          6,066,919
RETAIL-APPAREL & SHOE (0.46%)
 Gap                                                  16,400                272,732
 Limited                                              22,600                328,604
                                                                            601,336
RETAIL-BUILDING PRODUCTS (0.50%)
 Home Depot                                           22,775                640,661
RETAIL-DISCOUNT (3.63%)
 Dollar General                                       23,500                341,690
 Wal-Mart Stores                                      77,270              4,351,846
                                                                          4,693,536
RETAIL-DRUG STORE (0.64%)
 CVS                                                  34,416                833,211
RETAIL-MAJOR DEPARTMENT STORE (0.55%)
 J.C. Penney                                          41,600                709,696
RETAIL-OFFICE SUPPLIES (0.67%)
 Office Depot /1/                                      6,000                 75,960
 Staples /1/                                          41,700                793,968
                                                                            869,928
RETAIL-RESTAURANTS (0.64%)
 McDonald's                                           18,149                310,348
 Starbucks /1/                                        22,200                521,478
                                                                            831,826
RETAIL-TOY STORE (0.23%)
 Toys R Us /1/                                        28,900                296,225
SATELLITE TELECOM (0.11%)
 PanAmSat /1/                                          8,500                147,050
SAVINGS & LOANS-THRIFTS (0.41%)
 Charter One Financial                                 8,600                249,830
 Hudson City Bancorp.                                  5,800                134,386
 Washington Mutual                                     3,600                142,200
                                                                            526,416
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.12%)
                                                                        $
 Analog Devices /1/                                    4,600                152,352
SEMICONDUCTOR EQUIPMENT (0.32%)
 Applied Materials /1/                                28,400                414,640
STEEL-PRODUCERS (0.24%)
 United States Steel                                  21,900                313,608
TELECOMMUNICATION EQUIPMENT (0.75%)
 Qualcomm                                             30,300                966,267
TELEPHONE-INTEGRATED (3.42%)
 Alltel                                                2,700                126,522
 AT&T                                                  6,200                105,710
 BellSouth                                             8,100                206,469
 Qwest Communications International                   33,500                126,295
 SBC Communications                                   57,112              1,334,136
 Sprint                                               69,300                797,643
 Verizon Communications                               46,083              1,722,583
                                                                          4,419,358
THERAPEUTICS (0.49%)
 Gilead Sciences /1/                                  13,700                632,118
TOBACCO (0.25%)
 RJ Reynolds Tobacco Holdings                         11,700                329,589
TOYS (0.07%)
 Mattel                                                3,900                 84,786
TRANSPORT-RAIL (0.55%)
 Burlington Northern Santa Fe                         17,900                504,064
 CSX                                                   6,600                211,068
                                                                            715,132
TRANSPORT-SERVICES (0.38%)
 FedEx                                                 6,745                403,891
 United Parcel Service                                 1,500                 93,180
                                                                            497,071
WEB PORTALS (0.21%)
 Yahoo /1/                                            10,800                267,624
WIRELESS EQUIPMENT (0.34%)
 Motorola                                             55,800                441,378
                                        TOTAL COMMON STOCKS             128,712,255



                                                      Principal
                                                        Amount                   Value
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.14%)
 Barclays Capital; 1.28%; 05/01/03
  (collateralized by Treasury Bill;                                         $
  $293,580; 10/02/03) /3/                             $     179,000               179,000
                                     TOTAL REPURCHASE AGREEMENTS                  179,000
                                                                             ------------

                           TOTAL PORTFOLIO INVESTMENTS (99.62%)               128,891,255
CASH AND RECEIVABLES, NET OF LIABILITIES (0.38%)                                  490,027
                                      TOTAL NET ASSETS (100.00%)             $129,381,282
                                                                            --------------


                                                          Unrealized
   Contract                    Opening       Current     Gain (Loss)
     Type        Commitment  Market Value  Market Value
---------------------------------------------------------------------
FUTURES CONTRACTS
2 S&P 500 EMini    Buy         $89,142       $91,610        $2,468
June, 2003
Futures


/1 /Non-income producing security.
/2 /Security was purchased with the cash proceeds from securities loans

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                         Shares
                                                          Held                   Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (98.44%)
AEROSPACE & DEFENSE (0.26%)
                                                                              $
 Raytheon                                                    4,300                128,699
AEROSPACE & DEFENSE EQUIPMENT (1.35%)
 Lockheed Martin                                             8,700                435,435
 United Technologies                                         3,850                237,968
                                                                                  673,403
APPLICATIONS SOFTWARE (6.59%)
 Microsoft                                                 128,550              3,287,023
BEVERAGES-NON-ALCOHOLIC (2.91%)
 Coca-Cola                                                  19,575                790,830
 Pepsico                                                    15,345                664,132
                                                                                1,454,962
BREWERY (0.54%)
 Anheuser-Busch                                              5,430                270,848
BROADCASTING SERVICES & PROGRAMMING (1.37%)
 Clear Channel Communications /1/                           17,500                684,425
CABLE TV (0.93%)
 Comcast /1/                                                 5,600                178,696
 USA Networks /1/                                            9,500                284,525
                                                                                  463,221
CELLULAR TELECOMMUNICATIONS (0.21%)
 AT&T Wireless Services /1/                                 16,100                104,006
CIRCUIT BOARDS (0.23%)
 Jabil Circuit /1/                                           6,230                116,501
COMMERCIAL SERVICES (0.30%)
 Weight Watchers International /1/                           3,155                148,222
COMPUTERS (3.17%)
 Dell Computer /1/                                          24,650                712,631
 Hewlett-Packard                                             6,100                 99,430
 International Business Machines                             9,050                768,345
                                                                                1,580,406
COMPUTERS-MEMORY DEVICES (0.89%)
 EMC /1/                                                    20,725                188,390
 Veritas Software /1/                                       11,600                255,316
                                                                                  443,706
COSMETICS & TOILETRIES (3.84%)
 Colgate-Palmolive                                           6,150                351,595
 Gillette                                                    9,800                298,410
 Procter & Gamble                                           14,100              1,266,885
                                                                                1,916,890
DATA PROCESSING & MANAGEMENT (0.98%)
 Automatic Data Processing                                   3,000                100,890
 First Data                                                  9,900                388,377
                                                                                  489,267
DIVERSIFIED FINANCIAL SERVICES (2.78%)
 Citigroup                                                  35,416              1,390,078
DIVERSIFIED MANUFACTURING OPERATIONS (6.24%)
 3M                                                          6,350                800,354
 General Electric                                           78,550              2,313,297
                                                                                3,113,651
                                                         Shares
                                                          Held                   Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-COMMERCE-SERVICES (0.52%)
                                                                              $
 eBay /1/                                                    2,800                259,756
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.98%)
 Altera /1/                                                  9,200                145,452
 Intel                                                      81,500              1,499,600
 Microchip Technology                                        4,820                100,208
 QLogic /1/                                                  2,600                114,374
 Texas Instruments                                          20,725                383,205
 Xilinx /1/                                                  8,900                240,923
                                                                                2,483,762
ENTERPRISE SOFTWARE & SERVICE (1.35%)
 Oracle /1/                                                 44,200                525,096
 Peoplesoft /1/                                             10,000                150,300
                                                                                  675,396
FIDUCIARY BANKS (0.64%)
 Bank of New York                                           12,150                321,368
FINANCE-CREDIT CARD (1.01%)
 American Express                                           13,300                503,538
FINANCE-INVESTMENT BANKER & BROKER (1.09%)
 Goldman Sachs Group                                         7,175                544,583
FINANCE-MORTGAGE LOAN/BANKER (2.06%)
 Federal Home Loan Mortgage                                 17,750              1,027,725
FOOD-MISCELLANEOUS/DIVERSIFIED (0.38%)
 Kraft Foods                                                 6,150                190,035
INTERNET BROKERS (0.19%)
 Charles Schwab                                             11,000                 94,930
INTERNET SECURITY (0.47%)
 Symantec /1/                                                5,340                234,693
LIFE & HEALTH INSURANCE (0.64%)
 Aflac                                                       9,800                320,558
MEDICAL INSTRUMENTS (2.18%)
 Boston Scientific /1/                                       2,200                 94,710
 Medtronic                                                  15,375                734,002
 St. Jude Medical /1/                                        4,925                258,366
                                                                                1,087,078
MEDICAL PRODUCTS (2.99%)
 Johnson & Johnson                                          26,475              1,492,131
MEDICAL-BIOMEDICAL/GENE (2.09%)
 Amgen /1/                                                  17,015              1,043,190
MEDICAL-DRUGS (10.85%)
 Abbott Laboratories                                        12,950                526,158
 Bristol-Myers Squibb                                        8,550                218,367
 Celgene /1/                                                 2,575                 68,521
 Eli Lilly                                                   6,300                402,066
 Forest Laboratories /1/                                     3,000                155,160
 Merck                                                      15,250                887,245
 Pfizer                                                     84,145              2,587,459
 Wyeth                                                      13,050                568,066
                                                                                5,413,042
                                                         Shares
                                                          Held                   Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (0.64%)
                                                                              $
 UnitedHealth Group                                          3,450                317,849
MEDICAL-HOSPITALS (0.39%)
 HCA                                                         6,000                192,600
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.51%)
 Cardinal Health                                             4,600                254,288
MONEY CENTER BANKS (0.44%)
 JP Morgan Chase                                             7,500                220,125
MOTORCYCLE & MOTOR SCOOTER (0.39%)
 Harley-Davidson                                             4,400                195,536
MULTI-LINE INSURANCE (2.09%)
 American International Group                               18,025              1,044,549
MULTIMEDIA (1.85%)
 Gannett                                                     3,000                227,160
 Viacom /1/                                                 16,020                695,428
                                                                                  922,588
NETWORKING PRODUCTS (2.53%)
 Cisco Systems /1/                                          83,925              1,262,232
OIL COMPANY-EXPLORATION & PRODUCTION (0.42%)
 Burlington Resources                                        4,500                208,395
OIL COMPANY-INTEGRATED (2.98%)
 Exxon Mobil                                                42,250              1,487,200
OIL FIELD MACHINERY & EQUIPMENT (0.73%)
 Smith International /1/                                    10,200                362,712
OIL-FIELD SERVICES (2.38%)
 Baker Hughes                                               20,075                562,100
 BJ Services /1/                                            17,100                624,321
                                                                                1,186,421
REGIONAL BANKS (1.00%)
 Wells Fargo                                                10,300                497,078
RETAIL-APPAREL & SHOE (0.27%)
 Limited                                                     9,225                134,132
RETAIL-BEDDING (0.59%)
 Bed Bath & Beyond /1/                                       7,400                292,374
RETAIL-BUILDING PRODUCTS (2.65%)
 Home Depot                                                 35,580              1,000,865
 Lowe's                                                      7,300                320,397
                                                                                1,321,262
RETAIL-DISCOUNT (5.08%)
 Costco Wholesale /1/                                        7,300                252,799
 Target                                                      8,800                294,272
 TJX                                                         9,750                187,687
 Wal-Mart Stores                                            31,950              1,799,424
                                                                                2,534,182
RETAIL-DRUG STORE (0.49%)
 Walgreen                                                    7,975                246,109
                                                         Shares
                                                          Held                   Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-JEWELRY (0.29%)
                                                                              $
 Tiffany                                                     5,225                144,942
RETAIL-REGIONAL DEPARTMENT STORE (0.96%)
 Kohls /1/                                                   8,450                479,960
RETAIL-RESTAURANTS (0.89%)
 Wendy's International                                       7,340                213,154
 Yum! Brands /1/                                             9,400                232,180
                                                                                  445,334
SATELLITE TELECOM (0.52%)
 Echostar Communications /1/                                 8,700                260,652
SCHOOLS (0.16%)
 Apollo Group /1/                                            1,500                 81,299
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.43%)
 Analog Devices /1/                                          5,500                182,160
 Linear Technology                                           9,450                325,741
 Maxim Integrated Products                                   5,250                206,273
                                                                                  714,174
SEMICONDUCTOR EQUIPMENT (0.87%)
 Applied Materials /1/                                      21,875                319,375
 Novellus Systems /1/                                        4,050                113,562
                                                                                  432,937
TELECOMMUNICATION EQUIPMENT (0.55%)
 Qualcomm                                                    8,575                273,457
TELEPHONE-INTEGRATED (1.31%)
 Verizon Communications                                     17,442                651,982
TELEVISION (0.77%)
 Univision Communications /1/                               12,750                386,070
THERAPEUTICS (0.33%)
 Gilead Sciences /1/                                         3,550                163,797
TOBACCO (0.90%)
 Altria Group                                               14,575                448,327
                                              TOTAL COMMON STOCKS              49,119,656

                                                        Principal
                                                         Amount                  Value
------------------------------------------------------------------------------------------------
BONDS (1.21%)
FINANCE-INVESTMENT BANKER & BROKER (0.41%)
 Lehman Brothers Holdings /2/
                                                       $                      $
  2.02%; 07/15/03                                          204,055                204,055
MONEY CENTER BANKS (0.80%)
 Bank of America /2/ /3/
  1.35%; 07/07/03                                          200,000                200,033
 JP Morgan Chase /2/ /3/
  1.44%; 05/01/03                                          200,000                200,000
                                                                                  400,033
                                                      TOTAL BONDS                 604,088
                                                        Principal
                                                         Amount                  Value
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.17%)
 Citigroup Global Markets Holdings;1.33%;
  05/01/03 (collateralized by GNMAs; $85,213;                                 $
  06/15/28 - 05/15/32) /2/                             $    84,000                 84,000
                                      TOTAL REPURCHASE AGREEMENTS                  84,000
                                                                              -----------

                             TOTAL PORTFOLIO INVESTMENTS (99.82%)              49,807,744
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (0.18%)                     91,804
                                       TOTAL NET ASSETS (100.00%)             $49,899,548
                                                                              -------------


/1 /Non-income producing security.
/2 /Security was purchased with the cash proceeds from securities loans. /3 /Variable rate.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (95.82%)
ADVERTISING AGENCIES (0.77%)
                                                                       $
 Interpublic Group                                    5,300                 60,420
 Omnicom Group                                        3,200                198,080
                                                                           258,500
AEROSPACE & DEFENSE (0.94%)
 Raytheon                                            10,500                314,265
AEROSPACE & DEFENSE EQUIPMENT (0.94%)
 Lockheed Martin                                      6,300                315,315
AGRICULTURAL OPERATIONS (0.37%)
 Monsanto                                             7,067                122,966
APPLICATIONS SOFTWARE (3.18%)
 Intuit /1/                                           3,800                147,364
 Microsoft                                           35,900                917,963
                                                                         1,065,327
ATHLETIC FOOTWEAR (0.61%)
 Nike                                                 3,800                203,414
BEVERAGES-NON-ALCOHOLIC (2.77%)
 Coca-Cola                                           13,100                529,240
 Pepsico                                              9,190                397,743
                                                                           926,983
BREWERY (0.63%)
 Anheuser-Busch                                       4,200                209,496
BROADCASTING SERVICES & PROGRAMMING (0.60%)
 Clear Channel Communications /1/                     5,100                199,461
CABLE TV (0.81%)
 Comcast /1/                                          8,500                271,235
COMPUTER SERVICES (0.71%)
 Electronic Data Systems                              4,800                 87,120
 Sungard Data Systems /1/                             7,000                150,500
                                                                           237,620
COMPUTERS (2.86%)
 Dell Computer /1/                                   10,700                309,337
 Hewlett-Packard                                     10,600                172,780
 International Business Machines                      5,600                475,440
                                                                           957,557
COMPUTERS-MEMORY DEVICES (0.73%)
 EMC /1/                                             26,800                243,612
COMPUTERS-PERIPHERAL EQUIPMENT (1.18%)
 Lexmark International /1/                            5,300                394,903
COSMETICS & TOILETRIES (2.00%)
 Gillette                                             6,300                191,835
 Procter & Gamble                                     5,300                476,205
                                                                           668,040
DATA PROCESSING & MANAGEMENT (0.77%)
 Fiserv /1/                                           8,750                257,600
DIVERSIFIED FINANCIAL SERVICES (2.31%)
 Citigroup                                           19,700                773,225
DIVERSIFIED MANUFACTURING OPERATIONS (6.78%)
 3M                                                   3,200                403,328
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                       $
 Danaher                                              4,700                324,206
 Eaton                                                4,500                369,315
 General Electric                                    29,400                865,830
 Textron                                              7,300                215,277
 Tyco International                                   5,800                 90,480
                                                                         2,268,436
ELECTRIC-INTEGRATED (3.24%)
 Cinergy                                             10,200                348,228
 FirstEnergy                                          6,000                202,380
 FPL Group                                            2,300                140,001
 NiSource                                            13,600                257,040
 Southern                                             4,700                136,723
                                                                         1,084,372
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.73%)
 Intel                                               13,200                242,880
ENTERPRISE SOFTWARE & SERVICE (0.79%)
 Oracle /1/                                          22,200                263,736
FIDUCIARY BANKS (1.04%)
 Bank of New York                                    13,200                349,140
FINANCE-CONSUMER LOANS (0.23%)
 SLM                                                    700                 78,400
FINANCE-INVESTMENT BANKER & BROKER (1.84%)
 Goldman Sachs Group                                    600                 45,540
 Lehman Brothers Holdings                             6,900                434,493
 Morgan Stanley                                       3,000                134,250
                                                                           614,283
FINANCE-MORTGAGE LOAN/BANKER (1.32%)
 Federal Home Loan Mortgage                           3,000                173,700
 Federal National Mortgage Association                3,700                267,843
                                                                           441,543
FOOD-CONFECTIONERY (0.64%)
 Wm. Wrigley Jr.                                      3,800                215,498
FOOD-MISCELLANEOUS/DIVERSIFIED (0.21%)
 McCormick                                            2,900                 71,891
FOOD-RETAIL (0.92%)
 Kroger /1/                                          21,600                308,880
GAS-DISTRIBUTION (0.57%)
 Sempra Energy                                        7,100                190,564
INSTRUMENTS-CONTROLS (0.86%)
 Johnson Controls                                     3,500                287,840
INSURANCE BROKERS (1.24%)
 Marsh & McLennan                                     8,700                414,816
LIFE & HEALTH INSURANCE (0.82%)
 Lincoln National                                     8,600                274,856
MACHINERY-CONSTRUCTION & MINING (0.52%)
 Caterpillar                                          3,300                173,580
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-FARM (0.50%)
                                                                       $
 Deere                                                3,800                167,314
MEDICAL INSTRUMENTS (1.84%)
 Guidant                                              5,300                206,647
 Medtronic                                            1,900                 90,706
 St. Jude Medical /1/                                 6,100                320,006
                                                                           617,359
MEDICAL PRODUCTS (2.43%)
 Baxter International                                10,400                239,200
 Johnson & Johnson                                   10,200                574,872
                                                                           814,072
MEDICAL-BIOMEDICAL/GENE (1.39%)
 Amgen /1/                                            4,300                263,633
 Biogen /1/                                           5,300                201,347
                                                                           464,980
MEDICAL-DRUGS (9.88%)
 Abbott Laboratories                                  6,200                251,906
 Bristol-Myers Squibb                                 8,100                206,874
 Eli Lilly                                            7,100                453,122
 Merck                                                9,200                535,256
 Pfizer                                              42,481              1,306,291
 Schering-Plough                                     17,300                313,130
 Wyeth                                                5,500                239,415
                                                                         3,305,994
MEDICAL-GENERIC DRUGS (0.95%)
 Mylan Laboratories                                  11,300                319,451
MEDICAL-HMO (0.59%)
 Anthem /1/                                           2,900                199,056
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.50%)
 Cardinal Health                                      3,000                165,840
METAL-ALUMINUM (0.94%)
 Alcoa                                               13,700                314,141
MONEY CENTER BANKS (1.44%)
 Bank of America                                      6,500                481,325
MULTI-LINE INSURANCE (0.92%)
 American International Group                         5,300                307,135
MULTIMEDIA (3.31%)
 AOL Time Warner /1/                                 19,600                268,128
 Gannett                                              5,000                378,600
 Viacom /1/                                           8,400                364,644
 Walt Disney                                          5,200                 97,032
                                                                         1,108,404
NETWORKING PRODUCTS (0.88%)
 Cisco Systems /1/                                   19,600                294,784
NON-HAZARDOUS WASTE DISPOSAL (0.87%)
 Waste Management                                    13,400                291,048
OIL COMPANY-EXPLORATION & PRODUCTION (0.44%)
 Anadarko Petroleum                                   3,300                146,520
OIL COMPANY-INTEGRATED (5.29%)
 BP Amoco                                             4,500                173,430
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                       $
 ChevronTexaco                                        6,900                433,389
 ConocoPhillips                                       4,600                231,380
 Exxon Mobil                                         17,100                601,920
 Royal Dutch Petroleum                                8,100                331,128
                                                                         1,771,247
OIL-FIELD SERVICES (1.66%)
 Baker Hughes                                         7,300                204,400
 Schlumberger                                         8,400                352,212
                                                                           556,612
PAPER & RELATED PRODUCTS (1.95%)
 International Paper                                 11,900                425,425
 MeadWestvaco                                         9,700                228,823
                                                                           654,248
REGIONAL BANKS (2.26%)
 Bank One                                             2,400                 86,520
 Fifth Third Bancorp                                  2,500                123,225
 FleetBoston Financial                                3,800                100,776
 Wachovia                                             2,800                106,988
 Wells Fargo                                          7,000                337,820
                                                                           755,329
RETAIL-BUILDING PRODUCTS (1.05%)
 Home Depot                                           6,000                168,780
 Lowe's                                               4,200                184,338
                                                                           353,118
RETAIL-DISCOUNT (4.42%)
 Costco Wholesale /1/                                 8,600                297,818
 Target                                              11,800                394,592
 Wal-Mart Stores                                     14,000                788,480
                                                                         1,480,890
RETAIL-DRUG STORE (0.51%)
 Walgreen                                             5,500                169,730
RETAIL-REGIONAL DEPARTMENT STORE (0.20%)
 Kohls /1/                                            1,200                 68,160
SAVINGS & LOANS-THRIFTS (0.99%)
 Washington Mutual                                    8,400                331,800
SEMICONDUCTOR EQUIPMENT (1.17%)
 Applied Materials /1/                               26,800                391,280
TELECOMMUNICATION EQUIPMENT (0.52%)
 Nokia                                               10,600                175,642
TELEPHONE-INTEGRATED (4.03%)
 BellSouth                                            9,200                234,508
 SBC Communications                                  18,700                436,832
 Sprint                                               9,900                113,949
 Verizon Communications                              15,100                564,438
                                                                         1,349,727



                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (0.96%)
 Altria Group                                         4,700            $   144,572
 UST                                                  5,600                175,448
                                                                           320,020
                                       TOTAL COMMON STOCKS              32,075,460
                                                                       -----------

                      TOTAL PORTFOLIO INVESTMENTS (95.82%)              32,075,460
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (4.18%)                                                                 1,399,593
                                TOTAL NET ASSETS (100.00%)             $33,475,053
                                                                       -------------


/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (95.59%)
AEROSPACE & DEFENSE EQUIPMENT (0.14%)
                                                                        $
 Goodrich                                              3,575                 50,300
APPAREL MANUFACTURERS (1.15%)
 Jones Apparel Group /1/                               3,800                108,376
 Liz Claiborne                                         3,200                104,096
 VF                                                    4,900                192,766
                                                                            405,238
APPLIANCES (0.39%)
 Whirlpool                                             2,575                137,737
AUTO-CARS & LIGHT TRUCKS (0.93%)
 General Motors                                        9,100                328,055
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.05%)
 Autoliv                                               5,300                128,790
 Dana                                                  9,900                 91,971
 Delphi Automotive Systems                            21,100                177,240
 Lear /1/                                              3,700                147,038
 Magna International                                   3,000                175,890
                                                                            720,929
BROADCASTING SERVICES & PROGRAMMING (0.16%)
 Liberty Media /1/                                     5,000                 55,000
BUILDING-RESIDENTIAL & COMMERCIAL (0.82%)
 Centex                                                1,300                 85,826
 Pulte                                                 3,500                202,965
                                                                            288,791
CABLE TV (2.06%)
 Comcast /1/                                          22,711                724,708
CELLULAR TELECOMMUNICATIONS (0.71%)
 AT&T Wireless Services /1/                           38,600                249,356
CHEMICALS-DIVERSIFIED (3.08%)
 Dow Chemical                                         11,600                378,624
 E. I. Du Pont de Nemours                              8,750                372,137
 Lyondell Chemical                                     9,600                139,680
 PPG Industries                                        4,000                194,040
                                                                          1,084,481
CHEMICALS-SPECIALTY (0.71%)
 Cabot                                                 3,400                 94,758
 Eastman Chemical                                      1,100                 33,583
 Lubrizol                                              3,000                 94,830
 Millennium Chemicals                                  2,000                 27,820
                                                                            250,991
COATINGS & PAINT (0.32%)
 Sherwin-Williams                                      4,000                111,520
COMMERCIAL BANKS (1.71%)
 Amsouth Bancorp                                       8,300                174,715
 Regions Financial                                     6,150                207,316
 SouthTrust                                            3,600                 96,700
 UnionBanCal                                           3,050                123,220
                                                                            601,951
COMPUTER SERVICES (0.19%)
 Electronic Data Systems                               3,675                 66,701
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS (2.38%)
                                                                        $
 Hewlett-Packard                                      32,500                529,750
 International Business Machines                       3,650                309,885
                                                                            839,635
COMPUTERS-MEMORY DEVICES (0.09%)
 Quantum /1/                                           8,800                 30,360
CONSUMER PRODUCTS-MISCELLANEOUS (0.36%)
 Fortune Brands                                        2,650                128,260
CONTAINERS-METAL & GLASS (0.05%)
 Owens-Illinois /1/                                    2,000                 17,780
CONTAINERS-PAPER & PLASTIC (0.33%)
 Smurfit-Stone Container /1/                           6,200                 87,234
 Sonoco Products                                       1,300                 28,405
                                                                            115,639
COSMETICS & TOILETRIES (0.43%)
 Procter & Gamble                                      1,700                152,745
DISTRIBUTION-WHOLESALE (1.00%)
 Genuine Parts                                         5,800                185,426
 Ingram Micro /1/                                      8,700                 87,000
 Tech Data /1/                                         3,300                 79,200
                                                                            351,626
DIVERSIFIED FINANCIAL SERVICES (3.80%)
 Citigroup                                            34,100              1,338,425
DIVERSIFIED MANUFACTURING OPERATIONS (1.13%)
 Cooper Industries                                     3,800                140,980
 Eaton                                                 2,600                213,382
 FMC /1/                                               2,500                 45,300
                                                                            399,662
ELECTRIC-INTEGRATED (4.47%)
 Alliant Energy                                        6,000                105,360
 Ameren                                                4,200                172,116
 American Electric Power                               6,550                172,789
 Cinergy                                               5,500                187,770
 CMS Energy                                            9,350                 58,251
 Consolidated Edison                                   4,575                177,830
 Constellation Energy Group                            6,100                178,608
 Entergy                                               5,100                237,711
 PPL                                                   5,300                191,860
 Puget Energy                                          4,400                 92,928
                                                                          1,575,223
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.29%)
 Solectron /1/                                        32,600                103,994
ELECTRONIC CONNECTORS (0.06%)
 Thomas & Betts /1/                                    1,300                 20,553
ELECTRONIC PARTS DISTRIBUTION (0.18%)
 Arrow Electronics /1/                                 2,000                 33,760
 Avnet /1/                                             2,300                 29,325
                                                                             63,085
FINANCE-INVESTMENT BANKER & BROKER (2.65%)
 Bear Stearns                                          2,800                187,152
 Lehman Brothers Holdings                              4,750                299,107
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                        $
 Merrill Lynch                                         3,400                139,570
 Morgan Stanley                                        6,900                308,775
                                                                            934,604
FINANCE-MORTGAGE LOAN/BANKER (1.68%)
 Countrywide Credit Industries                         3,500                236,600
 Federal Home Loan Mortgage                            3,000                173,700
 Federal National Mortgage Association                 2,525                182,785
                                                                            593,085
FINANCIAL GUARANTEE INSURANCE (0.97%)
 MBIA                                                  4,600                205,620
 MGIC Investment                                       3,000                136,380
                                                                            342,000
FOOD-CANNED (0.04%)
 Del Monte Foods /1/                                   1,920                 15,264
FOOD-FLOUR & GRAIN (0.36%)
 Archer-Daniels-Midland                               11,625                128,805
FOOD-MEAT PRODUCTS (0.12%)
 Hormel Foods                                          1,800                 41,418
FOOD-MISCELLANEOUS/DIVERSIFIED (1.35%)
 ConAgra Foods                                         8,000                168,000
 H.J. Heinz                                            4,300                128,484
 Sara Lee                                             10,600                177,868
                                                                            474,352
FOOD-RETAIL (0.70%)
 Albertson's                                           5,200                103,272
 Kroger /1/                                           10,100                144,430
                                                                            247,702
FOOD-WHOLESALE & DISTRIBUTION (0.14%)
 Supervalu                                             3,000                 49,410
HOME DECORATION PRODUCTS (0.30%)
 Newell Rubbermaid                                     3,500                106,680
HOME FURNISHINGS (0.46%)
 Leggett & Platt                                       7,800                161,070
INDEPENDENT POWER PRODUCER (0.25%)
 Reliant Resources /1/                                15,400                 86,548
INDUSTRIAL GASES (0.25%)
 Praxair                                               1,500                 87,120
INSURANCE BROKERS (0.45%)
 Aon                                                   7,100                157,336
LIFE & HEALTH INSURANCE (0.13%)
 Torchmark                                             1,225                 47,469
MEDICAL PRODUCTS (0.10%)
 Becton Dickinson                                      1,000                 35,400
MEDICAL-DRUGS (2.83%)
 Abbott Laboratories                                     800                 32,504
 Bristol-Myers Squibb                                  6,400                163,456
 Merck                                                 9,250                538,165
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                        $
 Schering-Plough                                      14,500                262,450
                                                                            996,575
MEDICAL-HMO (1.24%)
 Aetna                                                 2,800                139,440
 Health Net /1/                                        6,700                174,803
 Humana /1/                                           11,000                121,550
                                                                            435,793
MONEY CENTER BANKS (3.98%)
 Bank of America                                      15,200              1,125,560
 JP Morgan Chase                                       9,400                275,890
                                                                          1,401,450
MULTI-LINE INSURANCE (3.74%)
 Allstate                                             10,500                396,795
 American International Group                          5,889                341,268
 Cigna                                                 4,775                249,732
 MetLife                                               8,450                242,769
 Old Republic International                            2,800                 85,680
                                                                          1,316,244
MULTIMEDIA (0.56%)
 AOL Time Warner /1/                                   2,900                 39,672
 Viacom /1/                                            2,500                108,525
 Walt Disney                                           2,700                 50,382
                                                                            198,579
OIL COMPANY-INTEGRATED (9.45%)
 Amerada Hess                                          3,900                176,085
 ChevronTexaco                                        11,628                730,355
 ConocoPhillips                                        8,797                442,489
 Exxon Mobil                                          49,000              1,724,800
 Occidental Petroleum                                  8,600                256,710
                                                                          3,330,439
OIL REFINING & MARKETING (0.85%)
 Ashland                                               4,100                121,565
 Valero Energy                                         4,800                176,400
                                                                            297,965
PAPER & RELATED PRODUCTS (1.92%)
 Boise Cascade                                         4,000                 91,880
 Georgia-Pacific                                      12,550                193,772
 International Paper                                   4,100                146,575
 MeadWestvaco                                          7,540                177,869
 Temple-Inland                                         1,500                 67,950
                                                                            678,046
POULTRY (0.31%)
 Tyson Foods                                          11,335                109,156
POWER CONVERTER & SUPPLY EQUIPMENT (0.26%)
 Hubbell                                               2,900                 93,090
PRINTING-COMMERCIAL (0.43%)
 R.R. Donnelley & Sons                                 7,600                153,216
PROPERTY & CASUALTY INSURANCE (2.53%)
 ACE                                                   2,800                 92,624
 Chubb                                                 3,450                182,471
 St. Paul                                              7,125                244,672
 Travelers Property Casualty                           9,562                155,191
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
                                                                        $
 Travelers Property Casualty                           2,387                 38,789
 XL Capital                                            2,150                176,945
                                                                            890,692
REGIONAL BANKS (9.17%)
 Bank One                                              8,300                299,215
 Comerica                                              4,600                200,146
 FleetBoston Financial                                14,687                389,499
 Huntington Bancshares                                10,300                200,438
 KeyCorp                                               9,650                232,662
 National City                                         9,950                298,102
 Suntrust Banks                                        4,600                263,212
 U.S. Bancorp                                         15,997                354,334
 Union Planters                                        3,562                101,659
 Wachovia                                             16,100                615,181
 Wells Fargo                                           5,750                277,495
                                                                          3,231,943
RETAIL-DISCOUNT (0.32%)
 TJX                                                   5,800                111,650
RETAIL-MAJOR DEPARTMENT STORE (1.40%)
 May Department Stores                                10,400                224,848
 Sears Roebuck                                         9,500                269,230
                                                                            494,078
RETAIL-OFFICE SUPPLIES (0.50%)
 Office Depot /1/                                     13,900                175,974
RETAIL-REGIONAL DEPARTMENT STORE (0.60%)
 Federated Department Stores /1/                       6,900                211,278
RETAIL-RESTAURANTS (0.83%)
 McDonald's                                           11,750                200,925
 Wendy's International                                 3,100                 90,024
                                                                            290,949
SAVINGS & LOANS-THRIFTS (2.24%)
 Charter One Financial                                 2,039                 59,233
 Golden West Financial                                 3,200                241,344
 Washington Mutual                                    12,387                489,286
                                                                            789,863
TELECOMMUNICATION EQUIPMENT (1.35%)
 Nortel Networks /1/                                 130,800                337,464
 Tellabs /1/                                          22,300                137,814
                                                                            475,278
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.87%)
 Corning /1/                                          56,500                306,230
TELECOMMUNICATION SERVICES (0.26%)
 Avaya /1/                                            23,600                 92,040
TELEPHONE-INTEGRATED (6.52%)
 AT&T                                                 17,400                296,670
 BellSouth                                            20,400                519,996
 Qwest Communications International                   31,300                118,001
 SBC Communications                                   25,800                602,688
 Sprint                                               19,600                225,596
 Sprint PCS /1/                                       11,000                 38,500
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                        $
 Verizon Communications                               13,300                497,154
                                                                          2,298,605
TOBACCO (1.56%)
 Altria Group                                         12,150                373,734
 UST                                                   5,600                175,448
                                                                            549,182
TOOLS-HAND HELD (0.40%)
 Black & Decker                                        2,300                 94,875
 Snap-On                                               1,600                 46,960
                                                                            141,835
TRANSPORT-RAIL (2.53%)
 Burlington Northern Santa Fe                          9,050                254,848
 CSX                                                   7,600                243,048
 Norfolk Southern                                     11,300                239,673
 Union Pacific                                         2,575                153,264
                                                                            890,833
                                        TOTAL COMMON STOCKS              33,681,991
                                                                        -----------

                       TOTAL PORTFOLIO INVESTMENTS (95.59%)              33,681,991
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (4.41%)                                                                  1,552,265
                                 TOTAL NET ASSETS (100.00%)             $35,234,256
                                                                        -------------

1    Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (97.95%)
ADVERTISING AGENCIES (0.71%)
                                                                       $
 Interpublic Group                                   11,830                134,862
ADVERTISING SALES (0.52%)
 Lamar Advertising /1/                                2,750                 98,780
ADVERTISING SERVICES (0.78%)
 Getty Images /1/                                     4,370                147,924
APPAREL MANUFACTURERS (0.79%)
 Coach /1/                                            3,420                148,804
APPLICATIONS SOFTWARE (0.73%)
 Mercury Interactive /1/                              4,090                138,815
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.86%)
 Navistar International /1/                           5,830                162,657
BEVERAGES-NON-ALCOHOLIC (0.95%)
 Coca-Cola Enterprises                                9,270                180,672
BUILDING PRODUCTS-AIR & HEATING (0.63%)
 American Standard /1/                                1,680                119,599
BUILDING-MAINTENANCE & SERVICE (0.98%)
 Ecolab                                               3,640                185,968
CABLE TV (0.44%)
 Cablevision Systems /1/                              3,680                 82,506
CASINO SERVICES (0.79%)
 International Game Technology /1/                    1,730                149,299
CELLULAR TELECOMMUNICATIONS (0.78%)
 Nextel Communications /1/                           10,040                148,492
CHEMICALS-SPECIALTY (0.49%)
 Cabot Microelectronics /1/                           2,160                 93,355
CIRCUIT BOARDS (0.43%)
 Jabil Circuit /1/                                    4,300                 80,410
COMMERCIAL BANKS (0.45%)
 Commerce Bancorp.                                    2,070                 84,187
COMMERCIAL SERVICES (1.55%)
 Alliance Data Systems /1/                            4,020                 84,420
 Corporate Executive Board /1/                        2,390                 97,966
 Weight Watchers International /1/                    2,380                111,812
                                                                           294,198
COMPUTER GRAPHICS (0.88%)
 Pixar /1/                                            2,860                166,995
COMPUTER SERVICES (2.22%)
 Affiliated Computer Services /1/                     2,810                134,037
 BISYS Group /1/                                      6,560                110,733
 Sungard Data Systems /1/                             8,160                175,440
                                                                           420,210
COMPUTERS-MEMORY DEVICES (1.53%)
 Veritas Software /1/                                13,160                289,652
COMPUTERS-PERIPHERAL EQUIPMENT (1.35%)
 Electronics for Imaging /1/                          3,530                 67,776
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (CONTINUED)
                                                                       $
 Lexmark International /1/                            2,520                187,765
                                                                           255,541
CONSULTING SERVICES (0.37%)
 FTI Consulting /1/                                   1,550                 70,138
CONTAINERS-METAL & GLASS (0.50%)
 Ball                                                 1,690                 94,910
DATA PROCESSING & MANAGEMENT (0.84%)
 Fiserv /1/                                           5,430                159,859
DENTAL SUPPLIES & EQUIPMENT (0.76%)
 Dentsply International                               3,865                144,744
DIAGNOSTIC EQUIPMENT (0.48%)
 Cytyc /1/                                            6,810                 89,892
DISTRIBUTION-WHOLESALE (0.38%)
 Fastenal                                             2,090                 72,293
DIVERSIFIED MANUFACTURING OPERATIONS (0.74%)
 Danaher                                              2,040                140,719
E-COMMERCE-PRODUCTS (1.04%)
 Amazon.com /1/                                       6,860                196,676
E-MARKETING-INFORMATION (0.55%)
 DoubleClick /1/                                     12,020                103,372
ELECTRIC PRODUCTS-MISCELLANEOUS (0.59%)
 Molex                                                4,820                112,499
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.86%)
 Sanmina /1/                                         33,870                162,576
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.64%)
 Applied Micro Circuits /1/                           6,790                 30,419
 Cree /1/                                             5,230                104,339
 Fairchild Semiconductor International /1/           10,330                122,617
 Micron Technology /1/                               13,690                116,365
 National Semiconductor /1/                           6,980                130,735
 PMC - Sierra /1/                                    17,860                147,345
 QLogic /1/                                           3,170                139,448
 Silicon Laboratories /1/                             3,100                 88,195
                                                                           879,463
ELECTRONIC FORMS (1.30%)
 Adobe Systems                                        7,140                246,758
ENTERPRISE SOFTWARE & SERVICE (1.07%)
 BEA Systems /1/                                     18,990                203,383
ENTERTAINMENT SOFTWARE (1.41%)
 Electronic Arts /1/                                  4,500                266,715
FIDUCIARY BANKS (0.46%)
 Investors Financial Services                         3,970                 86,586
FINANCE-CREDIT CARD (0.90%)
 Providian Financial /1/                             23,060                169,952
FINANCE-INVESTMENT BANKER & BROKER (2.28%)
 Bear Stearns                                         2,920                195,173
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                       $
 Legg Mason                                           4,360                236,748
                                                                           431,921
FOOD-CONFECTIONERY (0.70%)
 Hershey Foods                                        2,030                132,457
FOOD-RETAIL (0.96%)
 Whole Foods Market /1/                               3,070                182,235
FOOD-WHOLESALE & DISTRIBUTION (0.51%)
 Performance Food Group /1/                           2,760                 96,821
HEALTH CARE COST CONTAINMENT (1.01%)
 Caremark Rx /1/                                      9,640                191,932
HOTELS & MOTELS (0.96%)
 Starwood Hotels & Resorts Worldwide                  6,740                180,902
HUMAN RESOURCES (1.13%)
 Manpower                                             6,510                214,049
INTERNET SECURITY (1.40%)
 VeriSign /1/                                        21,300                264,546
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.33%)
 Affiliated Managers Group /1/                        3,580                165,790
 Neuberger Berman                                     2,790                 85,653
                                                                           251,443
LASERS-SYSTEMS & COMPONENTS (0.67%)
 Cymer /1/                                            4,420                126,191
LOTTERY SERVICES (0.63%)
 Gtech Holdings /1/                                   3,550                119,529
MEDICAL INSTRUMENTS (2.17%)
 Biomet                                               4,120                125,495
 St. Jude Medical /1/                                 5,450                285,907
                                                                           411,402
MEDICAL PRODUCTS (2.40%)
 Henry Schein /1/                                     3,200                138,080
 Varian Medical Systems /1/                           3,310                178,277
 Zimmer Holdings /1/                                  2,930                137,417
                                                                           453,774
MEDICAL STERILIZATION PRODUCT (0.31%)
 Steris /1/                                           2,620                 59,474
MEDICAL-BIOMEDICAL/GENE (0.61%)
 Idec Pharmaceuticals /1/                             3,510                114,953
MEDICAL-DRUGS (5.71%)
 Allergan                                             3,590                252,197
 Cephalon /1/                                         2,320                 94,749
 King Pharmaceuticals /1/                             8,210                103,528
 Medicis Pharmaceutical /1/                           4,290                247,276
 Medimmune /1/                                       10,871                383,420
                                                                         1,081,170
MEDICAL-GENERIC DRUGS (0.69%)
 Pharmaceutical Resources /1/                         2,970                130,531
MEDICAL-HMO (4.40%)
 Anthem /1/                                           5,360                367,910
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (CONTINUED)
                                                                       $
 Mid Atlantic Medical Services /1/                    3,890                169,410
 Wellpoint Health Networks /1/                        3,910                296,925
                                                                           834,245
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.86%)
 AmerisourceBergen                                    2,820                163,137
METAL-COPPER (0.41%)
 Phelps Dodge /1/                                     2,510                 78,287
NETWORKING PRODUCTS (2.25%)
 Emulex /1/                                           4,370                 89,541
 Juniper Networks /1/                                17,190                175,682
 Network Appliance /1/                               12,070                160,290
                                                                           425,513
OIL & GAS DRILLING (1.05%)
 Ensco International                                  2,820                 71,628
 Patterson-UTI Energy /1/                             3,860                127,727
                                                                           199,355
OIL COMPANY-EXPLORATION & PRODUCTION (1.10%)
 Pogo Producing                                       2,390                 94,644
 XTO Energy                                           5,850                114,075
                                                                           208,719
OIL-FIELD SERVICES (1.52%)
 BJ Services /1/                                      4,930                179,994
 Halliburton                                          5,000                107,050
                                                                           287,044
PIPELINES (1.20%)
 Kinder Morgan                                        3,210                150,934
 Williams                                            10,910                 75,825
                                                                           226,759
RADIO (0.90%)
 Westwood One /1/                                     4,870                169,963
REINSURANCE (0.51%)
 Endurance Specialty Holdings                         3,520                 96,800
RETAIL-APPAREL & SHOE (1.52%)
 Abercrombie & Fitch /1/                              4,520                148,618
 Chico's FAS /1/                                      5,750                139,955
                                                                           288,573
RETAIL-BEDDING (1.01%)
 Bed Bath & Beyond /1/                                4,840                191,228
RETAIL-COMPUTER EQUIPMENT (1.10%)
 CDW Computer Centers /1/                             4,880                208,083
RETAIL-CONSUMER ELECTRONICS (0.50%)
 Best Buy /1/                                         2,720                 94,058
RETAIL-JEWELRY (0.82%)
 Tiffany                                              5,590                155,067
RETAIL-OFFICE SUPPLIES (0.68%)
 Staples /1/                                          6,790                129,282
RETAIL-RESTAURANTS (3.20%)
 Cheesecake Factory /1/                               4,490                141,839
 Darden Restaurants                                   6,620                115,916
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                       $
 Panera Bread /1/                                     3,660                124,550
 Starbucks /1/                                        9,520                223,625
                                                                           605,930
SAVINGS & LOANS-THRIFTS (0.60%)
 Sovereign Bancorp                                    7,340                113,403
SCHOOLS (0.79%)
 Apollo Group /1/                                     2,775                150,402
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.81%)
 Cypress Semiconductor /1/                           17,660                153,995
SEMICONDUCTOR EQUIPMENT (3.49%)
 Kla-Tencor /1/                                       4,970                203,770
 Lam Research /1/                                    11,220                163,027
 Novellus Systems /1/                                 7,530                211,141
 Teradyne /1/                                         7,140                 82,824
                                                                           660,762
TELECOMMUNICATION EQUIPMENT (1.19%)
 Comverse Technology /1/                              9,200                120,244
 Nortel Networks /1/                                 41,050                105,909
                                                                           226,153
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.86%)
 Corning /1/                                         34,260                185,689
 JDS Uniphase /1/                                    51,550                166,507
                                                                           352,196
TELECOMMUNICATION SERVICES (0.60%)
 Citizens Communications /1/                         10,460                114,328
TELEVISION (1.25%)
 Univision Communications /1/                         7,800                236,184
THERAPEUTICS (4.11%)
 Gilead Sciences /1/                                  8,940                412,492
 Neurocrine Biosciences /1/                           4,300                194,575
 Trimeris /1/                                         3,870                171,789
                                                                           778,856
TOYS (0.48%)
 LeapFrog Enterprises /1/                             3,430                 91,581
TRANSPORT-SERVICES (0.38%)
 Expeditors International of Washington               1,980                 71,991
WEB PORTALS (1.14%)
 Yahoo /1/                                            8,730                216,329
                                       TOTAL COMMON STOCKS              18,555,014
                                                                       -----------

                      TOTAL PORTFOLIO INVESTMENTS (97.95%)              18,555,014
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (2.05%)                                                                   387,922
                                TOTAL NET ASSETS (100.00%)             $18,942,936
                                                                       -------------


/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                 PRINCIPAL PARTNERS SMALLCAP GROWTH FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (94.46%)
APPLICATIONS SOFTWARE (0.65%)
                                                                       $
 Mercury Interactive /1/                              1,500                50,910
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.24%)
 American Axle & Manufacturing Holdings /1/           3,900                97,188
BEVERAGES-NON-ALCOHOLIC (1.07%)
 Cott /1/                                             4,600                84,410
BEVERAGES-WINE & SPIRITS (1.60%)
 Constellation Brands /1/                             4,700               126,007
BUILDING-RESIDENTIAL & COMMERCIAL (1.62%)
 Hovnanian Enterprises /1/                            1,400                55,720
 NVR /1/                                                200                71,550
                                                                          127,270
CHEMICALS-SPECIALTY (1.10%)
 Albemarle                                            3,200                86,400
CIRCUIT BOARDS (1.35%)
 Benchmark Electronics /1/                            4,100               106,395
COLLECTIBLES (0.62%)
 Action Performance                                   2,639                48,795
COMMERCIAL BANKS (4.20%)
 Greater Bay Bancorp                                  2,000                32,000
 Sterling Bancshares                                  6,600                78,579
 UCBH Holdings                                        8,620               219,293
                                                                          329,872
COMPUTER SERVICES (4.74%)
 CACI International /1/                               4,690               163,821
 Cognizant Technology Solutions /1/                   7,830               140,627
 Factset Research Systems                             1,940                67,512
                                                                          371,960
DATA PROCESSING & MANAGEMENT (2.39%)
 Fair, Isaac                                          3,600               187,488
DENTAL SUPPLIES & EQUIPMENT (2.15%)
 Patterson Dental /1/                                 4,200               168,714
DIVERSIFIED MANUFACTURING OPERATIONS (2.70%)
 A.O. Smith                                           3,700               110,334
 ESCO Technologies /1/                                2,600               101,946
                                                                          212,280
DRUG DELIVERY SYSTEMS (1.16%)
 Penwest Pharmaceuticals /1/                          5,000                91,150
E-SERVICES-CONSULTING (0.40%)
 Websense /1/                                         2,200                31,394
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.51%)
 Planar Systems /1/                                   6,760               118,908
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.02%)
 Cree /1/                                             2,400                47,880
 Intersil Holding /1/                                 3,900                72,150
 Omnivision Technologies /1/                          1,600                38,848
                                                                          158,878
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC DESIGN AUTOMATION (0.94%)
                                                                       $
 Verisity /1/                                         6,300                73,899
ELECTRONICS-MILITARY (0.67%)
 Engineered Support Systems                           1,520                52,790
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (1.43%)
 EMCOR Group /1/                                      2,200               112,354
ENTERTAINMENT SOFTWARE (0.66%)
 THQ /1/                                              3,680                51,998
FIDUCIARY BANKS (1.42%)
 Investors Financial Services                         5,100               111,231
FOOD-WHOLESALE & DISTRIBUTION (1.30%)
 Performance Food Group /1/                           2,900               101,732
INDUSTRIAL AUTOMATION & ROBOTS (1.45%)
 Cognex /1/                                           5,200               113,828
INSTRUMENTS-SCIENTIFIC (0.77%)
 Fisher Scientific International /1/                  2,100                60,501
INSURANCE BROKERS (1.37%)
 Hilb, Rogal & Hamilton                               1,530                54,392
 Hub International                                    3,600                52,956
                                                                          107,348
INTERNET INFRASTRUCTURE EQUIPMENT (0.87%)
 Avocent /1/                                          2,300                68,126
MACHINERY-PUMPS (0.75%)
 Flowserve /1/                                        3,800                58,672
MEDICAL INSTRUMENTS (1.49%)
 Advanced Neuromodulation Systems /1/                 2,800               117,236
MEDICAL-BIOMEDICAL/GENE (1.07%)
 Affymetrix /1/                                       1,600                29,680
 InterMune /1/                                        1,000                20,330
 Telik /1/                                            2,600                34,190
                                                                           84,200
MEDICAL-DRUGS (0.78%)
 SICOR /1/                                            3,400                60,962
MEDICAL-HOSPITALS (0.63%)
 Province Healthcare /1/                              4,983                49,830
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.45%)
 Odyssey HealthCare /1/                               4,400               113,696
MISCELLANEOUS INVESTING (2.13%)
 Mills                                                2,700                86,292
 Ventas                                               6,200                80,600
                                                                          166,892
NETWORKING PRODUCTS (0.86%)
 Foundry Networks /1/                                 6,200                67,456
OFFICE SUPPLIES & FORMS (1.31%)
 Moore /1/                                            9,000               102,780
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (1.14%)
                                                                       $
 Patterson-UTI Energy /1/                             2,700                89,343
OIL COMPANY-EXPLORATION & PRODUCTION (2.31%)
 Patina Oil & Gas                                     2,700                93,231
 Quicksilver Resources /1/                            3,800                87,856
                                                                          181,087
OIL-FIELD SERVICES (1.56%)
 Tetra Technologies /1/                               4,600               122,360
PHYSICIAN PRACTICE MANAGEMENT (1.78%)
 Pediatrix Medical Group /1/                          4,380               139,591
PROPERTY & CASUALTY INSURANCE (0.68%)
 RLI                                                  1,800                53,190
PUBLICLY TRADED INVESTMENT FUND (1.82%)
 iShares Russell 2000 Index Fund                      1,800               142,902
RADIO (1.92%)
 Cumulus Media /1/                                    6,300               108,612
 Salem Communications /1/                             2,000                42,120
                                                                          150,732
REAL ESTATE MANAGEMENT & SERVICES (0.86%)
 Jones Lang LaSalle /1/                               4,500                67,815
RESEARCH & DEVELOPMENT (1.27%)
 Pharmaceutical Product Development /1/               3,800                99,446
RESPIRATORY PRODUCTS (0.72%)
 ResMed /1/                                           1,535                56,304
RETAIL-APPAREL & SHOE (2.72%)
 Aeropostale /1/                                        800                14,400
 Chico's FAS /1/                                      8,200               199,588
                                                                          213,988
RETAIL-AUTOMOBILE (1.10%)
 Copart /1/                                          10,200                86,088
RETAIL-COMPUTER EQUIPMENT (0.87%)
 Electronics Boutique Holdings /1/                    3,637                68,012
RETAIL-PET FOOD & SUPPLIES (1.35%)
 PETCO Animal Supplies /1/                            5,000               105,650
RETAIL-RESTAURANTS (2.57%)
 Panera Bread /1/                                     2,750                93,583
 Ruby Tuesday                                         5,500               108,350
                                                                          201,933
RETAIL-SPORTING GOODS (0.78%)
 Gart Sports /1/                                      2,600                60,918
SAVINGS & LOANS-THRIFTS (5.98%)
 BankUnited Financial /1/                             5,900               111,451
 First Niagara Financial Group                        2,400                29,160
 Harbor Florida Bancshares                            2,300                61,249
 New York Community Bancorp                           7,700               267,344
                                                                          469,204
SCHOOLS (3.83%)
 Career Education /1/                                 5,000               300,650
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.43%)
                                                                       $
 Exar /1/                                             5,350                78,913
 Pericom Semiconductor /1/                            3,900                33,072
                                                                          111,985
SEMICONDUCTOR EQUIPMENT (0.63%)
 Rudolph Technologies /1/                             3,300                49,863
SEMICONDUCTORS (0.81%)
 Artisan Components /1/                               3,200                63,264
SOFTWARE TOOLS (0.82%)
 Borland Software /1/                                 7,076                64,179
THERAPEUTICS (3.37%)
 Amylin Pharmaceuticals /1/                           2,100                40,215
 Isis Pharmaceuticals /1/                             5,900                32,627
 Neurocrine Biosciences /1/                           2,161                97,785
 NPS Pharmaceuticals /1/                              2,900                55,245
 Sangstat Medical /1/                                 3,100                39,060
                                                                          264,932
TOYS (0.92%)
 LeapFrog Enterprises /1/                             2,700                72,090
TRANSPORT-SERVICES (0.88%)
 UTI Worldwide                                        2,300                69,230
WEB PORTALS (0.47%)
 Overture Services /1/                                3,470                37,129
                                       TOTAL COMMON STOCKS              7,415,435
                                                                       ----------

                      TOTAL PORTFOLIO INVESTMENTS (94.46%)              7,415,435
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (5.54%)                                                                  435,176
                                TOTAL NET ASSETS (100.00%)             $7,850,611
                                                                       ------------

1    Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL REAL ESTATE FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)


                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (97.91%)
APARTMENT REITS (12.57%)
                                                                             $
 Apartment Investment & Management                         24,900                940,224
 Archstone-Smith Trust                                     52,230              1,190,844
 Equity Residential Properties Trust                       57,400              1,487,234
 Home Properties of New York                               24,400                847,412
 United Dominion Realty Trust                              62,800              1,048,132
                                                                               5,513,846
DIVERSIFIED REITS (10.77%)
 Brookfield Properties                                     65,800              1,332,450
 Capital Automotive                                        57,140              1,479,355
 Entertainment Properties Trust                            15,514                418,102
 iShares Cohen & Steers Realty Majors Index Fund            3,000                255,300
 Lexington Corporate Properties Trust                      33,600                579,264
 Liberty Property Trust                                    21,000                657,090
                                                                               4,721,561
FACTORY OUTLET REITS (4.49%)
 Chelsea Property Group                                    49,600              1,967,136
HOTEL REITS (0.71%)
 Host Marriott /1/                                         29,300                226,196
 LaSalle Hotel Properties                                   6,096                 85,283
                                                                                 311,479
MALL REITS (20.97%)
 CBL & Associates Properties                               38,790              1,646,636
 General Growth Properties                                 41,200              2,291,544
 Macerich                                                  15,300                504,900
 Mills                                                     39,800              1,272,008
 Rouse                                                     24,700                858,325
 Simon Property Group                                      71,400              2,621,808
                                                                               9,195,221
MANUFACTURED HOUSING REITS (1.45%)
 Manufactured Home Communities                             19,800                634,392
OFFICE & INDUSTRIAL REITS (25.54%)
 Alexandria Real Estate Equities                           15,259                645,456
 AMB Property                                              17,517                478,214
 Boston Properties                                         43,200              1,693,440
 Centerpoint Properties Trust                              20,518              1,189,018
 Corporate Office Properties Trust                         13,800                210,450
 Cousins Properties                                        27,500                722,150
 Duke-Weeks Realty                                          9,200                252,080
 Equity Office Properties Trust                            80,001              2,077,626
 Prologis Trust                                            88,650              2,281,851
 PS Business Parks                                          8,142                253,297
 SL Green Realty                                           43,300              1,395,559
                                                                              11,199,141
SELF STORAGE REITS (1.64%)
 Public Storage                                            22,400                720,160
SHOPPING CENTER REITS (19.77%)
 Developers Diversified Realty                             81,619              2,056,799
 Kimco Realty                                              53,700              1,943,940
 Pan Pacific Retail Properties                             48,570              1,900,058
 Realty Income                                             21,000                789,600
 Regency Centers                                           11,248                371,184
                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SHOPPING CENTER REITS (CONTINUED)
                                                                             $
 Weingarten Realty Investors                               40,700              1,607,650
                                                                               8,669,231
                                             TOTAL COMMON STOCKS              42,932,167

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.02%)
DIVERSIFIED FINANCIAL SERVICES (2.02%)
 Investment in Joint Trading Account; General
  Electric Capital
                                                       $                     $
  1.35%; 05/01/03                                         887,168                887,168
                                          TOTAL COMMERCIAL PAPER                 887,168
                                                                             -----------

                            TOTAL PORTFOLIO INVESTMENTS (99.80%)              43,819,335
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (0.07%)                    31,764
                                      TOTAL NET ASSETS (100.00%)             $43,851,099
                                                                             -------------



/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PRINCIPAL SMALLCAP FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (95.32%)
ADVERTISING SERVICES (0.53%)
                                                                              $
 R.H. Donnelley /1/                                         13,046                389,554
AEROSPACE & DEFENSE EQUIPMENT (1.63%)
 Curtiss-Wright                                              5,298                319,205
 Moog /1/                                                    9,370                297,966
 United Defense Industries /1/                              23,374                570,793
                                                                                1,187,964
APPLICATIONS SOFTWARE (0.83%)
 Pinnacle Systems /1/                                       36,349                343,498
 Progress Software /1/                                      13,566                264,401
                                                                                  607,899
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.72%)
 American Axle & Manufacturing
  Holdings /1/                                              21,109                526,036
BUILDING-RESIDENTIAL & COMMERCIAL (0.62%)
 Ryland Group                                                8,341                452,332
CHEMICALS-DIVERSIFIED (1.37%)
 Georgia Gulf                                               21,006                474,735
 Hercules /1/                                               51,485                522,573
                                                                                  997,308
CHEMICALS-PLASTICS (0.55%)
 A. Schulman                                                24,713                404,280
CHEMICALS-SPECIALTY (1.14%)
 Crompton                                                   69,093                443,577
 Ferro                                                      16,372                387,034
                                                                                  830,611
COMMERCIAL BANKS (5.76%)
 Community First Bankshares                                 16,139                434,478
 First Midwest Bancorp                                      14,004                387,771
 First Republic Bank /1/                                    15,857                398,011
 Gold Banc                                                  46,646                410,485
 Greater Bay Bancorp                                        25,244                403,904
 Local Financial /1/                                        33,362                500,430
 Sky Financial Group                                        29,450                593,712
 South Financial Group                                      27,390                671,055
 Whitney Holding                                            11,739                396,543
                                                                                4,196,389
COMMERCIAL SERVICES (0.61%)
 Corporate Executive Board /1/                              10,915                447,406
COMPUTER SERVICES (1.27%)
 Anteon International /1/                                   20,491                485,227
 CACI International /1/                                     12,562                438,791
                                                                                  924,018
COMPUTERS-INTEGRATED SYSTEMS (0.89%)
 Cray /1/                                                   38,004                286,930
 Kronos /1/                                                  7,899                360,353
                                                                                  647,283
COMPUTERS-MEMORY DEVICES (1.14%)
 Hutchison Technology /1/                                   16,269                384,599
 Maxtor /1/                                                 81,656                449,108
                                                                                  833,707
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.63%)
                                                                              $
 Electronics for Imaging /1/                                23,865                458,208
DATA PROCESSING & MANAGEMENT (1.08%)
 FileNet /1/                                                28,214                434,213
 Global Payments                                            11,274                349,607
                                                                                  783,820
DENTAL SUPPLIES & EQUIPMENT (0.15%)
 Sybron Dental Specialties /1/                               5,555                113,044
DIAGNOSTIC KITS (1.21%)
 Biosite Diagnostics /1/                                     6,699                285,913
 Idexx Laboratories /1/                                     15,343                598,377
                                                                                  884,290
DISTRIBUTION-WHOLESALE (1.09%)
 Aviall /1/                                                 50,764                416,265
 Owens & Minor                                              20,381                379,086
                                                                                  795,351
DIVERSIFIED MANUFACTURING OPERATIONS (2.22%)
 A.O. Smith                                                 18,947                564,999
 Carlisle                                                    6,021                273,113
 Griffon /1/                                                27,287                371,649
 Pittston Brink's Group                                     24,404                311,151
 Tredegar                                                    7,312                 94,032
                                                                                1,614,944
E-MARKETING-INFORMATION (0.37%)
 Digital River /1/                                          15,948                266,651
ELECTRIC PRODUCTS-MISCELLANEOUS (0.63%)
 Ametek                                                     12,134                457,452
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.70%)
 DSP Group /1/                                              17,402                363,702
 Methode Electronics                                        41,291                433,555
 OSI Systems /1/                                            29,244                442,462
                                                                                1,239,719
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.17%)
 International Rectifier /1/                                18,947                428,581
 Zoran /1/                                                  24,008                427,103
                                                                                  855,684
ELECTRONIC MEASUREMENT INSTRUMENTS (1.08%)
 Analogic                                                    6,171                294,665
 Flir Systems /1/                                            9,422                490,698
                                                                                  785,363
ELECTRONICS-MILITARY (0.63%)
 Engineered Support Systems                                 13,232                459,547
ENGINES-INTERNAL COMBUSTION (0.96%)
 Briggs & Stratton                                          15,518                700,483
ENTERPRISE SOFTWARE & SERVICE (1.82%)
 JDA Software Group /1/                                     27,699                311,891
 ManTech International /1/                                  20,156                314,434
 Novell /1/                                                117,798                323,944
 Packeteer /1/                                              28,626                374,428
                                                                                1,324,697
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERTAINMENT SOFTWARE (0.38%)
                                                                              $
 Take-Two Interactive Software /1/                          12,271                276,098
FINANCE-MORTGAGE LOAN/BANKER (0.46%)
 American Home Mortgage Holdings                            27,596                336,671
FOOD-MISCELLANEOUS/DIVERSIFIED (1.61%)
 American Italian Pasta /1/                                 11,121                490,436
 Corn Products International                                 6,891                205,903
 Ralcorp Holdings /1/                                       19,050                474,345
                                                                                1,170,684
FOOD-WHOLESALE & DISTRIBUTION (0.77%)
 Fresh Del Monte Produce                                    28,632                557,751
FOOTWEAR & RELATED APPAREL (0.42%)
 Wolverine World Wide                                       16,681                307,598
GARDEN PRODUCTS (0.70%)
 Toro                                                       13,592                507,118
GAS-DISTRIBUTION (2.67%)
 Energen                                                    17,505                574,164
 New Jersey Resources                                       11,224                384,422
 Northwest Natural                                          18,741                484,080
 Southern Union /1/                                         36,246                505,632
                                                                                1,948,298
HEALTHCARE-PRODUCTS (0.35%)
 ZOLL Medical /1/                                            7,929                256,107
HOME FURNISHINGS (0.45%)
 Furniture Brands International /1/                         13,768                326,990
IDENTIFICATION SYSTEM-DEVELOPMENT (0.29%)
 Paxar /1/                                                  20,691                213,738
INSTRUMENTS-SCIENTIFIC (0.65%)
 Varian /1/                                                 15,034                475,225
INTERNET FINANCIAL SERVICES (0.91%)
 IndyMac Bancorp                                            29,710                661,939
INVESTMENT COMPANIES (0.65%)
 American Capital Strategies                                19,564                474,623
LASERS-SYSTEMS & COMPONENTS (1.17%)
 Coherent /1/                                               22,448                516,304
 Cymer /1/                                                  11,759                335,719
                                                                                  852,023
LIFE & HEALTH INSURANCE (1.30%)
 Reinsurance Group of America                               20,388                584,116
 UICI /1/                                                   30,511                363,081
                                                                                  947,197
MACHINERY-CONSTRUCTION & MINING (0.80%)
 Terex /1/                                                  35,182                582,262
MACHINERY-FARM (0.67%)
 AGCO /1/                                                   26,772                487,518
MACHINERY-GENERAL INDUSTRY (1.25%)
 Albany International                                       27,596                655,129
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-GENERAL INDUSTRY (CONTINUED)
                                                                              $
 Tecumseh Products                                           6,368                256,248
                                                                                  911,377
MEDICAL INSTRUMENTS (0.50%)
 Techne /1/                                                 16,372                363,622
MEDICAL PRODUCTS (0.91%)
 Cyberonics /1/                                             12,000                273,960
 INAMED /1/                                                 10,503                391,657
                                                                                  665,617
MEDICAL STERILIZATION PRODUCT (0.60%)
 Steris /1/                                                 19,358                439,427
MEDICAL-BIOMEDICAL/GENE (1.46%)
 Bio-Rad Laboratories /1/                                    9,164                428,417
 Cambrex                                                    15,757                274,172
 Enzon /1/                                                  26,155                358,846
                                                                                1,061,435
MEDICAL-DRUGS (0.70%)
 Endo Pharmaceuticals Holdings /1/                          12,451                205,691
 Medicis Pharmaceutical /1/                                  5,338                307,682
                                                                                  513,373
MEDICAL-HMO (0.62%)
 Sierra Health Services /1/                                 27,198                451,487
MEDICAL-HOSPITALS (0.56%)
 LifePoint Hospitals /1/                                    20,979                409,510
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.72%)
 Apria Healthcare Group /1/                                 22,345                523,990
METAL PROCESSORS & FABRICATION (2.33%)
 Kaydon                                                     18,741                417,924
 Precision Castparts                                        14,278                395,358
 Quanex                                                     13,798                396,830
 Worthington Industries                                     36,132                485,253
                                                                                1,695,365
METAL-DIVERSIFIED (0.60%)
 Hecla Mining /1/                                          116,872                437,101
MISCELLANEOUS INVESTING (4.34%)
 CBL & Associates Properties                                16,372                694,991
 Chelsea Property Group                                     16,784                665,654
 Entertainment Properties Trust                             12,942                348,787
 MFA Mortgage Investments                                   42,390                397,194
 Newcastle Investment                                       20,182                351,772
 Pan Pacific Retail Properties                               8,363                327,161
 SL Green Realty                                            11,636                375,028
                                                                                3,160,587
NON-HAZARDOUS WASTE DISPOSAL (0.61%)
 Waste Connections /1/                                      13,119                441,323
OIL COMPANY-EXPLORATION & PRODUCTION (2.45%)
 Denbury Resources /1/                                      43,248                458,429
 Forest Oil /1/                                             22,345                464,329
 Houston Exploration /1/                                    15,754                440,639
 Tom Brown /1/                                              17,079                418,777
                                                                                1,782,174
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.68%)
                                                                              $
 Varco International /1/                                    28,317                498,096
PAPER & RELATED PRODUCTS (1.15%)
 Boise Cascade                                              19,266                442,540
 Louisiana-Pacific /1/                                      49,220                397,698
                                                                                  840,238
PHARMACEUTICALS (0.44%)
 Cima Labs /1/                                              13,180                318,297
PIPELINES (0.67%)
 Western Gas Resources                                      13,283                487,220
PROPERTY & CASUALTY INSURANCE (2.35%)
 Arch Capital Group /1/                                     18,020                627,276
 PMA Capital                                                33,945                289,890
 RLI                                                        12,346                364,824
 Selective Insurance Group                                  17,196                431,448
                                                                                1,713,438
PUBLICLY TRADED INVESTMENT FUND (3.10%)
 iShares Russell 2000 Index Fund                            14,200              1,127,338
 iShares S&P SmallCap 600 Index Fund                        11,430              1,132,484
                                                                                2,259,822
RACETRACKS (0.61%)
 Penn National Gaming /1/                                   22,654                442,433
RADIO (0.42%)
 Emmis Communications /1/                                   16,300                309,211
REINSURANCE (0.74%)
 Platinum Underwriters Holdings                             20,388                539,263
RESPIRATORY PRODUCTS (0.77%)
 Respironics /1/                                            14,519                557,820
RETAIL-APPAREL & SHOE (2.59%)
 Aeropostale /1/                                            32,301                581,418
 Claire's Stores                                            17,711                460,309
 Mothers Work /1/                                            8,547                214,444
 Stage Stores /1/                                            6,088                127,361
 Urban Outfitters /1/                                       16,993                506,731
                                                                                1,890,263
RETAIL-AUTO PARTS (1.13%)
 CSK Auto /1/                                               48,212                494,173
 PEP Boys-Manny, Moe & Jack                                 38,202                327,009
                                                                                  821,182
RETAIL-COMPUTER EQUIPMENT (0.51%)
 GameStop /1/                                               30,969                370,080
RETAIL-DISCOUNT (0.62%)
 Tuesday Morning /1/                                        19,337                452,099
RETAIL-FABRIC STORE (0.71%)
 Jo-Ann Stores /1/                                          19,770                514,020
RETAIL-RESTAURANTS (2.07%)
 CBRL Group                                                 14,116                450,018
 O'Charley's /1/                                            25,640                518,954
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                              $
 Rare Hospitality International /1/                         18,638                542,925
                                                                                1,511,897
RETAIL-SPORTING GOODS (0.86%)
 Sports Authority /1/                                       72,491                625,597
RETAIL-VIDEO RENTAL (0.57%)
 Hollywood Entertainment /1/                                23,211                411,995
SAVINGS & LOANS-THRIFTS (3.86%)
 BankAtlantic Bancorp                                       31,620                364,262
 Dime Community Bancshares                                  21,727                501,025
 First Federal Capital                                      19,456                367,718
 First Niagara Financial Group                              23,715                288,137
 FirstFed Financial /1/                                     11,533                374,707
 Independence Community Bank                                19,358                506,212
 Webster Financial                                          11,018                413,616
                                                                                2,815,677
SCHOOLS (0.64%)
 Sylvan Learning Systems /1/                                26,578                466,178
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.41%)
 O2Micro International /1/                                  25,741                300,912
SEMICONDUCTOR EQUIPMENT (0.40%)
 Entegris /1/                                               25,640                294,091
STEEL-PRODUCERS (0.65%)
 Steel Dynamics /1/                                         39,350                476,135
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.56%)
 Intermagnetics General /1/                                 20,903                406,145
TELECOMMUNICATION EQUIPMENT (0.45%)
 Arris Group /1/                                            17,606                 68,681
 Tekelec /1/                                                23,810                256,196
                                                                                  324,877
TELECOMMUNICATION SERVICES (0.45%)
 Commonwealth Telephone Enterprises /1/                      8,238                327,461
THERAPEUTICS (1.67%)
 Cell Therapeutics /1/                                      54,780                493,020
 CV Therapeutics /1/                                        21,006                419,700
 Ilex Oncology /1/                                          22,709                304,073
                                                                                1,216,793
TOBACCO (0.77%)
 Universal                                                  14,416                562,945
TRANSPORT-TRUCK (1.31%)
 Heartland Express /1/                                      22,654                521,042
 Roadway Express                                            11,739                435,047
                                                                                  956,089
WEB HOSTING & DESIGN (0.46%)
 Macromedia /1/                                             26,350                332,274
                                              TOTAL COMMON STOCKS              69,464,816

                                                        Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (1.24%)
FINANCE-INVESTMENT BANKER & BROKER (0.62%)
 Goldman Sachs Group /2/ /3/
                                                       $                      $
  1.39%; 10/02/03                                          250,000                250,000
 Lehman Brothers Holdings /3/
  2.02%; 07/15/03                                          204,056                204,056
                                                                                  454,056
MONEY CENTER BANKS (0.62%)
 Bank of America /2/ /3/
  1.35%; 07/07/03                                          250,000                250,041
 JP Morgan Chase /2/ /3/
  1.44%; 05/01/03                                          200,000                200,000
                                                                                  450,041
                                                      TOTAL BONDS                 904,097

                                                        Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.78%)
DIVERSIFIED FINANCIAL SERVICES (3.78%)
 Investment in Joint Trading Account; General
  Electric Capital
  1.35%; 05/01/03                                      $ 2,758,847            $ 2,758,847
                                           TOTAL COMMERCIAL PAPER               2,758,847

                                                        Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (10.40%)
 Barclays Capital; 1.28%; 05/01/03
  (collateralized by Treasury Bill; $621,180;                                 $
  10/02/03) /3/                                        $   609,000                609,000
 Credit Suisse First Boston; 1.34%; 05/01/03
  (collateralized by GNMAs; $6,772,667; 01/15/04
  - 09/15/32) /3/                                        6,674,000              6,674,000
 Citigroup Global Markets Holdings; 1.33%;
  05/01/03 (collateralized by GNMAs; $301,289;
  06/15/28 - 05/15/32) /3/                                 297,000                297,000
                                      TOTAL REPURCHASE AGREEMENTS               7,580,000
                                                                              -----------

                            TOTAL PORTFOLIO INVESTMENTS (110.74%)              80,707,760
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS (-10.74%)               (7,829,131)
                                       TOTAL NET ASSETS (100.00%)             $72,878,629
                                                                              --------------


/1 /Non-income producing security.
/2 /Variable rate.
/3 /Security was purchased with the cash proceeds from securities loans. See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PRINCIPAL UTILITIES FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)


                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (59.92%)
ELECTRIC-INTEGRATED (41.77%)
                                                                             $
 Allegheny Energy                                          68,100                565,230
 Alliant Energy                                            33,900                595,284
 Ameren                                                    13,300                545,034
 American Electric Power                                   50,900              1,342,742
 Consolidated Edison                                       19,266                748,869
 Constellation Energy Group                                80,000              2,342,400
 Dominion Resources                                        66,500              3,935,470
 DTE Energy                                                35,544              1,433,134
 Energy East                                               62,600              1,140,572
 Entergy                                                   75,200              3,505,072
 Exelon                                                    60,900              3,230,136
 FirstEnergy                                               66,804              2,253,299
 FPL Group                                                 34,400              2,093,928
 NiSource                                                 110,025              2,079,473
 Public Service Enterprise Group                           36,200              1,392,614
 Southern                                                  30,045                874,009
 TXU                                                       16,985                338,341
                                                                              28,415,607
ELECTRIC-TRANSMISSION (2.11%)
 National Grid Group                                       43,620              1,432,481
GAS-DISTRIBUTION (4.44%)
 New Jersey Resources                                      50,850              1,741,612
 Peoples Energy                                            32,900              1,278,165
                                                                               3,019,777
TELEPHONE-INTEGRATED (11.60%)
 BellSouth                                                 98,550              2,512,040
 SBC Communications                                        97,250              2,271,760
 Verizon Communications                                    83,214              3,110,539
                                                                               7,894,339
                                             TOTAL COMMON STOCKS              40,762,204

                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (18.93%)
CELLULAR TELECOMMUNICATIONS (2.60%)
 US Cellular                                               65,000              1,764,750
ELECTRIC-DISTRIBUTION (0.78%)
 Yorkshire Capital Trust I                                 20,985                530,921
ELECTRIC-INTEGRATED (7.70%)
 Atlantic Capital Trust II                                  7,400                187,220
 Consolidated Edison                                        7,556                205,901
 DTE Energy Trust I                                         9,140                241,753
 Entergy Louisiana                                         39,580              1,062,327
 KeySpan                                                   14,000                710,500
 OGE Energy Capital Trust I                                18,326                489,487
 Ohio Power                                                 5,550                139,860
 SCE&G Trust I                                             55,500              1,401,375
 SWEPCO Capital I                                          31,710                800,678
                                                                               5,239,101
                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
FINANCE-OTHER SERVICES (1.48%)
                                                                             $
 PSO Capital I                                             15,260                384,552
 TransCanada Capital                                       23,790                618,540
                                                                               1,003,092
GAS-DISTRIBUTION (1.00%)
 AGL Capital Trust II                                      25,385                678,541
MISCELLANEOUS INVESTING (1.72%)
 HRPT Properties Trust                                     45,000              1,170,450
OIL COMPANY-INTEGRATED (0.52%)
 Coastal Finance I                                         17,873                355,137
PIPELINES (1.26%)
 TransCanada PipeLines                                     33,457                858,172
TELEPHONE-INTEGRATED (1.87%)
 ALLTEL                                                     5,000                241,500
 Citizens Communications                                   10,000                227,500
 Telephone & Data Systems                                  30,991                804,526
                                                                               1,273,526
                                          TOTAL PREFERRED STOCKS              12,873,690

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (19.11%)
AUTO-CARS & LIGHT TRUCKS (2.86%)
 Ford Motor
                                                       $                     $
  9.98%; 02/15/47                                       1,825,000              1,949,284
ELECTRIC-INTEGRATED (7.48%)
 Duke Energy
  6.60%; 04/01/22                                       3,250,000              3,394,943
 Georgia Power Capital Trust VI
  4.88%; 11/01/42                                       1,200,000              1,219,661
 TXU Gas Capital I
  2.64%; 07/01/28                                         700,000                471,612
                                                                               5,086,216
OIL COMPANY-INTEGRATED (4.17%)
 Phillips 66 Capital Trust II
  8.00%; 01/15/37                                       2,475,000              2,836,989
PIPELINES (4.60%)
 KN Capital Trust III
  7.63%; 04/15/28                                       2,900,000              3,128,375
                                                     TOTAL BONDS              13,000,864
                                                                             -----------

                            TOTAL PORTFOLIO INVESTMENTS (97.96%)              66,636,758
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (2.04%)                 1,389,361
                                      TOTAL NET ASSETS (100.00%)             $68,026,119
                                                                             -------------



/1 /Non-income producing security.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):


                          2003/(C)/     2002         2001       2000       1999        1998
                          ----          ----         ----       ----       ----        ----
PRINCIPAL BALANCED FUND, INC.
-----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.63       $12.17       $14.50     $15.13     $15.28      $15.11
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.08        0.20/(f)/     0.29       0.32       0.40        0.42
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.23        (1.51)/(f)/  (2.13)      0.02       0.34        1.15
                           ----        -----        -----       ----       ----        ----
 Total From Investment
            Operations     0.31        (1.31)       (1.84)      0.34       0.74        1.57
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)       (0.23)       (0.28)     (0.33)     (0.44)      (0.37)
 Distributions from
  Realized Gains......       --           --        (0.21)     (0.64)     (0.45)      (1.03)
  ----                                              -----      -----      -----       -----
   Total Dividends and
         Distributions    (0.08)       (0.23)       (0.49)     (0.97)     (0.89)      (1.40)
                          -----        -----        -----      -----      -----       -----
Net Asset Value, End
 of Period............   $10.86       $10.63       $12.17     $14.50     $15.13      $15.28
                         ======       ======       ======     ======     ======      ======
Total Return /(a)/ ...     2.98%/(d)/ (10.94)%     (12.91)%     2.40%      4.85%      11.00%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $75,871      $77,483      $80,547    $94,763   $112,329    $104,414
 Ratio of Expenses to
  Average Net Assets..     1.52%/(e)/   1.42%        1.35%      1.32%      1.28%       1.28%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.53%/(e)/   1.43%          --         --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.50%/(e)/   1.71%/(f)/   2.14%      2.26%      2.67%       2.86%
 Portfolio Turnover
  Rate................    102.0%/(e)/   88.1%       107.5%      54.4%      24.2%       57.0%

                          2003/(C)/     2002         2001       2000       1999        1998
                          ----          ----         ----       ----       ----        ----
PRINCIPAL BALANCED FUND, INC.
-----------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.59       $12.12       $14.43     $15.06     $15.22      $15.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03        0.12/(g)/     0.19       0.21       0.29        0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.23        (1.51)/(g)/  (2.11)      0.02       0.32        1.14
                           ----        -----        -----       ----       ----        ----
 Total From Investment
            Operations     0.26        (1.39)       (1.92)      0.23       0.61        1.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.14)       (0.18)     (0.22)     (0.32)      (0.25)
 Distributions from
  Realized Gains......       --           --        (0.21)     (0.64)     (0.45)      (1.03)
  ----                                              -----      -----      -----       -----
   Total Dividends and
         Distributions    (0.05)       (0.14)       (0.39)     (0.86)     (0.77)      (1.28)
                          -----        -----        -----      -----      -----       -----
Net Asset Value, End
 of Period............   $10.80       $10.59       $12.12     $14.43     $15.06      $15.22
                         ======       ======       ======     ======     ======      ======
Total Return /(a)/ ...     2.42%/(d)/ (11.55)%     (13.53)%     1.61%      4.02%      10.18%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,988      $14,658      $17,900    $20,680    $23,570     $18,930
 Ratio of Expenses to
  Average Net Assets..     2.51%/(e)/   2.12%        2.05%      2.12%      2.02%       2.04%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.51%/(e)/   2.13%          --         --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.52%/(e)/   1.02%/(g)/   1.44%      1.46%      1.93%       2.08%
 Portfolio Turnover
  Rate................    102.0%/(e)/   88.1%       107.5%      54.4%      24.2%       57.0%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class A was to decrease net investment income by $.01 per share, increase net realized and unrealized gain (loss) on investments by $.01 per share, and decrease the ratio of net investment income to average net assets by .09%. Prior periods have not been restated to reflect this change in presentation.
/(g) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class B was to decrease net investment income by $.01 per share, increase net realized and unrealized gain (loss) on investments by $.01 per share, and decrease the ratio of net investment income to average net assets by .08%. Prior periods have not been restated to reflect this change in presentation.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                           2003/(D)/       2002        2001        2000        1999        1998
                           ----            ----        ----        ----        ----        ----
PRINCIPAL CAPITAL VALUE FUND, INC.
----------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $18.48         $20.61      $25.04      $29.58      $31.07      $29.69
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.10           0.22        0.20        0.34        0.52        0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.61          (2.16)      (3.40)      (2.10)       0.45        3.88
                            ----          -----       -----       -----        ----        ----
 Total From Investment
            Operations      0.71          (1.94)      (3.20)      (1.76)       0.97        4.38
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.22)         (0.19)      (0.30)      (0.25)      (0.51)      (0.53)
 Distributions from
  Realized Gains......        --             --       (0.93)      (2.53)      (1.95)      (2.47)
   ----                                               -----       -----       -----       -----
   Total Dividends and
         Distributions     (0.22)         (0.19)      (1.23)      (2.78)      (2.46)      (3.00)
                           -----          -----       -----       -----       -----       -----
Net Asset Value, End
 of Period............    $18.97         $18.48      $20.61      $25.04      $29.58      $31.07
                          ======         ======      ======      ======      ======      ======
Total Return /(a)/ ...      3.90%/(e)/    (9.52)%    (13.31)%     (6.20)%      3.00%      15.59%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $336,594       $333,016    $386,827    $452,251    $573,485    $565,052
 Ratio of Expenses to
  Average Net Assets..      1.06%/(f)/     1.01%       0.95%       0.94%       0.75%       0.74%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.08%/(f)/     1.01%         --          --          --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.11%/(f)/     1.00%       0.90%       1.38%       1.73%       1.67%
 Portfolio Turnover
  Rate................     148.8%/(f)/    128.8%      126.2%      107.8%       44.5%       23.2%

                           2003/(D)/       2002        2001        2000        1999        1998
                           ----            ----        ----        ----        ----        ----
PRINCIPAL CAPITAL VALUE FUND, INC.
----------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $18.30         $20.38      $24.76      $29.41      $30.90      $29.51
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.01)          0.06        0.03        0.11        0.29        0.26
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.63          (2.12)      (3.37)      (2.09)       0.44        3.86
                            ----          -----       -----       -----        ----        ----
 Total From Investment
            Operations      0.62          (2.06)      (3.34)      (1.98)       0.73        4.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.09)         (0.02)      (0.11)      (0.14)      (0.27)      (0.26)
 Distributions from
  Realized Gains......        --             --       (0.93)      (2.53)      (1.95)      (2.47)
   ----                                               -----       -----       -----       -----
   Total Dividends and
         Distributions     (0.09)         (0.02)      (1.04)      (2.67)      (2.22)      (2.73)
                           -----          -----       -----       -----       -----       -----
Net Asset Value, End
 of Period............    $18.83         $18.30      $20.38      $24.76      $29.41      $30.90
                          ======         ======      ======      ======      ======      ======
Total Return /(a)/ ...      3.37%/(e)/   (10.13)%    (13.96)%     (7.03)%      2.24%      14.71%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $26,541        $27,235     $32,975     $39,017     $53,169     $44,765
 Ratio of Expenses to
  Average Net Assets..      2.18%/(f)/     1.72%       1.71%       1.82%       1.52%       1.52%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      2.18%/(f)/     1.72%         --          --          --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.01)%/(f)/    0.29%       0.15%       0.51%       0.96%       0.88%
 Portfolio Turnover
  Rate................     148.8%/(f)/    128.8%      126.2%      107.8%       44.5%       23.2%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses.  The waiver began on March 1, 2003.
/(c) /Expense ratio without fees paid indirectly.
/(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):


                           2003/(C)/       2002        2001        2000        1999         1998
                           ----            ----        ----        ----        ----         ----
PRINCIPAL GROWTH FUND, INC.
---------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $22.10         $27.06      $71.22      $65.57      $56.09       $50.43
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.05)         (0.18)      (0.30)      (0.37)       0.21         0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.32          (4.78)     (21.79)       8.43        9.56         7.14
                            ----          -----      ------        ----        ----         ----
 Total From Investment
            Operations      0.27          (4.96)     (22.09)       8.06        9.77         7.49
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --          --          --       (0.29)       (0.34)
 Distributions from
  Realized Gains......        --             --      (22.07)      (2.41)         --        (1.49)
   ----                                              ------       -----                    -----
   Total Dividends and
         Distributions        --             --      (22.07)      (2.41)      (0.29)       (1.83)
   ----                                              ------       -----       -----        -----
Net Asset Value, End
 of Period............    $22.37         $22.10      $27.06      $71.22      $65.57       $56.09
                          ======         ======      ======      ======      ======       ======
Total Return /(a)/ ...      1.22%/(d)/   (18.33)%    (41.87)%     12.64%      17.46%       15.17%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $236,510       $243,504    $291,541    $525,175    $493,117     $395,954
 Ratio of Expenses to
  Average Net Assets..      1.54%/(e)/     1.41%       1.30%       1.08%       0.89%        0.95%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.54%/(e)/       --          --          --          --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.57)%/(e)/   (0.66)%     (0.71)%     (0.52)%      0.33%        0.66%
 Portfolio Turnover
  Rate................      51.7%/(e)/     22.4%       33.4%      121.5%       32.4%        21.9%

                           2003/(C)/       2002        2001        2000        1999         1998
                           ----            ----        ----        ----        ----         ----
PRINCIPAL GROWTH FUND, INC.
---------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $21.45         $26.43      $70.41      $65.33      $55.98       $50.36
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.27)         (0.41)      (0.24)      (0.89)      (0.17)        0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.44          (4.57)     (21.67)       8.38        9.55         7.14
                            ----          -----      ------        ----        ----         ----
 Total From Investment
            Operations      0.17          (4.98)     (21.91)       7.49        9.38         7.20
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --          --          --       (0.03)       (0.09)
 Distributions from
  Realized Gains......        --             --      (22.07)      (2.41)         --        (1.49)
   ----                                              ------       -----                    -----
   Total Dividends and
         Distributions        --             --      (22.07)      (2.41)      (0.03)       (1.58)
   ----                                              ------       -----       -----        -----
Net Asset Value, End
 of Period............    $21.62         $21.45      $26.43      $70.41      $65.33       $55.98
                          ======         ======      ======      ======      ======       ======
Total Return /(a)/ ...      0.79%/(d)/   (18.84)%    (42.21)%     11.79%      16.75%       14.58%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $44,071        $48,214     $64,111    $110,001     $96,116      $64,809
 Ratio of Expenses to
  Average Net Assets..      2.51%/(e)/     2.05%       1.88%       1.85%       1.50%        1.46%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      2.51%/(e)/       --          --          --          --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.55)%/(e)/   (1.30)%     (1.29)%     (1.30)%     (0.28)%       0.15%
 Portfolio Turnover
  Rate................      51.7%/(e)/     22.4%       33.4%      121.5%       32.4%        21.9%



/(a)    /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Six months ended April 30, 2003.
/(d)    /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                          2003/(C)/     2002       2001     2000/(F)/
                          ----          ----       ----     ----
PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
-----------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.57        $7.85     $10.59    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03         0.05       0.05      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.23        (1.29)     (2.74)     0.56
                           ----        -----      -----      ----
 Total From Investment
            Operations     0.26        (1.24)     (2.69)     0.59
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.04)     (0.05)       --
 ----                     -----        -----      -----
   Total Dividends and
         Distributions    (0.05)       (0.04)     (0.05)       --
 ----                     -----        -----      -----
Net Asset Value, End
 of Period............    $6.78        $6.57      $7.85    $10.59
                          =====        =====      =====    ======
Total Return /(a)/ ...     3.98%/(d)/ (15.92)%   (25.46)%    4.96%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $37,009      $33,538    $15,886    $9,855
 Ratio of Expenses to
  Average Net Assets..     0.90%/(e)/   0.90%      0.90%     0.79%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.22%/(e)/   1.20%      1.44%     1.82%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.92%/(e)/   0.65%      0.59%     0.76%/(e)/
 Portfolio Turnover
  Rate................      4.8%/(e)/   19.3%      39.3%    189.7%/(e)/

                          2003/(C)/     2002       2001     2000/(F)/
                          ----          ----       ----     ----
PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
-----------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.57        $7.84     $10.56    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02         0.01       0.01      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.23        (1.28)     (2.72)     0.54
                           ----        -----      -----      ----
 Total From Investment
            Operations     0.25        (1.27)     (2.71)     0.56
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)          --      (0.01)       --
 -----                    -----                   -----
   Total Dividends and
         Distributions    (0.03)          --      (0.01)       --
 -----                    -----                   -----
Net Asset Value, End
 of Period............    $6.79        $6.57      $7.84    $10.56
                          =====        =====      =====    ======
Total Return /(a)/ ...     3.77%/(d)/ (16.18)%   (25.65)%    4.66%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,700       $5,684     $4,731    $2,838
 Ratio of Expenses to
  Average Net Assets..     1.25%/(e)/   1.25%      1.25%     1.14%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.68%/(e)/   1.74%      1.87%     2.44%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.56%/(e)/   0.33%      0.23%     0.45%/(e)/
 Portfolio Turnover
  Rate................      4.8%/(e)/   19.3%      39.3%    189.7%/(e)/



/(a)    /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver began on the first day of the period ended October 31, 2000. The expense limits for each class were increased on November 1, 2000.
/(c) /Six months ended April 30, 2003.
/(d)    /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2000, date shares first offered, through October 31,
  2000.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):


                           2003/(C)/       2002        2001        2000        1999         1998
                           ----            ----        ----        ----        ----         ----
PRINCIPAL MIDCAP FUND, INC.
---------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $31.01         $33.08      $52.01      $42.12      $39.90       $45.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.05           0.08       (0.02)      (0.16)      (0.06)       (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.61          (1.09)      (3.75)      12.08        2.28        (4.26)
                            ----          -----       -----       -----        ----        -----
 Total From Investment
            Operations      1.66          (1.01)      (3.77)      11.92        2.22        (4.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)         (0.07)         --          --          --           --
 Distributions from
  Realized Gains......        --          (0.99)     (15.16)      (2.03)         --        (1.10)
    ----                                  -----      ------       -----                    -----
   Total Dividends and
         Distributions     (0.10)         (1.06)     (15.16)      (2.03)         --        (1.10)
    ----                   -----          -----      ------       -----                    -----
Net Asset Value, End
 of Period............    $32.57         $31.01      $33.08      $52.01      $42.12       $39.90
                          ======         ======      ======      ======      ======       ======
Total Return /(a)/ ...      5.37%/(d)/    (3.36)%     (9.14)%     29.21%       5.56%       (9.78)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $329,705       $319,410    $319,523    $364,639    $313,984     $332,942
 Ratio of Expenses to
  Average Net Assets..      1.30%/(e)/     1.24%       1.16%       1.17%       1.22%        1.22%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --           1.25%         --          --          --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.27%/(e)/     0.27%       0.20%      (0.36)%     (0.17)%      (0.14)%
 Portfolio Turnover
  Rate................      45.7%/(e)/     76.2%       66.6%      161.8%       59.9%        25.1%

                           2003/(C)/       2002        2001        2000        1999         1998
                           ----            ----        ----        ----        ----         ----
PRINCIPAL MIDCAP FUND, INC.
---------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $29.59         $31.75      $50.71      $41.29      $39.29       $44.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.12)         (0.15)       0.22       (0.42)      (0.28)       (0.23)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.64          (1.02)      (4.02)      11.87        2.28        (4.26)
                            ----          -----       -----       -----        ----        -----
 Total From Investment
            Operations      1.52          (1.17)      (3.80)      11.45        2.00        (4.49)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --          (0.99)     (15.16)      (2.03)         --        (1.10)
    ----                                  -----      ------       -----                    -----
   Total Dividends and
         Distributions        --          (0.99)     (15.16)      (2.03)         --        (1.10)
    ----                                  -----      ------       -----                    -----
Net Asset Value, End
 of Period............    $31.11         $29.59      $31.75      $50.71      $41.29       $39.29
                          ======         ======      ======      ======      ======       ======
Total Return /(a)/ ...      5.14%/(d)/    (4.00)%     (9.55)%     28.63%       5.09%      (10.24)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $62,130        $64,538     $71,330     $80,721     $68,639      $68,358
 Ratio of Expenses to
  Average Net Assets..      1.76%/(e)/     1.90%       1.61%       1.62%       1.67%        1.73%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --           1.90%         --          --          --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.18)%/(e)/   (0.39)%     (0.25)%     (0.80)%     (0.62)%      (0.66)%
 Portfolio Turnover
  Rate................      45.7%/(e)/     76.2%       66.6%      161.8%       59.9%        25.1%



/(a)    /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Six months ended April 30, 2003.
/(d)    /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                           2003/(E)/       2002        2001        2000        1999         1998
                           ----            ----        ----        ----        ----         ----
PRINCIPAL PARTNERS BLUE CHIP FUND, INC.
---------------------------------------
CLASS A SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..    $13.59         $17.04      $24.26      $25.25      $21.71       $20.22
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....        --          (0.02)      (0.02)       0.04        0.15         0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.30          (3.42)      (6.84)      (0.69)       3.53         3.57
                            ----          -----       -----       -----        ----         ----
 Total From Investment
            Operations      0.30          (3.44)      (6.86)      (0.65)       3.68         3.69
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --          --       (0.05)      (0.14)       (0.12)
 Distributions from
  Realized Gains......        --             --       (0.33)      (0.29)         --        (2.08)
 Tax Return of Capital
  Distributions /(b)/.        --          (0.01)      (0.03)         --          --           --
   -----                                  -----       -----
   Total Dividends and
         Distributions        --          (0.01)      (0.36)      (0.34)      (0.14)       (2.20)
   ----                                   -----       -----       -----       -----        -----
Net Asset Value, End
 of Period............    $13.89         $13.59      $17.04      $24.26      $25.25       $21.71
                          ======         ======      ======      ======      ======       ======
Total Return /(c)/ ...      2.21%/(f)/   (20.19)%    (28.63)%     (2.60)%     17.00%       19.48%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $103,221       $104,481    $120,173    $170,462    $184,217     $126,740
 Ratio of Expenses to
  Average Net Assets..      1.85%/(g)/     1.54%       1.50%       1.19%       1.26%        1.31%
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.85%/(g)/     1.54%         --        1.33%         --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.12)%/(g)/   (0.08)%     (0.10)%      0.19%       0.63%        0.57%
 Portfolio Turnover
  Rate................     113.2%/(g)/     79.8%       74.4%       73.6%       16.4%         0.5%

                           2003/(E)/       2002        2001        2000        1999         1998
                           ----            ----        ----        ----        ----         ----
PRINCIPAL PARTNERS BLUE CHIP FUND, INC.
---------------------------------------
CLASS B SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..    $13.22         $16.65      $23.89      $25.00      $21.55       $20.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.11)         (0.13)      (0.16)      (0.14)      (0.02)       (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.34          (3.30)      (6.72)      (0.67)       3.48         3.53
                            ----          -----       -----       -----        ----         ----
 Total From Investment
            Operations      0.23          (3.43)      (6.88)      (0.81)       3.46         3.51
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --          --       (0.01)      (0.01)       (0.02)
 Distributions from
  Realized Gains......        --             --       (0.33)      (0.29)         --        (2.08)
 Tax Return of Capital
  Distributions /(b)/.        --             --       (0.03)         --          --           --
   ----                                               -----
   Total Dividends and
         Distributions        --             --       (0.36)      (0.30)      (0.01)       (2.10)
   ----                                               -----       -----       -----        -----
Net Asset Value, End
 of Period............    $13.45         $13.22      $16.65      $23.89      $25.00       $21.55
                          ======         ======      ======      ======      ======       ======
Total Return /(c)/ ...      1.74%/(f)/   (20.60)%    (29.16)%     (3.30)%     16.09%       18.59%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $26,160        $27,704     $38,531     $54,550     $56,493      $34,223
 Ratio of Expenses to
  Average Net Assets..      2.80%/(g)/     2.10%       2.21%       1.94%       2.04%        2.02%
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      2.80%/(g)/     2.10%         --        2.05%         --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.06)%/(g)/   (0.64)%     (0.81)%     (0.56)%     (0.15)%      (0.14)%
 Portfolio Turnover
  Rate................     113.2%/(g)/     79.8%       74.4%       73.6%       16.4%         0.5%



/(a) /Effective September 18, 2002, Principal Blue Chip Fund, Inc. changed its name to Principal Partners Blue Chip Fund, Inc.
/(b) /See "Distributions to Shareholders" in the Notes to Financial Statements. /(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The waiver was effective for the year ended October 31, 2000.
/(e) /Six months ended April 30, 2003.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):


                          2003/(C)/      2002       2001       2000
                          ----           ----       ----       ----
PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.12         $7.62     $11.36     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)        (0.10)     (0.10)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.07         (1.40)     (3.64)      1.41
                           ----         -----      -----       ----
 Total From Investment
            Operations     0.05         (1.50)     (3.74)      1.36
                           ----         -----      -----       ----
Net Asset Value, End
 of Period............    $6.17         $6.12      $7.62     $11.36
                          =====         =====      =====     ======
Total Return /(a)/ ...     0.82%/(d)/  (19.69)%   (32.92)%    13.60%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $37,368       $37,451    $38,303    $49,794
 Ratio of Expenses to
  Average Net Assets..     2.05%/(e)/    1.98%      1.90%      1.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.21%/(e)/      --         --       1.99%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.87)%/(e)/  (1.07)%    (1.10)%    (0.68)%/(e)/
 Portfolio Turnover
  Rate................    131.0%/(e)/   138.9%      86.4%      62.0%/(e)/

                          2003/(C)/      2002       2001       2000
                          ----           ----       ----       ----
PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.99         $7.52     $11.28     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.06)        (0.11)     (0.13)     (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.08         (1.42)     (3.63)      1.38
                           ----         -----      -----       ----
 Total From Investment
            Operations     0.02         (1.53)     (3.76)      1.28
                           ----         -----      -----       ----
Net Asset Value, End
 of Period............    $6.01         $5.99      $7.52     $11.28
                          =====         =====      =====     ======
Total Return /(a)/ ...     0.33%/(d)/  (20.35)%   (33.33)%    12.80%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,532       $12,939    $15,419    $19,430
 Ratio of Expenses to
  Average Net Assets..     2.83%/(e)/    2.76%      2.63%      2.31%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.00%/(e)/      --         --       2.61%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.65)%/(e)/  (1.85)%    (1.82)%    (1.41)%/(e)/
 Portfolio Turnover
  Rate................    131.0%/(e)/   138.9%      86.4%      62.0%/(e)/



/(a)    /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver was effective for the year ended October 31, 2000. The waiver began again on March 1, 2003.
/(c) /Six months ended April 30, 2003.
/(d)    /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                          2003/(C)/      2002      2001/(F)/
                          ----           ----      ----
PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.
--------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.97         $9.00     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --         (0.01)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.15         (1.02)     (1.00)
                           ----         -----      -----
 Total From Investment
            Operations     0.15         (1.03)     (1.00)
                           ----         -----      -----
Net Asset Value, End
 of Period............    $8.12         $7.97      $9.00
                          =====         =====      =====
Total Return /(a)/ ...     1.88%/(d)/  (11.44)%   (10.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $23,845       $18,781     $7,694
 Ratio of Expenses to
  Average Net Assets..     1.82%/(e)/    1.95%      1.95%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.83%/(e)/    1.98%      2.25%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.09%/(e)/   (0.02)%    (0.09)%/(e)/
 Portfolio Turnover
  Rate................     33.1%/(e)/    67.5%      56.9%/(e)/

                          2003/(C)/      2002      2001/(F)/
                          ----           ----      ----
PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.
--------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.87         $8.94     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)        (0.03)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.12         (1.04)     (1.02)
                           ----         -----      -----
 Total From Investment
            Operations     0.11         (1.07)     (1.06)
                           ----         -----      -----
Net Asset Value, End
 of Period............    $7.98         $7.87      $8.94
                          =====         =====      =====
Total Return /(a)/ ...     1.40%/(d)/  (11.97)%   (10.60)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,630        $6,552     $2,670
 Ratio of Expenses to
  Average Net Assets..     2.45%/(e)/    2.70%      2.70%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.46%/(e)/    2.78%      3.01%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.54)%/(e)/  (0.77)%    (0.84)%/(e)/
 Portfolio Turnover
  Rate................     33.1%/(e)/    67.5%      56.9%/(e)/



/(a)    /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. Expense limits for each class were decreased on March 1, 2003.
/(c) /Six months ended April 30, 2003.
/(d)    /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 22, 2000, date shares first offered, through October
  31, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):


                          2003/(C)/     2002     2001/(F)/
                          ----          ----     ----
PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.
--------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.89        $9.98    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03         0.03      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.45        (1.00)    (0.04)
                           ----        -----     -----
 Total From Investment
            Operations     0.48        (0.97)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)       (0.03)       --
 Distributions from
  Realized Gains......       --        (0.09)       --
 -----                                 -----
   Total Dividends and
         Distributions    (0.03)       (0.12)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $9.34        $8.89     $9.98
                          =====        =====     =====
Total Return /(a)/ ...     5.44%/(d)/  (9.89)%   (0.20)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $25,797      $21,677    $8,146
 Ratio of Expenses to
  Average Net Assets..     1.80%/(e)/   1.90%     1.95%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.84%/(e)/   1.90%     2.04%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.79%/(e)/   0.45%     0.43%/(e)/
 Portfolio Turnover
  Rate................      9.1%/(e)/   10.5%     35.1%/(e)/

                          2003/(C)/     2002     2001/(F)/
                          ----          ----     ----
PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.
--------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.79        $9.92    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01        (0.01)    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.44        (1.03)    (0.06)
                           ----        -----     -----
 Total From Investment
            Operations     0.45        (1.04)    (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --        (0.09)       --
 -----                                 -----
   Total Dividends and
         Distributions       --        (0.09)       --
 -----                                 -----
Net Asset Value, End
 of Period............    $9.24        $8.79     $9.92
                          =====        =====     =====
Total Return /(a)/ ...     5.12%/(d)/ (10.62)%   (0.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,437       $7,439    $2,786
 Ratio of Expenses to
  Average Net Assets..     2.51%/(e)/   2.70%     2.70%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.55%/(e)/   2.71%     2.82%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.08%/(e)/  (0.35)%   (0.33)%/(e)/
 Portfolio Turnover
  Rate................      9.1%/(e)/   10.5%     35.1%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. Expense limits for each class were decreased on March 1, 2003.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 22, 2000, date shares first offered, through October
  31, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                          2003/(C)/      2002       2001      2000/(F)/
                          ----           ----       ----      ----
PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $3.61         $4.55      $9.09     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.03)        (0.08)     (0.10)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.24         (0.86)     (4.44)     (0.87)
                           ----         -----      -----      -----
 Total From Investment
            Operations     0.21         (0.94)     (4.54)     (0.91)
                           ----         -----      -----      -----
Net Asset Value, End
 of Period............    $3.82         $3.61      $4.55      $9.09
                          =====         =====      =====      =====
Total Return /(a)/ ...     5.82%/(d)/  (20.66)%   (49.94)%   (12.68)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,181       $12,745    $11,207    $11,875
 Ratio of Expenses to
  Average Net Assets..     1.94%/(e)/    1.95%      1.95%      1.79%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.58%/(e)/    2.40%      2.67%      2.50%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.71)%/(e)/  (1.74)%    (1.64)%    (1.40)%/(e)/
 Portfolio Turnover
  Rate................    184.2%/(e)/   234.9%     334.0%     265.5%/(e)/

                          2003/(C)/      2002       2001      2000/(F)/
                          ----           ----       ----      ----
PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $3.54         $4.49      $9.04     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.03)        (0.08)     (0.08)     (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.23         (0.87)     (4.47)     (0.89)
                           ----         -----      -----      -----
 Total From Investment
            Operations     0.20         (0.95)     (4.55)     (0.96)
                           ----         -----      -----      -----
Net Asset Value, End
 of Period............    $3.74         $3.54      $4.49      $9.04
                          =====         =====      =====      =====
Total Return /(a)/ ...     5.65%/(d)/  (21.16)%   (50.33)%   (13.16)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,762        $4,160     $3,967     $4,093
 Ratio of Expenses to
  Average Net Assets..     2.69%/(e)/    2.70%      2.70%      2.54%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.46%/(e)/    3.32%      3.45%      3.22%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (2.46)%/(e)/  (2.49)%    (2.40)%    (2.18)%/(e)/
 Portfolio Turnover
  Rate................    184.2%/(e)/   234.9%     334.0%     265.5%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver began on the first day of the period ended October 31, 2000. The expense limits for each class were increased on November 1, 2000.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2000, date shares first offered, through October 31,
  2000.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):


                         2003/(C)/      2002      2001/(F)/
                         ----           ----      ----
PRINCIPAL PARTNERS SMALLCAP
---------------------------
GROWTH FUND, INC.
-----------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $3.99         $6.24     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)        (0.08)     (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.06         (2.17)     (3.69)
                          ----         -----      -----
 Total From Investment
            Operations    0.03         (2.25)     (3.76)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $4.02         $3.99      $6.24
                         =====         =====      =====
Total Return /(a)/ ...    0.75%/(d)/  (36.06)%   (37.60)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,680        $4,899     $4,107
 Ratio of Expenses to
  Average Net Assets..    1.95%/(e)/    1.95%      1.95%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    3.09%/(e)/    2.95%      2.94%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.57)%/(e)/  (1.69)%    (1.55)%/(e)/
 Portfolio Turnover
  Rate................    49.9%/(e)/   303.3%     144.5%/(e)/

                         2003/(C)/      2002      2001/(F)/
                         ----           ----      ----
PRINCIPAL PARTNERS SMALLCAP
---------------------------
GROWTH FUND, INC.
-----------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $3.93         $6.20     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)        (0.08)     (0.11)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.05         (2.19)     (3.69)
                          ----         -----      -----
 Total From Investment
            Operations    0.02         (2.27)     (3.80)
                          ----         -----      -----
Net Asset Value, End
 of Period............   $3.95         $3.93      $6.20
                         =====         =====      =====
Total Return /(a)/ ...    0.51%/(d)/  (36.61)%   (38.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,171        $1,579     $1,230
 Ratio of Expenses to
  Average Net Assets..    2.70%/(e)/    2.70%      2.70%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    4.00%/(e)/    3.98%      3.82%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (2.32)%/(e)/  (2.43)%    (2.29)%/(e)/
 Portfolio Turnover
  Rate................    49.9%/(e)/   303.3%     144.5%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) / / /Period from December 22, 2000, date shares first offered, through
  October 31, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                          2003/(C)/     2002      2001     2000     1999       1998/(F)/
                          ----          ----      ----     ----     ----       ----
PRINCIPAL REAL ESTATE FUND, INC.
--------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.03        $9.45     $9.03    $7.73    $8.39      $10.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.16         0.30      0.34     0.35     0.31        0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.03         0.57      0.42     1.30    (0.67)      (1.76)
                           ----         ----      ----     ----    -----       -----
 Total From Investment
            Operations     1.19         0.87      0.76     1.65    (0.36)      (1.56)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.19)       (0.29)    (0.34)   (0.35)   (0.30)      (0.20)
                          -----        -----     -----    -----    -----       -----
   Total Dividends and
         Distributions    (0.19)       (0.29)    (0.34)   (0.35)   (0.30)      (0.20)
                          -----        -----     -----    -----    -----       -----
Net Asset Value, End
 of Period............   $11.03       $10.03     $9.45    $9.03    $7.73       $8.39
                         ======       ======     =====    =====    =====       =====
Total Return /(a)/ ...    11.94%/(d)/   9.13%     8.49%   21.86%   (4.38)%    (15.45)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $32,792      $29,198   $12,700   $9,439   $6,459      $5,490
 Ratio of Expenses to
  Average Net Assets..     1.74%/(e)/   1.76%     1.97%    1.88%    2.19%       2.25%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --           --        --     2.17%      --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.13%/(e)/   2.87%     3.57%    4.28%    3.77%       2.89%/(e)/
 Portfolio Turnover
  Rate................     88.1%/(e)/   65.4%     69.5%    79.8%    55.1%       60.4%/(e)/

                          2003/(C)/     2002      2001     2000     1999       1998/(F)/
                          ----          ----      ----     ----     ----       ----
PRINCIPAL REAL ESTATE FUND, INC.
--------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.98        $9.41     $9.00    $7.71    $8.38      $10.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.13         0.23      0.28     0.30     0.24        0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.01         0.57      0.42     1.29    (0.66)      (1.78)
                           ----         ----      ----     ----    -----       -----
 Total From Investment
            Operations     1.14         0.80      0.70     1.59    (0.42)      (1.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.15)       (0.23)    (0.29)   (0.30)   (0.25)      (0.19)
                          -----        -----     -----    -----    -----       -----
   Total Dividends and
         Distributions    (0.15)       (0.23)    (0.29)   (0.30)   (0.25)      (0.19)
                          -----        -----     -----    -----    -----       -----
Net Asset Value, End
 of Period............   $10.97        $9.98     $9.41    $9.00    $7.71       $8.38
                         ======        =====     =====    =====    =====       =====
Total Return /(a)/ ...    11.51%/(d)/   8.38%     7.76%   21.00%   (5.10)%    (15.67)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,059       $8,982    $5,663   $4,488   $3,351      $3,120
 Ratio of Expenses to
  Average Net Assets..     2.42%/(e)/   2.47%     2.58%    2.62%    2.98%       2.47%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --           --        --     2.75%      --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.43%/(e)/   2.26%     2.97%    3.53%    2.98%       2.67%/(e)/
 Portfolio Turnover
  Rate................     88.1%/(e)/   65.4%     69.5%    79.8%    55.1%       60.4%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver was effective for the year ended October 31, 2000.
/(c) / Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 31, 1997, date shares first offered, through October
  31, 1998. Class A and Class B shares both recognized $.03 net investment income per share from December 11, 1997 through December 30, 1997, of which each class distributed $.01 to its sole shareholder, Principal Life Insurance
  Company.   During the initial interim period, each class also incurred an unrealized gain of $.13 per share.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):


                          2003/(C)/      2002       2001       2000       1999       1998/(F)/
                          ----           ----       ----       ----       ----       ----
PRINCIPAL SMALLCAP FUND, INC.
-----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.23         $7.60     $11.24     $11.34      $8.43       $9.92
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.03)        (0.12)     (0.11)     (0.11)     (0.11)      (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.20         (1.25)     (1.91)      1.27       3.02       (1.41)
                           ----         -----      -----       ----       ----       -----
 Total From Investment
            Operations     0.17         (1.37)     (2.02)      1.16       2.91       (1.49)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --      (1.62)     (1.26)        --          --
  ----                                             -----      -----
   Total Dividends and
         Distributions       --            --      (1.62)     (1.26)        --          --
  ----                                             -----      -----
Net Asset Value, End
 of Period............    $6.40         $6.23      $7.60     $11.24     $11.34       $8.43
                          =====         =====      =====     ======     ======       =====
Total Return /(a)/ ...     2.73%/(d)/  (18.03)%   (19.37)%     9.89%     34.52%     (15.95)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $56,715       $56,334    $53,763    $60,660    $41,598     $18,438
 Ratio of Expenses to
  Average Net Assets..     2.16%/(e)/    1.94%      1.87%      1.75%      1.92%       2.58%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.16%/(e)/    1.95%        --       1.76%        --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.93)%/(e)/  (0.93)%    (0.80)%    (0.61)%    (1.04)%     (1.65)%/(e)/
 Portfolio Turnover
  Rate................    151.9%/(e)/   218.2%     154.9%     138.4%     100.7%       20.5%/(e)/

                          2003/(C)/      2002       2001       2000       1999       1998/(F)/
                          ----           ----       ----       ----       ----       ----
PRINCIPAL SMALLCAP FUND, INC.
-----------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.99         $7.36     $11.02     $11.21      $8.41       $9.91
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.05)        (0.09)     (0.06)     (0.10)     (0.11)      (0.11)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.19         (1.28)     (1.98)      1.17       2.91       (1.39)
                           ----         -----      -----       ----       ----       -----
 Total From Investment
            Operations     0.14         (1.37)     (2.04)      1.07       2.80       (1.50)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --      (1.62)     (1.26)        --          --
  ----                                             -----      -----
   Total Dividends and
         Distributions       --            --      (1.62)     (1.26)        --          --
  ----                                             -----      -----
Net Asset Value, End
 of Period............    $6.13         $5.99      $7.36     $11.02     $11.21       $8.41
                          =====         =====      =====     ======     ======       =====
Total Return /(a)/ ...     2.34%/(d)/  (18.61)%   (20.05)%     9.14%     33.29%     (16.15)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $16,164       $15,624    $17,342    $19,022    $14,158      $6,550
 Ratio of Expenses to
  Average Net Assets..     2.95%/(e)/    2.75%      2.74%      2.41%      2.63%       2.80%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.95%/(e)/    2.75%        --       2.41%        --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.72)%/(e)/  (1.73)%    (1.67)%    (1.27)%    (1.75)%     (1.85)%/(e)/
 Portfolio Turnover
  Rate................    151.9%/(e)/   218.2%     154.9%     138.4%     100.7%       20.5%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The waiver was effective for the year ended October 31, 2000.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 31, 1997, date shares first offered, through October
  31, 1998. Class A and Class B shares each recognized $.02 net investment income per share from December 11, 1997 through December 30, 1997. Each class distributed $.01 taxable return of capital to its sole shareholder, Principal
  Life Insurance Company.   During the initial interim period, each class also
  incurred an unrealized loss of $.09 per share.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                          2003/(C)/     2002       2001        2000      1999       1998
                          ----          ----       ----        ----      ----       ----
PRINCIPAL UTILITIES FUND, INC.
------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.57       $10.69     $18.40      $17.86    $16.11     $12.55
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.18         0.31       0.20        0.27      0.33       0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.39        (2.14)     (4.05)       1.68      2.00       3.59
                           ----        -----      -----        ----      ----       ----
 Total From Investment
            Operations     0.57        (1.83)     (3.85)       1.95      2.33       4.00
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)       (0.29)     (0.20)      (0.27)    (0.34)     (0.44)
 Distributions from
  Realized Gains......       --           --      (3.66)      (1.14)    (0.24)        --
  ----                                            -----       -----     -----
   Total Dividends and
         Distributions    (0.18)       (0.29)     (3.86)      (1.41)    (0.58)     (0.44)
                          -----        -----      -----       -----     -----      -----
Net Asset Value, End
 of Period............    $8.96        $8.57     $10.69      $18.40    $17.86     $16.11
                          =====        =====     ======      ======    ======     ======
Total Return /(a)/ ...     6.76%/(d)/ (17.30)%   (25.74)%     12.09%    14.74%     32.10%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $58,741      $57,881    $72,581    $101,352   $99,857    $83,533
 Ratio of Expenses to
  Average Net Assets..     1.59%/(e)/   1.48%      1.31%       1.23%     1.20%      1.15%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --           --         --          --        --       1.23%
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.09%/(e)/   3.15%      1.51%       1.59%     1.94%      2.73%
 Portfolio Turnover
  Rate................     29.7%/(e)/   79.4%     106.2%      150.8%     23.5%      11.9%

                          2003/(C)/     2002       2001        2000      1999       1998
                          ----          ----       ----        ----      ----       ----
PRINCIPAL UTILITIES FUND, INC.
------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.53       $10.64     $18.37      $17.83    $16.09     $12.53
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.13         0.21       0.10        0.14      0.22       0.30
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.40        (2.11)     (4.07)       1.69      1.98       3.59
                           ----        -----      -----        ----      ----       ----
 Total From Investment
            Operations     0.53        (1.90)     (3.97)       1.83      2.20       3.89
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.14)       (0.21)     (0.10)      (0.15)    (0.22)     (0.33)
 Distributions from
  Realized Gains......       --           --      (3.66)      (1.14)    (0.24)        --
  ----                                            -----       -----     -----
   Total Dividends and
         Distributions    (0.14)       (0.21)     (3.76)      (1.29)    (0.46)     (0.33)
                          -----        -----      -----       -----     -----      -----
Net Asset Value, End
 of Period............    $8.92        $8.53     $10.64      $18.37    $17.83     $16.09
                          =====        =====     ======      ======    ======     ======
Total Return /(a)/ ...     6.30%/(d)/ (18.02)%   (26.41)%     11.30%    13.85%     31.23%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,285       $9,982    $15,152     $19,624   $18,282    $11,391
 Ratio of Expenses to
  Average Net Assets..     2.60%/(e)/   2.37%      2.15%       2.00%     1.95%      1.90%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --           --         --          --        --       2.00%
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.08%/(e)/   2.19%      0.66%       0.82%     1.19%      2.04%
 Portfolio Turnover
  Rate................     29.7%/(e)/   79.4%     106.2%      150.8%     23.5%      11.9%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver ceased on October 31, 1998.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                             PRINCIPAL            PRINCIPAL
                                       INTERNATIONAL EMERGING   INTERNATIONAL
                                         MARKETS FUND, INC.       FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...      $ 23,595,014         $ 222,575,675
                                           ============         =============
FOREIGN CURRENCY--AT COST ...........      $     64,199         $     661,014
                                           ============         =============
ASSETS
Investment in securities--at value...      $ 23,934,193         $ 213,671,946
Foreign currency--at value...........            64,092               660,184
Cash.................................             7,637                20,886
Receivables:
 Capital Shares sold.................           348,841                19,946
 Dividends and interest..............           133,555             1,352,812
 Investment securities sold..........           335,446             1,273,892
Other assets.........................                --                 6,114
                                           ------------         -------------
                         Total Assets        24,823,764           217,005,780
LIABILITIES
Accrued expenses.....................            58,622               282,837
Payables:
 Capital Shares reacquired...........             1,758               171,451
 Indebtedness........................           120,000                    --
 Investment securities purchased.....           541,359             1,192,988
                                           ------------         -------------
                    Total Liabilities           721,739             1,647,276
                                           ------------         -------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES .............................      $ 24,102,025         $ 215,358,504
                                           ============         =============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.....................      $ 31,428,911         $ 345,734,690
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).............           (28,678)              394,663
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)..............................        (7,635,300)         (121,900,944)
Net unrealized appreciation
 (depreciation) of investments.......           339,179            (8,903,729)
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in foreign
 currencies..........................            (2,087)               33,824
                                           ------------         -------------
                     Total Net Assets      $ 24,102,025         $ 215,358,504
                                           ============         =============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized....................       100,000,000           125,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets..................      $ 18,782,042         $ 190,458,693
  Shares issued and outstanding......         2,637,675            37,420,544
  Net asset value per share..........      $       7.12         $        5.09
  Maximum offering price per share
 /(a)/ ..............................      $       7.55         $        5.40
                                           ============         =============

Class B: Net Assets..................      $  5,319,983         $  24,899,811
  Shares issued and outstanding......           775,801             4,987,149
  Net asset value per share /(b)/ ...      $       6.86         $        4.99
                                           ============         =============




/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                              INTERNATIONAL
                                                           SMALLCAP FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ......................      $ 32,185,702
                                                              ============
ASSETS
Investment in securities--at value......................      $ 34,949,004
Cash....................................................           641,121
Receivables:
 Capital Shares sold....................................            55,684
 Dividends and interest.................................           197,667
 Investment securities sold.............................           266,356
Other assets............................................               660
                                                              ------------
                                            Total Assets        36,110,492
LIABILITIES
Accrued expenses........................................            92,586
Payables:
 Capital Shares reacquired..............................            30,388
 Investment securities purchased........................           253,755
                                                              ------------
                                       Total Liabilities           376,729
                                                              ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ............      $ 35,733,763
                                                              ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital...........      $ 53,085,604
Accumulated undistributed (overdistributed) net
 investment income (operating loss).....................          (121,573)
Accumulated undistributed (overdistributed) net realized
 gain (loss)............................................       (19,997,718)
Net unrealized appreciation (depreciation) of
 investments............................................         2,763,302
Net unrealized appreciation (depreciation) on
 translation of assets and liabilities in foreign
 currencies.............................................             4,148
                                                              ------------
                                        Total Net Assets      $ 35,733,763
                                                              ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.......................................       100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets.....................................      $ 28,163,719
  Shares issued and outstanding.........................         3,232,665
  Net asset value per share.............................      $       8.71
  Maximum offering price per share /(a)/ ...............      $       9.24
                                                              ============

Class B: Net Assets.....................................      $  7,570,044
  Shares issued and outstanding.........................           905,632
  Net asset value per share /(b)/ ......................      $       8.36
                                                              ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                            PRINCIPAL             PRINCIPAL
                                      INTERNATIONAL EMERGING    INTERNATIONAL
                                        MARKETS FUND, INC.       FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends..........................       $  363,825          $  2,653,338
 Withholding tax on foreign
  dividends.........................          (33,038)             (413,962)
 Interest...........................              547                24,744
                                           ----------          ------------
                        Total Income          331,334             2,264,120
Expenses:
 Management and investment advisory
  fees..............................          146,686               901,470
 Distribution fees - Class A........           22,767               204,839
 Distribution fees - Class B........           22,526               134,390
 Registration fees - Class A........            3,875                 6,192
 Registration fees - Class B........            3,780                 5,434
 Shareholder reports - Class A......            2,874                12,311
 Shareholder reports - Class B......              901                 3,513
 Transfer and administrative fees -
  Class A...........................           25,714               179,588
 Transfer and administrative fees -
  Class B...........................            7,951                45,961
 Auditing and legal fees............            7,846                 4,988
 Custodian fees.....................           42,094                68,748
 Directors' fees....................              540                 7,127
 Registration fees..................            5,143                10,241
 Transfer and administrative fees...           57,122               302,947
 Other expenses.....................            1,006                 6,594
                                           ----------          ------------
                Total Gross Expenses          350,825             1,894,343
 Less: Fees paid indirectly.........              156                 5,125
 Less: Fees waived - Class A........           24,073                6,512/(a)/
 Less: Fees waived - Class B........            6,574                    --
                                           ----------          ------------
                  Total Net Expenses          320,022             1,882,706
                                           ----------          ------------
    Net Investment Income (Operating
                               Loss)           11,312               381,414

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions............          209,709           (15,318,958)
 Foreign currency transactions......          (39,956)               21,308
Change in unrealized
 appreciation/depreciation of:
 Investments........................          962,986            16,432,276
 Translation of assets and
  liabilities in foreign currencies.            4,187                17,936
                                           ----------          ------------
    Net Realized and Unrealized Gain
   (Loss) on Investments and Foreign
                          Currencies        1,136,926             1,152,562
                                           ----------          ------------
      Net Increase (Decrease) in Net
    Assets Resulting from Operations       $1,148,238          $  1,533,976
                                           ==========          ============



/(a) /Period from March 1, 2003, through April 30, 2003.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                              INTERNATIONAL
                                                           SMALLCAP FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends..............................................      $   429,524
 Withholding tax on foreign dividends...................          (46,143)
 Interest...............................................            3,285
                                                              -----------
                                            Total Income          386,666
Expenses:
 Management and investment advisory fees................          203,033
 Distribution fees - Class A............................           33,070
 Distribution fees - Class B............................           34,939
 Registration fees - Class A............................            5,648
 Registration fees - Class B............................            4,903
 Shareholder reports - Class A..........................            3,228
 Shareholder reports - Class B..........................            1,160
 Transfer and administrative fees - Class A.............           47,274
 Transfer and administrative fees - Class B.............           18,438
 Auditing and legal fees................................            3,802
 Custodian fees.........................................           18,478
 Directors' fees........................................            1,111
 Registration fees......................................            8,275
 Transfer and administrative fees.......................          110,394
 Other expenses.........................................            1,939
                                                              -----------
                                    Total Gross Expenses          495,692
 Less: Fees paid indirectly.............................              405
                                                              -----------
                                      Total Net Expenses          495,287
                                                              -----------
                  Net Investment Income (Operating Loss)         (108,621)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions................................       (6,255,613)
 Foreign currency transactions..........................          (12,148)
Change in unrealized appreciation/depreciation of:
 Investments............................................        7,669,927
 Translation of assets and liabilities in foreign
  currencies............................................            5,304
                                                              -----------
  Net Realized and Unrealized Gain (Loss) on Investments
                                  and Foreign Currencies        1,407,470
                                                              -----------
    Net Increase (Decrease) in Net Assets Resulting from
                                              Operations      $ 1,298,849
                                                              ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                  PRINCIPAL                        PRINCIPAL
                            INTERNATIONAL EMERGING               INTERNATIONAL
                              MARKETS FUND, INC.                   FUND, INC.
------------------------------------------------------------------------------------------
                         SIX MONTHS         YEAR         SIX MONTHS           YEAR
                           ENDED           ENDED            ENDED             ENDED
                         APRIL 30,      OCTOBER 31,       APRIL 30,        OCTOBER 31,
                            2003            2002            2003              2002
                        ------------  ----------------  -------------  -------------------
------------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    11,312   $  (143,870)      $    381,414    $     512,850
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      169,753       275,027        (15,297,650)     (44,717,355)
Change in unrealized
 appreciation/depreciation
 of investments and
 translations of assets
 and liabilities in
 foreign currencies....      967,173       765,341         16,450,212       14,492,073
                         -----------   -----------       ------------    -------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,148,238       896,498          1,533,976      (29,712,432)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............           --            --            (64,843)        (494,213)
                         -----------   -----------       ------------    -------------
    Total Dividends and
          Distributions           --            --            (64,843)        (494,213)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    2,971,435     7,139,364         14,081,679       97,714,235
 Class B...............      280,012       999,656          2,281,193        5,656,985
 Class C...............          N/A        7,606/(a)/            N/A         227,812/(a)/
 Class R...............          N/A       18,175/(b)/            N/A         324,145/(b)/
Shares issued in
 acquisitions:
 Class A...............           --            --                 --        6,240,753
 Class B...............           --            --                 --        1,912,304
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............           --            --             63,916          483,496
Shares redeemed:
 Class A...............   (3,129,670)   (4,890,180)       (23,093,910)    (103,330,268)
 Class B...............     (438,052)     (630,729)        (5,996,171)      (8,312,991)
 Class C...............          N/A      (261,587)/(a)/          N/A       (1,250,137)/(a)/
 Class R...............          N/A    (1,791,967)/(b)/          N/A      (18,046,474)/(b)/
                         -----------   -----------       ------------    -------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     (316,275)      590,338        (12,663,293)     (18,380,140)
                         -----------   -----------       ------------    -------------
         Total Increase
             (Decrease)      831,963     1,486,836        (11,194,160)     (48,586,785)
NET ASSETS
Beginning of period....   23,270,062    21,783,226        226,552,664      275,139,449
                         -----------   -----------       ------------    -------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $24,102,025   $23,270,062       $215,358,504    $ 226,552,664
                         ===========   ===========       ============    =============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (28,678)  $        --       $    394,663    $      72,775
                         ===========   ===========       ============    =============



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                       INTERNATIONAL
                                                    SMALLCAP FUND, INC.
-------------------------------------------------------------------------------
                                                SIX MONTHS          YEAR
                                                  ENDED            ENDED
                                                APRIL 30,       OCTOBER 31,
                                                   2003             2002
                                               ------------  ------------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).......  $  (108,621)   $   (245,681)
Net realized gain (loss) from investment
 transactions and foreign currency
 transactions................................   (6,267,761)     (2,286,565)
Change in unrealized
 appreciation/depreciation of investments and
 translation of assets and liabilities in
 foreign currencies..........................    7,675,231      (1,861,795)
                                               -----------    ------------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations    1,298,849      (4,394,041)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Class A.....................................      (19,057)             --
                                               -----------    ------------
            Total Dividends and Distributions      (19,057)             --
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Class A.....................................    5,266,924      23,663,602
 Class B.....................................      844,571       2,084,900
 Class C.....................................          N/A      1,286,305/(a)/
 Class R.....................................          N/A         31,922/(b)/
Shares issued in reinvestment of dividends
 and distributions:
 Class A.....................................       17,605              --
Shares redeemed:
 Class A.....................................   (4,980,956)    (22,250,092)
 Class B.....................................   (1,051,477)     (2,102,781)
 Class C.....................................          N/A      (1,756,461)/(a)/
 Class R.....................................          N/A      (3,272,881)/(b)/
                                               -----------    ------------
   Net Increase (Decrease) in Net Assets from
                   Capital Share Transactions       96,667      (2,315,486)
                                               -----------    ------------
                    Total Increase (Decrease)    1,376,459      (6,709,527)
NET ASSETS
Beginning of period..........................   34,357,304      41,066,831
                                               -----------    ------------
End of period (including undistributed net
 investment income as set forth below).......  $35,733,763    $ 34,357,304
                                               ===========    ============
Undistributed (Overdistributed) Net
 Investment Income (Operating Loss)..........  $  (121,573)   $     13,480
                                               ===========    ============



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., and Principal International SmallCap Fund, Inc. (the "International Growth Funds") are registered under the Investment Company Act of 1940, as amended, as open-end diversified management investment companies and operate in the mutual fund industry.

Each fund offers both Class A shares and Class B shares to the public. Class A shares generally are sold with an initial sales charge based on declining rates and certain purchases may be subject to a contingent deferred sales charge ("CDSC") upon redemption. Class B shares are sold without an initial sales charge, but bear higher ongoing distribution fees and are subject to a declining CDSC on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after purchase. Both classes of shares for each fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by each of the International Growth Funds' respective Board of Directors. In addition, the Board of Directors of each fund declares separate dividends on each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the International Growth Funds:



SECURITY VALUATION . The International Growth Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by each fund's Board of Directors. Short-term securities are valued at amortized cost, which approximates market.



FOREIGN SECURITIES. . Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and regularly reviewed by each fund's Board of Directors. To the extent each fund invests in foreign securities listed on foreign exchanges which trade on days on which the fund does not determine its net asset value, for example weekends and other customary national U.S. holidays, each fund's net asset value could be significantly affected on days when shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the International Growth Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by each fund's Board of Directors as may occasionally be necessary.

The value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the fund holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.



INCOME AND INVESTMENT TRANSACTIONS. . The International Growth Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The International Growth Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The International Growth Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.



EXPENSES . The International Growth Funds allocate daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2003 are included separately in the statements of operations.



DISTRIBUTIONS TO SHAREHOLDERS . Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, losses deferred due to wash sales, commission recapture, and sales of Passive Foreign Investment Companies. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions which exceed current and accumulated earnings and profits for federal income tax purposes, are reported as tax return of capital distributions.



FEDERAL INCOME TAXES . No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES



FEES PAID INDIRECTLY . The International Growth Funds direct certain portfolio transactions to a brokerage firm that, in turn, pays a portion of the Fund's operating expenses. The International Growth Funds have also entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each fund's expenses. These amounts are reflected in the statements of operations.



LINE OF CREDIT . The International Growth Funds participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds in proportion to their average net assets during each calendar quarter. At April 30, 2003, the Principal International Emerging Markets Fund, Inc. had an outstanding borrowing of $120,000 at an annual rate of 1.81%. No other International Growth Fund had outstanding borrowings under the line of credit.


4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES . The International Growth Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each fund's average daily net assets. The annual rates used in this calculation for the International Growth Funds are as follows:

                                    NET ASSETS OF FUNDS (IN MILLIONS)
                             ---------------------------------------------
                              FIRST      NEXT      NEXT      NEXT       OVER
                               $100      $100      $100      $100       $400
                             --------  --------  --------  --------  ----------
Principal International       1.25%     1.20%     1.15%     1.10%      1.05%
Emerging Markets Fund, Inc.
Principal International       1.20      1.15      1.10      1.05       1.00
SmallCap Fund, Inc.

                                    NET ASSETS OF FUNDS (IN MILLIONS)
                             --------------------------------------------
                              FIRST      NEXT      NEXT      NEXT       OVER
                               $250      $250      $250      $250      $1,000
                             --------  --------  --------  --------  ----------
Principal International        .85%      .80%      .75%      .70%       .65%
Fund, Inc.


The International Growth Funds also reimburse the Manager for transfer and administrative services, including the cost of accounting, data processing, supplies and other services rendered.

The Manager has voluntarily agreed to limit the Fund's expenses for certain of the International Growth Funds. The limits are expressed as a percentage of average daily net assets attributable to each class on an annualized basis during the reporting period. Effective March 1, 2003, the operating expense limits for Principal International Emerging Markets Fund, Inc. increased from 2.50% to 2.75% for Class A shares and 3.25% to 3.50% for Class B shares. Also effective March 1, 2003, an expense limit of 1.63% began for Class A shares of Principal International Fund, Inc.



DISTRIBUTION FEES . The International Growth Funds bear distribution fees with respect to each class computed at an annual rate of up to .25% for Class A shares and 1.00% for Class B shares of the average daily net assets attributable to each class of each fund.

Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter. A portion of the fees is subsequently remitted to retail dealers. Pursuant to the distribution agreements for Class A and Class B shares, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the respective International Growth Funds which generated the excess.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
4.  MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



SALES CHARGES . Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A and Class B share redemptions. The charge is based on declining rates which for Class A shares begin at .75% and Class B shares at 4.00% of the lesser of current market value or the cost of shares being redeemed. Princor Financial Services Corporation also retains sales charges on sales of Class A shares based on declining rates. As of March 1, 2003, the maximum rate increased from 4.75% to 5.75% of the offering price. The aggregate amount of these charges retained by Princor Financial Services Corporation for the period ended April 30, 2003, were as follows:

                                                                             CLASS A     CLASS B
                                                                             -------     -------
 Principal International Emerging Markets Fund, Inc.                        $ 28,376     $ 3,377
 Principal International Fund, Inc.                                          163,714      28,816
 Principal International SmallCap Fund, Inc.                                  61,238       9,729




AFFILIATED OWNERSHIP . At April 30, 2003, Principal Life Insurance Company (an affiliate of the Manager), affiliates of Principal Life Insurance Company and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the International Growth Funds as follows:

                                                          CLASS A    CLASS B
                                                          -------    -------
 Principal International Emerging Markets Fund, Inc.     692,531     302,268
 Principal International Fund, Inc.                   10,557,081          --
 Principal International SmallCap Fund, Inc.             180,700          --





AFFILIATED BROKERAGE COMMISSIONS . No brokerage commissions were paid by the International Growth Funds to affiliated broker dealers during the period.


5. INVESTMENT TRANSACTIONS

For the period ended April 30, 2003, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the International Growth Funds were as follows:

                                               PURCHASES             SALES
                                        -----------------------  --------------
 Principal International Emerging             $12,004,226         $ 11,487,918
 Markets Fund, Inc.
 Principal International Fund, Inc.            95,450,354          102,576,841
 Principal International SmallCap              30,307,925           30,063,848
 Fund, Inc.




At April 30, 2003, net federal income tax unrealized appreciation (depreciation) of investments held by the International Growth Funds was composed of the following:

                                                          TAX COST OF                                         NET
                                                          INVESTMENTS            GROSS UNREALIZED          UNREALIZED
                                                                        ---------------------------------- APPRECIATION
                                                         IN SECURITIES  APPRECIATION       (DEPRECIATION) (DEPRECIATION)
                                                         -------------  ------------       -------------- OF INVESTMENTS
                                                                                                          ---------------
 Principal International Emerging Markets Fund, Inc.     $ 23,762,673   $       2,204,382  $  (2,032,862)     $    171,520
 Principal International Fund, Inc.                       223,402,877          10,029,039    (19,759,970)       (9,730,931)
 Principal International SmallCap Fund, Inc.               32,243,850           3,463,012       (757,858)        2,705,154




The International Growth Funds' investments are with various issuers in various industries. The schedules of investments contained herein summarize concentrations of credit risk by country, issuer and industry.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares were as follows:

                                                                      PRINCIPAL           PRINCIPAL          PRINCIPAL
                                                                INTERNATIONAL EMERGING  INTERNATIONAL      INTERNATIONAL
                                                                  MARKETS FUND, INC.     FUND, INC.     SMALLCAP FUND, INC.
                                                                ----------------------  -------------  ---------------------
 PERIOD ENDED APRIL 30, 2003:
 Shares sold:
  Class A.....................................................         424,683            2,809,239           630,166
  Class B.....................................................          41,746              468,158           104,810
 Shares issued in reinvestment of dividends and distributions:
  Class A.....................................................              --               12,732             2,098
  Class B.....................................................              --                   --                --
 Shares redeemed:
  Class A.....................................................        (448,250)          (4,612,886)         (597,045)
  Class B.....................................................         (65,371)          (1,228,215)         (131,283)
                                                                      --------           ----------          --------
                                       Net Increase (Decrease)         (47,192)          (2,550,972)            8,746
                                                                      ========           ==========          ========

                                                                      PRINCIPAL           PRINCIPAL          PRINCIPAL
                                                                INTERNATIONAL EMERGING  INTERNATIONAL      INTERNATIONAL
                                                                  MARKETS FUND, INC.     FUND, INC.     SMALLCAP FUND, INC.
                                                                ----------------------  -------------  ---------------------
 YEAR ENDED OCTOBER 31, 2002:
 Shares sold:
  Class A.....................................................         918,757           16,716,133          2,378,719
  Class B.....................................................         132,156              994,232            216,748
  Class C*....................................................           1,050               38,093            133,839
  Class R**...................................................           2,476               54,645              2,917
 Shares issued in acquisitions:
  Class A.....................................................              --            1,273,623                 --
  Class B.....................................................              --              395,922                 --
 Shares issued in reinvestment of dividends and distributions:
  Class A.....................................................              --               98,673                 --
  Class B.....................................................              --                   --                 --
  Class C*....................................................              --                   --                 --
  Class R**...................................................              --                   --                 --
 Shares redeemed:
  Class A.....................................................        (639,348)         (17,839,244)        (2,233,689)
  Class B.....................................................         (85,426)          (1,475,529)          (220,443)
  Class C*....................................................         (33,546)            (216,532)          (181,428)
  Class R**...................................................        (239,773)          (2,974,499)          (321,216)
                                                                      --------          -----------         ----------
                                       Net Increase (Decrease)          56,346           (2,934,483)          (224,553)
                                                                      ========          ===========         ==========



* Period from November 1, 2001 through January 31, 2002 (discontinuation of Class C shares).
** Period from November 1, 2001 through December 28, 2001 (discontinuation of Class R shares).

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

Effective January 31, 2002 and December 28, 2001, respectively, Class C shares and Class R shares were discontinued and exchanged into Class A shares as follows:

                                CLASS C                      CLASS R
                         ----------------------  --------------------------------
                           SHARES     DOLLARS     SHARES                 DOLLARS
                          EXCHANGED  EXCHANGED   EXCHANGED              EXCHANGED
                         ----------  ----------  ---------            -------------
 Principal                 32,613    $  258,946    231,357             $ 1,749,057
 International Emerging
 Markets Fund, Inc.
 Principal                174,698     1,023,732  2,804,637              17,192,424
 International Fund,
 Inc.
 Principal                 66,379       669,769    311,786               3,186,457
 International SmallCap
 Fund, Inc.




7. FEDERAL TAX INFORMATION


DISTRIBUTIONS TO SHAREHOLDERS . The federal income tax character of distributions paid for periods ended April 30, 2003, and October 31, 2002, respectively, were as follows:

                                 ORDINARY INCOME      LONG-TERM CAPITAL GAIN
                                 -----------          -------------
                                 2003       2002        2003          2002
                                 ----       ----        ----          ----
 Principal International        $    --   $     --        $--           $--
 Emerging Markets Fund, Inc.
 Principal International         64,843    494,213         --            --
 Fund, Inc.
 Principal International         19,057         --         --            --
 SmallCap Fund, Inc.


For federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.



DISTRIBUTABLE EARNINGS .

                                     UNDISTRIBUTED          UNDISTRIBUTED
                                     ORDINARY INCOME   LONG-TERM CAPITAL GAINS
                                    ----------------   -----------------------
 Principal International Emerging
 Markets Fund, Inc.                     $    --                  $ --
 Principal International Fund,
 Inc.                                    67,299                     --
 Principal International SmallCap
 Fund, Inc.                              13,480                    --

As of October 31, 2002, the components of distributable earnings on a federal tax basis were as follows:


CAPITAL LOSS CARRYFORWARDS . Capital loss carryforwards are losses that can be used to offset future capital gains of the fund. At October 31, 2002, the International Growth Funds had approximate net capital loss carryforwards as follows:

                                                                              NET CAPITAL LOSS CARRYFORWARDS EXPIRING IN:

                                                                               2007       2008        2009          2010
                                                                             --------  ----------  -----------  -------------
 Principal International Emerging Markets Fund, Inc.                         $     --  $       --  $ 6,871,000   $   689,000
 Principal International Fund, Inc.                                           310,000   2,612,000   55,755,000    46,940,000
 Principal International SmallCap Fund, Inc.                                       --          --   10,352,000     3,151,000


Principal International Fund, Inc. acquired approximately $2,448,000 and $1,920,000 of capital losses, included above, as part of its acquisition of Principal European Fund, Inc. and Principal Pacific Basin Fund, Inc., respectively, which may be applied against realized net taxable gains in future years, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

                            SCHEDULE OF INVESTMENTS
              PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (94.72%)
AGRICULTURAL OPERATIONS (0.76%)
                                                                         $
 Bunge                                                  6,537                183,101
AUDIO & VIDEO PRODUCTS (0.48%)
 Vestel Elektronik Sanayi /1/                      48,392,000                115,881
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (1.08%)
 Hyundai Mobis                                         13,040                259,190
BREWERY (2.84%)
 Anadolu Efes Biracilik ve Malt Sanayii             5,519,000                110,133
 Companhia de Bebidas das Americas                     12,486                248,347
 Fomento Economico Mexicano                             3,400                129,064
 Hite Brewery                                           3,921                196,857
                                                                             684,401
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.79%)
 Anhui Conch Cement                                   426,000                196,639
 Apasco                                                15,100                102,995
 Siam Cement                                           44,500                131,829
                                                                             431,463
BUILDING-RESIDENTIAL & COMMERCIAL (1.91%)
 Corporacion GEO /1/                                   68,700                189,572
 Land & Houses Public                               1,510,599                271,323
                                                                             460,895
CASINO HOTELS (0.44%)
 Genting Berhad                                        33,608                106,131
CELLULAR TELECOMMUNICATIONS (3.96%)
 America Movil                                         30,400                509,808
 China Mobile                                         133,850                268,591
 Vimpel Communications /1/                              4,418                176,101
                                                                             954,500
CHEMICALS-PLASTICS (0.56%)
 Formosa Plastics                                     109,000                134,452
COATINGS & PAINT (0.52%)
 Kumgang Korea Chemical                                 1,470                125,222
COMMERCIAL BANKS (7.85%)
 Akbank                                            18,069,000                 64,038
 Banco Bradesco                                        10,500                216,300
 Bank Pekao                                             5,900                132,520
 Chinatrust Financial Holding /1/                     329,507                257,102
 Hansabank                                             10,585                192,786
 Komercni Banka                                         2,630                183,229
 Kookmin Bank                                           4,799                134,688
 OTP Bank                                               9,800                105,214
 Public Bank                                          276,700                160,195
 Standard Bank Investment                              69,040                277,059
 Thai Farmers Bank /1/                                199,000                168,270
                                                                           1,891,401
COMPUTERS (0.74%)
 Quanta Computer                                      102,000                178,485
COMPUTERS-PERIPHERAL EQUIPMENT (0.64%)
 Ambit Microsystems                                    54,000                154,131
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS-PAPER & PLASTIC (0.51%)
                                                                         $
 Taiwan Hon Chuan Enterprise                           92,000                122,456
DISTRIBUTION-WHOLESALE (0.55%)
 Esprit Holdings                                       67,900                133,205
DIVERSIFIED FINANCIAL SERVICES (2.32%)
 FirstRand                                            127,985                124,884
 Shinhan Financial Group                               25,270                249,580
 Sinopac Holdings /1/                                 594,961                185,179
                                                                             559,643
DIVERSIFIED MINERALS (3.60%)
 Anglo American                                        43,362                628,115
 Antofagasta                                           12,465                125,410
 Cia Vale do Rio Doce /1/                               4,100                114,636
                                                                             868,161
DIVERSIFIED OPERATIONS (1.55%)
 Alfa                                                 144,983                247,226
 Grupo Carso /1/                                       44,647                127,321
                                                                             374,547
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.43%)
 Enka Insaat ve Sanayi                              3,002,000                104,476
ELECTRIC PRODUCTS-MISCELLANEOUS (1.63%)
 LG Electronics                                         3,240                111,733
 Moatech                                               16,700                120,130
 Techtronic Industries                                128,000                160,840
                                                                             392,703
ELECTRIC-GENERATION (1.62%)
 CEZ                                                   41,200                153,676
 Huaneng Power International                          116,000                110,065
 Ratchaburi Electricity Generating Holding            227,100                127,138
                                                                             390,879
ELECTRIC-INTEGRATED (1.27%)
 Korea Electric Power                                  32,500                306,150
ELECTRONIC COMPONENTS-MISCELLANEOUS (6.69%)
 AU Optronics /1/                                     325,000                165,017
 Samsung Electronics                                    5,770              1,448,436
                                                                           1,613,453
ELECTRONIC CONNECTORS (1.14%)
 Hon Hai Precision Industry                            87,500                273,594
FINANCE-CONSUMER LOANS (1.13%)
 African Bank Investments                             359,087                271,426
FINANCE-OTHER SERVICES (2.75%)
 Fubon Financial Holding                              222,000                151,566
 Grupo Financiero BBVA Bancomer /1/                   587,029                510,485
                                                                             662,051
FOOD-DAIRY PRODUCTS (0.67%)
 Wimm-Bill-Dann Foods                                   8,820                161,847
FOOD-MISCELLANEOUS/DIVERSIFIED (0.61%)
 Indofood Sukses Makmur                             1,752,000                146,446
FOOD-RETAIL (0.50%)
 Shoprite Holdings                                    156,440                120,400
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (0.97%)
                                                                         $
 OAO Gazprom                                           14,870                234,202
GOLD MINING (0.78%)
 Harmony Gold Mining                                   17,670                186,989
INTERNET INFRASTRUCTURE SOFTWARE (0.58%)
 RADVision /1/                                         22,042                138,865
INTERNET SECURITY (0.58%)
 Check Point Software Technologies /1/                  8,950                140,783
LIFE & HEALTH INSURANCE (0.48%)
 Sanlam                                               139,229                115,382
MEDICAL-DRUGS (3.05%)
 Dr. Reddy's Laboratories /1/                           6,826                129,011
 Pliva D.D. /2/                                        12,003                167,300
 Ranbaxy Laboratories                                   7,277                113,740
 Teva Pharmaceutical Industries                         6,950                324,565
                                                                             734,616
MONEY CENTER BANKS (2.62%)
 Bank Hapoalim /1/                                     68,492                118,495
 ICICI Bank                                            16,900                 89,063
 State Bank of India /2/                               28,597                423,235
                                                                             630,793
NETWORKING PRODUCTS (0.46%)
 Accton Technology /1/                                165,000                111,231
OIL COMPANY-EXPLORATION & PRODUCTION (1.51%)
 CNOOC                                                 95,000                124,855
 PTT Exploration & Production                          40,444                125,945
 PTT Public                                           103,100                113,033
                                                                             363,833
OIL COMPANY-INTEGRATED (5.31%)
 LUKOIL                                                 3,880                267,099
 PetroChina                                         1,210,000                276,162
 Petroleo Brasileiro                                   17,731                328,910
 YUKOS                                                  2,329                408,740
                                                                           1,280,911
OIL REFINING & MARKETING (0.51%)
 Tupras-Turkiye Petrol Rafine                      17,649,000                122,844
OIL-FIELD SERVICES (0.49%)
 Tenaris /1/                                            5,035                118,323
PAPER & RELATED PRODUCTS (1.43%)
 Sappi                                                 15,467                191,098
 Votorantim Celulose e Papel                            8,100                153,900
                                                                             344,998
PETROCHEMICALS (2.84%)
 Honam Petrochemical                                    4,760                119,686
 IOI Berhad                                            88,000                116,947
 LG Chemical                                            6,740                223,557
 Reliance Industries /2/                               19,380                225,052
                                                                             685,242
PLATINUM (0.84%)
 Impala Platinum Holdings                               4,110                203,345
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
POWER CONVERTER & SUPPLY EQUIPMENT (0.48%)
                                                                         $
 Bharat Heavy Electricals                              23,979                116,312
PROPERTY & CASUALTY INSURANCE (0.84%)
 Samsung Fire & Marine Insurance                        4,080                201,481
REAL ESTATE OPERATOR & DEVELOPER (0.74%)
 Consorcio ARA /1/                                     96,200                177,501
RETAIL-DISCOUNT (1.46%)
 Lojas Americanas                                  55,592,312                228,343
 Walmart de Mexico                                     44,635                123,600
                                                                             351,943
RETAIL-HYPERMARKETS (0.61%)
 Pick'n Pay Stores                                     82,070                147,192
RETAIL-MAJOR DEPARTMENT STORE (0.81%)
 Shinsegae Department Store                             1,630                194,527
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (3.79%)
 Realtek Semiconductor                                 80,000                151,463
 Taiwan Semiconductor Manufacturing                   361,845                496,162
 Taiwan Semiconductor Manufacturing /1/                15,558                130,220
 United Microelectronics /1/                           41,700                135,108
                                                                             912,953
SEMICONDUCTOR EQUIPMENT (0.64%)
 Advanced Semiconductor Engineering                   301,000                155,422
SHIPBUILDING (0.48%)
 Daewoo Shipbuilding & Marine Engineering              13,672                115,340
STEEL-PRODUCERS (1.88%)
 POSCO                                                 22,005                452,203
STEEL-SPECIALTY (0.46%)
 Cia Siderurgica Nacional                               4,800                110,448
TELECOMMUNICATION SERVICES (2.25%)
 SK Telecom                                            15,274                232,165
 Telekomunikasi Indonesia                             654,477                309,374
                                                                             541,539
TELEPHONE-INTEGRATED (5.34%)
 Brasil Telecom Participacoes                           9,160                324,264
 KT                                                    12,280                248,793
 Philippine Long Distance Telephone                    17,103                123,852
 Telefonos de Mexico                                   12,848                388,138
 Telkom                                                46,910                203,015
                                                                           1,288,062
TOBACCO (1.49%)
 British American Tobacco                              10,994                109,940
 ITC /2/                                                8,400                121,019
 KT&G /2/                                              16,801                128,600
                                                                             359,559
TRANSPORT-MARINE (0.46%)
 Evergreen Marine                                     182,000                111,205
                                         TOTAL COMMON STOCKS              22,828,734

                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
PREFERRED STOCKS (4.58%)
COMMERCIAL BANKS (1.12%)
                                                                         $
 Banco Itau Holding Financeira                      4,050,000                270,936
ELECTRIC-INTEGRATED (0.60%)
 Cia Energetica de Minas Gerais                    13,512,484                144,726
STEEL-SPECIALTY (1.52%)
 Gerdau                                            29,649,992                365,975
TELEPHONE-INTEGRATED (0.75%)
 Tele Norte Leste Participacoes                    11,856,503                180,005
TEXTILE-PRODUCTS (0.59%)
 Cia de Tecidos do Norte de Minas -
  Coteminas                                         2,116,900                143,817
                                      TOTAL PREFERRED STOCKS               1,105,459
                                                                         -----------

                        TOTAL PORTFOLIO INVESTMENTS (99.30%)              23,934,193
CASH AND RECEIVABLES, NET OF LIABILITIES (0.70%)                             167,832
                                  TOTAL NET ASSETS (100.00%)             $24,102,025
                                                                         -------------



/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $1,065,206 or 4.42% of net assets.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Argentina                    118,323              0.49%
 Brazil                     3,013,708             12.59
 China                        386,226              1.61
 Czech Republic               336,906              1.41
 Hong Kong                    884,130              3.69
 Hungary                      272,514              1.14
 India                      1,217,432              5.09
 Indonesia                    455,820              1.91
 Israel                       722,708              3.02
 Korea                      4,868,338             20.34
 Malaysia                     493,213              2.06
 Mexico                     2,505,710             10.47
 Philippines                  123,852              0.52
 Poland                       132,520              0.55
 Russia                     1,247,990              5.21
 South Africa               1,840,790              7.69
 Spain                        192,786              0.81
 Taiwan                     2,912,793             12.17
 Thailand                     937,537              3.92
 Turkey                       517,372              2.16
 United Kingdom               753,525              3.15
             TOTAL        $23,934,193            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL INTERNATIONAL FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (98.59%)
ADVERTISING SERVICES (0.51%)
                                                                           $
 Aegis Group                                            931,800               1,090,875
AIRLINES (0.60%)
 Deutsche Lufthansa                                     124,874               1,282,106
AUTO-CARS & LIGHT TRUCKS (4.51%)
 Bayerische Motoren Werke                                71,900               2,399,188
 Honda Motor                                             69,719               2,309,157
 Nissan Motor                                           333,770               2,560,788
 PSA Peugeot Citroen                                     52,123               2,439,619
                                                                              9,708,752
BEVERAGES-WINE & SPIRITS (0.63%)
 Pernod-Ricard                                           15,500               1,360,488
BREWERY (0.60%)
 Interbrew                                               57,550               1,284,516
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.77%)
 Lafarge                                                 24,706               1,659,828
BUILDING-HEAVY CONSTRUCTION (0.66%)
 Vinci                                                   21,930               1,428,051
CELLULAR TELECOMMUNICATIONS (5.65%)
 America Movil                                           85,600               1,435,512
 NTT DoCoMo                                                 793               1,635,737
 Orange /1/                                             411,821               3,299,872
 Vodafone Group                                       2,940,503               5,804,079
                                                                             12,175,200
CHEMICALS-DIVERSIFIED (0.99%)
 Shin-Estu Chemical                                      31,460                 941,742
 Sumitomo Chemical                                      441,506               1,195,761
                                                                              2,137,503
CHEMICALS-SPECIALTY (0.96%)
 Lonza Group                                             33,908               2,058,780
COMMERCIAL BANKS (6.65%)
 Allied Irish Banks                                     209,619               3,228,300
 Bank of Ireland                                        286,000               3,526,895
 Bank of Nova Scotia                                     28,400               1,104,444
 Chinatrust Financial Holding /1/                     1,939,000               1,512,932
 DnB Holding                                            329,620               1,573,253
 National Bank of Canada                                 93,930               2,285,067
 Svenska Handelsbanken                                   68,433               1,087,606
                                                                             14,318,497
COMPUTERS-PERIPHERAL EQUIPMENT (0.32%)
 Ambit Microsystems                                     239,000                 682,172
COOPERATIVE BANKS (0.86%)
 Banco Popolare di Verona e Novara                      136,200               1,849,830
DIVERSIFIED FINANCIAL SERVICES (0.89%)
 Deutsche Boerse                                         41,270               1,915,985
DIVERSIFIED MINERALS (1.01%)
 Anglo American                                          69,273                 992,012
 Cia Vale do Rio Doce /1/                                42,170               1,179,073
                                                                              2,171,085
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATIONS (0.61%)
                                                                           $
 Brascan                                                 58,100               1,310,146
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.50%)
 Rentokil Initial                                       356,220               1,067,491
ELECTRIC PRODUCTS-MISCELLANEOUS (1.45%)
 Brother Industries                                     230,000               1,544,776
 Sanyo Electric                                         502,000               1,570,066
                                                                              3,114,842
ELECTRIC-INTEGRATED (4.16%)
 E.ON                                                    53,825               2,552,920
 Endesa /1/                                             110,482               1,567,116
 Iberdrola                                               99,100               1,595,895
 Korea Electric Power                                    98,530               1,658,386
 Scottish & Southern Energy                             154,500               1,587,757
                                                                              8,962,074
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.66%)
 Koninklijke Philips Electronics                         65,858               1,225,204
 Kyocera                                                  7,573                 369,569
 Samsung Electronics                                      7,912               1,986,140
                                                                              3,580,913
FINANCE-INVESTMENT BANKER & BROKER (0.21%)
 Nomura Securities /1/                                   46,010                 455,625
FINANCE-OTHER SERVICES (0.80%)
 Grupo Financiero BBVA Bancomer /1/                   1,992,700               1,732,867
FOOD-MISCELLANEOUS/DIVERSIFIED (3.87%)
 Nestle                                                  14,114               2,877,329
 Unilever                                                86,556               5,452,872
                                                                              8,330,201
GAS-DISTRIBUTION (1.89%)
 Centrica                                               823,171               2,187,240
 Tokyo Gas                                              578,000               1,880,463
                                                                              4,067,703
HOTELS & MOTELS (0.60%)
 Accor                                                   38,924               1,282,759
IMPORT & EXPORT (1.22%)
 Mitsubishi                                             440,619               2,619,477
LIFE & HEALTH INSURANCE (0.64%)
 Power Corp. of Canada                                   49,210               1,380,665
MACHINERY TOOLS & RELATED PRODUCTS (0.78%)
 Sandvik                                                 66,029               1,679,039
MACHINERY-CONSTRUCTION & MINING (0.89%)
 Atlas Copco                                             79,414               1,927,171
MACHINERY-ELECTRICAL (0.94%)
 Schneider Electric                                      42,625               2,017,898
MEDICAL-DRUGS (6.65%)
 Aventis                                                 32,135               1,632,110
 GlaxoSmithKline                                         97,971               1,963,540
 Novartis                                                99,514               3,925,384
 Novo Nordisk                                            45,600               1,651,913
 Schering                                                36,008               1,605,388
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                           $
 Takeda Chemical Industries                              40,339               1,478,127
 Teva Pharmaceutical Industries                          13,200                 616,440
 Yamanouchi Pharmaceutical                               57,385               1,448,339
                                                                             14,321,241
METAL-DIVERSIFIED (0.50%)
 Rio Tinto                                               56,070               1,071,782
MONEY CENTER BANKS (8.94%)
 ABN AMRO Holding                                       172,381               2,912,591
 Barclays                                               433,466               2,994,572
 BNP Paribas                                             85,293               4,003,565
 Royal Bank of Canada                                    38,600               1,609,006
 Royal Bank of Scotland                                 193,320               5,070,258
 UniCredito Italiano                                    610,100               2,669,016
                                                                             19,259,008
MULTI-LINE INSURANCE (2.09%)
 AXA                                                     82,181               1,248,227
 ING Groep                                               80,810               1,312,177
 Riunione Adriatica di Sicurta                          135,207               1,949,512
                                                                              4,509,916
MULTIMEDIA (2.31%)
 Lagardere                                               36,150               1,381,358
 News                                                   126,828               3,586,696
                                                                              4,968,054
NON-HOTEL GAMBLING (0.55%)
 Hilton Group                                           485,195               1,186,458
OFFICE AUTOMATION & EQUIPMENT (2.67%)
 Canon                                                  111,606               4,510,657
 Ricoh                                                   80,610               1,236,254
                                                                              5,746,911
OIL COMPANY-EXPLORATION & PRODUCTION (1.57%)
 Canadian Natural Resources                              52,231               1,740,305
 Talisman Energy                                         41,090               1,639,189
                                                                              3,379,494
OIL COMPANY-INTEGRATED (5.83%)
 BP Amoco                                               135,311                 858,555
 ENI                                                    268,043               3,819,966
 Shell Transport & Trading                              641,720               3,843,545
 TotalFinaElf                                            30,821               4,041,558
                                                                             12,563,624
OIL REFINING & MARKETING (0.69%)
 Statoil                                                187,790               1,489,375
OIL-FIELD SERVICES (0.61%)
 Saipem                                                 186,900               1,303,628
PAPER & RELATED PRODUCTS (0.50%)
 UPM-Kymmene Oyj                                         73,956               1,081,207
PHOTO EQUIPMENT & SUPPLIES (0.39%)
 Fuji Photo Film                                         33,220                 846,795
PIPELINES (0.31%)
 TransCanada PipeLines                                   42,341                 675,874
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (1.30%)
                                                                           $
 Mitsui Sumitomo Insurance                              424,000               1,990,944
 QBE Insurance Group                                    153,000                 817,356
                                                                              2,808,300
PUBLIC THOROUGHFARES (0.96%)
 Brisa-Auto Estradas de Portugal                        383,185               2,065,475
PUBLISHING-PERIODICALS (0.60%)
 Eniro                                                  168,800               1,289,778
REAL ESTATE MANAGEMENT & SERVICES (0.40%)
 Unibail                                                 12,800                 856,374
REAL ESTATE OPERATOR & DEVELOPER (0.49%)
 Land Securities Group                                   88,096               1,062,332
REINSURANCE (0.12%)
 Converium Holding                                        5,834                 263,461
RETAIL-MAJOR DEPARTMENT STORE (1.69%)
 Metro                                                  132,979               3,650,752
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.66%)
 Taiwan Semiconductor Manufacturing                   1,031,000               1,413,706
SOAP & CLEANING PRODUCTS (0.61%)
 Reckitt Benckiser                                       75,100               1,323,915
STEEL-PRODUCERS (1.46%)
 Arcelor                                                158,695               1,795,831
 Pohang Iron & Steel                                     16,080               1,356,543
                                                                              3,152,374
TELECOMMUNICATION EQUIPMENT (0.99%)
 Nokia                                                  129,013               2,137,745
TELECOMMUNICATION SERVICES (1.38%)
 Amdocs /1/                                              49,697                 877,649
 Cable & Wireless                                     1,748,324               2,102,680
                                                                              2,980,329
TELEPHONE-INTEGRATED (4.29%)
 Deutsche Telekom                                       232,786               3,112,274
 KT                                                      67,941               1,376,485
 Nippon Telegraph & Telephone                               314               1,100,554
 Royal KPN /1/                                          200,754               1,335,287
 Telecom Italia                                         136,101                 669,829
 Telefonica /1/                                         147,806               1,634,669
                                                                              9,229,098
TOBACCO (1.82%)
 Altadis                                                152,250               3,924,944
TRANSPORT-MARINE (0.73%)
 Nippon Yusen Kabushiki Kaisha                          463,800               1,567,260
TRANSPORT-RAIL (0.49%)
 East Japan Railway                                         232               1,050,478


                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (1.16%)
                                                                           $
 Exel                                                   136,300               1,307,049
 TPG                                                     75,804               1,182,670
                                                                              2,489,719
                                           TOTAL COMMON STOCKS              212,321,946

                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.63%)
DIVERSIFIED FINANCIAL SERVICES (0.63%)
 General Electric Capital
                                                     $                     $
  1.35%; 05/01/03                                     1,350,000               1,350,000
                                        TOTAL COMMERCIAL PAPER                1,350,000
                                                                           ------------

                          TOTAL PORTFOLIO INVESTMENTS (99.22%)              213,671,946
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (0.78%)                1,686,558
                                    TOTAL NET ASSETS (100.00%)             $215,358,504
                                                                           --------------



/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
                          $
 Australia                   4,404,052              2.06%
 Belgium                     1,284,516              0.60
 Brazil                      1,179,073              0.55
 Canada                     11,744,697              5.50
 Denmark                     1,651,913              0.77
 Finland                     3,218,953              1.51
 France                     26,651,707             12.47
 Germany                    16,518,613              7.73
 Ireland                     6,755,195              3.16
 Israel                        616,440              0.29
 Italy                      12,261,782              5.74
 Japan                      32,312,568             15.12
 Korea                       6,377,553              2.99
 Luxembourg                  1,795,831              0.84
 Mexico                      3,168,379              1.48
 Netherlands                13,420,800              6.28
 Norway                      3,062,627              1.44
 Portugal                    2,065,474              0.97
 Spain                       8,722,625              4.08
 Sweden                      5,983,594              2.80
 Switzerland                 9,124,955              4.27
 Taiwan                      3,608,810              1.69
 United Kingdom             35,514,140             16.62
 United States               2,227,649              1.04
             TOTAL        $213,671,946            100.00%
                          --------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                     Shares
                                                      Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (97.80%)
ADVERTISING SERVICES (0.57%)
                                                                        $
 Aegis Group                                         173,100              202,651
AIRLINES (0.45%)
 Asiana Airlines /1/                                  87,140              162,088
APPAREL MANUFACTURERS (0.72%)
 Sanyo Shokai                                         48,100              256,108
APPLIANCES (2.59%)
 Fisher & Paykel Appliances Holdings                  23,600              141,247
 Merloni Elettrodomestici                             23,488              285,718
 Saeco International Group                            44,410              169,996
 SEB                                                   3,500              328,104
                                                                          925,065
AUDIO & VIDEO PRODUCTS (0.58%)
 Alpine Electronics                                   18,368              206,844
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.70%)
 Exedy                                                26,500              249,757
BEVERAGES-NON-ALCOHOLIC (0.37%)
 Cott /1/                                              7,153              130,685
BEVERAGES-WINE & SPIRITS (0.93%)
 Davide Campari                                        9,593              330,809
BREWERY (1.33%)
 Molson                                               20,669              475,447
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.63%)
 Geberit                                               1,219              383,774
 Kingspan Group                                       78,132              197,062
                                                                          580,836
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.53%)
 Carillion                                            86,587              189,591
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.95%)
 Ciments Francais                                      3,280              176,069
 Italcementi                                          27,906              291,499
 Sumitomo Osaka Cement                               166,951              230,982
                                                                          698,550
BUILDING-HEAVY CONSTRUCTION (3.98%)
 Daelim Industrial                                    17,700              288,444
 Fomento de Construcciones y Contratas                12,792              327,489
 Grupo Dragados                                       17,925              342,474
 Vinci                                                 7,150              465,598
                                                                        1,424,005
BUILDING-RESIDENTIAL & COMMERCIAL (2.62%)
 Crest Nicholson                                      44,600              153,256
 McCarthy & Stone                                     33,295              191,038
 Persimmon                                            46,390              308,990
 Sekisui Chemical                                    110,800              284,293
                                                                          937,577
CASINO HOTELS (0.54%)
 Sky City Entertainment Group                         41,600              193,132
CELLULAR TELECOMMUNICATIONS (0.62%)
 Mobistar                                              6,847              223,125
                                                     Shares
                                                      Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (0.68%)
                                                                        $
 Mitsubishi Gas Chemical                             167,500              241,573
CHEMICALS-SPECIALTY (0.56%)
 Daicel Chemical Industries                           59,750              199,901
COATINGS & PAINT (1.07%)
 Kansai Paint                                        132,000              381,855
COMMERCIAL BANKS (2.51%)
 Anglo Irish Bank                                     60,609              455,891
 Banca Monte dei Paschi di Siena                      49,335              136,268
 Bank of Kyoto                                        36,100              154,075
 Jyske Bank /1/                                        4,580              149,393
                                                                          895,627
COMMERCIAL SERVICES (1.00%)
 Societe Generale de Surveillance Holding              1,022              357,545
COMPUTER SERVICES (0.66%)
 Indra Sistemas                                       27,327              234,826
COMPUTERS-PERIPHERAL EQUIPMENT (0.39%)
 Logitech International                                3,810              140,456
CONSULTING SERVICES (0.53%)
 Drake Beam Morin                                      5,600              189,703
COOPERATIVE BANKS (0.75%)
 Banca Popolare di Lodi                               28,160              269,640
DIAGNOSTIC EQUIPMENT (0.45%)
 Draegerwerk                                           4,810              159,697
DISTRIBUTION-WHOLESALE (1.93%)
 Esprit Holdings                                     207,251              406,580
 Inchcape                                             24,290              283,785
                                                                          690,365
DIVERSIFIED OPERATIONS (1.58%)
 DCC                                                  13,700              169,710
 Industriforvaltnings AB Kinnevik                     25,400              394,367
                                                                          564,077
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.97%)
 Jarvis                                               67,990              345,011
ELECTRIC PRODUCTS-MISCELLANEOUS (1.97%)
 Brother Industries                                   61,860              415,477
 Ultra Electronics Holdings                           14,429              106,312
 Vossloh                                               5,233              183,961
                                                                          705,750
ELECTRIC-TRANSMISSION (0.42%)
 Red Electrica de Espana                              12,528              148,900
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.41%)
 Micronas Semiconductor Holdings /1/                   6,343              147,316
ELECTRONIC PARTS DISTRIBUTION (0.31%)
 Macnica                                               6,800              109,190
ENERGY-ALTERNATE SOURCES (0.98%)
 Grupo Auxiliar Metalurgico /1/                       17,042              349,377
                                                     Shares
                                                      Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.86%)
                                                                        $
 Downer EDI                                          438,865              164,719
 Fugro                                                 3,526              143,038
                                                                          307,757
FINANCE-CONSUMER LOANS (2.06%)
 Cattles                                              77,560              394,194
 Nissin                                               23,800              104,172
 Provident Financial                                  25,910              237,697
                                                                          736,063
FINANCE-INVESTMENT BANKER & BROKER (1.68%)
 ICAP                                                 27,600              428,980
 Seoul Securities                                     69,086              170,583
                                                                          599,563
FINANCE-LEASING COMPANY (0.42%)
 Sumisho Lease                                        10,796              150,452
FINANCE-MORTGAGE LOAN/BANKER (0.45%)
 Kensington Group                                     49,800              161,573
FINANCE-OTHER SERVICES (0.54%)
 Intrum Justitia                                      40,166              193,963
FISHERIES (0.48%)
 Maruha                                              152,885              173,063
FOOD-CATERING (0.55%)
 Elior                                                33,570              194,813
FOOD-DAIRY PRODUCTS (0.75%)
 Meiji Dairies                                        72,961              266,736
FOOD-MISCELLANEOUS/DIVERSIFIED (0.79%)
 COFCO International                                 551,400              183,822
 Viscofan                                             13,900               98,504
                                                                          282,326
FOOD-RETAIL (1.30%)
 Colruyt                                               3,769              246,273
 Sobeys                                                8,490              219,559
                                                                          465,832
FOOD-WHOLESALE & DISTRIBUTION (1.57%)
 Fyffes                                              252,362              391,474
 Metcash Trading                                     125,184              169,930
                                                                          561,404
GAS-DISTRIBUTION (1.48%)
 Enagas                                               22,275              161,334
 Toho Gas                                            132,600              368,025
                                                                          529,359
HOTELS & MOTELS (0.50%)
 Jurys Doyle Hotel Group                              22,492              177,716
INVESTMENT COMPANIES (1.02%)
 Eurazeo                                               4,066              207,144
 Macquarie Infrastructure Group                       76,560              157,565
                                                                          364,709
LEISURE & RECREATION PRODUCTS (0.52%)
 Daiichikosho                                          6,439              186,270
                                                     Shares
                                                      Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY TOOLS & RELATED PRODUCTS (0.37%)
                                                                        $
 ASM Pacific Technology                               53,700              133,233
MACHINERY-CONSTRUCTION & MINING (0.70%)
 Hitachi Construction Machinery                       48,650              248,839
MACHINERY-ELECTRICAL (0.58%)
 Kone                                                  6,079              206,917
MARINE SERVICES (0.34%)
 IHC Caland                                            2,325              120,005
MEDICAL INFORMATION SYSTEM (0.63%)
 iSoft Group                                          53,550              225,948
MEDICAL INSTRUMENTS (1.78%)
 Elekta /1/                                           13,600              147,976
 Getinge                                              14,239              322,043
 Radiometer                                            2,898              165,534
                                                                          635,553
MEDICAL LABORATORY & TESTING SERVICE (0.38%)
 Unilabs                                               9,393              136,431
MEDICAL-DRUGS (4.13%)
 Acambis                                              34,300              156,237
 Fujirebio                                            22,780              181,270
 Galen Holdings                                       43,270              306,016
 Kaken Pharmaceutical                                 37,314              156,440
 Kissei Pharmaceutical                                16,600              194,172
 Powderject Pharmaceuticals                           32,575              270,728
 Schwarz Pharmaceuticals                               4,930              211,272
                                                                        1,476,135
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.81%)
 Kuraya Sanseido                                      36,060              290,875
METAL PROCESSORS & FABRICATION (0.93%)
 Crane Group                                          22,500              126,674
 Sims Group                                           37,458              205,029
                                                                          331,703
METAL-DIVERSIFIED (0.95%)
 Mitsui Mining & Smelting                            129,655              340,282
MISCELLANEOUS INVESTING (0.99%)
 Japan Retail Fund Investment                             39              189,342
 ORIX JREIT                                               38              164,414
                                                                          353,756
MORTGAGE BANKS (3.05%)
 Alliance & Leicester                                 13,867              179,741
 DEPFA Bank                                            8,480              458,989
 Northern Rock                                        39,600              452,845
                                                                        1,091,575
OFFICE AUTOMATION & EQUIP (0.57%)
 Neopost                                               5,850              202,387
OIL COMPANY-EXPLORATION & PRODUCTION (1.02%)
 Paladin Resources                                   145,922              172,583
 Penn West Petroleum /1/                               7,170              191,170
                                                                          363,753
                                                     Shares
                                                      Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (0.40%)
                                                                        $
 Nippon Mining Holdings                               82,406              143,723
OPTICAL SUPPLIES (0.24%)
 Moulin International Holdings                       201,008               85,052
PAPER & RELATED PRODUCTS (1.19%)
 Billerud                                             11,260              149,359
 Mayr-Melnhof Karton                                   3,260              276,282
                                                                          425,641
PHOTO EQUIPMENT & SUPPLIES (1.03%)
 Minolta                                              66,788              369,613
PROPERTY & CASUALTY INSURANCE (1.67%)
 Aioi Insurance                                      114,900              254,349
 Kingsway Financial Services /1/                      29,831              343,100
                                                                          597,449
PROPERTY TRUST (1.48%)
 CFS Gandel Retail Trust                             298,457              261,379
 Investa Property Group                              204,443              266,010
                                                                          527,389
PUBLIC THOROUGHFARES (0.48%)
 Autostrada Torino                                    15,842              172,730
PUBLISHING-NEWSPAPERS (2.64%)
 Arnoldo Mondadori Editore                            28,500              201,968
 Compagnie Industriali Riunite                       197,974              221,381
 John Fairfax Holdings                               151,700              289,433
 Johnston Press                                       38,600              231,655
                                                                          944,437
PUBLISHING-PERIODICALS (1.97%)
 Emap                                                 21,822              280,063
 Eniro                                                55,600              424,832
                                                                          704,895
REAL ESTATE MANAGEMENT & SERVICES (1.79%)
 Corio                                                 6,360              189,581
 Daibiru                                              31,400              117,691
 Eurocommercial Properties                             3,900               88,136
 Unibail                                               3,640              243,531
                                                                          638,939
REAL ESTATE OPERATOR & DEVELOPER (1.66%)
 Hammerson                                            26,257              190,942
 Inmobiliaria Urbis                                   25,562              184,001
 Keppel Land                                         356,800              219,031
                                                                          593,974
RETAIL-APPAREL & SHOE (1.42%)
 Debenhams                                            27,400              141,996
 New Look Group                                       41,500              162,583
 Next                                                 13,562              204,508
                                                                          509,087
RETAIL-AUTOMOBILE (0.77%)
 USS                                                   5,380              274,278
RETAIL-BUILDING PRODUCTS (0.82%)
 Grafton Group                                        74,500              292,660
                                                     Shares
                                                      Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CONVENIENCE STORE (0.30%)
                                                                        $
 MINISTOP                                              6,603              105,861
RETAIL-SPORTING GOODS (0.46%)
 Xebio                                                10,100              163,704
RUBBER & VINYL (0.33%)
 Zeon                                                 24,100              116,398
RUBBER-TIRES (1.26%)
 Continental                                          25,342              449,679
SATELLITE TELECOM (1.01%)
 PT Multimedia Servicos de Telecomunicacoes e
  Multimedia                                          23,100              362,203
SHIPBUILDING (0.53%)
 Samsung Heavy Industries                             43,148              191,059
SOAP & CLEANING PRODUCTS (0.35%)
 Mcbride                                             109,700              125,359
STEEL-PRODUCERS (1.17%)
 ThyssenKrupp                                         23,837              244,739
 Yodogawa Steel Works                                 63,600              171,719
                                                                          416,458
TELECOMMUNICATION EQUIPMENT (0.59%)
 Elcoteg Network                                      15,115              211,360
TELECOMMUNICATION SERVICES (0.58%)
 Cable & Wireless                                    171,898              206,739
TEXTILE-PRODUCTS (0.68%)
 Fountain Set Holdings                               359,800              244,509
TOYS (0.35%)
 Zapf Creation                                         3,450              126,094
TRANSPORT-MARINE (0.99%)
 Kawasaki Kisen Kaisha                               154,900              354,584
TRANSPORT-TRUCK (0.95%)
 Seino Transportation                                 57,600              340,017
WATER (0.61%)
 Kelda Group                                          32,893              216,331

                                                     Shares
                                                      Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRE & CABLE PRODUCTS (0.60%)
                                                                        $
 Fujikura                                             94,305              212,712

                                        TOTAL COMMON STOCKS            34,949,004
                                                                     ------------

                          TOTAL PORTFOLIO INVESTMENTS (97.80%)         34,949,004
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (2.20%)            784,759
                                    TOTAL NET ASSETS (100.00%)       $ 35,733,763
                                                                   --------------

See accompanying notes.



/1 /Non-income producing security


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Australia                  1,470,809              4.21%
 Austria                      446,212              1.28
 Belgium                      469,398              1.34
 Bermuda                      268,875              0.77
 Canada                     1,359,961              3.89
 Denmark                      314,927              0.90
 Finland                      418,277              1.20
 France                     1,817,647              5.20
 Germany                    1,375,442              3.94
 Hong Kong                    784,323              2.24
 Ireland                    2,143,501              6.13
 Italy                      2,080,009              5.95
 Japan                      8,558,759             24.49
 Korea                        812,173              2.32
 Netherlands                  540,760              1.55
 New Zealand                  334,380              0.96
 Portugal                     362,203              1.04
 Singapore                    219,031              0.63
 Spain                      1,846,904              5.28
 Sweden                     1,632,539              4.67
 Switzerland                1,165,523              3.33
 United Kingdom             6,527,351             18.68
             TOTAL        $34,949,004            100.00%
                          -------------          ---------

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2003/(C)/      2002       2001       2000       1999       1998
                          ----           ----       ----       ----       ----       ----
PRINCIPAL INTERNATIONAL EMERGING
--------------------------------
MARKETS FUND, INC.
------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.77         $6.44      $8.75      $8.56      $6.54      $8.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01         (0.05)     (0.03)     (0.10)     (0.03)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.34          0.38      (2.22)      0.31       2.05      (1.73)
                           ----          ----      -----       ----       ----      -----
 Total From Investment
            Operations     0.35          0.33      (2.25)      0.21       2.02      (1.75)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --         --      (0.02)        --         --
 Distributions from
  Realized Gains......       --            --      (0.06)        --         --         --
 -----                                             -----
   Total Dividends and
         Distributions       --            --      (0.06)     (0.02)        --         --
 -----                                             -----      -----
Net Asset Value, End
 of Period............    $7.12         $6.77      $6.44      $8.75      $8.56      $6.54
                          =====         =====      =====      =====      =====      =====
Total Return /(a)/ ...     5.17%/(d)/    5.12%    (25.85)%     2.36%     30.89%    (21.11)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $18,782       $18,029    $15,335    $17,890    $13,401     $7,312
 Ratio of Expenses to
  Average Net Assets..     2.56%/(e)/    2.48%      2.50%      2.49%      2.75%      3.31%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.83%/(e)/    2.77%      2.71%      2.59%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.27%/(e)/   (0.36)%    (0.06)%    (1.05)%    (0.35)%    (0.36)%
 Portfolio Turnover
  Rate................     99.3%/(e)/   165.4%     120.5%     112.9%      95.8%      45.2%

                          2003/(C)/      2002       2001       2000       1999       1998
                          ----           ----       ----       ----       ----       ----
PRINCIPAL INTERNATIONAL EMERGING
--------------------------------
MARKETS FUND, INC.
------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.56         $6.28      $8.60      $8.47      $6.52      $8.28
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.03)        (0.06)     (0.05)     (0.16)     (0.07)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.33          0.34      (2.21)      0.29       2.02      (1.71)
                           ----          ----      -----       ----       ----      -----
 Total From Investment
            Operations     0.30          0.28      (2.26)      0.13       1.95      (1.76)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --      (0.06)        --         --         --
 -----                                             -----
   Total Dividends and
         Distributions       --            --      (0.06)        --         --         --
 -----                                             -----
Net Asset Value, End
 of Period............    $6.86         $6.56      $6.28      $8.60      $8.47      $6.52
                          =====         =====      =====      =====      =====      =====
Total Return /(a)/ ...     4.57%/(d)/    4.46%    (26.42)%     1.53%     29.91%    (21.26)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,320        $5,241     $4,728     $6,198     $5,051     $3,275
 Ratio of Expenses to
  Average Net Assets..     3.30%/(e)/    3.23%      3.25%      3.22%      3.57%      3.59%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.56%/(e)/    3.50%      3.39%      3.22%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.49)%/(e)/  (1.13)%    (0.84)%    (1.78)%    (1.12)%    (0.69)%
 Portfolio Turnover
  Rate................     99.3%/(e)/   165.4%     120.5%     112.9%      95.8%      45.2%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The waiver began on the first day of the period ended October 31, 2000. Expense limits were increased on March 1, 2003.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2003/(D)/       2002        2001        2000       1999        1998
                           ----            ----        ----        ----       ----        ----
PRINCIPAL INTERNATIONAL FUND, INC.
----------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..     $5.05          $5.75       $8.85      $10.04      $9.20       $9.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.01           0.02        0.02        0.16       0.13        0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.03          (0.71)      (2.34)       0.20       1.28        0.04
                            ----          -----       -----        ----       ----        ----
 Total From Investment
            Operations      0.04          (0.69)      (2.32)       0.36       1.41        0.17
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.01)      (0.05)      (0.23)     (0.11)      (0.10)
 Distributions from
  Realized Gains......        --             --       (0.73)      (1.32)     (0.46)      (0.20)
   ----                                               -----       -----      -----       -----
   Total Dividends and
         Distributions        --          (0.01)      (0.78)      (1.55)     (0.57)      (0.30)
   ----                                   -----       -----       -----      -----       -----
Net Asset Value, End
 of Period............     $5.09          $5.05       $5.75       $8.85     $10.04       $9.20
                           =====          =====       =====       =====     ======       =====
Total Return /(a)/ ...      0.83%/(e)/   (11.94)%    (28.64)%      3.04%     16.18%       1.93%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $190,459       $197,946    $224,177    $325,369   $338,144    $302,757
 Ratio of Expenses to
  Average Net Assets..      1.65%/(f)/     1.57%       1.42%       1.27%      1.22%       1.25%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.66%/(f)/     1.57%         --          --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.49%/(f)/     0.32%       0.27%       1.76%      1.35%       1.45%
 Portfolio Turnover
  Rate................      91.0%/(f)/     73.5%       93.9%       92.7%      58.7%       38.7%

                           2003/(D)/       2002        2001        2000       1999        1998
                           ----            ----        ----        ----       ----        ----
PRINCIPAL INTERNATIONAL FUND, INC.
----------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..     $4.98          $5.71       $8.78       $9.96      $9.14       $9.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.03)         (0.03)      (0.03)       0.11       0.06        0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.04          (0.70)      (2.31)       0.20       1.27        0.04
                            ----          -----       -----        ----       ----        ----
 Total From Investment
            Operations      0.01          (0.73)      (2.34)       0.31       1.33        0.11
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --          --       (0.17)     (0.05)      (0.03)
 Distributions from
  Realized Gains......        --             --       (0.73)      (1.32)     (0.46)      (0.20)
   ----                                               -----       -----      -----       -----
   Total Dividends and
         Distributions        --             --       (0.73)      (1.49)     (0.51)      (0.23)
   ----                                               -----       -----      -----       -----
Net Asset Value, End
 of Period............     $4.99          $4.98       $5.71       $8.78      $9.96       $9.14
                           =====          =====       =====       =====      =====       =====
Total Return /(a)/ ...      0.20%/(e)/   (12.78)%    (28.97)%      2.43%     15.27%       1.27%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $24,900        $28,607     $33,277     $48,692    $48,319     $41,676
 Ratio of Expenses to
  Average Net Assets..      2.71%/(f)/     2.39%       2.08%       1.88%      1.90%       1.91%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      2.71%/(f)/     2.40%         --          --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.61)%/(f)/   (0.50)%     (0.41)%      1.13%      0.67%       0.77%
 Portfolio Turnover
  Rate................      91.0%/(f)/     73.5%       93.9%       92.7%      58.7%       38.7%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses.  The waiver began on March 1, 2003.
/(c) /Expense ratio without fees paid indirectly.
/(d) /Six months ended April 30, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                          2003/(C)/      2002       2001       2000       1999        1998
                          ----           ----       ----       ----       ----        ----
PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.39         $9.49     $17.00     $15.32      $9.99       $9.96
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)        (0.05)     (0.23)     (0.32)     (0.12)      (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.35         (1.05)     (4.62)      3.51       5.53        0.10
                           ----         -----      -----       ----       ----        ----
 Total From Investment
            Operations     0.33         (1.10)     (4.85)      3.19       5.41        0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)           --         --         --         --          --
 Distributions from
  Realized Gains......       --            --      (2.66)     (1.51)     (0.08)         --
  ----                                             -----      -----      -----
   Total Dividends and
         Distributions    (0.01)           --      (2.66)     (1.51)     (0.08)         --
  ----                    -----                    -----      -----      -----
Net Asset Value, End
 of Period............    $8.71         $8.39      $9.49     $17.00     $15.32       $9.99
                          =====         =====      =====     ======     ======       =====
Total Return /(a)/ ...     3.89%/(d)/  (11.59)%   (33.02)%    21.21%     54.52%       0.30%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $28,164       $26,821    $28,977    $36,322    $23,612     $11,765
 Ratio of Expenses to
  Average Net Assets..     2.72%/(e)/    2.49%      2.74%      2.46%      2.21%       2.66%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.72%/(e)/    2.49%        --         --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.43)%/(e)/  (0.35)%    (1.08)%    (1.41)%    (1.02)%     (0.81)%
 Portfolio Turnover
  Rate................    179.6%/(e)/    80.3%     151.6%     329.8%     191.5%       99.8%

                          2003/(C)/      2002       2001       2000       1999        1998
                          ----           ----       ----       ----       ----        ----
PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.08         $9.23     $16.72     $15.18      $9.97       $9.96
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.08)        (0.13)     (0.05)     (0.41)     (0.20)      (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.36         (1.02)     (4.78)      3.46       5.49        0.11
                           ----         -----      -----       ----       ----        ----
 Total From Investment
            Operations     0.28         (1.15)     (4.83)      3.05       5.29        0.01
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --      (2.66)     (1.51)     (0.08)         --
  ----                                             -----      -----      -----
   Total Dividends and
         Distributions       --            --      (2.66)     (1.51)     (0.08)         --
  ----                                             -----      -----      -----
Net Asset Value, End
 of Period............    $8.36         $8.08      $9.23     $16.72     $15.18       $9.97
                          =====         =====      =====     ======     ======       =====
Total Return /(a)/ ...     3.47%/(d)/  (12.46)%   (33.52)%    20.43%     53.42%       0.10%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,570        $7,536     $8,641    $12,539    $10,926      $6,585
 Ratio of Expenses to
  Average Net Assets..     3.66%/(e)/    3.40%      3.46%      3.04%      2.87%       2.90%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.66%/(e)/    3.41%        --         --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.38)%/(e)/  (1.27)%    (1.83)%    (1.99)%    (1.68)%     (1.05)%
 Portfolio Turnover
  Rate................    179.6%/(e)/    80.3%     151.6%     329.8%     191.5%       99.8%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                         PRINCIPAL             PRINCIPAL
                                           BOND          GOVERNMENT SECURITIES
                                        FUND, INC.         INCOME FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .   $223,699,393           $495,142,983
                                      ============           ============
ASSETS
Investment in securities--at value.   $233,240,932/(c)/      $508,430,580
Cash...............................         10,502             14,902,740
Receivables:
 Capital Shares sold...............        158,307                345,883
 Dividends and interest............      2,397,040              1,508,318
 Investment securities sold........      1,727,266             14,728,125
Other assets.......................          8,754                 21,446
                                      ------------           ------------
                       Total Assets    237,542,801            539,937,092
LIABILITIES
Accrued expenses...................         94,815                 85,518
Payables:
 Capital Shares reacquired.........         89,294                159,524
 Investment securities purchased...      7,570,252            135,054,783
Collateral obligation on securities
 loaned, at value..................      1,408,275                     --
                                      ------------           ------------
                  Total Liabilities      9,162,636            135,299,825
                                      ------------           ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES................   $228,380,165           $404,637,267
                                      ============           ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital...................   $244,205,247           $394,920,249
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...........       (394,205)              (572,985)
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).......................    (24,972,416)            (2,997,594)
Net unrealized appreciation
 (depreciation) of investments.....      9,541,539             13,287,597
                                      ------------           ------------
                   Total Net Assets   $228,380,165           $404,637,267
                                      ============           ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized..................    100,000,000            125,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets................   $194,106,463           $338,641,725
  Shares issued and outstanding....     17,361,954             28,837,999
  Net asset value per share........   $      11.18           $      11.74
  Maximum offering price per share
 /(a)/ ............................   $      11.74           $      12.33
                                      ============           ============

Class B: Net Assets................   $ 34,273,702           $ 65,995,542
  Shares issued and outstanding....      3,066,554              5,650,048
  Net asset value per share /(b)/ .   $      11.18           $      11.68
                                      ============           ============




/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                               PRINCIPAL         PRINCIPAL
                                             LIMITED TERM        TAX-EXEMPT
                                            BOND FUND, INC.    BOND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ........   $ 99,194,805       $188,266,441
                                             ============       ============
ASSETS
Investment in securities--at value........   $102,448,952       $197,987,903
Cash......................................         10,113                800
Receivables:
 Capital Shares sold......................      1,274,087             26,068
 Dividends and interest...................      1,089,660          2,699,895
 Investment securities sold...............         22,185                 --
Other assets..............................            853             10,190
                                             ------------       ------------
                              Total Assets    104,845,850        200,724,856
LIABILITIES
Accrued expenses..........................         13,823             27,820
Payables:
 Capital Shares reacquired................        101,521                 --
 Indebtedness.............................             --             55,000
 Investment securities purchased..........        510,313                 --
                                             ------------       ------------
                         Total Liabilities        625,657             82,820
                                             ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ..................................   $104,220,193       $200,642,036
                                             ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..........................   $102,971,458       $190,220,897
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss).........................       (603,073)           230,853
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)...................................     (1,402,339)           468,824
Net unrealized appreciation (depreciation)
 of investments...........................      3,254,147          9,721,462
                                             ------------       ------------
                          Total Net Assets   $104,220,193       $200,642,036
                                             ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.........................    100,000,000        100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets.......................   $ 88,328,522       $186,626,774
  Shares issued and outstanding...........      8,908,047         14,999,708
  Net asset value per share...............   $       9.92       $      12.44
  Maximum offering price per share /(a)/ .   $      10.07       $      13.06
                                             ============       ============

Class B: Net Assets.......................   $ 15,891,671       $ 14,015,262
  Shares issued and outstanding...........      1,580,016          1,123,312
  Net asset value per share /(b)/ ........   $      10.06       $      12.48
                                             ============       ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value for Principal Limited Term Bond Fund, Inc. and 4.75% of the offering price or 4.99% of the net asset value for Principal Tax-Exempt Bond Fund, Inc.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                            PRINCIPAL          PRINCIPAL
                                               BOND      GOVERNMENT SECURITIES
                                            FUND, INC.     INCOME FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Interest.................................  $5,722,466       $10,217,250
 Securities lending.......................       3,149               110
                                            ----------       -----------
                              Total Income   5,725,615        10,217,360
Expenses:
 Management and investment advisory fees..     517,817           811,159
 Distribution fees - Class A..............     216,009           323,655
 Distribution fees - Class B..............     155,192           264,160
 Registration fees - Class A..............       7,912             6,828
 Registration fees - Class B..............       5,989             8,478
 Shareholder reports - Class A............       7,831             6,393
 Shareholder reports - Class B............       2,618             1,761
 Transfer and administrative fees - Class
  A.......................................      84,441           101,396
 Transfer and administrative fees - Class
  B.......................................      25,560            26,465
 Auditing and legal fees..................       5,536             4,522
 Custodian fees...........................       5,475             7,760
 Directors' fees..........................       4,923             8,282
 Registration fees........................       8,036             8,325
 Transfer and administrative fees.........     198,419           236,702
 Other expenses...........................       5,241             7,877
                                            ----------       -----------
                            Total Expenses   1,250,999         1,823,763
                                            ----------       -----------
    Net Investment Income (Operating Loss)   4,474,616         8,393,597

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions..................   2,074,493           842,106
Change in unrealized
 appreciation/depreciation of:
 Investments..............................   2,559,357          (116,591)
                                            ----------       -----------
Net Realized and Unrealized Gain (Loss) on
                               Investments   4,633,850           725,515
                                            ----------       -----------
     Net Increase (Decrease) in Net Assets
                 Resulting from Operations  $9,108,466       $ 9,119,112
                                            ==========       ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                PRINCIPAL         PRINCIPAL
                                              LIMITED TERM       TAX-EXEMPT
                                             BOND FUND, INC.   BOND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Interest..................................    $1,986,506        $4,467,144
 Securities lending........................           770                --
                                               ----------        ----------
                               Total Income     1,987,276         4,467,144
Expenses:
 Management and investment advisory fees...       236,941           459,501
 Distribution fees - Class A...............        60,088           200,911
 Distribution fees - Class B...............        32,553            62,284
 Registration fees - Class A...............         5,692             2,875
 Registration fees - Class B...............         5,915             6,463
 Shareholder reports - Class A.............           848             1,439
 Shareholder reports - Class B.............           311               131
 Transfer and administrative fees - Class A        17,839            21,582
 Transfer and administrative fees - Class B         6,007             1,935
 Auditing and legal fees...................         3,486             4,385
 Custodian fees............................         4,982             1,786
 Directors' fees...........................         1,729             4,877
 Registration fees.........................         7,498             6,803
 Transfer and administrative fees..........        77,972            37,710
 Other expenses............................         1,746             4,418
                                               ----------        ----------
                             Total Expenses       463,607           817,100
                                               ----------        ----------
     Net Investment Income (Operating Loss)     1,523,669         3,650,044

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions...................       207,416           467,818
Change in unrealized
 appreciation/depreciation of:
 Investments...............................       793,007         2,828,877
                                               ----------        ----------
 Net Realized and Unrealized Gain (Loss) on
                                Investments     1,000,423         3,296,695
                                               ----------        ----------
      Net Increase (Decrease) in Net Assets
                  Resulting from Operations    $2,524,092        $6,946,739
                                               ==========        ==========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                   PRINCIPAL                         PRINCIPAL
                                      BOND                     GOVERNMENT SECURITIES
                                   FUND, INC.                    INCOME FUND, INC.
--------------------------------------------------------------------------------------------
                         SIX MONTHS          YEAR          SIX MONTHS           YEAR
                            ENDED            ENDED            ENDED             ENDED
                          APRIL 30,       OCTOBER 31,       APRIL 30,        OCTOBER 31,
                            2003             2002             2003              2002
                        -------------  -----------------  -------------  -------------------
--------------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  4,474,616   $  9,036,456       $  8,393,597    $ 15,858,636
Net realized gain
 (loss) from
 investment
 transactions.........     2,074,493       (849,697)           842,106        (358,940)
Change in unrealized
 appreciation/depreciation
 of investments........     2,559,357       (418,405)          (116,591)      1,434,192
                         ------------   ------------       ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     9,108,466      7,768,354          9,119,112      16,933,888
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............    (4,266,266)    (8,243,914)        (7,790,799)    (15,053,562)
 Class B...............      (645,314)    (1,240,075)        (1,197,847)     (1,976,685)
 Class C...............           N/A         (9,853)/(a)/          N/A         (49,830)/(a)/
 Class R...............           N/A       (117,194)/(b)/          N/A        (122,126)/(b)/
                         ------------   ------------       ------------    ------------
    Total Dividends and
          Distributions    (4,911,580)    (9,611,036)        (8,988,646)    (17,202,203)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    21,655,817     64,929,924         59,173,866     126,608,103
 Class B...............     4,947,110     10,896,586         21,459,183      25,559,953
 Class C...............           N/A       197,254/(a)/            N/A      1,604,828/(a)/
 Class R...............           N/A       313,807/(b)/            N/A        156,658/(b)/
Shares issued in
 acquisitions:
 Class A...............            --     16,770,890                 --              --
 Class B...............            --      3,749,720                 --              --
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............     3,679,575      7,015,398          6,632,191      12,799,155
 Class B...............       585,543      1,102,034          1,071,913       1,720,114
 Class C...............           N/A         7,765/(a)/            N/A         41,984/(a)/
 Class R...............           N/A       116,372/(b)/            N/A        120,948/(b)/
Shares redeemed:
 Class A...............   (21,513,863)   (44,822,312)       (37,782,350)    (72,987,837)
 Class B...............    (6,083,666)    (7,694,108)        (9,393,219)    (10,755,746)
 Class C...............           N/A     (1,406,213)/(a)/          N/A      (5,684,635)/(a)/
 Class R...............           N/A    (17,318,230)/(b)/          N/A     (14,295,188)/(b)/
                         ------------   ------------       ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     3,270,516     33,858,887         41,161,584      64,888,337
                         ------------   ------------       ------------    ------------
         Total Increase
             (Decrease)     7,467,402     32,016,205         41,292,050      64,620,022
NET ASSETS
Beginning of period....   220,912,763    188,896,558        363,345,217     298,725,195
                         ------------   ------------       ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $228,380,165   $220,912,763       $404,637,267    $363,345,217
                         ============   ============       ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (394,205)  $   (248,552)      $   (572,985)   $     22,064
                         ============   ============       ============    ============



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                   PRINCIPAL                        PRINCIPAL
                                 LIMITED TERM                      TAX-EXEMPT
                                BOND FUND, INC.                  BOND FUND, INC.
------------------------------------------------------------------------------------------
                         SIX MONTHS          YEAR         SIX MONTHS           YEAR
                            ENDED           ENDED            ENDED            ENDED
                          APRIL 30,      OCTOBER 31,       APRIL 30,       OCTOBER 31,
                            2003             2002            2003              2002
                        -------------  ----------------  -------------  ------------------
------------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,523,669   $  2,721,199      $  3,650,044    $  7,304,823
Net realized gain
 (loss) from
 investment
 transactions.........       207,416       (561,029)          467,818       1,377,490
Change in unrealized
 appreciation/depreciation
 of investments........       793,007      1,055,788         2,828,877       1,384,664
                         ------------   ------------      ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     2,524,092      3,215,958         6,946,739      10,066,977
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............    (1,733,464)    (2,741,164)       (3,436,980)     (6,722,419)
 Class B...............      (279,286)      (422,154)         (208,460)       (410,274)
 Class C...............           N/A         (8,529)/(a)/         N/A          (4,720)/(a)/
 Class R...............           N/A        (46,881)/(b)/         N/A             N/A
From net realized gain
 on investments:
 Class A...............            --             --          (706,938)             --
 Class B...............            --             --           (53,429)             --
                         ------------   ------------      ------------    ------------
    Total Dividends and
          Distributions    (2,012,750)    (3,218,728)       (4,405,807)     (7,137,413)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    27,921,987     54,036,307        12,765,880      28,581,161
 Class B...............     4,321,181      8,099,738         1,368,894       3,426,721
 Class C...............           N/A       116,201/(a)/           N/A        147,114/(a)/
 Class R...............           N/A       152,408/(b)/           N/A             N/A
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............     1,579,625      2,516,175         3,062,232       4,717,856
 Class B...............       266,252        398,711           185,735         282,570
 Class C...............           N/A         6,946/(a)/           N/A          3,704/(a)/
 Class R...............           N/A        46,360/(b)/           N/A             N/A
Shares redeemed:
 Class A...............   (16,312,793)   (19,955,634)      (14,667,288)    (19,967,853)
 Class B...............    (2,173,726)    (2,117,724)       (1,562,759)     (2,171,188)
 Class C...............           N/A     (1,137,681)/(a)/         N/A      (1,010,061)/(a)/
 Class R...............           N/A     (6,222,733)/(b)/         N/A             N/A
                         ------------   ------------      ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    15,602,526     35,939,074         1,152,694      14,010,024
                         ------------   ------------      ------------    ------------
         Total Increase
             (Decrease)    16,113,868     35,936,304         3,693,626      16,939,588
NET ASSETS
Beginning of period....    88,106,325     52,170,021       196,948,410     180,008,822
                         ------------   ------------      ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $104,220,193   $ 88,106,325      $200,642,036    $196,948,410
                         ============   ============      ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (603,073)  $   (293,955)     $    230,853    $    260,217
                         ============   ============      ============    ============



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Bond Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Limited Term Bond Fund, Inc., and Principal Tax-Exempt Bond Fund, Inc. (the "Income Funds") are registered under the Investment Company Act of 1940, as amended, as open-end diversified management investment companies and operate in the mutual fund industry.

Each fund offers both Class A shares and Class B shares to the public. Class A shares generally are sold with an initial sales charge based on declining rates and certain purchases may be subject to a contingent deferred sales charge ("CDSC") upon redemption. Class B shares are sold without an initial sales charge, but bear higher ongoing distribution fees and are subject to a declining CDSC on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after purchase. Both classes of shares for each fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by each of the Income Funds' respective Board of Directors. In addition, the Board of Directors of each fund declares separate dividends on each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Income Funds:



SECURITY VALUATION . The Income Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities and preferred stocks, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by each fund's Board of Directors. Short-term securities are valued at amortized cost, which approximates market.



INCOME AND INVESTMENT TRANSACTIONS. . The Income Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Income Funds record dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are amortized/accreted over the lives of the respective securities. The Income Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.



EXPENSES . The Income Funds allocate daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2003, are included separately in the statements of operations.


DISTRIBUTIONS TO SHAREHOLDERS . Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for mortgage-backed securities, amortization of premiums and discounts, expiring capital loss carryforwards and certain defaulted securities. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions which exceed current and accumulated earnings and profits for federal income tax purposes, are reported as tax return of capital distributions.



FEDERAL INCOME TAXES . No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES



JOINT TRADING ACCOUNT . The Income Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Income Funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation (the "Manager"). These balances may be invested in one or more short-term instruments.



LINE OF CREDIT . The Income Funds participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds in proportion to their average net assets during each calendar quarter. At April 30, 2003, the Principal Tax Exempt Bond Fund, Inc. had outstanding borrowing of $55,000 at an annual rate of 1.88%. No other Income Fund had outstanding borrowings under the line of credit.



SECURITIES LENDING. . Certain of the Income Funds may lend portfolio securities to approved brokers to earn additional income. Each applicable fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of April 30, 2003, Principal Bond Fund, Inc. had securities on loan with a market value of $1,378,879 and short-term collateral value of $1,408,275.


4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES . The Income Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each fund's average daily net assets. The annual rates used in this calculation for the Income Funds are as follows:

                                                                                  NET ASSETS OF FUNDS (IN MILLIONS)
                                                                             ----------------------------------------
                                                                              FIRST    NEXT     NEXT     NEXT      OVER
                                                                              $100     $100     $100     $100      $400
                                                                              -----    ----     ----     ----      ----
Income Funds                                                                  .50%     .45%     .40%     .35%      .30%


The Income Funds also reimburse the Manager for transfer and administrative services, including the cost of accounting, data processing, supplies and other services rendered.



DISTRIBUTION FEES . The Income Funds bear distribution fees with respect to each class computed at an annual rate of the average daily net assets attributable to each class of each fund. The annual rate will not exceed the following limits:

                                                                                CLASS A     CLASS B
                                                                                -------     -------
 Principal Bond Fund, Inc.                                                       .25%        1.00%
 Principal Government Securities Income Fund, Inc.                               .25%        1.00%
 Principal Limited Term Bond Fund, Inc.                                          .15%         .50%
 Principal Tax-Exempt Bond Fund, Inc.                                            .25%        1.00%


Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter. A portion of the fees is subsequently remitted to retail dealers. Pursuant to the distribution agreements for Class A and Class B shares, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the respective Income Funds which generated the excess.



SALES CHARGES . Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A and Class B share redemptions. The charge is based on declining rates which for Class A shares begin at .75% and Class B shares at 4.00% (.25% and 1.25% for Principal Limited Term Bond Fund, Inc. share classes, respectively) of the lesser of current market value or the cost of shares being redeemed. Princor Financial Services Corporation also retains sales charges on sales of

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

Class A shares based on declining rates which begin at 4.75% of the offering price (1.50% for Principal Limited Term Bond Fund, Inc.). The aggregate amount of these charges retained by Princor Financial Services Corporation for the period ended April 30, 2003, were as follows:

                                                     CLASS A     CLASS B
                                                     -------     -------
 Principal Bond Fund, Inc.                          $283,827     $34,569
 Principal Government Securities Income Fund, Inc.   863,088      94,475
 Principal Limited Term Bond Fund, Inc.              128,835      12,478
 Principal Tax-Exempt Bond Fund, Inc.                177,606       3,298




AFFILIATED OWNERSHIP . At April 30, 2003, Principal Life Insurance Company (an affiliate of the Manager), affiliates of Principal Life Insurance Company and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Income Funds as follows:

                                                         CLASS A
                                                         -------
 Principal Bond Fund, Inc.                               310,761
 Principal Government Securities Income Fund, Inc.        99,090
 Principal Limited Term Bond Fund, Inc.                  569,882



AFFILIATED BROKERAGE COMMISSIONS . No brokerage commissions were paid by the Income Funds to affiliated broker dealers during the period.


5. INVESTMENT TRANSACTIONS

For the period ended April 30, 2003, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Income Funds were as follows:

                                                    PURCHASES       SALES
                                                   -----------  -------------
 Principal Bond Fund, Inc.                         $70,299,476   $59,494,158
 Principal Limited Term Bond Fund, Inc.             25,279,058    12,988,928
 Principal Tax-Exempt Bond Fund, Inc.               33,274,807    29,617,880



The Income Funds may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the fund commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the fund, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of April 30, 2003, Principal Bond Fund, Inc., Principal Government Securities Income Fund, Inc., and Principal Limited Term Bond Fund, Inc., had TBA purchase commitments involving securities with face amounts of $4,200,000, $119,610,000, and $500,000, cost of $4,289,598,
$120,256,234, and $510,313, and market values of $4,307,060, $121,547,299, and
$510,156, respectively.

At April 30, 2003, net federal income tax unrealized appreciation (depreciation) of investments held by the Income Funds was composed of the following:


                                                                        TAX COST OF            GROSS UNREALIZED
                                                                        INVESTMENTS   -----------------------------------
                                                                       IN SECURITIES  APPRECIATION       (DEPRECIATION)
                                                                       -------------  ------------       --------------
 Principal Bond Fund, Inc.                                             $224,077,377   $      10,227,229  $    (1,063,674)
 Principal Government Securities Income Fund, Inc.                      495,142,983          13,297,843          (10,246)
 Principal Limited Term Bond Fund, Inc.                                  99,838,483           2,765,849         (155,380)
 Principal Tax-Exempt Bond Fund, Inc.                                   188,059,927           9,945,347          (17,371)
                                                                       NET UNREALIZED
                                                                       APPRECIATION
                                                                      (DEPRECIATION)
                                                                       OF INVESTMENTS
                                                                      ----------------
 Principal Bond Fund, Inc.                                             $ 9,163,555
 Principal Government Securities Income Fund, Inc.                      13,287,597
 Principal Limited Term Bond Fund, Inc.                                  2,610,469
 Principal Tax-Exempt Bond Fund, Inc.                                    9,927,976


The Income Funds' investments are with various issuers in various industries. The schedules of investments contained herein summarize concentrations of credit risk by issuer and industry.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares were as follows:

                                                 PRINCIPAL         PRINCIPAL
                                                   BOND      GOVERNMENT SECURITIES
                                                FUND, INC.     INCOME FUND, INC.
                                                -----------  ---------------------
 PERIOD ENDED APRIL 30, 2003:
 Shares sold:
  Class A.....................................   1,955,592         5,037,198
  Class B.....................................     446,862         1,836,315
 Shares issued in reinvestment of dividends
 and distributions:
  Class A.....................................     333,305           566,253
  Class B.....................................      53,031            91,996
 Shares redeemed:
  Class A.....................................  (1,945,209)       (3,218,998)
  Class B.....................................    (549,624)         (804,217)
                                                ----------        ----------
                       Net Increase (Decrease)     293,957         3,508,547
                                                ==========        ==========

                                            PRINCIPAL          PRINCIPAL
                                              BOND       GOVERNMENT SECURITIES
                                           FUND, INC.      INCOME FUND, INC.
                                           -----------  -----------------------
 YEAR ENDED OCTOBER 31, 2002:
 Shares sold:
  Class A.....................................   6,011,021        10,915,925
  Class B.....................................   1,005,009         2,208,107
  Class C*....................................      18,013           139,333
  Class R**...................................      28,816            13,341
 Shares issued in acquisition:
  Class A.....................................   1,554,299                 -
  Class B.....................................     347,840                 -
 Shares issued in reinvestment of dividends
 and distributions:
  Class A.....................................     649,056         1,105,437
  Class B.....................................     102,030           149,301
  Class C*....................................         722             3,651
  Class R**...................................      10,721            10,554
 Shares redeemed:
  Class A.....................................  (4,140,062)       (6,296,173)
  Class B.....................................    (710,125)         (931,646)
  Class C*....................................    (131,049)         (494,168)
  Class R**...................................  (1,608,357)       (1,256,671)
                                                ----------        ----------
                       Net Increase (Decrease)   3,137,934         5,566,991
                                                ==========        ==========

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                PRINCIPAL         PRINCIPAL
                                              LIMITED TERM       TAX-EXEMPT
                                             BOND FUND, INC.   BOND FUND, INC.
                                             ---------------  -----------------
 PERIOD ENDED APRIL 30, 2003:
 Shares sold:
  Class A..................................     2,821,590         1,037,753
  Class B..................................       431,127           111,079
 Shares issued in reinvestment of dividends
 and distributions:
  Class A..................................       160,038           250,182
  Class B..................................        26,594            15,132
 Shares redeemed:
  Class A..................................    (1,650,208)       (1,190,415)
  Class B..................................      (216,671)         (126,727)
                                               ----------        ----------
                    Net Increase (Decrease)     1,572,470            97,004
                                               ==========        ==========

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                PRINCIPAL         PRINCIPAL
                                              LIMITED TERM       TAX-EXEMPT
                                             BOND FUND, INC.   BOND FUND, INC.
                                             ---------------  -----------------
 YEAR ENDED OCTOBER 31, 2002:
 Shares sold:
  Class A..................................     5,568,112         2,361,316
  Class B..................................       823,632           282,539
  Class C*.................................        11,808            12,436
  Class R**................................        15,574               N/A
 Shares issued in reinvestment of dividends
 and distributions:
  Class A..................................       259,412           392,114
  Class B..................................        40,525            23,443
  Class C*.................................           705               314
  Class R**................................         4,724               N/A
 Shares redeemed:
  Class A..................................    (2,052,813)       (1,655,386)
  Class B..................................      (214,912)         (179,211)
  Class C*.................................      (115,970)          (85,493)
  Class R**................................      (639,878)              N/A
                                               ----------        ----------
                    Net Increase (Decrease)     3,700,919         1,152,072
                                               ==========        ==========



* Period from November 1, 2001 through January 31, 2002 (discontinuation of Class C shares).
** Period from November 1, 2001 through December 28, 2001 (discontinuation of Class R shares).

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Effective January 31, 2002 and December 28, 2001, respectively, Class C shares and Class R shares were discontinued and exchanged into Class A shares as follows:

                                                                                 CLASS C                CLASS R
                                                                          ---------------------  ----------------------
                                                                           SHARES     DOLLARS     SHARES       DOLLARS
                                                                          EXCHANGED  EXCHANGED   EXCHANGED    EXCHANGED
                                                                          ---------  ----------  ---------  -------------
 Principal Bond Fund, Inc.                                                 120,703   $1,303,594  1,509,274   $16,179,413
 Principal Government Securities Income Fund, Inc.                         369,029    4,258,598  1,175,559    13,436,636
 Principal Limited Term Bond Fund, Inc.                                    102,938      997,469    601,584     5,817,318
 Principal Tax-Exempt Bond Fund, Inc.                                       80,794      964,684        N/A           N/A



7. FEDERAL TAX INFORMATION


DISTRIBUTIONS TO SHAREHOLDERS . The federal income tax character of distributions paid for periods ended April 30, 2003, and October 31, 2002, respectively, were as follows:

                                   ORDINARY INCOME      LONG-TERM CAPITAL GAIN
                                   ------------         --------------
                                  2003        2002          2003         2002
                                  ----        ----          ----         ----
 Principal Bond Fund, Inc.     $4,911,580  $ 9,611,036    $     --        $ --
 Principal Government           8,988,646   17,202,203          --          --
 Securities Income Fund, Inc.
 Principal Limited Term Bond    2,012,750    3,218,728          --          --
 Fund, Inc.
 Principal Tax-Exempt Bond      3,645,440    7,137,413     760,367           --
 Fund, Inc.


For federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.



DISTRIBUTABLE EARNINGS . As of October 31, 2002, the components of distributable earnings on a federal tax basis were as follows:

                                     UNDISTRIBUTED          UNDISTRIBUTED
                                     ORDINARY INCOME   LONG-TERM CAPITAL GAINS
                                    ----------------   -----------------------
 Principal Bond Fund, Inc.              $ 19,679              $     --
 Principal Government Securities
 Income Fund, Inc.                        22,064                    --
 Principal Limited Term Bond Fund,
 Inc.                                     48,115                    --
 Principal Tax-Exempt Bond Fund,
 Inc.                                    118,481               760,655



CAPITAL LOSS CARRYFORWARDS . Capital loss carryforwards are losses that can be used to offset future capital gains of the fund. At October 31, 2002, the following Income Funds had approximate net capital loss carryforwards as follows:

                                                    NET CAPITAL LOSS CARRYFORWARDS EXPIRING IN:
                                             2003     2004    2005       2006        2007       2008          2009          2010
                                            -------  ------  -------  ----------  ----------  ---------    -----------   -----------
 Principal Bond Fund, Inc.                   $--      $   --  $    --  $2,271,000  $6,580,000 $10,944,000   $5,680,000    $1,281,000
 Principal Government Securities
   Income Fund Inc.                           481,000     --   776,000         --       6,000     942,000           --     1,635,000
 Principal Limited Term Bond Fund, Inc.        --      4,000    31,000      9,000      31,000     263,000      197,000       895,000



Principal Bond Fund, Inc. acquired approximately $18,061,000 of capital losses, included above, as part of its acquisition of Principal High Yield Fund, Inc., which may be applied against realized net taxable capital gains in future years, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

                            SCHEDULE OF INVESTMENTS
                           PRINCIPAL BOND FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (53.07%)
AEROSPACE & DEFENSE (0.55%)
 Boeing
                                                           $                     $
  6.13%; 02/15/33                                             100,000                 100,192
 Raytheon
  5.38%; 04/01/13                                             220,000                 225,334
  5.70%; 11/01/03                                             925,000                 936,570
                                                                                    1,262,096
AEROSPACE & DEFENSE EQUIPMENT (0.18%)
 Lockheed Martin
  7.65%; 05/01/16                                             200,000                 249,312
 United Technologies
  6.10%; 05/15/12                                             140,000                 158,022
                                                                                      407,334
AIRLINES (0.25%)
 Northwest Airlines
  7.58%; 03/01/19                                             314,238                 301,662
 Southwest Airlines
  5.10%; 05/01/06                                             259,010                 273,175
                                                                                      574,837
ASSET BACKED SECURITIES (0.49%)
 Chase Funding Mortgage Loan
  3.07%; 07/25/17                                             550,000                 555,353
  4.41%; 02/25/17                                             550,000                 563,368
                                                                                    1,118,721
AUTO-CARS & LIGHT TRUCKS (0.36%)
 DaimlerChrysler Holding
  4.75%; 01/15/08                                              75,000                  77,479
  7.30%; 01/15/12                                             370,000                 420,704
 Ford Motor
  7.45%; 07/16/31                                             375,000                 333,762
                                                                                      831,945
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.16%)
 Navistar International
  9.38%; 06/01/06                                             335,000                 357,613
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.15%)
 Delphi
  6.50%; 05/01/09                                             110,000                 117,678
 Lear
  7.96%; 05/15/05                                             215,000                 230,050
                                                                                      347,728
AUTOMOBILE SEQUENTIAL (1.82%)
 Capital Auto Receivables Asset Trust
  4.50%; 10/15/07                                             950,000                 998,475
 Ford Credit Auto Owner Trust
  4.01%; 03/15/06                                           1,125,000               1,163,290
  6.66%; 01/15/05                                             850,000                 877,866
 Toyota Auto Receivables Owner Trust
  2.65%; 11/15/06                                           1,100,000               1,118,653
                                                                                    4,158,284
BEVERAGES-NON-ALCOHOLIC (0.29%)
 Coca-Cola Enterprises
  4.38%; 09/15/09                                             175,000                 182,668
  5.25%; 05/15/07                                             235,000                 254,732
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BEVERAGES-NON-ALCOHOLIC (CONTINUED)
 PepsiAmericas
                                                           $                     $
  3.88%; 09/12/07                                             220,000                 224,426
                                                                                      661,826
BEVERAGES-WINE & SPIRITS (0.08%)
 Diageo Capital
  3.50%; 11/19/07                                             170,000                 171,906
BREWERY (0.41%)
 Anheuser-Busch
  4.38%; 01/15/13                                             350,000                 349,843
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                            300,000                 321,000
 Coors Brewing
  6.38%; 05/15/12                                             245,000                 274,331
                                                                                      945,174
BROADCASTING SERVICES & PROGRAMMING (0.04%)
 Grupo Televisa
  8.50%; 03/11/32                                             100,000                 100,000
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.34%)
 CRH America
  6.95%; 03/15/12                                             229,000                 260,107
 Masco
  6.00%; 05/03/04                                             500,000                 519,857
                                                                                      779,964
BUILDING PRODUCTS-AIR & HEATING (0.09%)
 York International
  6.63%; 08/15/06                                             200,000                 214,247
BUILDING-RESIDENTIAL & COMMERCIAL (0.24%)
 DR Horton
  8.50%; 04/15/12                                             235,000                 257,325
 KB Home
  7.75%; 02/01/10                                             265,000                 278,250
                                                                                      535,575
CABLE & OTHER PAY TV SERVICES (0.22%)
 AT&T Broadband
  8.38%; 03/15/13                                             412,000                 502,669
CABLE TV (0.69%)
 British Sky Broadcasting
  8.20%; 07/15/09                                             250,000                 285,000
 Comcast
  5.50%; 03/15/11                                             240,000                 247,580
  5.85%; 01/15/10                                              30,000                  31,922
 Comcast Cable Communications
  6.75%; 01/30/11                                             220,000                 242,825
 Cox Communications
  6.75%; 03/15/11                                             530,000                 602,753
 CSC Holdings
  7.25%; 07/15/08                                             150,000                 154,500
                                                                                    1,564,580
CASINO HOTELS (0.60%)
 Boyd Gaming
  9.25%; 08/01/09                                             360,000                 396,900
                                                        Principal Amount
                                                                                     Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CASINO HOTELS (CONTINUED)
 Mandalay Resort Group
                                                           $                     $
  9.25%; 12/01/05                                             360,000                 376,650
 Mirage Resorts
  6.75%; 02/01/08                                             305,000                 315,675
 Park Place Entertainment
  8.50%; 11/15/06                                             265,000                 286,862
                                                                                    1,376,087
CASINO SERVICES (0.15%)
 International Game Technology
  8.38%; 05/15/09                                             290,000                 345,996
CELLULAR TELECOMMUNICATIONS (0.53%)
 AT&T Wireless Services
  7.88%; 03/01/11                                             295,000                 339,871
 Telus
  7.50%; 06/01/07                                             445,000                 493,950
 Verizon Wireless Capital
  5.38%; 12/15/06                                             350,000                 377,166
                                                                                    1,210,987
CHEMICALS-DIVERSIFIED (0.26%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                             240,000                 250,811
  7.00%; 03/15/11                                             165,000                 182,332
 Dow Chemical
  5.00%; 11/15/07                                              20,000                  20,804
  5.75%; 11/15/09                                             135,000                 143,672
                                                                                      597,619
COAL (0.13%)
 Peabody Energy /1/
  6.88%; 03/15/13                                             290,000                 301,600
COATINGS & PAINT (0.08%)
 Valspar
  6.00%; 05/01/07                                             160,000                 171,568
COMMERCIAL BANKS (0.52%)
 Amsouth Bank
  4.85%; 04/01/13                                             225,000                 227,664
 Fleet National Bank
  5.75%; 01/15/09                                             250,000                 274,279
 KeyBank
  5.70%; 08/15/12                                             180,000                 195,009
 U.S. Bank
  6.38%; 08/01/11                                             200,000                 228,478
 Union Planters Bank
  5.13%; 06/15/07                                             240,000                 255,217
                                                                                    1,180,647
COMMERCIAL SERVICE-FINANCE (0.04%)
 Deluxe
  5.00%; 12/15/12                                              95,000                  94,209
COMPUTER SERVICES (0.12%)
 Unisys
  8.13%; 06/01/06                                             250,000                 267,500
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMPUTERS (0.10%)
 International Business Machines
                                                           $                     $
  4.25%; 09/15/09                                             220,000                 229,105
COMPUTERS-INTEGRATED SYSTEMS (0.04%)
 NCR /1/
  7.13%; 06/15/09                                              75,000                  79,771
CONSUMER PRODUCTS-MISCELLANEOUS (0.14%)
 American Greetings
  6.10%; 08/01/28                                             335,000                 328,300
CREDIT CARD ASSET BACKED SECURITIES (3.56%)
 American Express Credit Account Master Trust
  5.60%; 11/15/06                                           1,265,000               1,316,224
 American Express Master Trust
  7.85%; 08/15/05                                             600,000                 651,550
 Citibank Credit Card Issuance Trust
  4.10%; 12/07/06                                           1,125,000               1,170,155
 Discover Card Master Trust I
  5.60%; 05/16/06                                           3,250,000               3,325,823
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                           1,500,000               1,658,426
                                                                                    8,122,178
DATA PROCESSING & MANAGEMENT (0.15%)
 Oracle
  6.72%; 02/15/04                                             335,000                 348,645
DIVERSIFIED FINANCIAL SERVICES (1.56%)
 Citigroup
  3.50%; 02/01/08                                             410,000                 414,084
  5.75%; 05/10/06                                             750,000                 820,955
  6.00%; 02/21/12                                              85,000                  94,688
  6.63%; 06/15/32                                             315,000                 355,650
 General Electric Capital
  4.63%; 09/15/09                                             390,000                 409,425
  6.75%; 03/15/32                                             475,000                 549,664
 John Deere Capital
  3.13%; 12/15/05                                             160,000                 163,478
  3.90%; 01/15/08                                             100,000                 102,050
  5.52%; 04/30/04                                             440,000                 457,333
  7.00%; 03/15/12                                             165,000                 191,713
                                                                                    3,559,040
DIVERSIFIED MANUFACTURING OPERATIONS (0.18%)
 General Electric
  5.00%; 02/01/13                                             145,000                 149,869
 Tyco International
  6.25%; 06/15/03                                             265,000                 265,662
                                                                                      415,531
DIVERSIFIED MINERALS (0.13%)
 BHP Billiton Finance
  4.80%; 04/15/13                                             300,000                 306,218
DIVERSIFIED OPERATIONS (0.33%)
 Hutchison Whampoa International /1/
  6.50%; 02/13/13                                             325,000                 329,413
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED OPERATIONS (CONTINUED)
 Rio Tinto Finance
                                                           $                     $
  5.75%; 07/03/06                                             380,000                 415,541
                                                                                      744,954
ELECTRIC PRODUCTS-MISCELLANEOUS (0.04%)
 Emerson Electric
  4.63%; 10/15/12                                              35,000                  35,440
  6.00%; 08/15/32                                              60,000                  63,429
                                                                                       98,869
ELECTRIC-INTEGRATED (2.70%)
 Alabama Power
  5.60%; 03/15/33                                             110,000                 108,733
 Arizona Public Service
  6.50%; 03/01/12                                             205,000                 225,829
 CenterPoint Energy Houston Electric /1/
  5.70%; 03/15/13                                             145,000                 154,562
 CenterPoint Energy Resources /1/
  7.88%; 04/01/13                                             270,000                 309,825
 Consumers Energy
  4.25%; 04/15/08 /1/                                          70,000                  71,156
  6.00%; 03/15/05                                             160,000                 170,400
 Dominion Resources
  7.82%; 09/15/14                                           1,000,000               1,078,149
 DTE Energy
  6.00%; 06/01/04                                             525,000                 547,902
  7.05%; 06/01/11                                              60,000                  69,126
 Duke Energy
  4.50%; 04/01/10                                             200,000                 204,608
 Exelon
  6.75%; 05/01/11                                             200,000                 225,512
 FPL Group Capital
  3.25%; 04/11/06                                             170,000                 171,922
 GPU
  7.70%; 12/01/05                                             465,000                 522,199
 Indianapolis Power & Light
  7.38%; 08/01/07                                             230,000                 237,086
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                             200,000                 204,783
  6.75%; 12/30/31                                             235,000                 263,138
 Oncor Electric Delivery
  6.38%; 05/01/12                                             275,000                 307,598
 Pepco Holdings
  3.75%; 02/15/06                                             565,000                 579,507
 PG&E National Energy Group
  10.38%; 05/16/11                                            240,000                 127,200
 Progress Energy
  6.05%; 04/15/07                                             165,000                 180,895
 Southwestern Electric Power
  4.50%; 07/01/05                                             240,000                 248,884
 TXU Energy /1/
  6.13%; 03/15/08                                             140,000                 149,711
                                                                                    6,158,725
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.15%)
 Flextronics International
  9.88%; 07/01/10                                             305,000                 341,600
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FEDERAL & FEDERALLY SPONSORED CREDIT (0.15%)
 Housing Urban Development
                                                           $                     $
  2.99%; 08/01/05                                             325,000                 333,532
FINANCE-AUTO LOANS (1.17%)
 Ford Motor Credit
  5.75%; 02/23/04                                             350,000                 356,044
  6.88%; 02/01/06                                             535,000                 553,459
  7.25%; 10/25/11                                             450,000                 451,126
 General Motors Acceptance
  6.88%; 09/15/11                                             380,000                 387,291
  6.88%; 08/28/12                                             250,000                 254,234
  7.00%; 02/01/12                                             250,000                 256,146
  8.00%; 11/01/31                                             180,000                 187,477
 Toyota Motor Credit
  2.80%; 01/18/06                                             220,000                 223,940
                                                                                    2,669,717
FINANCE-COMMERCIAL (0.04%)
 CIT Group
  7.75%; 04/02/12                                              75,000                  86,969
FINANCE-CONSUMER LOANS (0.71%)
 American General Finance
  5.38%; 09/01/09                                             200,000                 213,802
  5.88%; 07/14/06                                             200,000                 217,846
 Household Finance
  3.38%; 02/21/06                                              95,000                  97,702
  5.75%; 01/30/07                                             700,000                 760,642
  7.00%; 05/15/12                                             125,000                 143,162
  7.63%; 05/17/32                                             145,000                 179,552
                                                                                    1,612,706
FINANCE-INVESTMENT BANKER & BROKER (1.15%)
 Banque Paribas
  6.88%; 03/01/09                                             400,000                 464,400
 Bear Stearns
  3.00%; 03/30/06                                             165,000                 167,924
  4.00%; 01/31/08                                             210,000                 215,765
 Goldman Sachs Group
  4.13%; 01/15/08                                             110,000                 113,526
  6.88%; 01/15/11                                             475,000                 546,137
 Lehman Brothers Holdings
  6.63%; 01/18/12                                             450,000                 511,471
 Morgan Stanley
  1.10%; 04/01/34 /2/                                       4,670,060                 170,407
  5.30%; 03/01/13                                             165,000                 171,253
  6.75%; 04/15/11                                             225,000                 255,642
                                                                                    2,616,525
FINANCE-MORTGAGE LOAN/BANKER (4.92%)
 Countrywide Home Loan
  4.25%; 12/19/07                                             120,000                 124,243
  5.25%; 06/15/04                                           1,000,000               1,039,192
 Federal Home Loan Mortgage
  3.25%; 02/25/08                                           1,675,000               1,691,936
  4.75%; 10/11/12                                             550,000                 557,522
  6.00%; 05/25/12                                             545,000                 566,706
  6.25%; 07/15/32                                             125,000                 144,176
  6.75%; 03/15/31                                             541,000                 660,889
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal National Mortgage Association
                                                           $                     $
  2.38%; 03/17/06                                             575,000                 577,731
  3.70%; 11/01/07                                           1,430,000               1,468,224
  3.75%; 07/29/05                                           1,075,000               1,104,129
  4.32%; 07/26/07                                             530,000                 559,470
  4.75%; 02/21/13                                             550,000                 556,329
  5.25%; 08/01/12                                             985,000               1,041,770
  6.25%; 05/15/29                                           1,000,000               1,138,068
                                                                                   11,230,385
FINANCE-OTHER SERVICES (0.96%)
 Mellon Funding
  4.88%; 06/15/07                                             190,000                 202,078
 Verizon Global Funding
  6.75%; 12/01/05                                           1,000,000               1,113,239
  7.25%; 12/01/10                                             650,000                 760,057
  7.75%; 12/01/30                                             100,000                 123,476
                                                                                    2,198,850
FOOD-DAIRY PRODUCTS (0.12%)
 Dean Foods
  6.63%; 05/15/09                                             270,000                 278,100
FOOD-FLOUR & GRAIN (0.11%)
 Archer-Daniels-Midland
  5.94%; 10/01/32                                             245,000                 256,752
FOOD-MISCELLANEOUS/DIVERSIFIED (0.47%)
 Corn Products International
  8.45%; 08/15/09                                             265,000                 278,547
 General Mills
  6.00%; 02/15/12                                             240,000                 263,295
 Kraft Foods
  4.63%; 11/01/06                                             325,000                 338,900
  6.50%; 11/01/31                                             125,000                 133,304
 Unilever Capital
  5.90%; 11/15/32                                              55,000                  57,960
                                                                                    1,072,006
FOOD-RETAIL (0.98%)
 Delhaize America
  7.38%; 04/15/06                                             175,000                 181,125
 Kroger
  6.20%; 06/15/12                                             200,000                 215,256
 Safeway
  3.63%; 11/05/03                                           1,800,000               1,809,304
  5.80%; 08/15/12                                              35,000                  36,896
                                                                                    2,242,581
FORESTRY (0.09%)
 Tembec Industries
  7.75%; 03/15/12                                             100,000                 101,500
  8.63%; 06/30/09                                             100,000                 104,000
                                                                                      205,500
GAS-DISTRIBUTION (0.07%)
 KeySpan
  7.63%; 11/15/10                                             140,000                 169,083
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
GOLD MINING (0.08%)
 Normandy Yandal Operations
                                                           $                     $
  8.88%; 04/01/08                                             270,000                 162,000
 Placer Dome /1/
  6.38%; 03/01/33                                              30,000                  30,591
                                                                                      192,591
HOME DECORATION PRODUCTS (0.04%)
 Newell Rubbermaid
  4.63%; 12/15/09                                              85,000                  87,223
HOME EQUITY SEQUENTIAL (0.42%)
 Long Beach Mortgage Loan Trust
  4.92%; 05/25/32                                             550,000                 567,633
 Residential Asset Securities
  4.59%; 10/25/26                                             380,000                 395,538
                                                                                      963,171
HOTELS & MOTELS (0.22%)
 Marriott International
  6.63%; 11/15/03                                             500,000                 511,074
INDUSTRIAL GASES (0.18%)
 Praxair
  4.75%; 07/15/07                                             235,000                 247,536
  6.50%; 03/01/08                                             150,000                 168,196
                                                                                      415,732
INSTRUMENTS-CONTROLS (0.05%)
 Parker Hannifin
  4.88%; 02/15/13                                             115,000                 116,410
INSTRUMENTS-SCIENTIFIC (0.08%)
 PerkinElmer /1/
  8.88%; 01/15/13                                             160,000                 172,400
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.08%)
 AMVESCAP
  5.38%; 02/27/13 /1/                                          75,000                  74,552
  5.90%; 01/15/07                                             110,000                 118,331
                                                                                      192,883
LIFE & HEALTH INSURANCE (0.11%)
 Lincoln National
  5.25%; 06/15/07                                             180,000                 189,428
 Nationwide Financial Services
  5.63%; 02/13/15                                              60,000                  61,005
                                                                                      250,433
MACHINERY-CONSTRUCTION & MINING (0.15%)
 Case
  6.25%; 12/01/03                                             335,000                 335,000
MEDICAL-DRUGS (0.20%)
 Eli Lilly
  6.00%; 03/15/12                                             200,000                 225,981
 Wyeth
  5.25%; 03/15/13                                             225,000                 235,369
                                                                                      461,350
MEDICAL-HMO (0.31%)
 Anthem
  4.88%; 08/01/05                                             500,000                 525,034
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-HMO (CONTINUED)
 UnitedHealth Group
                                                           $                     $
  4.88%; 04/01/13                                             185,000                 189,296
                                                                                      714,330
MEDICAL-HOSPITALS (0.30%)
 HCA
  7.13%; 06/01/06                                             225,000                 241,886
 Tenet Healthcare
  5.00%; 07/01/07                                             240,000                 228,000
  6.50%; 06/01/12                                             235,000                 222,663
                                                                                      692,549
METAL PROCESSORS & FABRICATION (0.12%)
 Timken
  5.75%; 02/15/10                                             275,000                 280,263
METAL-DIVERSIFIED (0.14%)
 Falconbridge
  7.35%; 06/05/12                                              65,000                  71,511
 Noranda
  7.25%; 07/15/12                                             240,000                 247,128
                                                                                      318,639
MISCELLANEOUS INVESTING (0.21%)
 Camden Property Trust
  5.88%; 06/01/07                                              45,000                  48,136
  5.88%; 11/30/12                                              60,000                  63,525
 La Quinta /1/
  8.88%; 03/15/11                                              90,000                  94,275
 United Dominion Realty Trust
  6.50%; 06/15/09                                             240,000                 264,085
                                                                                      470,021
MONEY CENTER BANKS (0.68%)
 Bank of America
  4.88%; 09/15/12                                           1,085,000               1,116,750
  7.40%; 01/15/11                                              55,000                  66,027
 HSBC Holdings
  5.25%; 12/12/12                                             100,000                 104,042
 Royal Bank of Scotland Group
  5.00%; 10/01/14                                             250,000                 256,938
                                                                                    1,543,757
MORTGAGE BACKED SECURITIES (3.86%)
 Chase Manhattan Bank-First Union National Bank
  7.44%; 08/15/31                                           1,750,000               2,069,996
 CS First Boston Mortgage Securities
  6.39%; 08/15/36                                             750,000                 847,872
 GMAC Commercial Mortgage Securities
  7.72%; 03/15/33                                           2,000,000               2,402,214
 LB-UBS Commercial Mortgage Trust /1/ /2/
  0.87%; 03/15/34                                           3,257,726                 102,305
 Merrill Lynch Mortgage Investors
  7.34%; 12/26/25                                           3,000,000               3,270,975
 Morgan Stanley Capital I
  7.11%; 04/15/33                                             100,000                 116,939
                                                                                    8,810,301
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTI-LINE INSURANCE (0.26%)
 Hartford Financial Services Group
                                                           $                     $
  4.70%; 09/01/07                                             170,000                 175,303
 MetLife
  5.25%; 12/01/06                                             325,000                 352,136
 Safeco
  4.88%; 02/01/10                                              75,000                  76,323
                                                                                      603,762
MULTIMEDIA (0.88%)
 AOL Time Warner
  7.63%; 04/15/31                                             510,000                 562,430
 Gannett
  4.95%; 04/01/05                                             475,000                 503,090
 News America
  4.75%; 03/15/10 /1/                                          90,000                  91,270
  6.55%; 03/15/33 /1/                                         225,000                 228,534
  6.63%; 01/09/08                                             250,000                 275,820
 Viacom
  7.88%; 07/30/30                                             125,000                 162,781
 Walt Disney
  5.38%; 06/01/07                                             175,000                 186,254
                                                                                    2,010,179
NON-HAZARDOUS WASTE DISPOSAL (0.15%)
 Allied Waste
  8.50%; 12/01/08                                             325,000                 351,000
OFFICE SUPPLIES & FORMS (0.01%)
 Avery Dennison
  6.00%; 01/15/33                                              30,000                  31,016
OIL & GAS DRILLING (0.35%)
 Nabors Holdings
  4.88%; 08/15/09                                             270,000                 279,027
 Nabors Industries
  6.80%; 04/15/04                                             335,000                 350,562
 Transocean
  6.63%; 04/15/11                                             150,000                 170,379
                                                                                      799,968
OIL COMPANY-EXPLORATION & PRODUCTION (1.89%)
 Alberta Energy
  7.38%; 11/01/31                                              55,000                  66,318
 Anadarko Finance
  6.75%; 05/01/11                                             275,000                 315,336
 Anadarko Petroleum
  5.38%; 03/01/07                                             325,000                 350,725
 Canadian Natural Resources
  7.20%; 01/15/32                                             145,000                 171,407
 Devon Energy
  7.95%; 04/15/32                                             255,000                 319,148
 Forest Oil
  8.00%; 06/15/08                                             270,000                 286,200
 Kerr-McGee
  5.88%; 09/15/06                                             510,000                 551,463
 Nexen
  7.88%; 03/15/32                                             125,000                 144,920
 Pemex Project Funding Master Trust
  7.88%; 02/01/09                                             700,000                 796,250
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Petroleos Mexicanos
                                                           $                     $
  6.50%; 02/01/05                                             600,000                 639,600
 Western Oil Sands
  8.38%; 05/01/12                                             275,000                 294,250
 XTO Energy
  6.25%; 04/15/13 /1/                                          50,000                  52,125
  7.50%; 04/15/12                                             205,000                 225,500
  8.75%; 11/01/09                                             100,000                 104,500
                                                                                    4,317,742
OIL COMPANY-INTEGRATED (0.78%)
 Amerada Hess
  7.13%; 03/15/33                                             155,000                 170,308
  7.88%; 10/01/29                                              70,000                  83,272
 BP Canada Finance
  3.63%; 01/15/09                                             250,000                 255,247
 Conoco Funding
  7.25%; 10/15/31                                             400,000                 484,814
 Occidental Petroleum
  4.00%; 11/30/07                                             175,000                 177,725
 PanCanadian Energy
  7.20%; 11/01/31                                             200,000                 238,868
 Petrobras International Finance /1/
  9.13%; 02/01/07                                             225,000                 232,875
 Petronas Capital /1/
  7.88%; 05/22/22                                             125,000                 137,663
                                                                                    1,780,772
OIL REFINING & MARKETING (0.30%)
 Enterprise Products Partners /1/
  6.38%; 02/01/13                                             110,000                 119,678
 Tesoro Petroleum /1/
  8.00%; 04/15/08                                             310,000                 320,850
 Valero Energy
  6.88%; 04/15/12                                             225,000                 250,354
                                                                                      690,882
PAPER & RELATED PRODUCTS (1.26%)
 Abitibi-Consolidated
  6.95%; 12/15/06                                             225,000                 233,540
 Cascades /1/
  7.25%; 02/15/13                                             335,000                 353,425
 Domtar
  7.88%; 10/15/11                                             200,000                 237,536
 International Paper
  5.85%; 10/30/12 /1/                                          55,000                  58,797
  6.75%; 09/01/11                                              50,000                  56,657
 NorskeCanada
  8.63%; 06/15/11                                             290,000                 300,150
 Norske Skog /1/
  7.63%; 10/15/11                                             500,000                 563,494
 Sappi Papier Holding /1/
  6.75%; 06/15/12                                             140,000                 157,657
 Smurfit Capital Funding
  6.75%; 11/20/05                                             330,000                 338,250
 Weyerhaeuser
  6.13%; 03/15/07                                             275,000                 299,044
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
 Weyerhaeuser (continued)
                                                           $                     $
  7.38%; 03/15/32                                             250,000                 285,188
                                                                                    2,883,738
PIPELINES (0.68%)
 Duke Energy Field Services
  7.88%; 08/16/10                                             485,000                 566,651
 Equitable Resources
  5.15%; 11/15/12                                             130,000                 136,067
 Kinder Morgan Energy Partners
  5.35%; 08/15/07                                             170,000                 182,455
  6.75%; 03/15/11                                             160,000                 181,963
 National Fuel Gas
  5.25%; 03/01/13                                             175,000                 176,877
 TEPPCO Partners
  6.13%; 02/01/13                                              45,000                  47,581
 Texas Eastern Transmission
  5.25%; 07/15/07                                             245,000                 257,960
                                                                                    1,549,554
POULTRY (0.42%)
 Tyson Foods
  6.63%; 10/01/04                                             785,000                 819,808
  7.25%; 10/01/06                                             130,000                 141,236
                                                                                      961,044
PROPERTY & CASUALTY INSURANCE (0.15%)
 ACE INA Holdings
  8.20%; 08/15/04                                             225,000                 241,073
 Travelers Property Casualty /1/
  6.38%; 03/15/33                                             100,000                 106,475
                                                                                      347,548
PUBLISHING-BOOKS (0.17%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                             350,000                 382,318
REAL ESTATE OPERATOR & DEVELOPER (0.17%)
 EOP Operating
  7.00%; 07/15/11                                             350,000                 398,061
REGIONAL AUTHORITY (1.08%)
 Financement Quebec
  5.00%; 10/25/12                                             580,000                 611,401
 Province of Manitoba
  2.75%; 01/17/06                                             550,000                 557,574
 Province of Nova Scotia
  5.75%; 02/27/12                                             465,000                 518,753
 Province of Ontario
  5.13%; 07/17/12                                             220,000                 236,810
 Province of Quebec
  7.50%; 09/15/29                                             275,000                 355,759
 Region of Lombardy
  5.80%; 10/25/32                                             175,000                 187,040
                                                                                    2,467,337
REGIONAL BANKS (1.83%)
 Bank One
  7.63%; 08/01/05                                             725,000                 813,288
 KeyCorp
  4.63%; 05/16/05                                             475,000                 498,604
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL BANKS (CONTINUED)
 Korea Development Bank
                                                           $                     $
  7.13%; 04/22/04                                             500,000                 520,340
 PNC Funding
  5.75%; 08/01/06                                             650,000                 707,683
 SunTrust Banks
  5.05%; 07/01/07                                             250,000                 269,684
 Wachovia
  5.63%; 12/15/08                                             600,000                 668,338
  6.38%; 02/01/09                                             100,000                 114,367
 Wells Fargo
  5.00%; 11/15/14                                              80,000                  82,646
  5.13%; 02/15/07                                             470,000                 508,965
                                                                                    4,183,915
RESEARCH & DEVELOPMENT (0.12%)
 Science Applications International
  7.13%; 07/01/32                                             240,000                 277,680
RETAIL-DISCOUNT (0.30%)
 Target
  5.38%; 06/15/09                                             240,000                 260,167
  5.88%; 03/01/12                                             170,000                 185,518
 Wal-Mart Stores
  4.38%; 07/12/07                                             220,000                 232,590
                                                                                      678,275
RETAIL-DRUG STORE (0.12%)
 CVS /1/
  7.77%; 01/10/12                                             239,158                 267,665
RETAIL-REGIONAL DEPARTMENT STORE (0.04%)
 Kohl's                                                    10,000,000
  6.00%; 01/15/33                                              80,000                  81,779
RETAIL-RESTAURANTS (0.12%)
 Yum! Brands
  7.70%; 07/01/12                                             240,000                 267,000
SATELLITE TELECOM (0.14%)
 Echostar DBS
  10.38%; 10/01/07                                            275,000                 308,000
SAVINGS & LOANS-THRIFTS (0.28%)
 Washington Mutual
  3.97%; 03/25/33                                             528,000                 533,417
  5.50%; 01/15/13                                             100,000                 106,180
                                                                                      639,597
SOVEREIGN (1.00%)
 Chile Government
  5.50%; 01/15/13                                              80,000                  81,900
 Finland Government
  4.75%; 03/06/07                                             235,000                 252,916
 Italy Government
  5.63%; 06/15/12                                             320,000                 355,542
 Mexico Government
  8.30%; 08/15/31                                             190,000                 214,985
  8.38%; 01/14/11                                             990,000               1,180,575
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SOVEREIGN (CONTINUED)
 Poland Government
                                                           $                     $
  6.25%; 07/03/12                                             175,000                 195,125
                                                                                    2,281,043
SPECIAL PURPOSE ENTITY (0.04%)
 PDVSA Finance
  8.50%; 11/16/12                                             100,000                  82,000
SUPRANATIONAL BANK (0.50%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                             190,000                 200,178
  6.88%; 03/15/12                                             230,000                 245,118
 European Investment Bank
  4.63%; 03/01/07                                             375,000                 399,360
 Inter-American Development Bank
  3.38%; 03/17/08                                             300,000                 304,304
                                                                                    1,148,960
TELECOMMUNICATION SERVICES (0.57%)
 Citizens Communications
  6.38%; 08/15/04                                             695,000                 727,721
  7.63%; 08/15/08                                             250,000                 292,091
 MasTec
  7.75%; 02/01/08                                             315,000                 274,050
                                                                                    1,293,862
TELEPHONE COMMUNICATION (0.09%)
 Telstra
  6.38%; 04/01/12                                             190,000                 211,352
TELEPHONE-INTEGRATED (2.09%)
 ALLTEL
  7.00%; 07/01/12                                             275,000                 325,200
  7.88%; 07/01/32                                              60,000                  78,336
 AT&T
  6.00%; 03/15/09                                             130,000                 133,418
 BellSouth
  6.88%; 10/15/31                                             225,000                 262,065
 British Telecommunications
  7.88%; 12/15/05                                             940,000               1,065,604
 Deutsche Telekom International Finance
  8.25%; 06/15/05                                             400,000                 444,359
  8.50%; 06/15/10                                             210,000                 253,123
 France Telecom
  9.25%; 03/01/11                                             505,000                 617,594
 SBC Communications
  5.88%; 08/15/12                                             200,000                 219,732
 Sprint Capital
  6.13%; 11/15/08                                             100,000                 102,000
  8.75%; 03/15/32                                             230,000                 251,850
 Telefonica Europe
  7.75%; 09/15/10                                             400,000                 481,273
 Telefonos de Mexico
  8.25%; 01/26/06                                             385,000                 428,794
 Verizon Florida
  6.13%; 01/15/13                                              90,000                  99,606
                                                                                    4,762,954
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TEXTILE-HOME FURNISHINGS (0.07%)
 Mohawk Industries
                                                           $                     $
  6.50%; 04/15/07                                             145,000                 160,262
TOOLS-HAND HELD (0.06%)
 Stanley Works /1/
  4.90%; 11/01/12                                             140,000                 142,552
TRANSPORT-RAIL (0.87%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                             110,000                 138,607
 Canadian National Railway
  7.38%; 10/15/31                                             265,000                 326,767
 Canadian Pacific Railway
  7.13%; 10/15/31                                             225,000                 267,778
 CSX
  6.25%; 10/15/08                                             400,000                 446,943
 Union Pacific
  5.75%; 10/15/07                                             690,000                 753,485
  6.63%; 02/01/29                                              50,000                  55,765
                                                                                    1,989,345
TRANSPORT-SERVICES (0.24%)
 FedEx
  8.40%; 03/23/10                                             500,000                 541,655
                                                         TOTAL BONDS              121,207,298

                                                           Principal
     Type           Rate             Maturity                Amount                  Value
-----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (15.29%)
                                                           $                     $
FHLMC            4.50%        12/01/09                      2,516,121               2,573,210
FHLMC /5/        5.50%        05/01/17 - 06/01/33          10,264,334              10,587,748
FHLMC            6.00%        03/01/22 - 11/01/32           9,637,669              10,042,600
FHLMC            6.50%        03/01/17 - 07/01/31           6,554,461               6,886,521
FHLMC            7.00%        12/01/29 - 05/01/31           2,373,289               2,503,653
FHLMC            7.50%        11/01/29 - 03/01/31           1,421,443               1,517,199
FHLMC            8.00%        09/01/30                        753,433                 813,405
                                            TOTAL FHLMC CERTIFICATES               34,924,336

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (13.61%)
FNMA             3.32%        06/25/30                        600,000                 596,535
FNMA /5/         5.00%        03/01/18 - 05/01/18           4,486,782               4,631,654
FNMA             5.50%        06/01/31 - 03/01/33           4,409,351               4,537,703
FNMA             6.00%        05/01/09 - 05/01/32           3,881,592               4,088,740
FNMA             6.50%        01/01/11 - 09/01/32          11,562,496              12,148,139
FNMA             7.00%        08/01/29 - 02/01/32           2,351,759               2,485,244
FNMA             7.25%        01/15/10 - 05/15/30           2,105,000               2,601,947
                                             TOTAL FNMA CERTIFICATES               31,089,962

                                                           Principal
     Type           Rate             Maturity                Amount                  Value
-----------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (7.31%)
                                                           $                     $
GNMA I           6.50%        12/15/31 - 12/15/32           7,207,377               7,579,139
GNMA I           7.00%        10/15/29 - 06/15/32           2,390,996               2,536,748
GNMA I           7.50%        10/15/31                      1,045,005               1,115,505
GNMA II          6.00%        07/20/28 - 07/20/29           4,573,414               4,777,772
GNMA II          6.50%        03/20/28 - 05/20/29             652,014                 683,296
                                             TOTAL GNMA CERTIFICATES               16,692,460

                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
TREASURY BONDS (9.47%)
 U.S. Treasury
                                                           $                     $
  3.50%; 11/15/06                                             170,000                 177,212
  4.38%; 05/15/07                                           3,435,000               3,685,783
  4.75%; 11/15/08                                             235,000                 255,535
  4.88%; 02/15/12                                           1,490,000               1,615,370
  5.38%; 02/15/31                                           2,055,000               2,242,358
  5.50%; 05/15/09                                           1,000,000               1,130,508
  6.13%; 08/15/29                                              25,000                  29,547
  6.25%; 02/15/07                                           1,375,000               1,568,681
  6.25%; 08/15/23                                           2,300,000               2,724,063
  6.25%; 05/15/30                                           1,735,000               2,090,607
  6.75%; 08/15/26                                           1,000,000               1,260,312
  7.50%; 11/15/16                                           2,870,000               3,779,431
  8.00%; 11/15/21                                             760,000               1,066,107
                                                TOTAL TREASURY BONDS               21,625,514

                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (0.00%)
COMPUTER SERVICES (0.00%)
                                                                                 $
 Decisionone /3/                                                3,500                       -
 Decisionone /3/                                                2,054                       -
 Decisionone /3/                                                3,540                       -
 Decisionone /3/                                                2,100                       -
                                                                                            -
                                                 TOTAL COMMON STOCKS                        -

                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.00%)
TELECOMMUNICATION SERVICES (0.00%)
 Global Crossing                                                7,893                       -
                                              TOTAL PREFERRED STOCKS                        -

                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.76%)
DIVERSIFIED FINANCIAL SERVICES (2.76%)
 Investment in Joint Trading Account; General
  Electric Capital
                                                           $                     $
  1.35%; 05/01/03                                           6,293,087               6,293,087
                                              TOTAL COMMERCIAL PAPER                6,293,087

                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.62%)
 Lehman Brothers; 1.33%; 05/01/03 (collateralized by                             $
  FHLBC; $1,436,441; 02/13/04) /4/                          1,408,275               1,408,275
                                         TOTAL REPURCHASE AGREEMENTS                1,408,275
                                                                                 ------------

                               TOTAL PORTFOLIO INVESTMENTS (102.13%)              233,240,932
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS (-2.13%)                    (4,860,767)
                                          TOTAL NET ASSETS (100.00%)             $228,380,165
                                                                                 ---------------


/1 /Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $4,703,221 or 2.06% of net assets.
/2 /Variable rate.
/3 /Non-income producing security.
/4 /Security was purchased with the cash proceeds from securities loans.
/5 /Security or a portion of the security was purchased in a "to-be-announced" transaction. See Notes to Financial Statements.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
               PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                          Principal

     Type          Rate            Maturity                Amount                   Value

-----------------------------------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (101.69%)
                                                         $                      $
GNMA I /1/       5.00%      05/01/33                      90,610,000               91,374,567

GNMA I /1/       5.50%      12/15/13 - 04/01/33           21,501,778               22,309,299

GNMA I           6.00%      03/15/17 - 02/15/33           78,968,765               82,765,348

GNMA I           6.50%      07/15/08 - 09/15/32           67,306,727               70,992,003

GNMA I           7.00%      10/15/22 - 06/15/32           57,644,693               61,278,419

GNMA I           7.25%      09/15/25 - 10/15/25              970,192                1,036,907

GNMA I           7.50%      04/15/17 - 05/15/31           23,894,036               25,570,689

GNMA I           8.00%      08/15/16 - 04/15/31            8,898,296                9,671,531

GNMA II          5.50%      07/20/14 - 04/20/33           19,044,370               19,684,279

GNMA II /1/      6.00%      01/20/24 - 03/20/32            9,932,262               10,403,244

GNMA II          6.50%      03/20/24 - 03/20/32           15,631,818               16,376,873

                                            TOTAL GNMA CERTIFICATES               411,463,159


                                                          Principal

                                                           Amount                   Value

-----------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (23.96%)

FINANCE-MORTGAGE LOAN/BANKER (23.96%)

 Federal National Mortgage Association                   100,000,000
                                                         $                      $
  1.22%; 05/21/03                                         15,000,000               14,989,834
 Investment in Joint Trading Account; Federal Home
  Loan Bank                                              100,000,000

  1.25%; 05/01/03                                         81,977,587               81,977,587

                                                                                   96,967,421


                                             TOTAL COMMERCIAL PAPER                96,967,421
                                                                                -------------



                              TOTAL PORTFOLIO INVESTMENTS (125.65%)               508,430,580

LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS (-25.65%)                 (103,793,313)
                                         TOTAL NET ASSETS (100.00%)             $ 404,637,267

                                                                                ----------------



/1 /Security or a portion of the security was purchased in a "to-be-announced"
  (TBA) transaction. See Notes to Financial Statements.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                     PRINCIPAL LIMITED TERM BOND FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                         Principal

                                                         Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (87.82%)
AEROSPACE & DEFENSE EQUIPMENT (0.10%)
 United Technologies
                                                                    $                     $
  4.88%; 11/01/06                                                      100,000                 106,998
AUTO-CARS & LIGHT TRUCKS (0.47%)
 DaimlerChrysler
  6.90%; 09/01/04                                                      465,000                 492,462
AUTOMOBILE SEQUENTIAL (6.20%)
 Capital Auto Receivables Asset Trust
  3.82%; 07/15/05                                                      450,000                 459,299
  4.16%; 07/16/07                                                      800,000                 834,064
 Chase Manhattan Auto Owner Trust
  4.21%; 01/15/09                                                    1,000,000               1,051,543
 DaimlerChrysler Auto Trust
  6.85%; 11/06/05                                                      700,000                 729,255
  7.63%; 06/08/05                                                      610,015                 628,274
 Ford Credit Auto Owner Trust
  4.01%; 03/15/06                                                      720,000                 744,505
  4.72%; 12/15/05                                                      735,000                 767,826
 M&I Auto Loan Trust
  3.04%; 10/20/08                                                      500,000                 511,016
 Toyota Auto Receivables Owner Trust
  4.72%; 09/15/08                                                      700,000                 732,130
                                                                                             6,457,912
BEVERAGES-NON-ALCOHOLIC (0.14%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                                      130,000                 140,916
BEVERAGES-WINE & SPIRITS (0.21%)
 Diageo
  7.13%; 09/15/04                                                      115,000                 123,160
 Diageo Capital
  3.38%; 03/20/08                                                      100,000                 100,173
                                                                                               223,333
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.07%)
 Masco
  6.00%; 05/03/04                                                       70,000                  72,780
CABLE TV (0.26%)
 Comcast Cable Communications
  8.13%; 05/01/04                                                      195,000                 206,139
 Cox Communications
  6.88%; 06/15/05                                                       55,000                  60,115
                                                                                               266,254
CASINO SERVICES (0.08%)
 International Game Technology
  7.88%; 05/15/04                                                       80,000                  83,958
CELLULAR TELECOMMUNICATIONS (0.74%)
 360 Communications
  7.50%; 03/01/06                                                      140,000                 159,693
 AT&T Wireless Services
  7.35%; 03/01/06                                                      130,000                 144,824
 Cingular Wireless
  5.63%; 12/15/06                                                       80,000                  87,198
 Verizon Wireless Capital
  5.38%; 12/15/06                                                      250,000                 269,405
                                                         Principal

                                                         Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (CONTINUED)
 Vodafone Group
                                                                    $                     $
  7.63%; 02/15/05                                                      105,000                 115,453
                                                                                               776,573
CHEMICALS-DIVERSIFIED (0.39%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                                      110,000                 114,955
 Dow Chemical
  5.75%; 11/15/09                                                       80,000                  85,139
 E. I. Du Pont de Nemours
  3.38%; 11/15/07                                                      100,000                 101,280
  8.13%; 03/15/04                                                      100,000                 105,756
                                                                                               407,130
COATINGS & PAINT (0.08%)
 Valspar
  6.00%; 05/01/07                                                       75,000                  80,422
COMMERCIAL BANKS (0.22%)
 Marshall & Isley Bank
  4.13%; 09/04/07                                                      100,000                 103,096
 Union Planters Bank
  5.13%; 06/15/07                                                      120,000                 127,609
                                                                                               230,705
COMMERCIAL SERVICE-FINANCE (0.07%)
 Equifax
  4.95%; 11/01/07                                                       65,000                  67,866
COMPUTER SERVICES (0.08%)
 Electronic Data Systems
  6.85%; 10/15/04                                                       80,000                  83,600
COMPUTERS (0.23%)
 Hewlett-Packard
  5.50%; 07/01/07                                                      140,000                 150,903
 International Business Machines
  4.25%; 09/15/09                                                       85,000                  88,518
                                                                                               239,421
COSMETICS & TOILETRIES (0.14%)
 Gillette
  4.00%; 06/30/05                                                       60,000                  62,868
 Procter & Gamble
  4.75%; 06/15/07                                                       75,000                  80,365
                                                                                               143,233
CREDIT CARD ASSET BACKED SECURITIES (7.34%)
 American Express Credit Account Master Trust
  5.60%; 11/15/06                                                      700,000                 728,345
 American Express Master Trust
  7.85%; 08/15/05                                                      830,000                 901,311
 Bank One Issuance Trust
  2.94%; 06/16/08                                                      900,000                 919,852
 Capital One Master Trust
  5.30%; 06/15/09                                                      700,000                 748,838
  5.45%; 03/16/09                                                      750,000                 806,248
 Citibank Credit Card Issuance Trust
  2.70%; 01/15/08                                                      100,000                 101,388
  6.90%; 10/17/07                                                      750,000                 836,497
                                                         Principal

                                                         Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 Discover Card Master Trust I
                                                                    $                     $
  5.60%; 05/16/06                                                      250,000                 255,833
  6.05%; 08/18/08                                                      710,000                 778,930
 MBNA Master Credit Card Trust
  6.35%; 12/15/06                                                      750,000                 794,356
  6.90%; 01/15/08                                                      700,000                 773,932
                                                                                             7,645,530
CREDIT CARD CONTROL AMORTIZATION (0.39%)
 Sears Credit Account Master Trust
  7.25%; 11/15/07                                                      399,583                 405,951
CRUISE LINES (0.12%)
 Carnival
  6.15%; 10/01/03                                                      123,000                 125,256
DATA PROCESSING & MANAGEMENT (0.15%)
 Oracle
  6.72%; 02/15/04                                                      150,000                 156,110
DIVERSIFIED FINANCIAL SERVICES (1.95%)
 Citigroup
  6.75%; 12/01/05                                                    1,090,000               1,212,990
 General Electric Capital
  4.25%; 01/15/08                                                      175,000                 182,234
  5.00%; 06/15/07                                                      110,000                 118,445
 John Deere Capital
  4.50%; 08/22/07                                                       95,000                  99,255
 Nisource Finance
  7.50%; 11/15/03                                                      330,000                 340,280
 Textron Financial
  5.88%; 06/01/07                                                       75,000                  78,473
                                                                                             2,031,677
DIVERSIFIED MANUFACTURING OPERATIONS (0.08%)
 Cooper Industries
  5.25%; 07/01/07                                                       80,000                  85,783
ELECTRIC-DISTRIBUTION (0.08%)
 Detroit Edison
  5.05%; 10/01/05                                                       75,000                  79,882
ELECTRIC-INTEGRATED (1.89%)
 Appalachian Power
  4.80%; 06/15/05                                                      110,000                 114,664
 Commonwealth Edison
  6.40%; 10/15/05                                                      140,000                 151,289
 Conectiv
  5.30%; 06/01/05                                                       45,000                  46,811
 Dominion Resources
  3.88%; 01/15/04                                                      115,000                 116,731
  7.82%; 09/15/14                                                      200,000                 215,630
 Duke Energy /1/
  3.75%; 03/05/08                                                       85,000                  85,875
 Energy East
  7.75%; 11/15/34                                                      100,000                 102,996
 FirstEnergy
  5.50%; 11/15/06                                                       95,000                 100,387
 FPL Group Capital
  3.25%; 04/11/06                                                       75,000                  75,848
                                                         Principal

                                                         Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Gulf Power
                                                                    $                     $
  4.69%; 08/01/03                                                      150,000                 151,189
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                                       90,000                  92,153
 Niagara Mohawk Power
  7.38%; 07/01/03                                                      181,463                 182,957
 Oncor Electric Delivery
  5.00%; 09/01/07                                                       95,000                 100,470
 Pepco Holdings /1/
  5.50%; 08/15/07                                                      105,000                 111,917
 Progress Energy
  6.75%; 03/01/06                                                      140,000                 154,425
 Tennessee Valley Authority
  6.38%; 06/15/05                                                      150,000                 164,409
                                                                                             1,967,751
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.07%)
 Koninklijke Philips Electronics
  6.75%; 08/15/03                                                       75,000                  76,039
FEDERAL & FEDERALLY SPONSORED CREDIT (2.56%)
 Federal Farm Credit Bank
  7.25%; 06/12/07                                                    2,000,000               2,347,382
 Student Loan Marketing Association
  5.00%; 06/30/04                                                      305,000                 318,880
                                                                                             2,666,262
FIDUCIARY BANKS (0.17%)
 Bank of New York
  4.14%; 08/02/07                                                      100,000                 105,269
  5.20%; 07/01/07                                                       70,000                  75,592
                                                                                               180,861
FINANCE-AUTO LOANS (2.40%)
 Ford Motor Credit
  5.75%; 02/23/04                                                    1,540,000               1,566,593
 General Motors Acceptance
  6.13%; 08/28/07                                                      160,000                 166,146
  6.75%; 01/15/06                                                      630,000                 664,327
 Toyota Motor Credit
  2.80%; 01/18/06                                                      100,000                 101,791
                                                                                             2,498,857
FINANCE-COMMERCIAL (1.19%)
 CIT Group
  7.38%; 04/02/07                                                      420,000                 470,423
 Heller Financial
  6.00%; 03/19/04                                                      645,000                 670,431
 Tyco Capital
  7.50%; 11/14/03                                                       95,000                  97,719
                                                                                             1,238,573
FINANCE-CONSUMER LOANS (1.48%)
 American General Finance
  5.88%; 07/14/06                                                      390,000                 424,800
 Household Finance
  3.38%; 02/21/06                                                       85,000                  87,418
  6.50%; 01/24/06                                                      545,000                 606,343
 Sears Roebuck Acceptance
  6.56%; 11/20/03                                                       55,000                  56,009
                                                         Principal

                                                         Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CONSUMER LOANS (CONTINUED)
 SLM
                                                                    $                     $
  3.63%; 03/17/08                                                       85,000                  85,636
  5.63%; 04/10/07                                                       75,000                  82,044
 Washington Mutual Financial
  6.50%; 11/15/03                                                      200,000                 205,375
                                                                                             1,547,625
FINANCE-CREDIT CARD (0.32%)
 American Express
  3.75%; 11/20/07                                                      100,000                 102,230
 Capital One Bank
  6.65%; 03/15/04                                                      155,000                 159,716
 MBNA
  2.41%; 06/13/03                                                       75,000                  74,939
                                                                                               336,885
FINANCE-INVESTMENT BANKER & BROKER (2.55%)
 Banque Paribas
  8.35%; 06/15/07                                                      140,000                 166,858
 Bear Stearns
  3.00%; 03/30/06                                                       80,000                  81,418
  6.50%; 05/01/06                                                      290,000                 323,973
 Charles Schwab
  6.88%; 09/02/03                                                      100,000                 101,751
 Credit Suisse First Boston
  5.75%; 04/15/07                                                      280,000                 305,790
 Goldman Sachs Group
  7.63%; 08/17/05                                                      175,000                 195,904
 Lehman Brothers Holdings
  6.25%; 05/15/06                                                      455,000                 504,347
 Merrill Lynch
  6.00%; 11/15/04                                                      355,000                 377,148
 Morgan Stanley
  7.75%; 06/15/05                                                      540,000                 603,354
                                                                                             2,660,543
FINANCE-LEASING COMPANY (0.29%)
 Boeing Capital
  7.10%; 09/27/05                                                      275,000                 301,609
FINANCE-MORTGAGE LOAN/BANKER (23.93%)
 Countrywide Home Loan
  6.85%; 06/15/04                                                      305,000                 322,302
 Federal Home Loan Bank System
  4.88%; 11/15/06                                                    4,600,000               4,970,567
 Federal Home Loan Mortgage
  3.88%; 02/15/05                                                    3,900,000               4,056,940
  5.25%; 01/15/06                                                    4,675,000               5,068,901
 Federal National Mortgage Association
  5.13%; 02/13/04                                                    1,305,000               1,345,002
  5.25%; 04/15/07                                                    3,800,000               4,171,860
  7.00%; 07/15/05                                                    4,500,000               5,009,675
                                                                                            24,945,247
FINANCE-OTHER SERVICES (0.85%)
 Caterpillar Financial Services
  4.69%; 04/25/05                                                       70,000                  73,372
  7.59%; 12/10/03                                                      135,000                 140,014
 Mellon Funding
  4.88%; 06/15/07                                                       70,000                  74,450
                                                         Principal

                                                         Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
 Mellon Funding (continued)
                                                                    $                     $
  5.75%; 11/15/03                                                       50,000                  51,174
 National Rural Utilities
  6.00%; 01/15/04                                                      140,000                 144,439
 Pemex Finance
  6.13%; 11/15/03                                                       88,790                  90,101
 Verizon Global Funding
  6.75%; 12/01/05                                                      280,000                 311,707
                                                                                               885,257
FOOD-BAKING (0.10%)
 Earthgrains
  8.38%; 08/01/03                                                      100,000                 101,663
FOOD-MISCELLANEOUS/DIVERSIFIED (0.90%)
 Campbell Soup
  5.50%; 03/15/07                                                      150,000                 162,976
 General Mills
  5.13%; 02/15/07                                                       85,000                  91,548
 HJ Heinz /1/
  6.56%; 11/15/03                                                      100,000                 102,452
 Kellogg
  6.00%; 04/01/06                                                      165,000                 181,262
 Kraft Foods
  4.63%; 11/01/06                                                      220,000                 229,409
 Unilever Capital
  6.88%; 11/01/05                                                      155,000                 172,253
                                                                                               939,900
FOOD-RETAIL (0.58%)
 Fred Meyer
  7.38%; 03/01/05                                                      150,000                 162,136
 Safeway
  6.05%; 11/15/03                                                      430,000                 439,290
                                                                                               601,426
HOME EQUITY SEQUENTIAL (0.64%)
 Residential Asset Securities
  4.99%; 02/25/27                                                      650,000                 669,554
INDUSTRIAL GASES (0.08%)
 Praxair
  4.75%; 07/15/07                                                       75,000                  79,001
INSURANCE BROKERS (0.16%)
 Aon
  6.30%; 01/15/04                                                       65,000                  66,667
 Marsh & McLennan
  3.63%; 02/15/08                                                       95,000                  96,192
                                                                                               162,859
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.11%)
 AMVESCAP
  6.60%; 05/15/05                                                      105,000                 113,338
LIFE & HEALTH INSURANCE (0.28%)
 Lincoln National
  5.25%; 06/15/07                                                      110,000                 115,762
                                                         Principal

                                                         Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
 Torchmark
                                                                    $                     $
  6.25%; 12/15/06                                                      160,000                 175,080
                                                                                               290,842
MEDICAL PRODUCTS (0.08%)
 Baxter International
  5.25%; 05/01/07                                                       80,000                  85,569
MEDICAL-DRUGS (0.18%)
 Eli Lilly
  5.50%; 07/15/06                                                       95,000                 103,951
 Wyeth
  7.90%; 02/15/05                                                       80,000                  88,182
                                                                                               192,133
MEDICAL-HMO (0.08%)
 Anthem
  4.88%; 08/01/05                                                       80,000                  84,005
MEDICAL-HOSPITALS (0.07%)
 Tenet Healthcare
  5.00%; 07/01/07                                                       75,000                  71,250
METAL-ALUMINUM (0.30%)
 Alcan
  6.25%; 11/01/08                                                       95,000                 107,881
 Alcoa
  4.25%; 08/15/07                                                       50,000                  52,204
  7.25%; 08/01/05                                                      135,000                 149,754
                                                                                               309,839
MISCELLANEOUS INVESTING (0.84%)
 Archstone-Smith Trust
  7.15%; 10/15/03                                                       65,000                  66,209
 Camden Property Trust
  5.88%; 06/01/07                                                       70,000                  74,879
 Duke Realty
  7.30%; 06/30/03                                                       95,000                  95,813
 Kimco Realty
  6.50%; 10/01/03                                                      100,000                 101,982
 Mack-Cali Realty
  7.00%; 03/15/04                                                      120,000                 125,139
 New Plan Excel Realty Trust
  5.88%; 06/15/07                                                       25,000                  26,428
 Oasis Residential
  7.00%; 11/15/03                                                       95,000                  97,841
 Prologis
  7.00%; 10/01/03                                                       95,000                  97,252
 Simon Property Group
  6.63%; 06/15/03                                                      115,000                 115,637
  6.75%; 02/09/04                                                       70,000                  72,668
                                                                                               873,848
MONEY CENTER BANKS (1.07%)
 Bank of America
  4.75%; 10/15/06                                                      575,000                 614,347
 JP Morgan Chase
  5.25%; 05/30/07                                                      285,000                 309,226
  5.35%; 03/01/07                                                      180,000                 195,290
                                                                                             1,118,863
                                                         Principal

                                                         Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (10.28%)
 Bear Stearns Commercial Mortgage Securities
                                                                    $                     $
  3.97%; 11/11/35                                                      444,416                 451,713
  6.08%; 02/15/35                                                      466,907                 509,681
  7.64%; 02/15/32                                                      849,407                 957,200
 Chase Commercial Mortgage Securities
  7.03%; 10/15/08                                                      380,219                 423,524
  7.56%; 10/15/32                                                      500,000                 595,605
 Commercial Mortgage Acceptance
  6.79%; 06/15/31                                                       82,103                  90,485
 CS First Boston Mortgage Securities
  4.39%; 08/15/36                                                      364,773                 378,980
  6.38%; 12/16/35                                                      100,000                 112,865
 DLJ Commercial Mortgage
  6.14%; 10/15/06                                                      314,857                 333,516
 DLJ Mortgage Acceptance /1/
  7.58%; 03/13/28                                                      485,363                 491,960
 First Union Commercial Mortgage Securities
  7.38%; 04/18/29                                                      600,000                 684,816
 GE Capital Commercial Mortgage
  3.35%; 08/11/36                                                      368,802                 377,810
  5.99%; 12/10/35                                                      130,000                 144,424
 GMAC Commercial Mortgage Securities
  6.57%; 09/15/33                                                      335,552                 366,481
 JP Morgan Chase Commercial Mortgage Securities
  4.37%; 10/12/37                                                      491,776                 506,835
  4.55%; 05/12/34                                                      587,900                 616,094
 JP Morgan Commercial Mortgage Finance
  7.07%; 09/15/29                                                      419,803                 445,869
 LB-UBS Commercial Mortgage Trust
  4.90%; 06/15/26                                                      370,000                 393,925
  5.40%; 03/15/26                                                      487,465                 519,827
 Lehman Large Loan
  6.79%; 06/12/04                                                      583,288                 608,424
 Merrill Lynch Mortgage Investors
  7.12%; 06/18/29                                                      500,000                 561,746
 Morgan Stanley Capital I
  4.57%; 12/18/32                                                      976,884               1,024,024
 NationsLink Funding
  7.23%; 06/20/31                                                      100,000                 116,127
                                                                                            10,711,931
MULTI-LINE INSURANCE (0.18%)
 Allstate
  7.88%; 05/01/05                                                       70,000                  77,934
 Hartford Financial Services Group
  4.70%; 09/01/07                                                      105,000                 108,275
                                                                                               186,209
MULTIMEDIA (0.62%)
 AOL Time Warner
  6.13%; 04/15/06                                                      235,000                 250,160
 Gannett
  5.50%; 04/01/07                                                       70,000                  76,681
 Viacom
  7.75%; 06/01/05                                                      135,000                 150,235
                                                         Principal

                                                         Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTIMEDIA (CONTINUED)
 Walt Disney
                                                                    $                     $
  7.30%; 02/08/05                                                      160,000                 172,980
                                                                                               650,056
MUTUAL INSURANCE (0.07%)
 Metropolitan Life Insurance /1/
  6.30%; 11/01/03                                                       75,000                  76,817
OIL COMPANY-EXPLORATION & PRODUCTION (0.66%)
 Anadarko Petroleum
  5.38%; 03/01/07                                                      185,000                 199,644
 Canadian Occidental Petroleum
  7.13%; 02/04/04                                                      125,000                 130,034
 Kerr-McGee
  5.38%; 04/15/05                                                       70,000                  73,680
 PennzEnergy
  10.25%; 11/02/05                                                     175,000                 203,957
 Petroleos Mexicanos
  6.50%; 02/01/05                                                       80,000                  85,280
                                                                                               692,595
OIL COMPANY-INTEGRATED (0.90%)
 Amerada Hess
  5.90%; 08/15/06                                                       80,000                  86,485
 BP Canada Finance
  3.63%; 01/15/09                                                      145,000                 148,043
 ChevronTexaco Capital
  3.38%; 02/15/08                                                       75,000                  76,113
 Conoco
  5.90%; 04/15/04                                                      200,000                 207,863
 Marathon Oil
  5.38%; 06/01/07                                                       75,000                  79,648
 Occidental Petroleum
  4.00%; 11/30/07                                                      100,000                 101,557
 Phillips Petroleum
  8.50%; 05/25/05                                                      150,000                 169,395
 Union Oil Company of California
  6.38%; 02/01/04                                                       65,000                  66,854
                                                                                               935,958
OIL REFINING & MARKETING (0.12%)
 Tosco
  8.25%; 05/15/03                                                       50,000                  50,085
 Valero Energy
  6.13%; 04/15/07                                                       70,000                  74,725
                                                                                               124,810
PAPER & RELATED PRODUCTS (0.46%)
 Nexfor
  7.50%; 07/15/03                                                       95,000                  95,935
 Union Camp
  7.00%; 08/15/06                                                      129,000                 144,471
 Weyerhaeuser
  2.54%; 09/15/03                                                      115,000                 115,010
  5.50%; 03/15/05                                                      115,000                 120,818
                                                                                               476,234
PIPELINES (0.42%)
 Duke Energy Field Services
  7.50%; 08/16/05                                                      150,000                 164,098
                                                         Principal

                                                         Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 Kinder Morgan
                                                                    $                     $
  6.65%; 03/01/05                                                      150,000                 162,047
 Kinder Morgan Energy Partners
  5.35%; 08/15/07                                                      100,000                 107,326
                                                                                               433,471
POULTRY (0.10%)
 Tyson Foods
  6.63%; 10/01/04                                                      100,000                 104,434
PROPERTY & CASUALTY INSURANCE (0.31%)
 ACE INA Holdings
  8.20%; 08/15/04                                                      100,000                 107,143
 St. Paul
  7.88%; 04/15/05                                                      125,000                 136,495
 Travelers Property Casualty /1/
  3.75%; 03/15/08                                                       75,000                  75,515
                                                                                               319,153
PUBLISHING-NEWSPAPERS (0.08%)
 Thomson
  5.75%; 02/01/08                                                       75,000                  82,760
REAL ESTATE OPERATOR & DEVELOPER (0.41%)
 EOP Operating
  7.38%; 11/15/03                                                      420,000                 431,583
REGIONAL AUTHORITY (0.61%)
 New Brunswick
  3.50%; 10/23/07                                                       40,000                  41,037
 Province of Manitoba
  2.75%; 01/17/06                                                      155,000                 157,135
 Province of Ontario
  3.50%; 09/17/07                                                      165,000                 168,906
 Province of Quebec
  5.50%; 04/11/06                                                      250,000                 272,184
                                                                                               639,262
REGIONAL BANKS (2.64%)
 Bank One
  7.63%; 08/01/05                                                      450,000                 504,800
 First Union
  7.55%; 08/18/05                                                      490,000                 550,059
 FleetBoston Financial
  7.25%; 09/15/05                                                      150,000                 167,193
 KeyCorp
  4.63%; 05/16/05                                                      110,000                 115,466
  6.75%; 06/15/03                                                       55,000                  55,328
 Korea Development Bank
  7.13%; 04/22/04                                                      165,000                 171,712
 PNC Funding
  5.75%; 08/01/06                                                      170,000                 185,087
 SunTrust Banks
  5.05%; 07/01/07                                                       70,000                  75,512
 U.S. Bancorp
  6.75%; 10/15/05                                                      177,000                 195,239
 Wells Fargo
  5.90%; 05/21/06                                                      665,000                 733,524
                                                                                             2,753,920
                                                         Principal

                                                         Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-DISCOUNT (0.56%)
 Costco Wholesale
                                                                    $                     $
  5.50%; 03/15/07                                                       60,000                  65,419
 Target
  5.40%; 10/01/08                                                      100,000                 108,620
 Wal-Mart Stores
  6.55%; 08/10/04                                                      388,000                 412,296
                                                                                               586,335
RETAIL-DRUG STORE (0.10%)
 CVS
  3.88%; 11/01/07                                                      100,000                 101,670
RETAIL-MAJOR DEPARTMENT STORE (0.12%)
 Sears Roebuck
  6.25%; 01/15/04                                                      120,000                 122,349
RETAIL-RESTAURANTS (0.12%)
 McDonald's
  5.38%; 04/30/07                                                      113,000                 121,603
SAVINGS & LOANS-THRIFTS (0.10%)
 Golden West Financial
  4.13%; 08/15/07                                                      100,000                 104,144
SOVEREIGN (1.11%)
 Finland Government
  4.75%; 03/06/07                                                      150,000                 161,436
 Italy Government
  4.38%; 10/25/06                                                      735,000                 776,338
 Mexico Government
  8.50%; 02/01/06                                                      195,000                 224,445
                                                                                             1,162,219
SPECIAL PURPOSE BANKS (0.84%)
 KFW International Finance
  3.75%; 10/01/04                                                      855,000                 880,738
SUPRANATIONAL BANK (2.08%)
 Asian Development Bank
  2.38%; 03/15/06                                                      345,000                 348,087
 Corp Andina de Fomento
  6.75%; 03/15/05                                                      165,000                 173,839
 European Investment Bank
  4.63%; 03/01/07                                                      945,000               1,006,386
 Inter-American Development Bank
  6.50%; 10/20/04                                                      595,000                 638,804
                                                                                             2,167,116
TELECOMMUNICATION SERVICES (0.15%)
 Citizens Communications
  6.38%; 08/15/04                                                      150,000                 157,062
TELEPHONE-INTEGRATED (1.28%)
 BellSouth
  5.00%; 10/15/06                                                      150,000                 161,139
 British Telecommunications
  7.88%; 12/15/05                                                      295,000                 334,418
 Deutsche Telekom International Finance
  8.25%; 06/15/05                                                      170,000                 188,853
 France Telecom
  8.70%; 03/01/06                                                       75,000                  85,176
                                                         Principal

                                                         Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 SBC Communications
                                                                    $                     $
  5.75%; 05/02/06                                                      250,000                 273,318
 Sprint Capital
  7.13%; 01/30/06                                                      275,000                 290,125
                                                                                             1,333,029
TEXTILE-HOME FURNISHINGS (0.02%)
 Mohawk Industries
  6.50%; 04/15/07                                                       20,000                  22,105
TOOLS-HAND HELD (0.10%)
 Stanley Works /1/
  3.50%; 11/01/07                                                      100,000                 100,123
TRANSPORT-RAIL (0.62%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                                                      230,000                 254,393
 Norfolk Southern
  1.96%; 07/07/03                                                       95,000                  95,044
  7.88%; 02/15/04                                                      100,000                 104,763
 Union Pacific
  7.60%; 05/01/05                                                      175,000                 192,673
                                                                                               646,873
                                                                  TOTAL BONDS               91,527,910

                                                         Principal

     Type           Rate              Maturity           Amount                              Value

-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (5.49%)
                                                                    $                     $
FHLMC /2/        4.50%        12/01/09 - 05/01/10                    3,212,015               3,283,864
FHLMC            5.00%        09/01/09                                 412,816                 427,071
FHLMC            5.50%        12/01/08 - 04/01/09                    1,124,196               1,166,101
FHLMC            6.50%        04/01/09 - 04/01/15                      141,442                 149,953
FHLMC            7.00%        12/01/22 - 03/01/28                      221,438                 235,313
FHLMC            7.25%        12/01/07                                  90,715                  95,651
FHLMC            7.50%        12/01/29                                  57,876                  61,785
FHLMC            8.00%        12/01/11 - 10/01/22                      182,167                 199,114
FHLMC            8.25%        01/01/12                                   8,912                   9,625
FHLMC            9.00%        09/01/09                                  83,680                  89,443
                                                     TOTAL FHLMC CERTIFICATES                5,717,920

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (3.45%)
FNMA             4.50%        03/01/10                                 496,022                 506,850
FNMA             5.50%        01/01/09 - 09/01/09                    1,936,543               2,007,109
FNMA             6.00%        07/01/28                                 396,946                 414,183
FNMA             7.50%        10/01/29                                 217,345                 231,744
FNMA             8.00%        10/01/06 - 05/01/27                       73,527                  79,785
FNMA             8.50%        05/01/22                                 229,966                 252,433
FNMA             9.00%        02/01/25                                  93,646                 104,513
                                                      TOTAL FNMA CERTIFICATES                3,596,617
                                                         Principal

     Type           Rate              Maturity           Amount                              Value

-------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (0.05%)
                                                                    $                     $
GNMA II          8.00%        01/20/16                                  52,290                  56,918
                                                      TOTAL GNMA CERTIFICATES                   56,918

                                                         Principal

                                                         Amount                              Value

-------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.49%)
DIVERSIFIED FINANCIAL SERVICES (1.49%)
 Investment in Joint Trading Account; General Electric
  Capital
                                                                    $                     $
  1.35%; 05/01/03                                                    1,549,587               1,549,587
                                                       TOTAL COMMERCIAL PAPER                1,549,587
                                                                                          ------------

                                         TOTAL PORTFOLIO INVESTMENTS (98.30%)              102,448,952
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (1.70%)                               1,771,241
                                                   TOTAL NET ASSETS (100.00%)             $104,220,193
                                                                                          --------------


/1 /Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $1,044,659 or 1.00% of net assets.
/2 /Security or a portion of the security was purchased in a "to-be-announced"
  (TBA) transaction. See Notes to Financial Statements.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                      PRINCIPAL TAX-EXEMPT BOND FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (98.68%)
ALABAMA (1.17%)
 Alabama Public School & College Authority
                                                           $                     $
  6.00%; 08/01/14                                           2,000,000               2,347,760
ALASKA (1.50%)
 Valdez, Alaska
  Amerada Hess
  6.10%; 02/01/24                                           3,000,000               3,014,850
ARIZONA (1.10%)
 Arizona State University
  5.50%; 07/01/21                                           1,000,000               1,100,430
 Salt River Project
  5.25%; 01/01/18                                           1,000,000               1,097,080
                                                                                    2,197,510
ARKANSAS (1.10%)
 Arkansas
  5.25%; 08/01/12                                           2,000,000               2,215,340
CALIFORNIA (2.34%)
 California
  5.50%; 06/01/03                                           3,000,000               3,010,290
 California State Department of Water
  Resources
  5.25%; 05/01/09                                           1,500,000               1,692,315
                                                                                    4,702,605
COLORADO (1.10%)
 Platte River Power Authority
  5.38%; 06/01/17                                           2,000,000               2,212,520
CONNECTICUT (1.80%)
 Connecticut
  5.38%; 04/15/14                                           2,000,000               2,257,340
 University Of Connecticut
  5.38%; 04/01/17                                           1,220,000               1,360,263
                                                                                    3,617,603
FLORIDA (9.42%)
 Dade County, Florida
  5.25%; 10/01/11                                           1,040,000               1,161,254
 Florida Municipal Power
  5.50%; 10/01/16                                           2,930,000               3,323,704
 Florida State Board of Education
  5.50%; 06/01/14                                           3,000,000               3,452,430
 Orange County, Florida
  5.13%; 01/01/23                                           2,000,000               2,108,240
  5.50%; 10/01/32                                           3,000,000               3,222,840
 Orlando Utilities Commission
  5.25%; 10/01/16                                           3,125,000               3,454,875
 Sunrise, Florida Utilities
  5.20%; 10/01/22                                           2,000,000               2,166,000
                                                                                   18,889,343
GEORGIA (3.52%)
 Fulco, Georgia
  St. Joseph's Hospital
  5.50%; 10/01/14                                           2,000,000               2,140,740
 Georgia
  5.25%; 07/01/13                                           2,600,000               2,908,984
                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
GEORGIA (CONTINUED)
 Georgia (continued)
                                                           $                     $
  5.75%; 07/01/03                                           2,000,000               2,015,800
                                                                                    7,065,524
ILLINOIS (12.69%)
 Chicago
  5.25%; 01/01/14                                           1,000,000               1,118,940
 Chicago Midway Airport
  5.50%; 01/01/11                                           1,500,000               1,656,555
 Chicago Park District
  5.50%; 01/01/18                                           2,000,000               2,201,340
 Chicago Park District
  5.60%; 01/01/21                                           1,400,000               1,528,800
 Du Page & Cook Counties
  5.50%; 01/01/19                                           2,855,000               3,288,475
 Illinois
  5.00%; 03/01/14                                           2,000,000               2,159,740
  5.25%; 04/01/08                                           2,000,000               2,252,080
  5.38%; 10/01/14                                           2,160,000               2,479,226
 Illinois Health Facility
  Advocate Health
  5.25%; 08/15/18                                             320,000                 365,661
  7.00%; 02/15/09                                             270,000                 314,056
  7.00%; 02/15/18                                             720,000                 915,437
 Illinois Health Facility
  Northwestern Memorial Hospital
  6.10%; 08/15/14                                           1,000,000               1,066,400
 Illinois Sales Tax
  6.00%; 06/15/23                                           3,000,000               3,613,830
 Metropolitan Pier & Exposition Authority
  5.50%; 06/15/23                                             750,000                 818,820
 Springfield
  5.50%; 03/01/15                                           1,500,000               1,685,760
                                                                                   25,465,120
INDIANA (6.06%)
 Indiana Bank
  5.38%; 02/01/17                                           3,000,000               3,360,930
 Indiana Health Facility
  Clarion Health Partners
  5.38%; 02/15/09                                           2,020,000               2,201,477
 Indianapolis Public Improvement
  5.50%; 01/01/16                                           3,000,000               3,379,200
 Lawrenceburg, Indiana
  Indiana Michigan Power
  5.90%; 11/01/19                                           2,000,000               2,000,920
 Warrick County, Indiana
  Southern Indiana Gas & Electric
  6.00%; 05/01/23                                           1,190,000               1,214,895
                                                                                   12,157,422
IOWA (0.51%)
 Eddyville, Iowa
  Cargill
  5.63%; 12/01/13                                           1,000,000               1,029,370
                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
KENTUCKY (1.70%)
 Kentucky Property & Buildings Commission
                                                           $                     $
  5.38%; 02/01/18                                           1,000,000               1,098,310
 Kentucky Turnpike Authority
  5.50%; 07/01/12                                           2,000,000               2,304,560
                                                                                    3,402,870
MAINE (0.88%)
 Maine Governmental Facilities Authority
  5.38%; 10/01/17                                           1,600,000               1,761,904
MARYLAND (1.13%)
 Maryland
  5.25%; 03/01/10                                           2,000,000               2,272,740
MASSACHUSETTS (2.84%)
 Massachusetts
  5.25%; 01/01/08                                           2,000,000               2,231,560
  5.50%; 03/01/15                                           3,000,000               3,457,410
                                                                                    5,688,970
MICHIGAN (3.82%)
 Michigan
  5.25%; 05/15/22                                           1,715,000               1,821,433
 Michigan
  Colorado Power
  1.30%; 09/15/08                                           1,500,000               1,500,000
 Michigan
  Drinking Water State Revolving Fund
  5.00%; 10/01/23                                           1,165,000               1,215,642
 Michigan State Trunk Line
  5.25%; 10/01/21                                           1,000,000               1,069,710
 Michigan Strategic Fund
  Detroit Edison
  5.45%; 09/01/29                                           2,000,000               2,056,480
                                                                                    7,663,265
MINNESOTA (1.12%)
 Minnesota
  5.00%; 10/01/07                                           2,000,000               2,247,140
MISSISSIPPI (1.15%)
 Mississippi
  5.50%; 09/01/10                                           2,000,000               2,301,820
MISSOURI (0.87%)
 Missouri State Health & Educational
  Facilities Authority
  5.50%; 06/15/16                                           1,500,000               1,751,385
NEVADA (1.05%)
 Nevada
  5.25%; 09/15/27                                           2,000,000               2,104,700
NEW HAMPSHIRE (1.07%)
 New Hampshire Health & Education Facilities
  Authority
  5.50%; 08/01/27                                           2,000,000               2,152,680
NEW YORK (5.51%)
 Long Island Power Authority
  5.25%; 06/01/12                                           3,000,000               3,226,860
                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
NEW YORK (CONTINUED)
 New York State Dormitory Authority
                                                           $                     $
  5.00%; 03/15/08                                             520,000                 576,883
  5.25%; 10/01/23                                           1,500,000               1,597,395
 New York State Environmental Facilities
  5.25%; 06/15/17                                           2,000,000               2,203,940
 New York State Thruway Authority
  5.50%; 04/01/12                                           3,000,000               3,442,590
                                                                                   11,047,668
OHIO (2.25%)
 Ohio
  5.50%; 02/01/05                                           2,000,000               2,143,240
 Summit County, Ohio
  5.50%; 12/01/13                                           1,000,000               1,158,350
  5.50%; 12/01/14                                           1,045,000               1,215,544
                                                                                    4,517,134
OKLAHOMA (3.22%)
 Grand River Dam Authority
  5.00%; 06/01/12                                           3,500,000               3,897,425
 Tulsa Industrial Authority
  St. John Medical Center
  6.25%; 02/15/14                                           1,280,000               1,437,530
  6.25%; 02/15/17                                           1,000,000               1,123,070
                                                                                    6,458,025
PENNSYLVANIA (2.37%)
 Pennsylvania
  5.50%; 05/01/17                                           3,000,000               3,376,020
 Pennsylvania Industrial Development Authority
  5.50%; 07/01/21                                           1,250,000               1,379,062
                                                                                    4,755,082
PUERTO RICO (0.54%)
 Puerto Rico Highway & Transportation
  Authority
  5.25%; 07/01/21                                           1,000,000               1,085,260
RHODE ISLAND (0.57%)
 Rhode Island
  5.50%; 08/01/11                                           1,000,000               1,148,250
SOUTH CAROLINA (5.22%)
 Greenville Hospital
  5.50%; 05/01/16                                           1,500,000               1,530,180
 South Carolina
  5.25%; 04/01/05                                           2,000,000               2,148,460
  5.75%; 01/01/13                                           3,000,000               3,445,950
 South Carolina Public Service
  5.38%; 01/01/16                                           3,000,000               3,339,030
                                                                                   10,463,620
TENNESSEE (1.37%)
 Louden County, Tennessee
  Kimberly Clark
  6.20%; 02/01/23                                           2,700,000               2,757,375
                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
TEXAS (11.21%)
 Brazos River Authority
  Houston Industries
                                                           $                     $
  5.13%; 05/01/19                                           2,000,000               2,120,340
 Guadalupe-Blanco River Authority
  E.I. Dupont De Nemours
  6.35%; 07/01/22                                           2,500,000               2,582,425
 Harris County, Texas
  5.50%; 08/15/20                                           2,000,000               2,201,420
 Houston, Texas Water & Sewer
  5.75%; 12/01/32                                           2,135,000               2,525,769
 Lower Colorado River Authority
  5.38%; 05/15/20                                           3,000,000               3,219,360
 San Antonio
  5.50%; 05/15/17                                           2,090,000               2,327,549
 Texas State Department Of Housing & Community
  Affairs
  5.70%; 01/01/33                                           2,970,000               3,152,893
 Texas Technical University
  5.50%; 08/15/12                                           2,000,000               2,283,760
 University of Texas
  5.25%; 07/01/17                                           1,905,000               2,083,727
                                                                                   22,497,243
UTAH (1.71%)
 Utah
  5.38%; 07/01/11                                           3,000,000               3,426,300
WASHINGTON (2.68%)
 Washington
  5.00%; 07/01/21                                           3,000,000               3,134,430
  5.50%; 01/01/11                                           2,000,000               2,239,780
                                                                                    5,374,210
WEST VIRGINIA (3.56%)
 Marshall County, West Virginia
  Ohio Power
  5.90%; 04/01/22                                           3,500,000               3,582,005
 Pleasants County, West Virginia
  Potomac Edison
  6.15%; 05/01/15                                           2,000,000               2,205,620
 West Virginia
  5.20%; 11/01/26                                           1,250,000               1,345,750
                                                                                    7,133,375
WISCONSIN (0.53%)
 Wisconsin Health & Educational Facilities
  Franciscan Skemp Medical Center
  6.13%; 11/15/15                                           1,000,000               1,061,920
                                              TOTAL TAX-EXEMPT BONDS              197,987,903
                                                                                 ------------

                                TOTAL PORTFOLIO INVESTMENTS (98.68%)              197,987,903
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (1.32%)                      2,654,133
                                          TOTAL NET ASSETS (100.00%)             $200,642,036
                                                                                 --------------



See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                           2003/(C)/      2002          2001       2000       1999         1998
                           ----           ----          ----       ----       ----         ----
PRINCIPAL BOND FUND, INC.
-------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.97        $11.11        $10.25     $10.66     $11.59       $11.44
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.23         0.51/(f)/      0.61       0.72       0.70         0.71
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.23         (0.11)/(f)/    0.88      (0.40)     (0.91)        0.16
                            ----         -----          ----      -----      -----         ----
 Total From Investment
            Operations      0.46          0.40          1.49       0.32      (0.21)        0.87
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.25)        (0.54)        (0.63)     (0.73)     (0.69)       (0.72)
 Distributions from
  Realized Gains......        --            --            --         --      (0.03)          --
   ----                                                                      -----
   Total Dividends and
         Distributions     (0.25)        (0.54)        (0.63)     (0.73)     (0.72)       (0.72)
                           -----         -----         -----      -----      -----        -----
Net Asset Value, End
 of Period............    $11.18        $10.97        $11.11     $10.25     $10.66       $11.59
                          ======        ======        ======     ======     ======       ======
Total Return /(a)/ ...      4.24%/(d)/    3.83%        14.96%      3.23%     (1.92)%       7.76%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $194,106      $186,723      $143,818   $124,630   $145,975     $148,081
 Ratio of Expenses to
  Average Net Assets..      1.01%/(e)/    1.06%         1.05%      1.06%      1.04%        0.95%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --            --            --         --         --         1.04%
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.16%/(e)/    4.73%/(f)/    5.67%      6.96%      6.25%        6.19%
 Portfolio Turnover
  Rate................      65.6%/(e)/    78.9%        152.0%      60.7%      48.9%        15.2%

                           2003/(C)/      2002          2001       2000       1999         1998
                           ----           ----          ----       ----       ----         ----
PRINCIPAL BOND FUND, INC.
-------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.97        $11.11        $10.24     $10.65     $11.58       $11.42
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.19         0.43/(g)/      0.54       0.64       0.61         0.63
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.23         (0.11)/(g)/    0.88      (0.39)     (0.91)        0.16
                            ----         -----          ----      -----      -----         ----
 Total From Investment
            Operations      0.42          0.32          1.42       0.25      (0.30)        0.79
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.21)        (0.46)        (0.55)     (0.66)     (0.60)       (0.63)
 Distributions from
  Realized Gains......        --            --            --         --      (0.03)          --
   ----                                                                      -----
   Total Dividends and
         Distributions     (0.21)        (0.46)        (0.55)     (0.66)     (0.63)       (0.63)
                           -----         -----         -----      -----      -----        -----
Net Asset Value, End
 of Period............    $11.18        $10.97        $11.11     $10.24     $10.65       $11.58
                          ======        ======        ======     ======     ======       ======
Total Return /(a)/ ...      3.86%/(d)/    3.07%        14.23%      2.45%     (2.68)%       7.04%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $34,274       $34,190       $26,348    $22,577    $25,451      $22,466
 Ratio of Expenses to
  Average Net Assets..      1.79%/(e)/    1.83%         1.68%      1.85%      1.79%        1.67%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --            --            --         --         --         1.81%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.38%/(e)/    3.95%/(g)/    5.04%      6.16%      5.50%        5.45%
 Portfolio Turnover
  Rate................      65.6%/(e)/    78.9%        152.0%      60.7%      48.9%        15.2%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver ceased on October 31, 1998.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class A was to decrease net investment income by $.03 per share, increase net realized and unrealized gain (loss) on investments by $.03 per share, and decrease the ratio of net investment income to average net assets by .30%. Prior periods have not been restated to reflect this change in presentation.
/(g) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class B was to decrease net investment income by $.03 per share, increase net realized and unrealized gain (loss) on investments by $.03 per share, and decrease the ratio of net investment income to average net assets by .30%. Prior periods have not been restated to reflect this change in presentation.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                           2003/(B)/      2002       2001       2000       1999        1998
                           ----           ----       ----       ----       ----        ----
PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.
-------------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.74        $11.77     $11.18     $11.10     $11.63      $11.51
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.27          0.60       0.65       0.68       0.69        0.70
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.01          0.01       0.61       0.07      (0.52)       0.12
                            ----          ----       ----       ----      -----        ----
 Total From Investment
            Operations      0.28          0.61       1.26       0.75       0.17        0.82
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.28)        (0.64)     (0.67)     (0.67)     (0.70)      (0.70)
                           -----         -----      -----      -----      -----       -----
   Total Dividends and
         Distributions     (0.28)        (0.64)     (0.67)     (0.67)     (0.70)      (0.70)
                           -----         -----      -----      -----      -----       -----
Net Asset Value, End
 of Period............    $11.74        $11.74     $11.77     $11.18     $11.10      $11.63
                          ======        ======     ======     ======     ======      ======
Total Return /(a)/ ...      2.45%/(c)/    5.41%     11.64%      7.09%      1.47%       7.38%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $338,642      $310,506   $243,876   $213,114   $237,811    $251,455
 Ratio of Expenses to
  Average Net Assets..      0.85%/(d)/    0.90%      0.90%      0.94%      0.89%       0.86%
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.56%/(d)/    5.11%      5.68%      6.14%      6.04%       6.07%
 Portfolio Turnover
  Rate................     171.1%/(d)/    36.5%      51.9%       6.9%      19.4%       17.1%

                           2003/(B)/      2002       2001       2000       1999        1998
                           ----           ----       ----       ----       ----        ----
PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.
-------------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.67        $11.71     $11.13     $11.05     $11.60      $11.50
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.23          0.52       0.58       0.58       0.61        0.62
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.02         (0.01)      0.59       0.09      (0.54)       0.12
                            ----         -----       ----       ----      -----        ----
 Total From Investment
            Operations      0.25          0.51       1.17       0.67       0.07        0.74
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.55)     (0.59)     (0.59)     (0.62)      (0.64)
                           -----         -----      -----      -----      -----       -----
   Total Dividends and
         Distributions     (0.24)        (0.55)     (0.59)     (0.59)     (0.62)      (0.64)
                           -----         -----      -----      -----      -----       -----
Net Asset Value, End
 of Period............    $11.68        $11.67     $11.71     $11.13     $11.05      $11.60
                          ======        ======     ======     ======     ======      ======
Total Return /(a)/ ...      2.14%/(c)/    4.54%     10.82%      6.32%      0.65%       6.60%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $65,995       $52,839    $36,303    $27,395    $29,751     $24,370
 Ratio of Expenses to
  Average Net Assets..      1.60%/(d)/    1.71%      1.59%      1.75%      1.63%       1.57%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.79%/(d)/    4.30%      4.98%      5.33%      5.30%       5.43%
 Portfolio Turnover
  Rate................     171.1%/(d)/    36.5%      51.9%       6.9%      19.4%       17.1%



/(a)    /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Six months ended April 30, 2003.
/(c)    /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                          2003/(C)/     2002         2001      2000      1999       1998
                          ----          ----         ----      ----      ----       ----
PRINCIPAL LIMITED TERM BOND FUND, INC.
--------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.86        $9.98        $9.50     $9.54     $9.93      $9.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.17        0.43/(f)/     0.56      0.59      0.57       0.57
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.10        (0.08)/(f)/   0.49     (0.05)    (0.39)      0.06
                           ----        -----         ----     -----     -----       ----
 Total From Investment
            Operations     0.27         0.35         1.05      0.54      0.18       0.63
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)       (0.47)       (0.57)    (0.58)    (0.57)     (0.58)
                          -----        -----        -----     -----     -----      -----
   Total Dividends and
         Distributions    (0.21)       (0.47)       (0.57)    (0.58)    (0.57)     (0.58)
                          -----        -----        -----     -----     -----      -----
Net Asset Value, End
 of Period............    $9.92        $9.86        $9.98     $9.50     $9.54      $9.93
                          =====        =====        =====     =====     =====      =====
Total Return /(a)/ ...     2.78%/(d)/   3.70%       11.36%     5.94%     1.83%      6.57%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $88,328      $74,719      $37,942   $25,183   $27,096    $27,632
 Ratio of Expenses to
  Average Net Assets..     0.92%/(e)/   0.94%        1.01%     0.99%     1.00%      0.82%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --           --           --      1.20%     1.14%      1.13%
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.28%/(e)/   4.07%/(f)/   5.69%     6.16%     5.76%      5.86%
 Portfolio Turnover
  Rate................     28.4%/(e)/   97.6%        65.7%     31.5%     20.9%      23.8%

                          2003/(C)/     2002         2001      2000      1999       1998
                          ----          ----         ----      ----      ----       ----
PRINCIPAL LIMITED TERM BOND FUND, INC.
--------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.00       $10.11        $9.60     $9.60     $9.98      $9.90
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.15        0.37/(g)/     0.49      0.55      0.52       0.54
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.10        (0.06)/(g)/   0.53     (0.02)    (0.39)      0.06
                           ----        -----         ----     -----     -----       ----
 Total From Investment
            Operations     0.25         0.31         1.02      0.53      0.13       0.60
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.19)       (0.42)       (0.51)    (0.53)    (0.51)     (0.52)
                          -----        -----        -----     -----     -----      -----
   Total Dividends and
         Distributions    (0.19)       (0.42)       (0.51)    (0.53)    (0.51)     (0.52)
                          -----        -----        -----     -----     -----      -----
Net Asset Value, End
 of Period............   $10.06       $10.00       $10.11     $9.60     $9.60      $9.98
                         ======       ======       ======     =====     =====      =====
Total Return /(a)/ ...     2.51%/(d)/   3.25%       10.84%     5.69%     1.29%      6.24%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,892      $13,387       $6,970    $3,291    $2,696     $1,705
 Ratio of Expenses to
  Average Net Assets..     1.31%/(e)/   1.39%        1.50%     1.34%     1.35%      1.22%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --           --           --      1.93%     1.92%      2.36%
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.88%/(e)/   3.61%/(g)/   5.17%     5.81%     5.41%      5.44%
 Portfolio Turnover
  Rate................     28.4%/(e)/   97.6%        65.7%     31.5%     20.9%      23.8%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver ceased on November 1, 2000.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class A was to decrease net investment income by $.07 per share, increase net realized and unrealized gain (loss) on investments by $.07 per share, and decrease the ratio of net investment income to average net assets by 1.81%. Prior periods have not been restated to reflect this change in presentation.
/(g) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class B was to decrease net investment income by $.07 per share, increase net realized and unrealized gain (loss) on investments by $.07 per share, and decrease the ratio of net investment income to average net assets by 1.86%. Prior periods have not been restated to reflect this change in presentation.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                           2003/(B)/      2002          2001       2000       1999         1998
                           ----           ----          ----       ----       ----         ----
PRINCIPAL TAX-EXEMPT BOND FUND, INC.
------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $12.29        $12.10        $11.65     $11.69     $12.59       $12.38
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.23         0.48/(e)/      0.54       0.59       0.60         0.60
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20         0.18/(e)/      0.51       0.06      (0.90)        0.22
                            ----         ----           ----       ----      -----         ----
 Total From Investment
            Operations      0.43          0.66          1.05       0.65      (0.30)        0.82
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.23)        (0.47)        (0.55)     (0.58)     (0.59)       (0.61)
 Distributions from
  Realized Gains......     (0.05)           --         (0.05)     (0.11)     (0.01)          --
   ----                    -----                       -----      -----      -----
   Total Dividends and
         Distributions     (0.28)        (0.47)        (0.60)     (0.69)     (0.60)       (0.61)
                           -----         -----         -----      -----      -----        -----
Net Asset Value, End
 of Period............    $12.44        $12.29        $12.10     $11.65     $11.69       $12.59
                          ======        ======        ======     ======     ======       ======
Total Return /(a)/ ...      3.53%/(c)/    5.64%         9.28%      5.81%     (2.51)%       6.76%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $186,627      $183,100      $167,016   $163,846   $186,973     $204,865
 Ratio of Expenses to
  Average Net Assets..      0.78%/(d)/    0.77%         0.82%      0.88%      0.80%        0.83%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.77%/(d)/    4.02%/(e)/    4.59%      5.12%      4.84%        4.83%
 Portfolio Turnover
  Rate................      30.5%/(d)/    60.0%         51.8%       7.6%      15.6%         6.6%

                           2003/(B)/      2002          2001       2000       1999         1998
                           ----           ----          ----       ----       ----         ----
PRINCIPAL TAX-EXEMPT BOND FUND, INC.
------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $12.32        $12.16        $11.71     $11.70     $12.59       $12.39
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.18         0.38/(f)/      0.48       0.57       0.53         0.53
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.21         0.17/(f)/      0.51       0.07      (0.89)        0.20
                            ----         ----           ----       ----      -----         ----
 Total From Investment
            Operations      0.39          0.55          0.99       0.64      (0.36)        0.73
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.18)        (0.39)        (0.49)     (0.52)     (0.52)       (0.53)
 Distributions from
  Realized Gains......     (0.05)           --         (0.05)     (0.11)     (0.01)          --
   ----                    -----                       -----      -----      -----
   Total Dividends and
         Distributions     (0.23)        (0.39)        (0.54)     (0.63)     (0.53)       (0.53)
                           -----         -----         -----      -----      -----        -----
Net Asset Value, End
 of Period............    $12.48        $12.32        $12.16     $11.71     $11.70       $12.59
                          ======        ======        ======     ======     ======       ======
Total Return /(a)/ ...      3.23%/(c)/    4.67%         8.70%      5.69%     (3.01)%       6.01%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $14,015       $13,848       $12,122    $10,744    $11,480      $11,419
 Ratio of Expenses to
  Average Net Assets..      1.55%/(d)/    1.60%         1.33%      1.37%      1.32%        1.43%
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.99%/(d)/    3.19%/(f)/    4.07%      4.60%      4.32%        4.22%
 Portfolio Turnover
  Rate................      30.5%/(d)/    60.0%         51.8%       7.6%      15.6%         6.6%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Six months ended April 30, 2003.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. There was no effect to the Class A per share net investment income or net realized and unrealized gain (loss) on investments for the year ended October 31, 2002. The ratio of net investment income to average net assets increased by .06%. Prior periods have not been restated to reflect this change in presentation.
/(f) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. There was no effect to the Class B per share net investment income or net realized and unrealized gain (loss) on investments for the year ended October 31, 2002. The ratio of net investment income to average net assets increased by .06%. Prior periods have not been restated to reflect this change in presentation.
See accompanying notes.

                      STATEMENT OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                               CASH MANAGEMENT
                                                                 FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..........................   $  372,981,068
                                                               ==============
ASSETS
Investment in securities--at value..........................   $  372,981,068
Cash........................................................           18,590
Receivables:
 Capital Shares sold........................................          830,524
 Dividends and interest.....................................          329,742
Other assets................................................           29,527
                                                               --------------
                                                Total Assets      374,189,451
LIABILITIES
Accrued expenses............................................          267,835
Payables:
 Capital Shares reacquired..................................           10,528
                                                               --------------
                                           Total Liabilities          278,363
                                                               --------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ................   $  373,911,088
                                                               ==============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital...............   $  373,911,088
                                                               --------------
                                            Total Net Assets   $  373,911,088
                                                               ==============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................................    2,000,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets.........................................   $  364,505,425
  Shares issued and outstanding.............................      364,505,425
  Net asset value per share.................................   $        1.000
                                                               ==============

Class B: Net Assets.........................................   $    9,405,663
  Shares issued and outstanding.............................        9,405,663
  Net asset value per share /(a)/ ..........................   $        1.000
                                                               ==============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                            STATEMENT OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                               CASH MANAGEMENT
                                                                 FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Interest...................................................     $2,845,821
Expenses:
 Management and investment advisory fees....................        810,514
 Distribution fees - Class B................................          8,122
 Registration fees - Class A................................          9,541
 Registration fees - Class B................................          5,608
 Shareholder reports -  Class A.............................         11,838
 Shareholder reports -  Class B.............................            305
 Transfer and administrative fees - Class A.................        247,971
 Transfer and administrative fees - Class B.................          5,220
 Auditing and legal fees....................................          5,149
 Custodian fees.............................................          6,290
 Directors' fees............................................         11,478
 Registration fees..........................................         15,014
 Transfer and administrative fees...........................        325,703
 Other expenses.............................................         12,393
                                                                 ----------
                                              Total Expenses      1,475,146
                                                                 ----------
                      Net Investment Income (Operating Loss)     $1,370,675
                                                                 ==========



See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
          SIX MONTHS ENDED APRIL 30, 2003 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                     CASH MANAGEMENT
                                                       FUND, INC.
-------------------------------------------------------------------------------
                                              SIX MONTHS           YEAR
                                                ENDED              ENDED
                                              APRIL 30,         OCTOBER 31,
                                                 2003              2002
                                            --------------  -------------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)....  $   1,370,675    $   5,860,948
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment income:
 Class A..................................     (1,351,965)      (5,755,124)
 Class B..................................        (18,710)         (61,584)
 Class C..................................            N/A           (1,043)/(a)/
 Class R..................................            N/A          (43,197)/(b)/
                                            -------------    -------------
         Total Dividends and Distributions     (1,370,675)      (5,860,948)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Class A..................................    324,653,537      736,479,913
 Class B..................................      4,329,914        7,267,116
 Class C..................................            N/A       1,054,984/(a)/
 Class R..................................            N/A         531,583/(b)/
Shares issued in reinvestment of dividends
 and distributions:
 Class A..................................      1,299,559        5,468,029
 Class B..................................         18,045           58,982
 Class C..................................            N/A             560/(a)/
 Class R..................................            N/A          42,920/(b)/
Shares redeemed:
 Class A..................................   (358,834,298)    (756,970,073)
 Class B..................................     (3,657,115)      (5,266,501)
 Class C..................................            N/A       (1,459,373)/(a)/
 Class R..................................            N/A      (18,809,442)/(b)/
                                            -------------    -------------
Net Increase (Decrease) in Net Assets from
                Capital Share Transactions    (32,190,358)     (31,601,302)
                                            -------------    -------------
                 Total Increase (Decrease)    (32,190,358)     (31,601,302)
NET ASSETS
Beginning of period.......................    406,101,446      437,702,748
                                            -------------    -------------
End of period.............................  $ 373,911,088    $ 406,101,446
                                            =============    =============



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Cash Management Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and operates in the mutual fund industry.

The Fund offers both Class A shares and Class B shares to the public. Shares of the Fund are sold at net asset value; no sales charge applies to purchases of the Fund. Certain purchases of Class A shares of the Fund may be subject to a contingent deferred sales charge ("CDSC") if redeemed within eighteen months of purchase. Class B shares are sold without an initial sales charge, but bear higher ongoing distribution fees and are subject to a declining CDSC on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after purchase. Both classes of shares in the Fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund's Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:



SECURITY VALUATION . The Fund values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.



INCOME AND INVESTMENT TRANSACTIONS. . The Fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Fund allocates daily all income and realized gains or losses to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.

The Fund's investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.



EXPENSES . The Fund allocates daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2003, are included separately in the statement of operations.



DISTRIBUTIONS TO SHAREHOLDERS . The Fund declares all net investment income and any net realized gains and losses from investment transactions as dividends daily to settled shares of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.



FEDERAL INCOME TAXES . No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES



JOINT TRADING ACCOUNT . The Fund may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Fund's cash balance to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation (the "Manager"). These balances may be invested in one or more short-term instruments.



LINE OF CREDIT . The Fund participates with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds in proportion to their average net assets during each calendar quarter. At April 30, 2003, the Fund had no outstanding borrowings under the line of credit.


4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES . The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of the Fund's average daily net assets. The annual rate used in this calculation for the Fund is as follows:

        NET ASSETS OF FUND (IN MILLIONS)
--------------------------------------------
 FIRST      NEXT      NEXT      NEXT       OVER
  $100      $100      $100      $100       $400
 -----      ----      ----      ----       ----
  .50%      .45%      .40%      .35%       .30%


The Fund also reimburses the Manager for transfer and administrative services, including the cost of accounting, data processing, supplies and other services rendered.



DISTRIBUTION FEES . Class B shares bear distribution fees computed at an annual rate of up to 1.00% of the average daily net assets attributable to the class of the Fund.

Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter. A portion of the fees is subsequently remitted to retail dealers. Pursuant to the distribution agreement for Class B shares, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the Fund.



SALES CHARGES . Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A and Class B share redemptions. The charge is based on declining rates which for Class A shares begin at .75% and Class B shares at 4.00% of the lesser of current market value or the cost of shares being redeemed. The aggregate amount of these charges for Class A shares and Class B shares retained by Princor Financial Services Corporation for the period ended April 30, 2003, were $262 and $24,509, respectively.



AFFILIATED OWNERSHIP . At April 30, 2003, Principal Life Insurance Company (an affiliate of the Manager), affiliates of Principal Life Insurance Company, benefit plans sponsored on behalf of Principal Life Insurance Company and several joint ventures (in each of which a subsidiary of Principal Life Insurance Company is a participant) owned 8,880,927 Class A shares of the Fund.



AFFILIATED BROKERAGE COMMISSIONS . No brokerage commissions were paid by the Fund to affiliated broker dealers during the period.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                           APRIL 30, 2003 (UNAUDITED)
 -------------------------------------------------------------------------------
5. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares were as follows:

                                                 PERIOD ENDED       YEAR ENDED
                                                APRIL 30, 2003   OCTOBER 31, 2002
                                                --------------  ------------------
 Shares sold:
  Class A.....................................   324,653,537      736,479,913
  Class B.....................................     4,329,914        7,267,116
  Class C.....................................           N/A        1,054,984*
  Class R.....................................           N/A          531,583**
 Shares issued in reinvestment of dividends:
  Class A.....................................     1,299,559        5,468,029
  Class B.....................................        18,045           58,982
  Class C.....................................           N/A              560*
  Class R.....................................           N/A           42,920**
 Shares redeemed:
  Class A.....................................  (358,834,298)    (756,970,073)
  Class B.....................................    (3,657,115)      (5,266,501)
  Class C.....................................           N/A       (1,459,373)*
  Class R.....................................           N/A      (18,809,442)**
                                                ------------     ------------
                       Net Increase (Decrease)                    (31,601,302)
                                                ============     ============


* Period from November 1, 2001, through January 31, 2002 (discontinuation of Class C shares).
** Period from November 1, 2001, through December 28, 2001 (discontinuation of Class R shares).

With the discontinuation of Class C shares, $342,482 and 342,482 shares were exchanged into Class A shares on January 31, 2002. With the discontinuation of Class R shares, $17,764,708 and 17,764,708 shares were exchanged into Class A shares on December 28, 2001.


6. FEDERAL TAX INFORMATION



DISTRIBUTION TO SHAREHOLDERS. . Federal tax distributions of ordinary income paid in 2003 and 2002 were $1,370,675 and $5,860,948, respectively.

                            SCHEDULE OF INVESTMENTS
                      PRINCIPAL CASH MANAGEMENT FUND, INC.

                           APRIL 30, 2003 (UNAUDITED)

                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (91.55%)
ASSET BACKED SECURITIES (9.01%)
 Corporate Asset Funding
                                                           $                     $
  1.20%; 07/09/03                                           2,600,000               2,594,020
  1.22%; 06/23/03                                           1,450,000               1,447,396
  1.24%; 07/22/03                                           2,000,000               1,994,351
 CXC
  1.23%; 06/17/03                                           1,810,000               1,807,093
  1.23%; 07/29/03                                           2,300,000               2,293,006
  1.25%; 05/07/03                                           2,725,000               2,724,432
  1.26%; 05/06/03                                           2,500,000               2,499,562
  1.26%; 05/15/03                                           2,500,000               2,498,775
  1.26%; 06/09/03                                           2,400,000               2,396,724
  1.26%; 06/27/03                                           2,500,000               2,495,013
 Quincy Capital
  1.26%; 05/22/03                                           2,800,000               2,797,942
 Receivables Capital
  1.22%; 05/19/03                                           2,490,000               2,488,481
  1.22%; 06/20/03                                           2,100,000               2,096,442
  1.24%; 06/20/03                                           1,230,000               1,227,882
 Windmill Funding
  1.25%; 05/01/03                                           2,000,000               2,000,000
  1.28%; 05/16/03                                             310,000                 309,835
                                                                                   33,670,954
COMMERCIAL BANKS (2.13%)
 Svenska Handelsbanken
  1.21%; 07/01/03                                           2,300,000               2,295,284
  1.23%; 06/24/03                                           1,990,000               1,986,328
  1.24%; 07/01/03                                           2,200,000               2,195,378
  1.26%; 05/05/03                                           1,500,000               1,499,791
                                                                                    7,976,781
DIVERSIFIED FINANCIAL SERVICES (10.20%)
 Amstel Funding
  1.15%; 06/11/03                                           2,400,000               2,396,611
  1.23%; 05/13/03                                           2,700,000               2,698,893
  1.25%; 06/16/03                                           2,059,000               2,055,659
  1.25%; 10/28/03                                           1,235,000               1,227,281
  1.26%; 05/19/03                                           1,635,000               1,633,970
  1.27%; 05/05/03                                           2,500,000               2,499,647
  1.27%; 05/12/03                                           2,500,000               2,499,030
  1.27%; 07/21/03                                           1,500,000               1,495,714
  1.28%; 05/05/03                                           1,300,000               1,299,815
 General Electric Capital
  1.21%; 06/25/03                                           2,500,000               2,495,378
  1.22%; 06/18/03                                           2,180,000               2,176,454
  1.22%; 06/23/03                                           2,000,000               1,996,408
  1.22%; 07/14/03                                           2,200,000               2,194,483
  1.23%; 06/13/03                                           2,000,000               1,997,062
  1.24%; 06/19/03                                           2,000,000               1,996,624
  1.25%; 09/22/03                                           1,500,000               1,492,500
  1.37%; 05/20/03                                           1,970,000               1,968,575
 Verizon Network Funding
  1.23%; 06/03/03                                           2,000,000               1,997,745
  1.25%; 05/05/03                                           2,000,000               1,999,722
                                                                                   38,121,571
                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
DIVERSIFIED OPERATIONS (0.53%)
 Rio Tinto Finance
                                                           $                     $
  1.22%; 06/26/03                                           2,000,000               1,996,204
FINANCE-AUTO LOANS (1.26%)
 Paccar Financial
  1.21%; 01/16/04                                           2,000,000               1,982,522
  1.43%; 08/01/03                                           2,745,000               2,734,969
                                                                                    4,717,491
FINANCE-CONSUMER LOANS (1.63%)
 American General Finance
  1.20%; 07/16/03                                           2,000,000               1,994,933
  1.21%; 06/25/03                                           2,095,000               2,091,127
  1.26%; 05/02/03                                           2,000,000               1,999,930
                                                                                    6,085,990
FINANCE-CREDIT CARD (3.86%)
 American Express Credit
  1.19%; 07/03/03                                           2,000,000               1,995,835
  1.23%; 05/20/03                                           2,000,000               1,998,702
  1.23%; 05/23/03                                           1,665,000               1,663,748
  1.24%; 06/30/03                                           2,700,000               2,694,420
  1.24%; 07/15/03                                           2,000,000               1,994,833
  1.24%; 07/17/03                                           1,760,000               1,755,332
  1.24%; 07/22/03                                           2,335,000               2,328,405
                                                                                   14,431,275
FINANCE-INVESTMENT BANKER & BROKER (20.21%)
 Bear Stearns
  1.22%; 05/16/03                                           2,900,000               2,898,526
  1.22%; 06/17/03                                           2,000,000               1,996,814
  1.22%; 07/15/03                                           2,450,000               2,443,773
  1.22%; 07/18/03                                           2,500,000               2,493,392
  1.23%; 06/20/03                                           2,500,000               2,495,729
  1.23%; 06/26/03                                           1,340,000               1,337,436
  1.25%; 07/24/03                                           2,500,000               2,492,708
  1.27%; 06/13/03                                           2,800,000               2,795,753
 Citigroup Global Markets Holdings
  1.22%; 05/15/03                                           2,000,000               1,999,051
  1.23%; 05/08/03                                           2,595,000               2,594,379
  1.25%; 05/13/03                                           2,500,000               2,498,958
  1.25%; 06/03/03                                           2,100,000               2,097,594
  1.25%; 06/12/03                                           2,000,000               1,997,083
  1.26%; 05/06/03                                           2,000,000               1,999,650
  1.26%; 05/27/03                                           2,200,000               2,197,998
  1.26%; 06/06/03                                           2,500,000               2,496,850
 Goldman Sachs Group
  1.18%; 05/08/03                                           2,100,000               2,099,518
  1.20%; 05/14/03                                           1,220,000               1,219,463
  1.22%; 05/23/03                                           2,255,000               2,253,319
  1.23%; 11/19/03                                           2,000,000               1,986,197
  1.26%; 05/13/03                                           1,930,000               1,929,189
  1.26%; 05/14/03                                           2,600,000               2,598,817
  1.26%; 05/27/03                                           2,000,000               1,998,180
  1.26%; 08/22/03                                           2,330,000               2,320,785
  1.30%; 11/04/03                                           2,000,000               1,986,494
 JP Morgan
  1.24%; 07/22/03                                             680,000                 678,079
  1.26%; 06/26/03                                           2,000,000               1,996,080
                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Merrill Lynch
                                                           $                     $
  1.72%; 07/01/03                                           1,200,000               1,196,503
 Morgan Stanley Group
  1.23%; 06/24/03                                           3,960,000               3,952,694
  1.24%; 06/27/03                                           4,600,000               4,590,969
  1.25%; 07/17/03                                           1,520,000               1,515,936
  1.27%; 05/14/03                                           2,600,000               2,598,808
  1.27%; 05/16/03                                           1,800,000               1,799,048
  1.30%; 05/09/03                                           2,000,000               1,999,422
                                                                                   75,555,195
FINANCE-LEASING COMPANY (0.53%)
 International Lease Finance
  1.25%; 06/20/03                                           2,000,000               1,996,528
FINANCE-MORTGAGE LOAN/BANKER (0.69%)
 Federal National Mortgage Association
  1.20%; 12/12/03                                           2,615,000               2,595,387
FINANCE-OTHER SERVICES (13.95%)
 Caterpillar Financial Services
  1.25%; 06/04/03                                           2,565,000               2,561,972
  1.25%; 06/10/03                                           2,600,000               2,596,389
  1.27%; 08/05/03                                             515,000                 513,256
 Commoloco
  1.17%; 05/30/03                                           1,500,000               1,498,586
  1.21%; 07/25/03                                           1,205,000               1,201,558
  1.26%; 05/29/03                                           2,300,000               2,297,746
  1.27%; 06/23/03                                           2,000,000               1,996,290
 Corporate Receivables
  1.19%; 05/06/03                                           2,285,000               2,284,622
  1.20%; 06/12/03                                           2,000,000               1,997,200
  1.20%; 07/10/03                                           2,500,000               2,494,167
  1.23%; 06/09/03                                           2,300,000               2,296,935
  1.24%; 05/08/03                                           2,000,000               1,999,518
  1.25%; 07/10/03                                           1,800,000               1,795,625
 Delaware Funding
  1.23%; 06/05/03                                           2,000,000               1,997,608
  1.25%; 06/16/03                                           2,000,000               1,996,806
  1.26%; 05/22/03                                           2,000,000               1,998,530
 Private Export Funding
  1.21%; 08/21/03                                           1,500,000               1,494,353
  1.23%; 10/07/03                                           3,500,000               3,480,986
 Sheffield Receivables
  1.23%; 05/30/03                                           2,000,000               1,998,018
  1.25%; 05/07/03                                           1,600,000               1,599,667
  1.25%; 06/19/03                                           2,000,000               1,996,597
  1.25%; 07/23/03                                           1,385,000               1,381,009
  1.26%; 05/23/03                                           2,000,000               1,998,460
  1.26%; 05/30/03                                           2,000,000               1,997,970
  1.26%; 06/18/03                                           2,700,000               2,695,464
  1.27%; 05/19/03                                           2,000,000               1,998,740
                                                                                   52,168,072
LIFE & HEALTH INSURANCE (0.64%)
 AIG Funding
  1.22%; 05/16/03                                           2,400,000               2,398,780
                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
METAL-ALUMINUM (1.16%)
 Alcoa
                                                           $                     $
  1.25%; 05/28/03                                           2,355,000               2,352,792
  1.25%; 06/06/03                                           2,000,000               1,997,500
                                                                                    4,350,292
METAL-DIVERSIFIED (3.73%)
 Rio Tinto
  1.20%; 07/11/03                                           2,500,000               2,494,083
  1.21%; 07/14/03                                           2,000,000               1,995,026
  1.22%; 06/04/03                                           2,000,000               1,997,696
  1.22%; 06/05/03                                           2,000,000               1,997,628
  1.22%; 07/08/03                                           2,000,000               1,995,391
  1.23%; 06/04/03                                           1,470,000               1,468,292
  1.26%; 05/02/03                                           2,000,000               1,999,930
                                                                                   13,948,046
MONEY CENTER BANKS (6.70%)
 Barclay's U.S. Funding
  1.24%; 05/28/03                                           2,500,000               2,497,675
 HBOS Treasury Services
  1.20%; 05/09/03                                           2,400,000               2,399,360
  1.22%; 05/09/03                                           2,070,000               2,069,439
  1.24%; 05/28/03                                           1,000,000                 999,070
  1.24%; 07/28/03                                           2,000,000               1,993,962
  1.25%; 05/27/03                                           2,000,000               1,998,195
  1.25%; 06/19/03                                           2,130,000               2,126,376
  1.25%; 07/28/03                                           2,000,000               1,993,913
  1.26%; 06/03/03                                           2,840,000               2,836,720
  1.26%; 06/05/03                                           1,830,000               1,827,758
 JP Morgan Chase
  1.24%; 05/01/03                                           2,300,000               2,300,000
  1.25%; 05/22/03                                           2,000,000               1,998,542
                                                                                   25,041,010
MULTIMEDIA (0.40%)
 Gannett
  1.23%; 05/02/03                                           1,500,000               1,499,949
OIL COMPANY-INTEGRATED (0.16%)
 Shell Finance
  1.20%; 08/28/03                                             580,000                 577,642
REGIONAL BANKS (1.76%)
 Wells Fargo
  1.23%; 05/29/03                                           2,000,000               1,998,087
  1.23%; 06/06/03                                           2,000,000               1,997,540
  1.23%; 06/13/03                                           2,600,000               2,596,180
                                                                                    6,591,807
SPECIAL PURPOSE ENTITY (4.88%)
 BMW US Capital
  1.24%; 07/21/03                                           2,300,000               2,293,583
 Southern Company Funding
  1.15%; 06/10/03                                           1,040,000               1,038,579
  1.22%; 07/02/03                                           2,000,000               1,995,798
  1.22%; 07/11/03                                           2,000,000               1,995,188
  1.23%; 07/07/03                                           1,795,000               1,790,891
  1.25%; 05/12/03                                           3,000,000               2,998,854
  1.27%; 05/07/03                                           2,525,000               2,524,465
                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Tulip Funding
                                                           $                     $
  1.20%; 06/02/03                                           2,000,000               1,997,867
  1.26%; 09/02/03                                           1,600,000               1,593,056
                                                                                   18,228,281
SUPRANATIONAL BANK (2.53%)
 Corp Andina de Fomento
  1.23%; 07/08/03                                           1,465,000               1,461,596
  1.24%; 07/09/03                                           2,000,000               1,995,247
  1.28%; 05/20/03                                           3,500,000               3,497,636
  1.28%; 05/21/03                                           2,500,000               2,498,222
                                                                                    9,452,701
TELEPHONE COMMUNICATION (1.06%)
 Telstra
  1.23%; 06/30/03                                           2,000,000               1,995,900
  1.24%; 06/30/03                                           1,980,000               1,975,908
                                                                                    3,971,808
TELEPHONE-INTEGRATED (0.54%)
 SBC International
  1.23%; 05/12/03                                           2,000,000               1,999,248
TOBACCO (3.46%)
 Altria Group
  1.20%; 05/21/03                                           2,300,000               2,298,467
  1.26%; 05/02/03                                           2,000,000               1,999,930
  1.27%; 05/01/03                                           2,270,000               2,270,000
  1.27%; 05/21/03                                           2,000,000               1,998,600
  1.27%; 06/16/03                                           2,500,000               2,495,943
  1.27%; 06/25/03                                           1,880,000               1,876,352
                                                                                   12,939,292
TOOLS-HAND HELD (0.53%)
 Stanley Works
  1.23%; 07/23/03                                           2,000,000               1,994,328
                                              TOTAL COMMERCIAL PAPER              342,308,632

                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
BONDS (8.20%)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.58%)
 Vulcan Materials
  5.75%; 04/01/04                                           2,100,000               2,182,485
DIVERSIFIED FINANCIAL SERVICES (0.65%)
 Associates Corp. of North America
  5.75%; 11/01/03                                           1,500,000               1,526,992
 General Electric Capital
  6.75%; 09/11/03                                             375,000                 382,162
 Wells Fargo Financial
  7.25%; 07/14/03                                             500,000                 505,395
                                                                                    2,414,549
FINANCE-INVESTMENT BANKER & BROKER (2.77%)
 JP Morgan
  5.75%; 02/25/04                                           2,000,000               2,070,591
                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 JP Morgan (continued)
                                                           $                     $
  8.50%; 08/15/03                                           2,000,000               2,035,887
 Lehman Brothers Holdings
  6.63%; 04/01/04                                           2,000,000               2,095,102
  7.00%; 05/15/03                                           1,600,000               1,602,773
  7.25%; 10/15/03                                           2,500,000               2,563,950
                                                                                   10,368,303
FINANCE-OTHER SERVICES (1.07%)
 Verizon Global Funding
  1.37%; 06/16/03                                           4,000,000               4,000,000
MONEY CENTER BANKS (0.80%)
 Bank of America
  1.24%; 09/19/03                                           2,000,000               2,000,000
  6.88%; 06/01/03                                           1,000,000               1,004,195
                                                                                    3,004,195
REGIONAL BANKS (1.79%)
 Bank One
  1.32%; 11/28/03                                           2,000,000               2,000,000
  1.33%; 06/18/03                                           2,000,000               2,000,000
  1.33%; 10/30/03                                           2,700,000               2,700,000
                                                                                    6,700,000
TELEPHONE-INTEGRATED (0.54%)
 SBC Communications
  4.30%; 06/05/03                                           2,000,000               2,002,904
                                                         TOTAL BONDS               30,672,436
                                                                                 ------------

                                TOTAL PORTFOLIO INVESTMENTS (99.75%)              372,981,068
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (0.25%)                        930,020
                                          TOTAL NET ASSETS (100.00%)             $373,911,088
                                                                                 --------------

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                           2003/(C)/      2002       2001       2000       1999        1998
                           ----           ----       ----       ----       ----        ----
PRINCIPAL CASH MANAGEMENT FUND, INC.
------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000     $1.000     $1.000     $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.004         0.013      0.043      0.056      0.045       0.051
                           -----         -----      -----      -----      -----       -----
 Total From Investment
            Operations     0.004         0.013      0.043      0.056      0.045       0.051
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.004)       (0.013)    (0.043)    (0.056)    (0.045)     (0.051)
                          ------        ------     ------     ------     ------      ------
   Total Dividends and
         Distributions    (0.004)       (0.013)    (0.043)    (0.056)    (0.045)     (0.051)
                          ------        ------     ------     ------     ------      ------
Net Asset Value, End
 of Period............    $1.000        $1.000     $1.000     $1.000     $1.000      $1.000
                          ======        ======     ======     ======     ======      ======
Total Return /(a)/ ...      0.36%/(d)/    1.36%      4.44%      5.71%      4.56%       5.10%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $364,505      $397,386   $412,409   $390,154   $352,675    $294,918
 Ratio of Expenses to
  Average Net Assets..      0.77%/(e)/    0.72%      0.70%      0.70%      0.69%       0.56%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --            --         --         --         --        0.56%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.73%/(e)/    1.35%      4.33%      5.54%      4.45%       5.12%

                           2003/(C)/      2002       2001       2000       1999        1998
                           ----           ----       ----       ----       ----        ----
PRINCIPAL CASH MANAGEMENT FUND, INC.
------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000     $1.000     $1.000     $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.002         0.009      0.037      0.049      0.039       0.042
                           -----         -----      -----      -----      -----       -----
 Total From Investment
            Operations     0.002         0.009      0.037      0.049      0.039       0.042
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.002)       (0.009)    (0.037)    (0.049)    (0.039)     (0.042)
                          ------        ------     ------     ------     ------      ------
   Total Dividends and
         Distributions    (0.002)       (0.009)    (0.037)    (0.049)    (0.039)     (0.042)
                          ------        ------     ------     ------     ------      ------
Net Asset Value, End
 of Period............    $1.000        $1.000     $1.000     $1.000     $1.000      $1.000
                          ======        ======     ======     ======     ======      ======
Total Return /(a)/ ...      0.22%/(d)/    0.88%      3.71%      5.01%      4.00%       4.25%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $9,406        $8,715     $6,655     $5,318     $6,330      $3,602
 Ratio of Expenses to
  Average Net Assets..      1.07%/(e)/    1.27%      1.40%      1.33%      1.19%       1.41%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --            --         --         --         --        1.49%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.43%/(e)/    0.87%      3.59%      4.87%      4.00%       4.23%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver ceased on March 1, 1998.
/(c) /Six months ended April 30, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Funds. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Funds activities and the quality of services provided to the Funds. Each director also has the same position with the Principal Investors Fund, Inc. and the Principal Variable Contracts Fund, Inc. that are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be "interested persons" are defined in the Investment Company Act of 1940, as amended. The interested persons shown below are considered to be interested because of a current or former affiliation with the Manager or Principal Life Insurance Company.

THE FOLLOWING DIRECTORS ARE CONSIDERED NOT TO BE "INTERESTED PERSONS" AS DEFINED

IN THE 1940 ACT .

                                                               NUMBER OF
                                                             PORTFOLIOS IN
                                                                  FUND             OTHER
                                                                COMPLEX        DIRECTORSHIPS
NAME, POSITION HELD WITH THE FUND,  PRINCIPAL OCCUPATION(S)   OVERSEEN BY         HELD BY
    ADDRESS, AND DATE OF BIRTH        DURING PAST 5 YEARS       DIRECTOR         DIRECTOR
                                    -----------------------  -------------     -------------



                                                      96             None

 James D. Davis
 Director since 1974     Attorney. Vice
 Member Audit and        President, Deere and
 Nominating Committee    Company, Retired.
 4940 Center Court,
 Bettendorf, Iowa
 03/22/34

                                                      96             None
 Pamela A. Ferguson
 Director since 1993     Professor of
 Member Audit and        Mathematics, Grinnell
 Nominating Committee    College since 1998.
 4112 River Oaks         Prior thereto,
 Drive, Des Moines,      President, Grinnell
 Iowa                    College.
 05/05/43

                                                      96             None
 Richard W. Gilbert
 Director since 1985     President, Gilbert
 Member Audit and        Communications, Inc.
 Nominating Committee    since 1993. Prior
 5040 Arbor Lane,        thereto, President
 #302, Northfield,       and Publisher,
 Illinois.               Pioneer Press.
 05/08/40

                                                      96             None


 William C. Kimball      Chairman and CEO,
 Director since 1999     Medicap Pharmacies,
 Member Audit and        Inc. since 1998.
 Nominating Committee    Prior thereto,
 4350 Westown Parkway,   President and CEO.
 Suite 400
 West Des Moines, Iowa
 11/28/47

                                                      96              None

 Barbara A. Lukavsky
 Director since 1987     President and CEO,
 Member Audit and        Barbican Enterprises,
 Nominating Committee    Inc. since 1997.
 Member Executive        President and CEO, Lu
 Committee               San ELITE USA, L.C.
 13731 Bay Hill Court,   1985-1998.
 Clive, Iowa
 09/10/40



THE FOLLOWING DIRECTORS ARE CONSIDERED TO BE "INTERESTED PERSONS" AS DEFINED IN THE 1940 ACT, AS AMENDED, BECAUSE OF CURRENT OR FORMER AFFILIATION WITH THE

MANAGER OR PRINCIPAL LIFE. .

                              Executive Vice
                              President, Principal
                              Life since 2000;
                              Senior Vice
                              President, 1996-2000;
 John E. Aschenbrenner        Vice President -             96               None
 Director since 1998          Individual Markets
 08/16/49                     1990-1996. Director,
                              Principal Management
                              Corporation and
                              Princor Financial
                              Services Corporation
                              ("Princor").

                         Senior Vice
                         President, 2002. Vice
                         President, Principal
                         Life Insurance
 Ralph C. Eucher         Company 1999-2002.
 Director and            Director and
 President since 1999    President, Princor           96               None
 Member Executive        and Principal
 Committee               Management
 06/14/52                Corporation since
                         1999. Prior thereto,
                         Second Vice
                         President, Principal
                         Life Insurance
                         Company.

                         Executive Vice
                         President, Principal
 Larry D. Zimpleman      Life since 2001.
 Director and Chairman   Senior Vice
 of the Board since      President,1999-2001.         96               None
 December 2001           Vice
 Member Executive        President,1998-1999.
 Committee               Prior thereto, Vice
 09/07/51                President--Pension

The Audit and Nominating Committee considers management's recommendation of independent auditors for the Funds and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Funds. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Funds for election to the Board.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.


Additional information about the Fund is available in the Prospectus and Statement of Additional Information both dated March 1, 2003. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.

                          SHAREHOLDER MEETING RESULTS

 SPECIAL MEETING OF SHAREHOLDERS PRINCIPAL PARTNERS BLUE CHIP FUND, INC. HELD
                               NOVEMBER 20, 2002


1) Approval of sub-advisory agreements between Principal Management Corporation, the Principal Partners Blue Chip Fund, Inc.'s ("Blue Chip Fund") investment adviser, and two sub-advisory firms, Goldman Sachs Asset Management a unit of the Investment Management Division of Goldman, Sachs & Co., and Wellington Management Company, LLP.

         IN FAVOR                    OPPOSED                      ABSTAIN
         --------                    -------                      -------
      4,603,617.825                183,614.948                  212,522.042



2) Ratification and approval of Principal Management Corporation's ultimate responsibility to oversee Sub-Advisory activity and accordingly, with the approval of the Fund's Board of Directors, to appoint and replace the Fund's Sub-Advisor and enter into and amend sub-advisory agreements without further shareholder approval.

         IN FAVOR                    OPPOSED                      ABSTAIN
         --------                    -------                      -------
4,179,659.067                      372,186.929                  447,908.819

Item 2. Code of Ethics.

        N/A to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

        N/A to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

        N/A to the semi-annual filing.

Items 5-6.      [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        N/A as this is an Open-End Management Investment Company.

Item 8. [Reserved]

Item 9. Controls and Procedures.

          In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President, Ralph C. Eucher, and our Chief Financial Officer, Jill R. Brown, have reviewed and evaluated our disclosure controls and procedures as of June 18, 2003, and have concluded that our disclosure controls and procedures are effective.

          There were no significant changes in our internal controls, or in other factors that could significantly affect our internal controls subsequent to June 18, 2003.

Item 10. Exhibits.

         a. Code of Ethics*

         b. 302 Certifications**

         c. 906 Certifications**

*   To be filed with the annual filing.
**  Included as a part of this filing.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 19th day of June, 2003.

                                        Principal Capital Value Fund, Inc.
                                                (Registrant)

                                                /s/ Ralph C. Eucher
                                        By _____________________________________
                                           Ralph C. Eucher, President



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       Signature                         Title                       Date


/s/ R. C. Eucher
_____________________________      President and Director        June 19, 2003
R. C. Eucher                                                   _________________


/s/ Jill R. Brown
_____________________________      Vice President and            June 19, 2003
J. R. Brown                        Chief Financial Officer     _________________